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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   September 30

Date of reporting period:  March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

*2006*
*Semiannual Report*

# Tax Free Income Funds

TABLE OF CONTENTS

Schedule of Investments	16
Statements of Assets and Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	78
Financial Highlights	82
Notes to Financial Statements	92
Notice to Shareholders	101

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the state and/or federal alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FIRST AMERICAN FUNDS ONLINE

@ firstamericanfunds.com

Visit the First American Funds website for useful information on each of our funds, including fund prices, performance, fund management bios, dividends, and downloadable fact sheets.

Online features and functionality include:

•                  The ability to deepen your understanding of the fund family by learning about the full range of investment choices available to you through First American Funds

•                  The ability to educate yourself through market and investment strategy commentaries

We stand behind our commitment to serve you with excellence. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

Arizona Tax Free fund

Expense Example

As a shareholder of the Arizona Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,007.60	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual[2]	$1,000.00	$1,005.50	$5.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual[2]	$1,000.00	$1,009.70	$2.51
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	71.5%
General Obligations[5]	17.5
Certificates of Participation[5]	6.9
Short-Term Investments	3.0
Other Assets and Liabilities, Net	1.1
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	48.4%
AA	17.9
A	9.8
BBB	14.0
Non-Rated	9.9
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.76%, 0.55%, and 0.97% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 14.2% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

California Intermediate Tax Free fund

Expense Example

As a shareholder of the California Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,007.60	$4.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual[2]	$1,000.00	$1,008.30	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	66.8%
General Obligations[5]	21.9
Certificates of Participation[5]	7.3
Short-Term Investments	3.3
Other Assets and Liabilities, Net	0.7
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	51.5%
AA	10.6
A	19.1
BBB	16.4
Non-Rated	2.4
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.76% and 0.83% for Class A and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 7.5% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

California Tax Free fund

Expense Example

As a shareholder of the California Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,008.40	$3.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual[2]	$1,000.00	$1,006.40	$5.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual[2]	$1,000.00	$1,009.60	$2.51
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	73.1%
General Obligations[5]	19.2
Certificates of Participation[5]	3.7
Short-Term Investments	4.2
Other Assets and Liabilities, Net	(0.2)
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	51.9%
AA	16.5
A	13.7
BBB	15.4
Non-Rated	2.5
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.84%, 0.64%, and 0.96% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 16.3% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Colorado Intermediate Tax Free fund

Expense Example

As a shareholder of the Colorado Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,004.60	$4.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual[2]	$1,000.00	$1,005.40	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	68.9%
General Obligations[5]	19.8
Certificates of Participation[5]	9.0
Short-Term Investment	1.6
Other Assets and Liabilities, Net	0.7
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	52.9%
AA	10.0
A	13.2
BBB	18.6
Non-Rated	5.3
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.46% and 0.54% for Class A and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 11.3% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Colorado Tax Free fund

Expense Example

As a shareholder of the Colorado Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,008.00	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual[2]	$1,000.00	$1,006.00	$5.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual[2]	$1,000.00	$1,009.20	$2.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	61.4%
General Obligations[5]	19.5
Certificates of Participation[5]	17.1
Short-Term Investment	3.0
Other Assets and Liabilities, Net	(1.0)
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	62.1%
AA	5.9
A	12.8
BBB	18.3
Non-Rated	0.9
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.80%, 0.60%, and 0.92% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 9.3% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Intermediate Tax Free fund

Expense Example

As a shareholder of the Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,005.80	$4.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual[2]	$1,000.00	$1,006.60	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	60.6%
General Obligations[5]	35.8
Certificates of Participation[5]	3.1
Short-Term Investment	0.3
Other Assets and Liabilities, Net	0.2
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	57.4%
AA	12.2
A	13.4
BBB	10.3
BB	0.7
Non-Rated	6.0
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.58% and 0.66% for Class A and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 25.1% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Minnesota Intermediate Tax Free fund

Expense Example

As a shareholder of the Minnesota Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,007.10	$4.25
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual[2]	$1,000.00	$1,007.90	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	61.2%
General Obligations[5]	36.8
Certificate of Participation[5]	0.4
Short-Term Investment	0.5
Other Assets and Liabilities, Net	1.1
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	46.8%
AA	18.8
A	14.9
BBB	8.6
BB	2.5
Non-Rated	8.4
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.71% and 0.79% for Class A and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 7.0% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Minnesota Tax Free fund

Expense Example

As a shareholder of the Minnesota Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,014.60	$4.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class C Actual[2]	$1,000.00	$1,012.60	$6.77
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class Y Actual[2]	$1,000.00	$1,015.90	$3.52
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	84.2%
General Obligations[5]	10.2
Short-Term Investments	4.5
Other Assets and Liabilities, Net	1.1
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	35.6%
AA	10.3
A	28.0
BBB	7.9
BB	1.1
Non-Rated	17.1
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 1.46%, 1.26%, and 1.59% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 14.4% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Missouri Tax Free fund

Expense Example

As a shareholder of the Missouri Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,005.60	$4.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class C Actual[2]	$1,000.00	$1,003.60	$6.74
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class Y Actual[2]	$1,000.00	$1,006.80	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	76.6%
General Obligations[5]	20.8
Certificates of Participation[5]	1.9
Short-Term Investment	2.1
Other Assets and Liabilities, Net	(1.4)
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	60.6%
AA	24.4
A	5.3
BBB	6.1
BB	1.0
Non-Rated	2.6
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.56%, 0.36%, and 0.68% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 16.3% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Nebraska Tax Free fund

Expense Example

As a shareholder of the Nebraska Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,008.60	$3.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual[2]	$1,000.00	$1,005.80	$5.75
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual[2]	$1,000.00	$1,009.90	$2.51
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	72.4%
General Obligations[5]	24.8
Certificates of Participation[5]	3.2
Short-Term Investment	0.7
Other Assets and Liabilities, Net	(1.1)
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	40.4%
AA	37.7
A	12.7
Non-Rated	9.2
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.86%, 0.58%, and 0.99% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 7.2% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Ohio Tax Free fund

Expense Example

As a shareholder of the Ohio Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,006.00	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class C Actual[2]	$1,000.00	$1,002.20	$5.74
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79
Class Y Actual[2]	$1,000.00	$1,005.30	$2.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.44	$2.52

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	50.4%
General Obligations[5]	44.0
Certificate of Participation[5]	3.2
Short-Term Investment	1.1
Other Assets and Liabilities, Net	1.3
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	41.2%
AA	37.6
A	16.4
BBB	3.8
Non-Rated	1.0
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.60%, 0.22%, and 0.53% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 6.2% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Oregon Intermediate Tax Free fund

Expense Example

As a shareholder of the Oregon Intermediate Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,002.10	$4.24
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class Y Actual[2]	$1,000.00	$1,002.80	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
General Obligations[5]	60.8%
Revenue Bonds[5]	32.2
Certificates of Participation[5]	5.0
Short-Term Investment	0.6
Other Assets and Liabilities, Net	1.4
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	56.4%
AA	34.5
A	1.4
BBB	3.9
Non-Rated	3.8
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.21% and 0.28% for Class A and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 21.9% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Short Tax Free fund

Expense Example

As a shareholder of the Short Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,005.80	$3.75
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual[2]	$1,000.00	$1,006.50	$3.00
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	80.2%
General Obligations[5]	18.6
Short-Term Investment	0.3
Other Assets and Liabilities, Net	0.9
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	40.1%
AA	16.9
A	18.1
BBB	15.0
BB	0.3
Non-Rated	9.6
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.58% and 0.65% for Class A and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 10.0% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free fund

Expense Example

As a shareholder of the Tax Free Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,013.20	$4.77
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class C Actual[2]	$1,000.00	$1,012.00	$6.77
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class Y Actual[2]	$1,000.00	$1,014.50	$3.52
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

Portfolio Allocation as of March 31, 2006[3] (% of net assets)
Revenue Bonds[5]	72.8%
General Obligations[5]	23.7
Certificates of Participation[5]	0.8
Short-Term Investment	2.0
Other Assets and Liabilities, Net	0.7
100.0%

Credit Quality Distribution as of March 31, 2006[4] (% of market value)
AAA	34.6%
AA	9.6
A	21.4
BBB	19.5
BB	1.1
Non-Rated	13.8
100.0%

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.95%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 1.32%, 1.20%, and 1.45% for Class A, Class C, and Class Y, respectively.

3  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

4  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

5  These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund's Notes to Schedule of Investments. As of March 31, 2006, 21.1% of the fund's net assets were pre-refunded and escrowed to maturity issues.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Arizona Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 95.9%
Revenue Bonds – 71.5%
Continuing Care Retirement Communities – 4.2%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101 7.500%, 11/15/2023	$200	$225
Maricopa County Industrial Development Authority, Senior Living Health Care Revenue, Immanuel Care, Series A, Callable 02/20/2016 @ 100 (GNMA) 4.850%, 08/20/2026	750	749
Tempe Industrial Development Authority, Friendship Village Project, Series A 5.375%, 12/01/2013	200	200
		1,174
Education – 6.0%
Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/2009 @ 102 5.850%, 02/01/2019 (a)	1,000	1,073
Glendale Industrial Development Authority, Midwestern University 5.250%, 05/15/2014	140	147
Glendale Industrial Development Authority, Midwestern University, Series A, Callable 05/15/2011 @ 101 5.750%, 05/15/2021	250	268
University of Arizona Board of Regents, Series A, Pre-refunded 12/01/2009 @ 100 (FGIC) 5.800%, 06/01/2024 (a)	150	161
		1,649
Healthcare – 18.5%
Arizona Health Facilities Authority, Blood Systems Inc., Callable 04/01/2014 @ 100 4.750%, 04/01/2025	300	293
Arizona Health Facilities Authority, John C. Lincoln Health Network, Callable 12/01/2012 @ 101 5.750%, 12/01/2032	150	157
Glendale Industrial Development Authority, Callable 12/01/2015 @ 100 4.625%, 12/01/2027	200	188
Johnson City, Tennessee Health & Elderly Facilities Authority, Callable 07/01/2012 @ 103 7.500%, 07/01/2025	100	117
Maricopa County Hospital, Sun Health Corporation, Callable 04/01/2015 @ 100 5.000%, 04/01/2025	200	202
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A, Callable 07/01/2014 @ 100 5.375%, 07/01/2023	500	521
Mesa Industrial Development Authority, Discovery Health Systems, Series A, Pre-refunded 01/01/2010 @ 101 (MBIA) 5.750%, 01/01/2025 (a)	500	538
5.625%, 01/01/2029 (a)	500	536

Arizona Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Callable 12/01/2011 @ 101 5.700%, 12/01/2021	$1,000	$1,065
University Medical Center Corporation, Hospital Revenue, Callable 07/01/2014 @ 100 5.000%, 07/01/2024 (a)	500	505
University Medical Center Corporation, Hospital Revenue, Callable 07/01/2015 @ 100 5.000%, 07/01/2016	250	258
Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A, Callable 08/01/2013 @ 100 (RAAI) 5.250%, 08/01/2021	375	393
6.000%, 08/01/2033	100	106
Yuma Industrial Development Authority, Yuma Regional Medical Center, Callable 08/01/2007 @ 102, Escrowed to Maturity (MBIA) 5.500%, 08/01/2017 (b)	250	261
		5,140
Housing – 3.7%
Douglas Community Housing Corporation, Rancho La Perilla, Series A, Callable 01/20/2010 @ 102 (GNMA) 5.900%, 07/20/2020	500	527
6.000%, 07/20/2025	475	496
Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A, Callable 06/01/2010 @ 102 (FHLMC) (FNMA) (GNMA) 5.875%, 06/01/2016	10	10
		1,033
Lease Revenue – 4.0%
Nogales Municipal Development Authority, Callable 06/01/2015 @ 100 (AMBAC) (MLO) 5.000%, 06/01/2027	500	518
Peoria Municipal Development Authority (MLO) 5.000%, 07/01/2015	310	332
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project, Series A (ACA) (MLO) 5.000%, 10/01/2016	250	258
		1,108
Miscellaneous – 6.0%
Arizona Student Loan Acquisition Authority, Series A, Callable 11/01/2009 @ 102 (AMT) 5.900%, 05/01/2024	100	106
Greater Arizona Infrastructure Development Authority, Series A (MBIA) 4.250%, 08/01/2013	540	548
Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/2008 @ 102 (MBIA) 5.625%, 08/01/2020	200	212
Greater Arizona Infrastructure Development Authority, Series B, Callable 08/01/2014 @ 100 5.250%, 08/01/2026	750	787
		1,653

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Arizona Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Revolving Fund – 2.7%
Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Callable 10/01/2016 @ 100 4.375%, 10/01/2026	$750	$732
Tax Revenue – 7.7%
Phoenix Civic Improvements, Excise Tax Revenue, Callable 07/01/2009 @ 101 5.750%, 07/01/2016	300	320
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Callable 07/01/2016 @ 100 5.000%, 07/01/2025	500	526
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Series A, Callable 07/14/2014 @ 100 4.500%, 07/01/2025	100	100
Scottsdale Municipal Property Corporation, Excise Tax Revenue, Convertible CABs, Series C, Callable 07/01/2017 @ 100 (AMBAC) 0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021	500	348
Scottsdale Preservation Authority, Excise Tax Revenue (FGIC) 5.000%, 07/01/2011	500	529
Tempe, Excise Tax Revenue, Series A, Callable 07/01/2009 @ 100 5.625%, 07/01/2020	300	316
		2,139
Transportation – 8.3%
Arizona State Transportation Highway Board, Series A 5.000%, 07/01/2009	400	416
Arizona State Transportation Highway Board, Series B, Callable 01/01/2016 @ 100 5.000%, 07/01/2023	500	527
Phoenix Civic Improvements, Series B, Callable 07/01/2012 @ 100 (AMT) (FGIC) 5.250%, 07/01/2021	250	260
5.250%, 07/01/2027	750	775
Tucson Street & Highway Improvements, Series 1994-E, Pre-refunded 07/01/2010 @ 100 (FGIC) 5.000%, 07/01/2018 (a)	300	315
		2,293
Utilities – 10.4%
Chandler Water & Sewer Improvements, Pre-refunded 07/01/2010 @ 101 (FSA) 5.800%, 07/01/2017 (a)	250	273
Cottonwood Water Revenue, Callable 07/01/2016 @ 100 (XLCA) 5.000%, 07/01/2017	250	265
Gilbert Water Municipal Property Wastewater System & Utility, Callable 04/01/2008 @ 100 5.000%, 04/01/2017	375	377
Glendale Water & Sewer Revenue, Callable 01/01/2016 @ 100 (FGIC) 5.000%, 07/01/2019	1,000	1,062
Tucson Water, Series 1994-A (MBIA) 6.250%, 07/01/2016	170	199

Arizona Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-1, Callable 03/01/2016 @ 101 (AMT) 3.650%, 03/01/2028 (c)	$400	$398
Yavapai Industrial Development Authority, Waste Management Incorporated Project, Series A-2, Mandatory Put 03/01/2008 @ 100 (AMT) 4.450%, 03/01/2028	300	302
		2,876
Total Revenue Bonds		19,946
General Obligations – 17.5%
Centerra Community Facilities Distributors, Callable 07/15/2015 @ 100 5.500%, 07/15/2029	200	201
Chandler Public & Recreational Improvements, Callable 07/01/2010 @ 101 5.800%, 07/01/2018	250	271
Greenlee County School District #18, Morenci 5.000%, 07/01/2012	165	169
Maricopa County School District #3, Tempe Elementary School Improvement Project, Series A, Callable 07/01/2016 @ 100 (MBIA) 4.750%, 07/01/2024	400	410
Maricopa County School District #4, Mesa Union School Improvement, Series A, Callable 07/01/2016 @ 100 (FGIC) 4.750%, 07/01/2019	500	518
Peoria, Callable 04/01/2009 @ 100 (FGIC) 5.400%, 04/01/2015	100	105
5.000%, 04/01/2018	575	594
5.000%, 04/01/2019	125	129
Phoenix, Callable 07/01/2007 @ 102 5.250%, 07/01/2020	250	259
Phoenix, Callable 07/01/2010 @ 100 5.250%, 07/01/2019	350	368
5.375%, 07/01/2025	750	791
Scottsdale, Pre-refunded 07/01/2009 @ 100 5.500%, 07/01/2022 (a)	250	264
Tucson 5.500%, 07/01/2018	250	279
Yuma County Unified High School District #70, Yuma School Improvement Project of 2005, Series A (FGIC) 4.000%, 07/01/2014	500	499
Total General Obligations		4,857
Certificates of Participation – 6.9%
Northern Arizona University, Research Projects, Callable 09/01/2015 @ 100 (AMBAC) (MLO) 5.000%, 09/01/2023	140	146
Pinal County (MLO) 5.000%, 12/01/2014	400	420
Tucson, Callable 07/01/2008 @ 100 (MBIA) (MLO) 5.500%, 07/01/2015	200	207
University of Arizona, Series F, Callable 06/01/2015 @ 100 (AMBAC) (MLO) 4.500%, 06/01/2025	1,025	1,010

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Arizona Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
University of Arizona Parking & Student Housing Authority, Pre-refunded 06/01/2009 @ 100 (AMBAC) (MLO) 5.750%, 06/01/2019 (a)	$140	$149
Total Certificates of Participation		1,932
Total Municipal Bonds (Cost $25,679)		26,586
Short-Term Investments – 3.0%
Federated Arizona Municipal Money Market Fund	567,221	567
First American Tax Free Obligations Fund, Class Z (d)	264,983	265
Total Short-Term Investments (Cost $832)		832
Total Investments – 98.9% (Cost $26,511)		27,418
Other Assets and Liabilities, Net – 1.1%		309
Total Net Assets – 100.0%		$27,727

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2006.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to AMT was $1,839,703 which represents 6.6% of total net assets.

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC – Financial Guaranty Insurance Corporation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

XLCA – XL Capital Assurance Inc.

California Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 96.0%
Revenue Bonds – 66.8%
Continuing Care Retirement Communities – 4.6%
Association of Bay Area Governments Financial Authority, Odd Fellows Home of California (CMI) 4.950%, 08/15/2007	$500	$508
California Health Facilities Financing Authority, Paradise Valley Estates (CMI) 4.125%, 01/01/2010	500	504
4.375%, 01/01/2012	540	547
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI) 5.000%, 11/15/2012	500	524
La Verne, Brethren Hillcrest Homes, Series B, Callable 02/15/2013 @ 101 (ACA) 5.600%, 02/15/2033	500	524
		2,607
Education – 11.2%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A 5.800%, 06/01/2008	200	207
California Educational Facilities Authority, Golden Gate University, Callable 10/01/2015 @ 100 5.000%, 10/01/2020	505	512
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/2014 @ 100 4.750%, 10/01/2015	675	693
California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/2015 @ 100 5.000%, 10/01/2020	500	516
California Educational Facilities Authority, Woodbury University 4.400%, 01/01/2015	450	441
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A 5.650%, 03/01/2007	380	386
5.750%, 03/01/2008	400	412
California State Higher Educational Facilities Authority, Occidental College Project, Pre-refunded 10/01/2007 @ 102 (MBIA) 5.300%, 10/01/2010 (a)	500	523
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Escrowed to Maturity 6.000%, 06/01/2010 (b)	495	531
California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity 5.550%, 06/01/2009 (b)	225	238
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101 5.700%, 06/01/2011 (a)	250	272
5.750%, 06/01/2012 (a)	260	283
California Statewide Communities Development Authority, Cathedral High School Project, Callable until 03/31/2033 @ 100 (LOC: Allied Irish Bank PLC) (VRDO) 3.140%, 04/01/2033 (c)	1,000	1,000

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
California Statewide Communities Development Authority, Viewpoint Schools (ACA) 4.125%, 10/01/2014	$405	$395
		6,409
Healthcare – 14.9%
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/2012 @ 100 5.500%, 04/01/2013	300	314
California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/2014 @ 100 4.950%, 07/01/2026	450	468
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/2014 @ 100 (CMI) 4.750%, 11/01/2019	1,200	1,212
California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Callable 05/01/2012 @ 100 (CMI) 4.625%, 05/01/2013	300	306
4.800%, 05/01/2014	715	733
California State Health Facilities Authority, Casa de las Campanas, Series A, Callable 08/01/2008 @ 100 (CMI) 5.375%, 08/01/2009	250	259
California Statewide Communities Development Authority, Daughters of Charity Health, Series G 5.250%, 07/01/2013	500	528
California Statewide Communities Development Authority, Elder Care Alliance, Series A 7.250%, 11/15/2011	500	508
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100 3.850%, 11/01/2029	1,000	977
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/2007 @ 101 (AMBAC) 5.000%, 06/01/2012	150	154
Loma Linda University Medical Center, Hospital Revenue, Series A 5.000%, 12/01/2015	600	623
Marysville Hospital, Fremont Rideout Health Project, Series A, Callable 07/01/2008 @ 103 (AMBAC) 5.000%, 01/01/2010	500	521
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A 5.500%, 11/15/2009	650	679
Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A, Callable 07/01/2007 @ 102 (MBIA) 5.125%, 07/01/2008	500	517
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/2014 @ 100 (MLO) 5.000%, 10/15/2024	700	707
		8,506

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Housing – 3.7%
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A 5.300%, 10/01/2008	$500	$514
Aztec Shops, California State Auxiliary Organization, San Diego State University, Callable 09/01/2010 @ 101 5.400%, 09/01/2011	1,035	1,096
California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA) 5.250%, 06/01/2010	15	15
California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/2009 @ 100 5.200%, 12/01/2029	500	516
		2,141
Lease Revenue – 7.2%
Bell Community Housing Authority, Lease Revenue, Callable 10/01/2015 @ 100 (AMBAC) (MLO) 4.000%, 10/01/2016	250	246
California State Public Works Board, California Community Colleges, Series A, Callable 12/01/2009 @ 101 (MLO) 4.875%, 12/01/2018	200	204
California State Public Works Board, Department of Health Services, Callable 11/01/2009 @ 101 (MBIA) (MLO) 5.200%, 11/01/2012	500	528
California State Public Works Board, Department of Mental Health, Callable 06/01/2014 @ 100 (MLO) 5.500%, 06/01/2016	540	588
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A, (MLO) 0.000% through 05/31/2010, thereafter 4.550%, 06/01/2022	500	406
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project, Callable 09/01/2015 @ 100 (AMBAC) (MLO) 5.000%, 09/01/2016	1,500	1,603
Los Angeles Municipal Improvement Corporation, Sanitation Equipment, Series A (FSA) (MLO) 6.000%, 02/01/2007	500	511
		4,086
Miscellaneous – 3.6%
Children's Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity 5.000%, 07/01/2008 (b)	250	257
Golden West Schools Financing Authority, Series A (MBIA) 5.700%, 02/01/2013	720	802
5.750%, 02/01/2014	520	585
Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA) 5.000%, 02/01/2012 (d)	535	425
		2,069

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Recreational Facility Authority – 1.0%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101 6.000%, 07/01/2022 (a)	$500	$563
Tax Revenue – 5.3%
Galt Community Facilities District, Special Tax Referendum #88-1 (AMBAC) 4.000%, 09/01/2015	130	130
Lafayette Redevelopment Agency, Tax Allocation, Callable 08/01/2015 @ 100 (RAAI) 4.250%, 08/01/2017	290	285
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/2006 @ 102 6.100%, 10/01/2012	165	170
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/2014 @ 100 5.750%, 09/01/2020	250	265
Norco, Special Tax, Community Facilities District #97-1, Callable 10/01/2015 @ 100 (AGTY) 4.500%, 10/01/2016	260	266
Poway Unified School District, Special Tax, Community Facilities District #6-4, Callable 09/01/2006 @ 103 5.000%, 09/01/2023	400	403
Roseville Financing Authority, Senior Lien, Series A, Callable 09/01/2016 @ 100 (AMBAC) 4.000%, 09/01/2018 (e)	200	193
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/2015 @ 100 (RAAI) 5.000%, 09/01/2016	500	526
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A, Callable 09/02/2015 @ 100 (RAAI) 4.300%, 09/02/2018	790	769
		3,007
Transportation – 2.9%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC) 4.650%, 10/01/2014 (d)	1,000	700
San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA) 5.500%, 05/01/2008	500	517
San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA) 5.250%, 01/01/2007	450	455
		1,672
Utilities – 12.4%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects, Callable 11/01/2016 @ 100 (FGIC) 5.000%, 11/01/2020	1,025	1,085

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT) 4.100%, 09/01/2014	$750	$747
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B, Callable 07/01/2015 @ 101 (AMT) 5.000%, 07/01/2027	250	251
California State Department of Water, Central Valley Project, Series P, Pre-refunded 06/01/2006 @ 101 5.300%, 12/01/2007 (a)	750	760
California State Department of Water, Reservoir Power Supply, Series C-5 (LOC: Dexia Credit Local) (VRDO) 3.180%, 05/01/2022 (c)	1,000	1,000
Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/2009 @ 101 (MBIA) 5.200%, 11/01/2011 (a)	405	431
Imperial, Wastewater Treatment Facility Callable 10/15/2011 @ 102 (FGIC) 5.000%, 10/15/2020	1,000	1,041
Metropolitan Water District of Southern California, Series B, Callable 07/01/2006 @ 102 (MBIA) 4.875%, 07/01/2010 190 194 5.000%, 07/01/2014	295	302
Metropolitan Water District of Southern California, Series B, Pre-refunded 07/01/2006 @ 102 (MBIA) 4.875%, 07/01/2010 (a)	135	138
5.000%, 07/01/2014 (a)	205	210
Richmond Wastewater Systems, Callable 08/01/2009 @ 102 (FGIC) 5.200%, 08/01/2011	500	529
Whittier Utility Authority, Callable 06/01/2013 @ 100 (MBIA) 4.400%, 06/01/2017	305	308
4.500%, 06/01/2018	65	66
		7,062
Total Revenue Bonds		38,122
General Obligations – 21.9%
A B C California Unified School District, Series A (MBIA) 4.600%, 02/01/2016	400	415
Alisal Union School District, Series C, Zero Coupon Bond (FGIC) 5.050%, 08/01/2008 (d)	860	790
California State, Callable 04/01/2014 @ 100 5.125%, 04/01/2024	500	523
California State, Callable 08/01/2013 @ 100 5.000%, 02/01/2017	1,000	1,045
Foothill-De Anza Community College District, Callable 08/01/2010 @ 101 6.000%, 08/01/2011	300	330
Franklin McKinley California School District, Capital Appreciation Election 2004, Series A, Zero Coupon Bond, (FGIC) 4.820%, 08/01/2016 (d)	475	303

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

California Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Fresno Unified School District, Series A (MBIA) 6.050%, 08/01/2011	$500	$557
Jefferson Union High School District, San Mateo County, Series A (MBIA) 6.250%, 02/01/2014	300	347
Los Angeles Unified School District Election of 2005, Series C (AMBAC) 5.000%, 07/01/2015	1,500	1,617
Montebello Unified School District, Zero Coupon Bond (MBIA) 5.680%, 08/01/2021 (d)	700	342
Pomona Unified School District, Series A (MBIA) 5.500%, 08/01/2006	250	252
Pomona Unified School District, Series A, Callable 08/01/2011 @ 103 (MBIA) 6.150%, 08/01/2015	500	568
Puerto Rico Commonwealth, Series B (FSA) 6.500%, 07/01/2015	1,000	1,184
Roseville Joint Union High School District, Callable 08/01/2011 @ 101 5.200%, 08/01/2020	600	629
San Diego Community College, District Election of 2002, Callable 05/01/2015 @ 100 (FSA) 5.000%, 05/01/2019	1,000	1,058
San Juan Unified School District, Zero Coupon Bond (FSA) 5.420%, 08/01/2016 (d)	390	248
San Mateo County Community College District, Series A, Zero Coupon Bond (FGIC) 5.300%, 09/01/2017 (d)	760	456
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) 5.150%, 09/01/2017 (d)	1,000	601
Shasta Tehama Trinity Joint Community College District, Election of 2002, Series B (FSA) 4.000%, 08/01/2016	100	99
Walnut Valley Unified School District, Series A, Pre-refunded 08/01/2010 @ 102 (FSA) 5.000%, 08/01/2012 (a)	255	275
West Covina Unified School District, Series A (MBIA) 5.350%, 02/01/2020	770	860
		12,499
Certificates of Participation – 7.3%
Bakersfield Convention Center Expansion Project, Pre-refunded 04/01/2007 @ 101 (MBIA) (MLO) 5.500%, 04/01/2010 (a)	250	257
California Special Districts Association Financial Corporation, Special Districts Finance Program, Series SS, Callable 08/01/2015 @ 100 (XLCA) 4.250%, 08/01/2017	505	505
Grossmont Unified High School District, Pre-refunded 09/01/2008 @ 102 (FSA) (MLO) 5.400%, 09/01/2013 (a)	300	319
Kern County Board of Education, Series A, Callable 05/01/2008 @ 102 (MBIA) (MLO) 5.200%, 05/01/2012	905	948
Los Angeles County Schools, Regionalized Business Services Financing Project, Series A (MLO) 5.000%, 09/01/2008	200	206

California Intermediate Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO) 5.375%, 11/01/2010	$500	$536
Paradise Unified School District, Measure M Project, Series A, Callable 09/01/2006 @ 101 (AMBAC) (MLO) 5.250%, 09/01/2007	300	305
Poway California, Callable 08/01/2015 @ 100 (MLO) 4.500%, 08/01/2016	585	602
San Buenaventura Wastewater Revenue, Callable 03/01/2014 @ 100 (MBIA) 4.000%, 03/01/2016	500	494
		4,172
Total Municipal Bonds (Cost $53,285)		54,793
Short-Term Investments – 3.3%
Blackrock Liquidity Funds	1,535,898	1,536
Federated California Municipal Cash Trust	340,982	341
Total Short-Term Investments (Cost $1,877)		1,877
Total Investments – 99.3% (Cost $55,162)		56,670
Other Assets and Liabilities, Net – 0.7%		411
Total Net Assets – 100.0%		$57,081

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Variable Rate Security – The rate shown is in effect as of March 31, 2006.

(d)  The rate shown is the effective yield at the time of purchase.

(e)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $197,106 or 0.3% of total net assets. See note 2 in Notes to Financial Statements.

ACA – American Capital Access

AGTY – Assured Guaranty

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $1,985,085 or 3.5% of total net assets.

CMI – California Mortgage Insurance Program

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

XLCA – XL Capital Assurance Inc.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

California Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 96.0%
Revenue Bonds – 73.1%
Continuing Care Retirement Community – 0.7%
Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens, Callable 02/15/2008 @ 101 (CMI) 6.100%, 02/15/2025	$250	$261
Education – 10.5%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A 5.900%, 06/01/2010	200	213
California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/2015 @ 100 5.000%, 10/01/2020	500	516
California Educational Facilities Authority, Woodbury University, Callable 01/01/2015 @ 100 4.500%, 01/01/2016	470	460
California State Higher Educational Facilities Authority, Fresno Pacific University, Series A, Callable 03/01/2010 @ 101 6.750%, 03/01/2019	380	410
California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Partially Pre-refunded 06/01/2010 @ 101 6.625%, 06/01/2020 (a)	215	233
California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/2010 @ 101 5.950%, 06/01/2015 (a)	310	340
California State University Foundation, Monterey Bay, Pre-refunded 06/01/2011 @ 100 (MBIA) 5.300%, 06/01/2022 (a)	500	539
University of California, Series K, Callable 09/01/2008 @ 101 5.000%, 09/01/2020	1,000	1,037
		3,748
Healthcare – 11.7%
California Health Facilities Financing Authority, Casa Colina, Callable 04/01/2012 @ 100 5.500%, 04/01/2013	50	52
California Health Facilities Financing Authority, Cedars-Sinai Medical Center 5.000%, 11/15/2015	500	524
California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/2014 @ 100 (CMI) 4.750%, 11/01/2019	560	566
California Statewide Communities Development Authority, Adventist Health, Series A, Callable 03/01/2015 @ 100 5.000%, 03/01/2030	300	303
California Statewide Communities Development Authority, Daughters of Charity Healthcare, Series A, Callable 07/01/2015 @ 100 5.250%, 07/01/2030	100	102

California Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
California Statewide Communities Development Authority, Elder Care Alliance, Series A 7.250%, 11/15/2011	$250	$254
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100 3.850%, 11/01/2029	400	391
California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/2007 @ 101 (AMBAC) 5.000%, 06/01/2012	350	358
California Statewide Communities Development Authority, Redlands Community Hospital, Series A (RAAI) 5.000%, 04/01/2015	500	524
Loma Linda University Medical Center, Hospital Revenue, Series A 5.000%, 12/01/2015	400	415
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A 5.500%, 11/15/2008	400	414
Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/2014 @ 100 (MLO) 5.000%, 10/15/2024	300	303
		4,206
Housing – 4.1%
Aztec Shops, California State Auxiliary Organization, San Diego University 5.200%, 09/01/2008	455	468
California State Department of Veterans Affairs, Series C, Callable 01/09/2011 @ 101 (AMT) 5.500%, 12/01/2019	460	481
California State Housing Finance Agency, Single Family Mortgage, Series B, Callable until 05/31/2010 @ 100 (AMT) (FNMA) (GNMA) 5.650%, 06/01/2010	15	15
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100 5.250%, 06/01/2029	500	511
		1,475
Lease Revenue – 8.6%
California State Public Works Board, California Community Colleges, Series B, Callable 06/01/2014 @ 100 (MLO) 5.500%, 06/01/2019	1,035	1,130
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Convertible CABs, Series A, (MLO) 0.000% through 05/31/2010, thereafter 4.550%, 06/01/2022	1,500	1,218
Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project, Callable 09/01/2015 @ 100 (AMBAC) (MLO) 5.000%, 09/01/2016	700	748
		3,096

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

California Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Miscellaneous – 9.2%
Golden West Schools Financing Authority, Glendora Unified School District (MBIA) 5.500%, 09/01/2019	$910	$1,023
Golden West Schools Financing Authority, Series A (MBIA) 5.750%, 02/01/2014	250	281
5.800%, 08/01/2022	320	376
5.800%, 08/01/2023	345	407
Sacramento City Financing Authority, Pre-refunded 06/01/2010 @ 101 (MLO) 5.400%, 06/01/2018 (a)	455	491
5.500%, 06/01/2023 (a)	645	698
		3,276
Recreational Facility Authority – 1.6%
California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/2012 @ 101 6.000%, 07/01/2022 (a)	500	564
Tax Revenue – 12.8%
Grass Valley Community Redevelopment Agency, Tax Allocation, Callable 12/01/2008 @ 102 6.400%, 12/01/2034	400	428
Lafayette Redevelopment Agency, Tax Allocation, Callable 08/01/2015 @ 100 (RAAI) 4.500%, 08/01/2022	360	355
4.500%, 08/01/2023	200	197
Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/2006 @ 102 6.100%, 10/01/2012	250	257
Los Angeles, Callable 03/01/2010 @ 101 5.625%, 03/01/2019	200	215
Los Angeles County Community Facilities District #3, Special Tax, Series A, Callable 09/01/2010 @ 100 (AMBAC) 5.250%, 09/01/2018	715	756
Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/2014 @ 100 5.750%, 09/01/2020	125	133
Norco, Special Tax, Community Facilities District #97-1, Callable 10/01/2015 @ 100 (AGTY) 4.875%, 10/01/2030	500	505
Poway Unified School District, Special Tax, Community Facilities District #6-4, Callable 09/01/2006 @ 103 5.000%, 09/01/2023	250	252
Roseville Financing Authority, Senior Lien, Series A, Callable 09/01/2016 @ 100 (AMBAC) 4.000%, 09/01/2018 (b)	400	386
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/2015 @ 100 (RAAI) 5.000%, 09/01/2016	350	368
Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A, Callable 09/02/2015 @ 100 (RAAI) 4.375%, 09/02/2020	740	721
		4,573

California Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Transportation – 1.0%
Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA) 5.500%, 07/01/2015	$100	$111
San Francisco Airport Commission, SFO Fuel Company, Callable 01/01/2008 @ 102 (AMT) (FSA) 5.625%, 01/01/2012	250	261
		372
Utilities – 12.9%
Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects, Callable 11/01/2016 @ 100 (FGIC) 5.000%, 11/01/2023	1,190	1,251
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series A-2, Callable 04/01/2015 @ 101 (AMT) 5.400%, 04/01/2025	500	520
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series B, Callable 07/01/2015 @ 101 (AMT) 5.000%, 07/01/2027	250	251
California State, Pre-refunded 10/01/2010 @ 100 5.250%, 10/01/2019 (a)	460	490
Compton Sewer Authority, Callable 09/01/2008 @ 102 (MBIA) 5.375%, 09/01/2023	1,150	1,214
Contra Costa Water Authority, Series A, Callable 10/01/2012 @ 100 (FGIC) 5.000%, 10/01/2020	340	357
Los Angeles County Sanitation District Filing Authority, Capital Projects, Series A, Callable 10/01/2015 @ 100 (MBIA) 4.000%, 10/01/2016	175	173
San Francisco City & County Public Utilities Commission, Water Revenue, Series B, Callable 05/01/2016 @ 100 (XLCA) 4.000%, 11/01/2018	225	218
South Bayside Waste Management Authority, Callable 03/01/2009 @ 102 (AMBAC) 5.750%, 03/01/2020	150	161
		4,635
Total Revenue Bonds		26,206
General Obligations – 19.2%
Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/2010 @ 70.92 (FGIC) 5.560%, 08/01/2016 (a) (c)	700	423
Bassett Unified School District, Capital Appreciation-Election 2004-A, Zero Coupon Bond (FSA ) 4.610%, 08/01/2018 (c)	550	314
California State, Callable 10/01/2010 @ 100 5.250%, 10/01/2019	140	146
California State, Callable 02/01/2013 @ 100 5.000%, 02/01/2024	700	721

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

California Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
East Side Union High School District, Santa Clara County, Series B (MBIA) 5.100%, 02/01/2018	$100	$108
Glendora Unified School District, Series A, Pre-refunded 09/01/2010 @ 101 (FSA) 5.350%, 09/01/2020 (a)	340	367
Jefferson Union High School District, San Mateo County, Series A (MBIA) 6.250%, 08/01/2020	460	557
Los Angeles Unified School District Election of 2005, Series C (AMBAC) 5.000%, 07/01/2015	500	539
Pleasant Valley School District, Ventura County, Series A (MBIA) 5.850%, 02/01/2019	250	289
Pomona Unified School District, Series A (MBIA) 5.950%, 02/01/2017	855	987
Sacramento Unified School District, Series A, Pre-refunded 07/01/2009 @ 102 5.750%, 07/01/2017 (a)	400	434
Vallejo City Unified School District, Series A (MBIA) 5.900%, 08/01/2021	350	414
Ventura County Community College District, Series A, Callable 08/01/2012 @ 101 (MBIA) 5.000%, 08/01/2018	910	960
Wiseburn School District, Series A, Pre-refunded 08/01/2010 @ 100 (FGIC) 5.250%, 08/01/2022 (a)	600	640
Total General Obligations		6,899
Certificates of Participation – 3.7%
Escondido, Series A, Callable 09/01/2010 @ 101 (FGIC) 5.625%, 09/01/2020	300	325
Los Angeles, Sonnenblick del Rio Senior Lien, Callable 11/01/2010 @ 101 (AMBAC) (MLO) 6.000%, 11/01/2019	330	364
Ridgecrest Civic Center Project, Pre-refunded 03/01/2009 @ 101 (MLO) 6.250%, 03/01/2021 (a)	250	270
West Kern County Water District, Pre-refunded 06/01/2010 @ 101 (MLO) 5.200%, 06/01/2014 (a)	320	341
Total Certificates of Participation		1,300
Total Municipal Bonds (Cost $33,109)		34,405
Short-Term Investments – 4.2%
Blackrock Liquidity Funds	1,010,024	1,010
Federated California Municipal Cash Trust	506,533	507
Total Short-Term Investments (Cost $1,517)		1,517
Total Investments – 100.2% (Cost $34,626)		35,922
Other Assets and Liabilities, Net – (0.2)%		(75)
Total Net Assets – 100.0%		$35,847

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $394,212 or 1.1% of total net assets.

California Tax Free Fund (concluded)

(c)  The rate shown is the effective yield at the time of purchase.

AGTY – Assured Guaranty

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $1,528,900 or 4.3% of total net assets.

CMI – California Mortgage Insurance Program

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

XLCA – XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Colorado Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.7%
Revenue Bonds – 68.9%
Continuing Care Community – 1.1%
Colorado State Health Facilities Revenue, Covenant Retirement Communities, Callable 12/01/2015 @ 100 5.000%, 12/01/2016	$500	$509
Education – 5.0%
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity 6.250%, 09/15/2011 (a)	330	347
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity 6.375%, 12/01/2011 (a)	800	854
Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/2009 @ 100 6.850%, 11/01/2016 (b)	440	485
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project, Callable 11/01/2010 @ 102 4.500%, 11/01/2015	550	537
		2,223
Healthcare – 21.2%
Colorado State Health Facilities Authority, Boulder Hospital (MBIA) 5.000%, 10/01/2010	500	523
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A 5.000%, 03/01/2012	500	524
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/2010 @ 102 6.900%, 12/01/2025	350	388
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A 4.200%, 06/01/2013	200	198
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/2008 @ 100 5.375%, 01/01/2016	700	709
Colorado State Health Facilities Authority, North Colorado Medical Center Project (FSA) 5.000%, 05/15/2009	1,000	1,036
Colorado State Health Facilities Authority, Parkview Medical Center 5.500%, 09/01/2007	250	255
5.750%, 09/01/2008	250	260
5.500%, 09/01/2009	500	522
Colorado State Health Facilities Authority, Poudre Valley Healthcare, Pre-refunded 12/01/2009 @ 101 (FSA) 5.750%, 12/01/2010 (b)	1,000	1,077
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/2008 @ 101 5.300%, 09/15/2009	205	206

Colorado Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Colorado State Health Facilities Authority, The Devereux Foundation, Callable 11/01/2012 @ 100 (RAAI) 4.200%, 11/01/2013	$80	$80
Colorado State Health Facilities Authority, Vail Valley Medical Center Project 5.000%, 01/15/2013	300	309
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/2012 @ 100 5.750%, 01/15/2022	800	842
Delta County Memorial Hospital District, Callable 09/01/2013 @ 100 5.350%, 09/01/2017	500	514
La Junta County Hospital, Arkansas Valley Regional Medical Center Project 5.300%, 04/01/2007	320	322
5.400%, 04/01/2008	335	339
5.500%, 04/01/2009	355	362
Montrose Memorial Hospital 5.300%, 12/01/2013	260	269
Montrose Memorial Hospital, Callable 12/01/2013 @ 102 5.450%, 12/01/2014	390	407
University of Colorado Hospital Authority, Callable 11/15/2011 @ 100 5.000%, 11/15/2014	300	308
		9,450
Miscellaneous – 4.9%
Colorado State Educational & Cultural Facilities Authority, Colorado Public Radio 4.800%, 07/01/2009	250	254
4.900%, 07/01/2010	265	271
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/2011 @ 100 5.250%, 06/01/2013	700	734
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/2007 @ 100 5.125%, 12/01/2017	900	917
		2,176
Recreational Facility Authority – 0.5%
Hyland Hills Metropolitan Park & Recreation District, Series A, Callable 12/15/2007 @ 101 6.100%, 12/15/2009	210	218
Tax Revenue – 3.4%
Larimer County Sales & Use Tax (AMBAC) 5.000%, 12/15/2010	460	485
Longmont Sales & Use Tax, Pre-refunded 11/15/2010 @ 100 5.500%, 11/15/2015 (b)	500	538
Westminster Sales & Use Tax, Series A, Callable 12/01/2007 @ 102 (FGIC) 5.250%, 12/01/2011	500	522
		1,545

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Colorado Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Transportation – 15.9%
Colorado Department of Transportation (AMBAC) 6.000%, 06/15/2010	$1,000	$1,087
E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA) 5.250%, 09/01/2017 (c)	1,575	944
6.400%, 09/01/2019 (c)	960	518
5.650%, 09/01/2020 (c)	500	256
5.396%, 09/01/2022 (c)	1,620	752
E-470 Public Highway Authority, Convertible CABs, (MBIA) 0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	500	406
Northwest Parkway Public Highway Authority, Convertible CABs, (FSA) 0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014	750	624
Northwest Parkway Public Highway Authority, Convertible CABs, (AMBAC) 0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015	2,000	1,673
Northwest Parkway Public Highway Authority, Convertible CABs, (AMBAC) 0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016	1,000	842
		7,102
Utilities – 16.9%
Adams County Pollution Control Revenue, Public Service Company Project, Series A, Callable 09/01/2015 @ 100 4.375%, 09/01/2017	1,000	1,000
Arapahoe County Water & Wastewater Authority, Escrowed to Maturity 5.550%, 12/01/2006 (a)	140	142
5.650%, 12/01/2007 (a)	150	155
5.750%, 12/01/2008 (a)	160	168
Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/2009 @ 100 6.000%, 12/01/2011 (b)	185	198
Boulder Water & Sewer 5.750%, 12/01/2010	1,545	1,679
Broomfield Water Activity Enterprise, Callable 12/01/2010 @ 101 (MBIA) 5.500%, 12/01/2017	500	538
Colorado State Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A 5.500%, 09/01/2017	500	556
Colorado State Water Resources & Power Development Authority, Small Water Resources, Series A, Callable 11/01/2010 @ 100 (FGIC) 5.700%, 11/01/2015	100	108
Denver City & County Wastewater, Callable 11/01/2012 @ 100 (FGIC) 5.250%, 11/01/2017	1,260	1,348
Platte River Power Authority, Series DD, Callable 06/01/2007 @ 102 (MBIA) 5.375%, 06/01/2017	875	907
Ute Water Conservancy District (MBIA) 6.000%, 06/15/2009	680	727
		7,526
Total Revenue Bonds		30,749

Colorado Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
General Obligations – 19.8%
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID) 5.500%, 12/15/2011 (b)	$1,000	$1,059
Beacon Metropolitan District, Series B (LOC: Compass Bank) 4.375%, 12/01/2015	265	261
Denver West Metropolitan School District 4.125%, 12/01/2014	150	145
4.200%, 12/01/2015	480	463
Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID) 4.230%, 12/15/2015 (c)	1,255	824
Garfield County School District #RE-2, Callable 12/01/2012 @ 100 (FSA) (STAID) 5.250%, 12/01/2019	1,530	1,638
High Plains Metropolitan District, Series B (LOC: Compass Bank) 4.375%, 12/01/2015	1,000	985
Jefferson County School District #R-001 (MBIA) (STAID) 6.250%, 12/15/2009	1,000	1,087
SBC Metropolitan School District (ACA) 4.250%, 12/01/2015	445	431
SBC Metropolitan School District, Callable 12/01/2015 @ 100 (ACA) 4.300%, 12/01/2016	490	471
Weld County School District #006, Greeley (MBIA) (STAID) 4.000%, 12/01/2015 (d)	185	183
Westglenn Metropolitan District, Callable 12/01/2009 @ 100 6.000%, 12/01/2014	1,220	1,274
Total General Obligations		8,821
Certificates of Participation – 9.0%
Arapahoe County (AMBAC) (MLO) 4.000%, 02/15/2014	490	487
Colorado Springs Public Facilities Authority, Old City Hall Project (FSA) (MLO) 5.000%, 12/01/2010	200	210
Garfield County Building Corporation (AMBAC) (MLO) 5.750%, 12/01/2009	400	427
Garfield County Building Corporation, Callable 12/01/2009 @ 101 (AMBAC) (MLO) 5.300%, 12/01/2011	400	423
Glendale, Callable 12/01/2016 @ 100 (MLO) (XLCA) 4.500%, 12/01/2017	500	509
Pueblo County, Capital Construction, Callable 12/01/2015 @ 100 (MLO) 4.400%, 12/01/2016	410	400
Routt County Public Building Authority, Justice Center Project, Callable 12/01/2012 @ 100 (AMBAC) (MLO) 4.000%, 12/01/2013	500	497
Westminster Recreational Facilities, Callable 09/01/2009 @ 101 (MBIA) (MLO) 5.200%, 09/01/2010	1,000	1,053
Total Certificates of Participation		4,006
Total Municipal Bonds (Cost $41,677)		43,576

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Colorado Intermediate Tax Free Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investment – 1.6%
First American Tax Free Obligations Fund, Class Z (e) (Cost $716)	715,805	$716
Total Investments – 99.3% (Cost $42,393)		44,292
Other Assets and Liabilities, Net – 0.7%		302
Total Net Assets – 100.0%		$44,594

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $185,875 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

STAID – State Aid Withholding

XLCA – XL Capital Assurance Inc.

Colorado Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.0%
Revenue Bonds – 61.4%
Continuing Care & Retirement Communities – 2.6%
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100 5.250%, 12/01/2025	$200	$204
Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/2012 @ 101 6.125%, 12/01/2033	350	375
		579
Education – 10.2%
Colorado State Board of Agriculture, Auxiliary Facility Systems, Callable 03/01/2007 @ 100 (AMBAC) 5.125%, 03/01/2017	200	204
Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Callable 12/01/2010 @ 100 (RAAI) 6.000%, 12/01/2016	200	216
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity 6.375%, 12/01/2011 (a)	550	588
Colorado State Educational & Cultural Facilties Authority, University of Denver Project, Series B, Callable until 03/01/2016 @ 100 (FGIC) 4.500%, 03/01/2026	500	493
Colorado State Educational & Cultural Facilities Authority, Northwest Nazarene Project, Callable 11/01/2010 @ 102 4.500%, 11/01/2015	300	293
Superior Metropolitan District #1, Special Revenue (AMBAC) 4.000%, 12/01/2015	500	493
		2,287
Healthcare – 17.2%
Boulder County Longmont United Hospital Project (RAAI) 5.300%, 12/01/2010	330	348
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/2010 @ 102 6.900%, 12/01/2025	150	167
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A, Callable 06/01/2014 @ 100 5.250%, 06/01/2034	230	234
Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/2008 @ 100 5.375%, 01/01/2016	300	304
Colorado State Health Facilities Authority, Parkview Medical Center 5.600%, 09/01/2011	300	319
Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/2011 @ 101 6.500%, 11/15/2023 (b)	600	683

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Colorado Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F, Callable 03/01/2015 @ 100 5.000%, 03/01/2025	$350	$351
Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/2008 @ 101 5.300%, 09/15/2009	205	206
Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/2015 @ 100 5.000%, 01/15/2020	250	255
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/2012 @ 100 5.800%, 01/15/2027	500	522
Delta County Memorial Hospital District, Callable 09/01/2013 @ 100 5.350%, 09/01/2017	220	226
La Junta, Arkansas Valley Regional Medical Center Project, Callable 04/01/2009 @ 101 6.100%, 04/01/2024	100	104
Montrose Memorial Hospital, Callable 12/01/2013 @ 102 6.375%, 12/01/2023	130	145
		3,864
Housing – 4.2%
Burlingame Housing, Multifamily Revenue, Housing Project, Callable 11/01/2015 @ 100 (MBIA) 4.500%, 11/01/2029	750	736
Colorado State Housing & Finance Authority, Multifamily Project, Class I, Series B-4, Callable 10/01/2010 @ 100 5.900%, 04/01/2031	100	105
Colorado State Housing & Finance Authority, Series E-2, Callable 08/01/2010 @ 105 (AMT) 7.000%, 02/01/2030	60	63
Colorado State Housing & Finance Authority, Single Family Housing Program, Series A-2, Callable 10/01/2009 @ 105 (AMT) 7.450%, 10/01/2016	15	16
Colorado State Housing & Finance Authority, Single Family Housing Program, Series B-2, Callable 04/01/2010 @ 105 (AMT) 7.100%, 04/01/2017	35	35
		955
Miscellaneous – 3.9%
Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/2011 @ 100 5.250%, 06/01/2021	750	776
Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/2007 @ 100 5.125%, 12/01/2017	100	102
		878

Colorado Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Tax Revenue – 3.2%
Douglas County Sales & Use Tax Revenue, Callable 10/15/2010 @ 100 (FSA) 5.625%, 10/15/2020	$200	$215
Highlands Ranch Metropolitan School District #2, Callable until 06/15/2006 @ 101 (FSA) 5.000%, 06/15/2016	20	20
Highlands Ranch Metropolitan School District #2, Pre-refunded 06/15/2006 @ 101 (FSA) 5.000%, 06/15/2016 (b)	180	182
Larimer County Sales & Use Tax, Callable 12/15/2010 @ 100 (AMBAC) 5.625%, 12/15/2018	100	108
Mountain Village Metropolitan District, San Miguel County, Callable 12/01/2007 @ 101 (MBIA) 5.200%, 12/01/2017	200	206
		731
Transportation – 10.7%
Denver City & County Airport, Series E, Callable 11/15/2007 @ 101 (MBIA) 5.250%, 11/15/2023	500	516
Northwest Parkway Public Highway Authority, Convertible CABs, (FSA) 0.000% through 06/15/2011, thereafter 5.200%, 06/15/2014	750	624
Northwest Parkway Public Highway Authority, Convertible CABs, (AMBAC) 0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015	500	418
Northwest Parkway Public Highway Authority, Convertible CABs, Callable 06/15/2016 @ 100, (AMBAC) 0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021	1,000	852
		2,410
Utilities – 9.4%
Arapahoe County Water & Wastewater (MBIA) (MLO) 5.000%, 12/01/2026	250	259
Boulder Water & Sewer, Callable 12/01/2010 @ 100 5.700%, 12/01/2019	300	323
Broomfield Water Activity Enterprise, Callable 12/01/2010 @ 101 (MBIA) 5.500%, 12/01/2019	400	431
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT) 5.700%, 07/01/2018	250	266
Fort Collins Wastewater Utility Enterprise, Callable 12/01/2010 @ 100 (FSA) 5.500%, 12/01/2020	300	321
Platte River Power Authority, Series DD, Callable 06/01/2007 @ 102 (MBIA) 5.375%, 06/01/2017	500	518
		2,118
Total Revenue Bonds		13,822
General Obligations – 19.5%
Antelope Water System, Callable until 12/01/2015 @ 100 4.875%, 12/01/2025	175	174

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Colorado Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/2009 @ 100 (STAID) 5.500%, 12/15/2019 (b)	$300	$318
Beacon Metropolitan District, Series B (LOC: Compass Bank) 4.375%, 12/01/2015	310	305
Boulder, Larimer & Weld Counties, St. Vrain School District, Callable 12/15/16 @ 100 (FGIC) (STAID) 4.250%, 12/15/2022 (c)	500	488
Boulder Open Space Acquisition, Callable 08/15/2010 @ 100 5.450%, 08/15/2016	350	372
El Paso County School District #11, Colorado Springs, Callable 12/01/2015 @ 100 (MBIA) (STAID) 5.000%, 12/01/2018	500	531
El Paso County School District #49, Falcon, Series A, Callable 12/01/2009 @ 105 (FSA) (STAID) 6.000%, 12/01/2018	200	224
Grand County School District #002, East Grand, Series B, Callable 12/01/2014 @ 100 (FSA) (STAID) 5.000%, 12/01/2023	500	523
Larimer, Weld & Boulder Counties School District #R-2J, Thompson, Callable until 12/15/2015 @ 100 (MBIA) 5.000%, 12/15/2020	1,250	1,321
SBC Metropolitan District, Callable 12/01/2015 @ 100 (ACA) 5.000%, 12/01/2025	115	116
Total General Obligations		4,372
Certificates of Participation – 17.1%
Arapahoe County Building Finance Authority, Pre-refunded 02/15/2010 @ 100 (AMBAC) (MLO) 5.250%, 02/15/2019 (b)	350	368
5.250%, 02/15/2021 (b)	650	684
Aurora, Series A-1 (FGIC) (MLO) 5.000%, 12/01/2015	250	267
Broomfield Open Space Park & Recreation Facilities, Callable 12/01/2010 @ 100 (AMBAC) (MLO) 5.500%, 12/01/2020	800	853
Colorado Springs Old City Hall Project, Callable 12/01/2010 @ 100 (FSA) (MLO) 5.500%, 12/01/2017	200	213
5.500%, 12/01/2020	200	213
Colorado State, Fitzsimons Academic, Series B, Callable 11/01/2015 @ 100 (MBIA) 5.000%, 11/01/2017	500	529
Garfield County, Pre-refunded 12/01/2009 @ 101 (AMBAC) (MLO) 5.750%, 12/01/2019 (b)	300	323
Glendale, Callable 12/01/2016 @ 100 (MLO) (XLCA) 4.500%, 12/01/2017	200	203
Pueblo County, Capital Construction, Callable 12/01/2015 @ 100 (MLO) 5.000%, 12/01/2024	200	204
Total Certificates of Participation		3,857
Total Municipal Bonds (Cost $20,902)		22,051

Colorado Tax Free Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investment – 3.0%
First American Tax Free Obligations Fund, Class Z (d) (Cost $672)	671,733	$672
Total Investments 101.0% (Cost $21,574)		22,723
Other Assets and Liabilities, Net – (1.0)%		(226)
Total Net Assets – 100.0%		$22,497

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $489,430 or 2.1% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $380,017, which represents 1.7% of total net assets.

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

STAID – State Aid Withholding

XLCA – XL Capital Assurance Inc.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 99.5%
Alabama – 1.2%
Revenue Bonds – 1.2%
Alabama State Docks Department, Callable 10/01/2008 @ 102 (MBIA) 5.250%, 10/01/2010	$3,000	$3,161
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity 8.000%, 07/01/2011 (a)	1,400	1,573
Health Care Authority for Baptist Health, Series D 5.000%, 11/15/2015	800	826
Montgomery BMC Special Care Facilities Finance Authority, Baptist Health, Convertible CABs, Series A-2, Pre-refunded 11/15/2014 @ 100, (MBIA) 0.000% through 11/15/2007, thereafter 5.000%, 11/15/2016 (b)	2,000	1,951
		7,511
Alaska – 0.4%
Revenue Bond – 0.4%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) 6.000%, 07/01/2010	2,610	2,831
Arizona – 2.7%
Revenue Bonds – 1.5%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101 7.500%, 11/15/2023	3,300	3,703
Phoenix Street & Highway User, Callable until 06/30/2009 @ 100 6.500%, 07/01/2009	180	182
Phoenix Street & Highway User, Callable until 06/30/2011 @ 100 6.250%, 07/01/2011	900	908
Tempe Industrial Development Authority, Friendship Village Project, Series A 5.375%, 12/01/2013	1,300	1,301
Tucson Airport Authority (FSA) 5.000%, 06/01/2013	3,760	3,981
		10,075
General Obligations – 0.4%
Maricopa County School District #69, Paradise Valley (MBIA) 5.300%, 07/01/2011	1,000	1,072
Maricopa County Unified School District #097, Deer Valley School Improvements Project of 2004, Series A (FSA) 4.000%, 07/01/2016	1,500	1,479
		2,551
Certificates of Participation – 0.8%
Arizona State Municipal Financing Program, Escrowed to Maturity (MLO) 8.750%, 08/01/2007 (a)	1,500	1,599
Arizona State Municipal Financing Program, Series 15, Escrowed to Maturity (MLO) 8.750%, 08/01/2007 (a)	2,085	2,222

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Northern Arizona University, Research Projects, Callable 09/01/2015 @ 100 (AMBAC) (MLO) 4.250%, 09/01/2016	$1,405	$1,406
		5,227
		17,853
Arkansas – 1.0%
Revenue Bonds – 1.0%
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (VA) 7.250%, 06/01/2010 (a)	2,030	2,109
University of Arkansas, Fayetteville, Series B, Callable 11/01/2015 @ 100 (FGIC) 4.500%, 11/01/2016	2,000	2,055
University of Arkansas, UAMS Campus (FGIC) 5.000%, 03/01/2015	1,000	1,069
Washington County Hospital Revenue, Regional Medical Center, Series B, Callable 02/01/2015 @ 100 5.000%, 02/01/2016	1,145	1,170
		6,403
California – 6.2%
Revenue Bonds – 3.3%
Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC) 4.650%, 10/01/2014 (c)	2,000	1,401
Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A 5.300%, 10/01/2008	290	298
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI) 4.500%, 08/15/2012	335	339
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance, Callable 08/15/2014 @ 100 (CMI) 5.000%, 08/15/2017	1,215	1,251
Bell Community Housing Authority, Lease Revenue, Callable 10/01/2015 @ 100 (AMBAC) (MLO) 5.000%, 10/01/2025	1,500	1,561
California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/2014 @ 100 5.000%, 10/01/2024	1,000	1,023
California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Mandatory Put 09/01/2009 @ 100 (AMT) 4.100%, 09/01/2014	250	249
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101 5.875%, 05/01/2016 (b)	2,000	2,248
California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/2008 @ 100 5.250%, 06/01/2029	1,000	1,022
California Statewide Communities Development Authority, Elder Care Alliance, Series A 7.250%, 11/15/2011	1,450	1,474

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A, Callable 03/01/2015 @ 100 5.000%, 03/01/2030	$700	$707
California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/2012 @ 100 3.850%, 11/01/2029	1,180	1,153
California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/2011 @ 100 3.450%, 04/01/2035	500	483
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI) 5.000%, 11/15/2012	1,210	1,268
Golden State Tobacco Securitization, Pre-refunded 06/01/2010 @ 100 (MLO) 5.600%, 06/01/2028 (b)	2,450	2,627
Golden State Tobacco Securitization, Series A, Convertible CABs, Callable 06/01/2018 @ 100, (FSA) (MLO) 0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022	1,630	1,323
Golden State Tobacco Securitization, Series B, Escrowed to Maturity (MLO) 5.000%, 06/01/2012 (a)	1,000	1,063
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/2015 @ 100 (RAAI) 5.000%, 09/01/2016	575	605
Woodland Financial Authority, Callable 03/01/2013 @ 102 (MLO) (XLCA) 4.700%, 03/01/2019 815 835 4.800%, 03/01/2020	855	880
		21,810
General Obligations – 2.6%
ABC Unified School District, Series A (MBIA) 4.900%, 02/01/2020	1,615	1,727
California State, Callable 11/01/2011 @ 100 5.000%, 11/01/2018	5,000	5,167
California State, Callable 08/01/2013 @ 100 5.000%, 02/01/2016 1,000 1,049 5.000%, 02/01/2017	2,000	2,091
California State, Callable 02/01/2014 @ 100 5.000%, 02/01/2021	1,500	1,557
California State, Callable 04/01/2014 @ 100 5.125%, 04/01/2024	500	522
California State Economic Recovery, Series A (FGIC) 5.250%, 07/01/2014	1,000	1,092
Placentia-Yorba Linda Unified School District, Callable 08/01/2014 @ 100 (FGIC) 5.000%, 08/01/2016	500	533
Roseville Joint Unified High School District, Callable 08/01/2011 @ 101 5.100%, 08/01/2019	390	406
San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC) 5.150%, 09/01/2017 (c)	1,000	601

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Santa Monica Community College District, Capital Appreciation, 2002 Election, Series C, Zero Coupon Bond, Callable 08/01/2015 @ 95.722 (MBIA) 4.420%, 08/01/2016 (c)	$2,000	$1,240
Victor Elementary School District, Series A, Zero Coupon Bond (FGIC) 5.660%, 08/01/2023 (c)	2,030	899
		16,884
Certificate of Participation – 0.3%
Bakersfield, Convention Center, Series A (AMBAC) 5.000%, 04/01/2016	1,665	1,784
		40,478
Colorado – 9.1%
Revenue Bonds – 6.7%
Adams County Pollution Control Revenue, Public Service Company Colorado Project, Series A, Callable 09/01/2015 @ 100 (MBIA) 4.375%, 09/01/2017	5,000	4,999
Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond 3.340%, 09/01/2010 (a) (c)	9,320	7,856
Colorado Department of Transportation (AMBAC) 6.000%, 06/15/2008	3,000	3,148
Colorado Health Facilities Authority, Parkview Medical Center, Callable 09/01/2013 @ 100 5.000%, 09/01/2016	640	656
Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/2011 @ 100 6.750%, 09/15/2015 (b)	1,200	1,351
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity 6.375%, 12/01/2011 (a)	795	849
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100 6.750%, 12/01/2016 (b) 1,500 1,719 7.250%, 12/01/2021 (b)	1,500	1,753
Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity 5.250%, 12/01/2011 (a)	1,175	1,228
Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A 5.000%, 03/01/2012	745	780
Colorado State Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2015 @ 100 5.000%, 12/01/2016	500	509
Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond 5.500%, 07/15/2020 (a) (c)	10,000	5,142
Colorado State Housing Finance Authority, Series A-2, Callable 05/01/2006 @ 105 7.150%, 11/01/2014	70	70
Colorado State Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A 5.500%, 09/01/2017	1,000	1,112
E-470 Public Highway Authority, Convertible CABs, Series C, (MBIA) 0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017	1,500	1,217

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Mesa County, Escrowed to Maturity, Zero Coupon Bond 3.539%, 12/01/2011 (a) (c)	$5,500	$4,402
Montrose Memorial Hospital, Callable 12/01/2013 @ 102 5.700%, 12/01/2017	2,170	2,297
Northwest Parkway Public Highway Authority, Convertible CABs, (AMBAC) 0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015	2,750	2,300
Superior Metropolitan School District #1, Special Revenue (AMBAC) 4.000%, 12/01/2014	1,020	1,012
University of Northern Colorado, Callable 06/01/2015 @ 100 (FSA) 4.000%, 06/01/2016	1,505	1,483
		43,883
General Obligations – 2.0%
Denver City & County School District #1, Callable 12/01/2013 @ 100 (FSA) (STAID) 4.000%, 12/01/2014	4,545	4,539
El Paso County School District #2, Harrison, Callable 12/01/2011 @ 100 (FGIC) (STAID) 5.500%, 12/01/2016	1,280	1,381
El Paso County School District #49, Falcon, Callable 12/01/2016 @ 100 (MBIA) 5.000%, 12/01/2017	1,000	1,069
High Plains Metropolitan District, Series B (LOC: Compass Bank) 4.375%, 12/01/2015	385	379
Jefferson County School District #R-1 (MBIA) 6.500%, 12/15/2011	4,975	5,645
		13,013
Certificates of Participation – 0.4%
Arapahoe County (AMBAC) (MLO) 4.000%, 02/15/2014	1,000	993
Colorado State Department of Corrections, State Penitentiary II Project, Series B (AMBAC) (MLO) 5.000%, 03/01/2014	1,250	1,325
		2,318
		59,214
Connecticut – 0.9%
Revenue Bonds – 0.9%
Connecticut State Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI) 5.000%, 07/01/2014	1,185	1,246
Mashantucket Western Pequot Tribe, Series A, Callable 09/01/2006 @ 102, Pre-refunded 09/01/2007 @ 101 6.400%, 09/01/2011 (b) (d)	4,170	4,372
		5,618
Florida – 1.3%
Revenue Bonds – 1.0%
Greater Orlando Aviation Authority, Airport Facilities (AMT) (FGIC) 5.250%, 10/01/2009	1,815	1,894
Lee County Industrial Development Authority, Shell Point Village Health Project, Series A 5.500%, 11/15/2008	1,000	1,022
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community 5.250%, 10/01/2013	1,400	1,453

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Tampa Excise Tax, Callable 04/01/2006 @ 100 6.125%, 04/01/2008	$2,000	$2,041
		6,410
Certificate of Participation – 0.3%
Clay County School Board, Series B, Callable 07/01/2015 @100 (MBIA) (MLO) 5.000%, 07/01/2018	2,205	2,322
		8,732
Georgia – 0.5%
Revenue Bonds – 0.4%
Atlanta & Fulton County Recreational Authority, Series A, Callable 12/01/2015 @ 100 (AMBAC) 4.250%, 12/01/2017	1,100	1,103
Cherokee County Water & Sewer Authority, Escrowed to Maturity, Callable 08/01/2006 @ 101.50 (MBIA) 11.250%, 08/01/2007 (a)	1,045	1,111
		2,214
General Obligations – 0.1%
Fayette County School District, Convertible CABs, (FSA) 0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014	500	409
Fayette County School District, Convertible CABs, (FSA) 0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015	265	216
Fayette County School District, Convertible CABs, (FSA) 0.000% through 09/10/2010, thereafter 4.350%, 03/01/2016	300	244
		869
		3,083
Idaho – 0.2%
Certificates of Participation – 0.2%
Madison County Hospital Revenue 5.000%, 09/01/2012 (e)	500	514
5.250%, 09/01/2015 (e)	295	305
5.250%, 09/01/2016 (e)	400	413
		1,232
Illinois – 17.4%
Revenue Bonds – 8.1%
Chicago, Midway Airport Project, Series C (MBIA) 5.500%, 01/01/2014	1,300	1,417
Chicago, Park District, Parking Facilities Authority, Escrowed to Maturity (ACA) 5.500%, 01/01/2008 (a)	3,585	3,695
Chicago, Single Family Mortgages, Series A, Callable until 02/28/2007 @ 103 (AMT) (FHLMC) (FNMA) (GNMA) 5.250%, 03/01/2013	15	15
Chicago Water, Zero Coupon Bond (FGIC) 6.776%, 11/01/2008 (c)	5,150	4,674
5.260%, 11/01/2009 (c)	6,450	5,626
Granite Single Family Mortgage, Escrowed to Maturity 7.750%, 10/01/2011 (a)	635	709
Illinois Development Finance Authority, Midwestern University, Series B,

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Callable 05/15/2011 @ 101 5.750%, 05/15/2016	$350	$370
Illinois Finance Authority, Clare at Water Tower Project, Series A 5.400%, 05/15/2014 1,000 992 5.500%, 05/15/2015	1,000	992
Illinois Finance Authority, Friendship Village, Schaumburg, Series A 5.000%, 02/15/2015	2,500	2,520
Illinois Finance Authority, Landing at Plymouth Project, Series A 5.250%, 05/15/2014	1,320	1,307
Illinois Finance Authority, Peoples Gas, Light, and Coke Co., Series A, Mandatory Put 06/01/2016 @ 100 (AMBAC) 4.300%, 06/01/2035	2,000	2,002
Illinois Health Facilities Authority, St. Benedict, Series 2003A-2, Callable until 11/14/2015 @ 100 5.750%, 11/15/2015	2,750	2,751
Illinois Sports Facilities Authority, Convertible CABs, (AMBAC) 0.000% through 06/10/2010, thereafter 4.750%, 06/15/2013	1,405	1,206
Illinois Sports Facilities Authority, Convertible CABs, Callable 06/15/2015 @ 101, (AMBAC) 0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016	1,620	1,411
Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond 5.210%, 01/01/2018 (c)	2,750	1,623
Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/2011 @ 100 (FSA) 6.375%, 01/01/2013 (b)	1,025	1,142
Illinois State Development Finance Authority, Waste Management Project (AMT) 5.850%, 02/01/2007	1,000	1,016
Illinois State Educational Facilities Authority, Loyola University of Chicago, Series A, Escrowed to Maturity 7.000%, 07/01/2007 (a)	1,000	1,025
Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) 4.350%, 12/01/2010	1,605	1,626
Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity 6.750%, 04/15/2012 (a)	1,320	1,468
Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity, Callable until 12/31/2014 @ 100 10.000%, 01/01/2015 (a)	695	885
Illinois State Sales Tax 6.000%, 06/15/2009 2,500 2,672 5.100%, 06/15/2010	2,000	2,105
Metropolitan Pier & Exposition Authority, State Sales Tax, Convertible CABs, (MBIA) 0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017	1,000	779

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 06/15/2006 @ 102 (AMBAC) 6.000%, 06/15/2007	$750	$768
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 12/15/2009 @ 101 (FGIC) 5.550%, 12/15/2011	675	721
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC) 5.000%, 06/15/2009 (a) (c)	1,465	1,302
Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Pre-refunded 06/15/2006 @ 102 (AMBAC) 6.000%, 06/15/2007 (b)	250	256
Morton Grove, Residential Housing, Escrowed to Maturity (MBIA) 7.350%, 09/01/2009 (a)	5,570	6,198
		53,273
General Obligations – 9.3%
Champaign County Community Unit School District #004 8.250%, 01/01/2009	1,315	1,464
Chicago, City Colleges, Zero Coupon Bond (FGIC) 5.900%, 01/01/2015 (c)	10,000	6,880
Chicago, Project & Refunding (FSA) 5.500%, 01/01/2013	1,000	1,089
Chicago, Project & Refunding, Series A (FGIC) 5.250%, 01/01/2011	5,000	5,312
Chicago, Convertible CABs, Series A, (MBIA) 0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016	2,000	1,698
Cook County Community Unit School District #65, Evanston, Series A (FSA) 6.375%, 05/01/2009	3,000	3,227
Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC) 5.200%, 12/01/2013 (c)	2,440	1,768
Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA) 5.800%, 12/01/2011 (c)	3,625	2,899
Cook County, Escrowed to Maturity (MBIA) 7.250%, 11/01/2007 (a)	1,380	1,426
Cook County High School District #209, Proviso Township, Convertible CABs, (FSA) 0.000% through 12/01/2007, thereafter 5.000%, 12/01/2016	1,000	971
Cook County School District #088, Bellwood, Series B, Callable 12/01/2014 @ 100 (FSA) 5.000%, 12/01/2017	1,675	1,767
Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA) 5.100%, 12/01/2015 (c)	2,250	1,480
Cook County, Series A (MBIA) 6.250%, 11/15/2011	1,000	1,118
Du Page County Community High School District #94, West Chicago (FSA) 7.250%, 11/01/2009	1,780	1,982
Illinois State, First Series, Callable 08/01/2010 @ 100 5.500%, 08/01/2015	4,500	4,791
Kane, Cook & Du Page Counties School District #46, Elgin, Callable 01/01/2015 @ 100 (FSA) 4.000%, 01/01/2016	1,660	1,630

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Kane County School District #129, Aurora West Side, Series A (MBIA) 6.500%, 02/01/2007	$1,000	$1,023
Lake County Community School District #50, Woodland, Series A, Pre-refunded 12/01/2008 @ 100 (FGIC) 5.000%, 12/01/2009 (b)	1,000	1,035
Lake County Community Unit School District #50, Woodland, Partially Escrowed to Maturity (MBIA) 8.500%, 01/01/2007 (a)	1,460	1,512
Lake County Community Unit School District #60, Waukegan, Series B (FSA) 7.500%, 12/01/2008	3,640	3,981
Lake County School District #56, Gurnee (FGIC) 8.375%, 01/01/2010	1,290	1,490
Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA) 5.350%, 12/01/2019 (c)	2,100	1,117
Rockford School District #205 (FGIC) 5.000%, 02/01/2014	500	531
St. Clair County, Callable 10/01/2009 @ 102 (FGIC) 6.000%, 10/01/2011	1,000	1,089
Will County School District #86, Joliet, Zero Coupon Bond (FSA) 5.600%, 11/01/2017 (c)	3,870	2,293
Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC) 6.000%, 02/01/2008 (a)	5,065	5,272
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA) 5.200%, 01/01/2017 (c)	3,000	1,848
		60,693
		113,966
Indiana – 2.2%
Revenue Bonds – 2.0%
Crown Point Multi-School Building, First Mortgage (MBIA) (MLO) 7.625%, 01/15/2008	1,000	1,066
Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/2012 @ 100 (MBIA) (MLO) 5.750%, 07/15/2018 (b)	1,000	1,100
Franklin Township Independent School Building Corporation, Escrowed to Maturity 5.750%, 07/15/2009 (a)	1,235	1,313
Indiana State Housing Authority, Series B-1, Callable until 07/01/2006 @ 102 6.150%, 07/01/2017	210	211
Indiana Transportation Finance Authority, Escrowed to Maturity, Callable 06/01/2011 @ 100 5.750%, 06/01/2012 (a)	180	196
Indiana Transportation Finance Authority, Series A (AMBAC) 5.750%, 06/01/2012	1,820	2,003
Indiana University, Series K, Zero Coupon Bond (MBIA) 5.360%, 08/01/2011 (c)	750	608
St. Joseph County Hospital Authority, Callable 02/15/2008 @ 101 (MBIA) 4.750%, 08/15/2012	1,000	1,022
St. Joseph County Independent Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A 5.750%, 05/15/2016	450	466

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
St. Joseph County Independent Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, Callable 05/15/2011 @ 100 5.550%, 05/15/2019	$230	$232
St. Joseph County Independent Hospital Authority, Health Facilities Revenue, Madison Center Obligation Group Project, Callable 02/15/2015 @ 100 5.250%, 02/15/2028	2,295	2,283
Wayne Independent Marion County School Building Corporation, First Meeting (FGIC) (MLO) (STAID) 4.000%, 07/15/2017	1,690	1,644
Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/2012 @ 100 (FGIC) (MLO) (STAID) 5.750%, 07/15/2015 (b)	775	853
		12,997
General Obligation – 0.2%
Gary Sanitation District, Special Tax District (RAAI) 3.750%, 02/01/2011	1,260	1,244
		14,241
Iowa – 1.9%
Revenue Bonds – 1.9%
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A, Callable 11/15/2009 @ 100 5.750%, 11/15/2019	500	503
Iowa Higher Education Authority, Central College 5.450%, 10/01/2026	1,000	1,047
Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/2012 @ 100 (ACA) (MBIA) 5.500%, 10/01/2028 (b)	2,000	2,171
Iowa Higher Education Authority, Wartburg College Project, Series A, Callable 10/01/2013 @ 100 4.700%, 10/01/2016	925	912
4.750%, 10/01/2017	1,100	1,087
4.800%, 10/01/2018	1,155	1,141
5.000%, 10/01/2023	1,475	1,461
Iowa State University, Science & Technology University Revenue, Dorm ISU (AMBAC) 4.000%, 07/01/2013 (e)	595	597
4.000%, 07/01/2014 (e)	650	649
4.000%, 07/01/2015 (e)	655	651
Muscatine Electric, Escrowed to Maturity, Callable 07/01/2006 @ 100 9.700%, 01/01/2013 (a)	1,790	2,162
		12,381
Kansas – 2.7%
Revenue Bonds – 2.0%
Butler County Public Building Authority (MBIA) (MLO) 6.375%, 10/01/2010	1,000	1,105
Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond 3.800%, 05/01/2012 (a) (c)	7,500	5,907
Kansas State Development Finance Authority, Department Administration Comprehensive Project, Series A, Callable 11/01/2016 @ 100 (FGIC) 4.000%, 11/01/2017	1,000	977

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L, Callable 11/15/2015 @ 100 4.500%, 11/15/2017	$1,405	$1,383
La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA) 4.050%, 03/01/2015	1,000	982
Olathe Senior Living Facility Revenue, Catholic Care Campus, Series A 5.750%, 11/15/2013 700 717 5.750%, 11/15/2014 765 782 5.750%, 11/15/2015	820	838
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA) 6.700%, 06/01/2029	475	482
		13,173
General Obligations – 0.7%
Johnson County Unified School District #232, Series A, Callable 09/01/2015 @ 100 (FSA) 4.250%, 09/01/2016	2,000	2,012
Sedgwick County School District #267 (AMBAC) 5.250%, 11/01/2012	1,045	1,129
Wyandotte County School District #204, Bonner Springs, Series A, Callable 09/01/2015 @ 100 (FGIC) 4.100%, 09/01/2016	1,035	1,028
		4,169
		17,342
Kentucky – 0.7%
Revenue Bonds – 0.7%
Hopkinsville Water & Sewer Revenue, Series A, Callable 10/15/2015 @ 100 (AMBAC) 4.000%, 10/01/2016	100	98
Kentucky State Turnpike Authority, Escrowed to Maturity 7.200%, 07/01/2009 (a)	885	935
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/2011 @ 100 6.000%, 07/01/2011 (a)	640	674
Louisville Water, Escrowed to Maturity 6.000%, 11/15/2007 (a)	1,250	1,294
Louisville Water, Escrowed to Maturity, Callable until 10/31/2007 @ 101 6.375%, 11/01/2007 (a)	1,000	1,043
Murray State University, Housing & Dining Services Revenue, Series Q, Callable 09/01/2015 @ 100 (MBIA) 4.125%, 09/01/2016	720	715
		4,759
Louisiana – 0.5%
Revenue Bonds – 0.3%
Louisiana Local Government Environmental Facilities, Community Development Authority, Callable 01/01/2012 @ 101 (AMT) 6.650%, 01/01/2025	730	782
Louisiana Public Facilities Authority, Pennington Medical Foundation Project, Callable 07/01/2016 @ 100 5.000%, 07/01/2021	1,000	1,022
		1,804

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
General Obligation – 0.2%
St. Tammany Parish Wide School District #12 (FSA) 4.000%, 03/01/2016	$1,390	$1,352
		3,156
Maine – 0.3%
General Obligation – 0.3%
Maine Municipal Bond Bank, Series B (FSA) 5.750%, 11/01/2010	2,000	2,170
Massachusetts – 4.3%
Revenue Bonds – 3.0%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/2012 @ 102 (AMT) 6.500%, 09/01/2035	2,000	2,047
Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC) 5.750%, 03/01/2010	2,100	2,254
Massachusetts Bay Transportation Authority, Series A 6.250%, 03/01/2012	1,875	2,101
Massachusetts State Commonwealth, Special Obligation, Series A 5.500%, 06/01/2013	1,000	1,094
Massachusetts State Health & Educational Facility Authority, Berkshire Health System, Series F (AGTY) 5.000%, 10/01/2015	2,000	2,108
Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A, Callable 07/01/2007 @ 101 (MBIA) 5.100%, 07/01/2010	3,000	3,073
Massachusetts State, Multifamily Housing, Escrowed to Maturity, Callable 04/01/2006 @ 100 (FHA) 6.350%, 04/01/2008 (a)	620	625
Massachusetts State Port Authority 5.750%, 07/01/2012	1,000	1,091
Massachusetts State Port Authority, Escrowed to Maturity, Callable until 06/30/2013 @ 100 13.000%, 07/01/2013 (a)	3,990	5,368
		19,761
General Obligations – 1.3%
Massachusetts State, Series A, Pre-refunded 01/01/2011 @ 100 5.125%, 01/01/2016 (b)	3,000	3,170
Massachusetts State, Series B, Pre-refunded 05/01/2010 @ 100 5.000%, 05/01/2012 (b)	5,000	5,227
		8,397
		28,158
Michigan – 4.7%
Revenue Bonds – 2.4%
Detroit Water Supply, Escrowed to Maturity, Callable until 06/30/2012 @ 100 (FGIC) 6.250%, 07/01/2012 (a)	285	309
Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Callable 03/01/2013 @ 100 5.500%, 03/01/2015	3,500	3,740

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity, Callable until 04/30/2008 @ 100 9.000%, 05/01/2008 (a)	$3,540	$3,738
Michigan State Housing Development Authority, Green Hill Project, Callable until 07/15/2006 @ 101 (FNMA) 5.125%, 07/15/2008	1,045	1,048
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity, Callable until 10/31/2006 @ 100.50 7.000%, 11/01/2015 (a)	1,300	1,561
Wayne Charter County Airport, Series A, Callable 12/01/2008 @ 101 (AMT) (MBIA) 5.250%, 12/01/2009	5,000	5,213
		15,609
General Obligations – 2.3%
Chippewa Valley Schools, Callable 05/01/2012 @ 100 (MQSBLF) 5.500%, 05/01/2014	1,775	1,916
Constantine Public Schools, Callable 11/01/2012 @ 100 (MQSBLF) 5.000%, 05/01/2016	1,075	1,133
Detroit (AMT) (FSA) 5.750%, 04/01/2009	1,255	1,323
Lakeshore Public Schools, Callable 05/01/2011 @ 100 (MQSBLF) 5.000%, 05/01/2012	1,160	1,219
Lakeview Public Schools, Callable 05/01/2011 @ 100 (MQSBLF) 5.000%, 05/01/2014	1,985	2,076
Northville Public Schools, Series II, Callable 05/15/2015 @ 100 (FSA) (MQSBLF) 4.000%, 05/01/2018	1,425	1,384
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) 5.375%, 05/01/2011 (b)	2,000	2,125
Woodhaven Brownstown School District (FSA) (MQSBLF) 5.000%, 05/01/2014	2,000	2,134
Woodhaven Brownstown School District, Callable 05/01/2016 @ 100 (FSA) (MQSBLF) 4.000%, 05/01/2018	655	636
Wyandotte City School District, Callable 05/01/2015 @ 100 (FSA) (MQSBLF) 4.125%, 05/01/2017	1,390	1,376
		15,322
		30,931
Minnesota – 3.4%
Revenue Bonds – 2.6%
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) 5.750%, 01/01/2010	1,000	1,065
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2008 @ 101 (AMBAC) (AMT) 5.375%, 01/01/2010	3,000	3,103
Minneapolis Hospital & Rehabilitation, Escrowed to Maturity 10.000%, 06/01/2013 (a)	925	1,125
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A, Callable 11/15/2010 @ 101 5.875%, 11/15/2011	2,135	2,294

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota State Municipal Power Agency, Electric Revenue, Callable 10/01/2015 @ 100 4.375%, 10/01/2025	$2,000	$1,900
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C 5.250%, 12/01/2011	1,940	2,017
St. Paul Housing & Redevelopment Authority, Callable 08/01/2006 @ 102.50 (AMBAC) 6.400%, 08/01/2007 1,205 1,246 6.500%, 02/01/2009	1,315	1,360
St. Paul Port Authority Hotel, Pre-refunded 08/01/2008 @ 100 8.050%, 08/01/2021 (b)	2,335	2,558
		16,668
General Obligations – 0.8%
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP) 5.000%, 04/01/2013 (f)	1,270	1,344
New Prague Independent School District #721, School Building, Series B, Callable 02/01/2015 @ 100 (FSA) (MSDCEP) 4.125%, 02/01/2019	365	360
Robbinsdale Independent School District #281 (MSDCEP) 5.000%, 02/01/2009	1,250	1,295
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2009 @ 100 (MSDCEP) 5.250%, 02/01/2012 (f)	1,435	1,493
South Washington County Independent School District #833, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP) 5.300%, 02/01/2011 (f)	1,000	1,054
		5,546
		22,214
Mississippi – 0.3%
General Obligation – 0.3%
Madison County School District, Series A (FGIC) 4.000%, 09/01/2015	1,790	1,759
Missouri – 0.6%
Revenue Bonds – 0.6%
Hannibal Industrial Development Authority, Health Facilities Revenue, Hannibal Regional Hospital 4.350%, 03/01/2014 (e)	1,405	1,391
Joplin Individual Development Authority Health Facilities, Freeman Health System Project 4.125%, 02/15/2009	750	745
Missouri State Health & Educational Facilities Revenue, Senior Living Facilities, Lutheran, Series B 4.350%, 02/01/2015	850	835
4.375%, 02/01/2016	930	905
		3,876
Montana – 0.1%
Revenue Bond – 0.1%
Montana Facilities Financial Authority, Health Care Facilities Revenue, Master Loan Project, North Montana Group Project 4.500%, 10/01/2014	435	444

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Nebraska – 1.3%
Revenue Bonds – 1.1%
Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (GTY) 5.000%, 11/15/2011	$2,860	$2,968
Douglas County Zoo Facilities Revenue, Omaha's Henry Doory Zoo Project, Callable 04/13/2015 @ 100 4.750%, 09/01/2017 745 758 4.750%, 09/01/2018	740	751
Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI) 4.700%, 11/15/2011	500	516
Nebraska Investment Financial Authority, Great Plains Regional Medical Center, Callable 05/15/2012 @ 100 (RAAI) 4.800%, 11/15/2012 500 516 4.900%, 11/15/2013	600	620
Omaha Northwest Library Facilities, Pre-refunded 08/15/2007 @ 102 (MLO) 5.250%, 08/15/2012 (b)	975	1,015
		7,144
General Obligation – 0.2%
Lincoln-Lancaster County Public Building, Tax Supported Lease Rental, Callable 04/15/2015 @ 100 (MLO) 4.500%, 10/15/2015	1,020	1,047
		8,191
Nevada – 1.8%
Revenue Bonds – 0.7%
Carson City, Carson-Tahoe Hospital Project 5.750%, 09/01/2011	1,000	1,053
5.750%, 09/01/2012	1,055	1,119
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/2014 @ 100 6.750%, 11/15/2023	2,150	2,210
		4,382
General Obligations – 1.1%
Clark County School District, Building & Renovation, Series B, Pre-refunded 06/15/2007 @ 101 (FGIC) 5.750%, 06/15/2008 (b)	1,000	1,035
Nevada State, Pre-refunded 06/01/2008 @ 100 5.250%, 06/01/2011 (b)	3,000	3,101
Washoe County, Escrowed to Maturity, Callable 08/01/2006 @ 100 9.875%, 08/01/2009 (a)	2,890	3,207
		7,343
		11,725
New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Education Facilities Authority, Callable 07/01/2014 @ 100 5.375%, 07/01/2024	1,250	1,303
New Hampshire State Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/2015 @ 100 5.500%, 07/01/2025	1,000	1,018
		2,321

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
New Jersey – 1.0%
Revenue Bonds – 1.0%
New Jersey Economic Development Authority, Cigarette Tax 5.500%, 06/15/2016	$2,000	$2,154
New Jersey Health Care Facilities, Capital Health Systems, Series A 5.500%, 07/01/2012	1,500	1,584
New Jersey State Transportation Trust Fund Authority, Series A 5.500%, 06/15/2008	2,000	2,074
New Jersey State Turnpike Authority, Escrowed to Maturity 6.750%, 01/01/2009 (a)	605	613
		6,425
New York – 2.7%
Revenue Bonds – 1.0%
Hempstead Town Industrial Development Agency, Callable 12/01/2006 @ 102 (MBIA) 5.000%, 12/01/2008	2,000	2,056
Long Island Power Authority, Series B 5.250%, 12/01/2013	4,000	4,303
		6,359
General Obligations – 1.7%
New York, Series A, Callable 08/01/2012 @ 100 5.750%, 08/01/2015	3,220	3,510
New York, Series C, Callable 03/15/2012 @ 100 5.500%, 03/15/2014	3,000	3,214
New York, Series D 5.500%, 06/01/2012	2,000	2,161
New York, Series G (XLCA) 5.500%, 08/01/2012	2,000	2,171
		11,056
		17,415
North Carolina – 0.8%
Revenue Bonds – 0.8%
North Carolina Eastern Power Agency, Series D 5.375%, 01/01/2013	2,955	3,153
North Carolina Power Agency #1, Series A, Callable 01/01/2013 @ 100 (FSA) 5.250%, 01/01/2016	2,000	2,142
		5,295
Ohio – 1.6%
Revenue Bonds – 1.0%
Lorain County Hospital Facilties, Catholic Healthcare Partners, Series B, Callable 09/01/2007 @ 102 (MBIA) 5.375%, 09/01/2009	1,000	1,040
Ohio State Higher Education Facilities Revenue, John Carroll University Project, Callable 04/01/2016 @ 100 4.300%, 04/01/2018	550	541
Ohio State Higher Education Facilities Revenue, John Carroll University Project 4.000%, 04/01/2014 1,135 1,120 4.500%, 04/01/2015	1,000	1,022
Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/2006 @ 100 9.375%, 12/01/2010 (a)	1,550	1,716

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Richland County Hospital Facilities, Series A
5.550%, 11/15/2006	$765	$774
5.650%, 11/15/2008	595	619
		6,832
General Obligations – 0.4%
Gallia County School District, Callable 06/01/2016 @ 100 (FSA) 4.250%, 12/01/2017	970	971
Lakota Local School District, Callable 12/01/2015 @ 100 (FSA) 4.200%, 12/01/2017	1,685	1,681
		2,652
Certificate of Participation – 0.2%
Akron, Callable 06/01/2015 @ 100 (AGTY) (MLO) 5.000%, 12/01/2015	1,000	1,048
		10,532
Oklahoma – 1.6%
Revenue Bonds – 1.6%
Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC) 5.610%, 11/01/2011 (a) (c)	3,340	2,693
McClain County Economic Development Authority, Educational Facilities Lease Revenue, Newcastle Public Schools Project (MLO) 5.000%, 09/01/2009	510	523
5.000%, 09/01/2011	345	355
5.000%, 09/01/2012	355	366
4.125%, 09/01/2013	250	245
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project, Callable 10/01/2014 @ 101 (AMT) 5.750%, 01/01/2023	1,430	1,471
South Oklahoma City, Callable until 01/31/2013 @ 100, Pre-refunded 02/01/2010 @ 100 9.750%, 02/01/2013 (b)	3,270	3,794
Tulsa Educational Facilities Authority, Holland Hall School Project, Series B, Callable 12/01/2008 @ 101 4.600%, 12/01/2009	1,195	1,220
		10,667
Oregon – 1.4%
General Obligations – 1.1%
Clackamas County School District #108, Estacada (FSA) (SBG) 5.250%, 06/15/2017	1,205	1,317
Clackamas County School District #7J, Lake Oswego, Pre-refunded 06/01/2011 @ 100 5.375%, 06/01/2014 (b)	3,105	3,341
Lane County School District #52, Bethel (SBG) 5.500%, 06/15/2009	1,000	1,055
Morrow County School District #001 (FSA) (SBG) 5.250%, 06/15/2016	1,245	1,356
		7,069
Certificate of Participation – 0.3%
Oregon State Department of Administrative Services, Series E, Callable 11/01/2012 @ 100 (FSA) (MLO) 5.000%, 11/01/2014	2,170	2,298
		9,367

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Pennsylvania – 1.6%
Revenue Bonds – 0.9%
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI) 5.000%, 12/15/2015	$1,275	$1,338
Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center, Callable 12/15/2015 @ 100 (RAAI) 5.000%, 12/15/2017	1,405	1,468
Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project, Callable 02/01/2015 @ 100 6.125%, 02/01/2028	1,000	1,058
Westmoreland County Independent Development Authority Revenue, Retirement Community, Redstone, Series A 5.375%, 01/01/2014	1,100	1,118
5.500%, 01/01/2016	1,200	1,225
		6,207
General Obligations – 0.7%
Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond, Callable until 05/31/2006 @ 101.50 of compound accreted value (MBIA) (STAID) 4.690%, 12/01/2007 (a) (c)	2,000	1,887
Ephrata Area School District, Callable 04/15/2016 @ 100 (FGIC) (STAID) 4.500%, 04/15/2018	1,500	1,529
Kennett School District, Callable 02/15/2016 @ 100 (MBIA) (STAID) 4.100%, 02/15/2018	1,120	1,100
		4,516
		10,723
South Carolina – 1.4%
Revenue Bonds – 1.4%
Charleston EDL Excellence Finance, Charleston County School District Project (MLO) 5.000%, 12/01/2013	2,000	2,111
Lexington County Health Services District, Lexington Medical Center, Callable 11/01/2013 @ 100 5.500%, 11/01/2023	2,000	2,100
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A 6.000%, 08/01/2013	1,000	1,104
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C 6.000%, 08/01/2013	2,000	2,207
South Carolina State Public Service Authority, Series A (MBIA) 5.500%, 01/01/2010	1,665	1,769
		9,291
South Dakota – 1.4%
Revenue Bonds – 0.8%
South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital 5.250%, 11/01/2008	900	930
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement 5.800%, 09/01/2006	735	740
5.900%, 09/01/2007	755	771
4.750%, 09/01/2011	530	535
5.000%, 09/01/2012	1,000	1,024

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/2012 @ 101 5.000%, 09/01/2013	$1,000	$1,022
		5,022
Certificates of Participation – 0.6%
Deadwood (ACA) (MLO) 5.500%, 11/01/2007	800	819
5.600%, 11/01/2008	845	877
Deadwood, Callable 11/01/2015 @ 100 (ACA) (MLO) 5.000%, 11/01/2018	2,385	2,449
		4,145
		9,167
Tennessee – 2.1%
Revenue Bonds – 1.6%
Metropolitan Government Nashville & Davidson County, Escrowed to Maturity, Callable 04/01/2006 @ 102 6.400%, 04/01/2011 (a)	1,030	1,155
Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research 5.000%, 07/01/2009	400	409
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100 6.000%, 09/01/2016 (b)	1,500	1,682
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Callable 09/01/2013 @ 100 (RAAI) 5.000%, 09/01/2016	2,000	2,073
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Escrowed to Maturity 6.250%, 09/01/2011 (a)	1,465	1,628
6.250%, 09/01/2012 (a)	1,085	1,219
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101 6.500%, 09/01/2013 (b)	2,215	2,538
		10,704
General Obligations – 0.5%
Knoxville, Series A 5.000%, 05/01/2016	1,030	1,102
Memphis (MBIA) 5.000%, 10/01/2016	2,000	2,148
		3,250
		13,954
Texas – 9.4%
Revenue Bonds – 3.6%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A 5.250%, 11/15/2006	1,175	1,180
5.300%, 11/15/2007	1,000	1,017
5.350%, 11/15/2008	1,300	1,334
Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/2013 @ 100 (AMT) 6.750%, 09/01/2034	2,000	2,240

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/2011 @ 100 (AMT) 5.750%, 05/01/2036	$1,585	$1,676
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT) 5.700%, 05/15/2033	1,000	1,071
Grapevine Industrial Development, Air Cargo, Callable 01/01/2012 @ 101 (AMT) 6.500%, 01/01/2024	490	527
Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A 5.750%, 10/01/2009	2,895	3,001
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/2014 @ 101 7.000%, 02/15/2023	2,000	2,200
Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond, Callable 06/01/2006 @ 62.459 (MBIA) 3.780%, 06/01/2012 (a) (c)	1,465	1,138
Richardson Hospital Authority 5.500%, 12/01/2013	1,290	1,373
Richardson Hospital Authority, Callable 12/01/2013 @ 100 5.500%, 12/01/2014	1,310	1,389
San Antonio Electric & Gas, Series A, Callable 02/01/2009 @ 101 5.250%, 02/01/2013	2,135	2,237
Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project, Callable 11/15/2015 @ 100 5.250%, 11/15/2017 1,000 989 5.500%, 11/15/2025	900	885
Tyler Health Facilities, Mother Frances Hospital 5.250%, 07/01/2012	1,000	1,046
		23,303
General Obligations – 5.8%
Alvin Independent School District, Callable 02/15/2016 @ 100 (PSFG) 4.250%, 02/15/2018	1,460	1,442
Austin, Callable 09/01/2011 @ 100 5.000%, 09/01/2013	4,510	4,745
Brownsville, Callable 02/15/2015 @ 100 (MBIA) 5.000%, 02/15/2017	2,125	2,240
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG) 5.500%, 02/15/2018 (b)	4,000	4,257
Donna Independent School District, Callable 02/15/2015 @ 100 (GTY) (PSFG) 5.000%, 02/15/2019	1,440	1,514
El Campo Independent School District, Callable 08/15/2015 @ 100 (PSFG) 4.500%, 08/15/2018 (e)	600	608
Frisco, Callable 02/05/2011 @ 100 (FGIC) 5.000%, 02/15/2018	1,125	1,171
5.000%, 02/15/2019	1,675	1,744

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Grapevine-Colleyville Independent School District (PSFG) 8.250%, 06/15/2007	$1,440	$1,517
Irving Independent School District, Series A, Zero Coupon Bond (PSFG) 5.000%, 02/15/2009 (c)	5,000	4,488
Kaufman County, Callable 02/15/2012 @ 100 (FSA) 5.000%, 02/15/2017	1,000	1,045
Keller Independent School District, Callable 08/15/2011 @ 100 (PSFG) 5.375%, 08/15/2014	235	250
Keller Independent School District, Pre-refunded 08/15/2011 @ 100 (PSFG) 5.375%, 08/15/2014 (b)	1,765	1,901
Los Fresnos Independent School District, Callable 08/15/2015 @ 100 (PSFG) 4.000%, 08/15/2017	1,860	1,811
Mission Independent School District (GTY) (PSFG) 5.000%, 02/15/2015	1,430	1,523
North Harris Montgomery Community College District, Callable 02/15/2012 @ 100 (FGIC) 5.375%, 02/15/2015	2,535	2,721
Port Houston Authority, Harris County, Series B, Callable 10/01/2011 @ 100 (AMT) (FGIC) 5.500%, 10/01/2012	2,405	2,566
Santa Fe Independent School District, Callable 02/15/2013 @ 100 (PSFG) 4.250%, 02/15/2015	1,365	1,376
United Independent School District (PSFG) 5.000%, 08/15/2015	1,000	1,067
		37,986
		61,289
Utah – 0.8%
Revenue Bonds – 0.6%
Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC) 5.000%, 07/01/2015	2,500	2,660
South Jordan, Sales Tax, Callable 08/15/2011 @ 100 (AMBAC) 5.500%, 08/15/2018	1,000	1,075
Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1, Callable until 07/01/2006 @ 102 (FHA) (VA) 6.300%, 01/01/2018	35	35
Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R, Callable 07/01/2006 @ 102 (FHA) (VA) 5.950%, 07/01/2008	470	481
		4,251
General Obligation – 0.2%
Ashley Valley Water & Sewer, Escrowed to Maturity, Callable 07/01/2006 @ 102 (AMBAC) 10.900%, 01/01/2010 (a)	1,095	1,262
		5,513
Virginia – 0.4%
Revenue Bonds – 0.4%
Richmond Industrial Development Authority, Government Facilities (AMBAC) (MLO) 5.000%, 07/15/2018	1,845	1,974

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Riverside Regional Jail Authority, Callable until 07/01/2006 @ 102 (MBIA) 5.700%, 07/01/2008	$905	$925
		2,899
Washington – 4.6%
Revenue Bonds – 1.3%
Energy Northwest, Washington Wind Project, Series A, Pre-refunded 01/01/2007 @ 103 5.100%, 07/01/2009 (b)	1,850	1,924
5.200%, 07/01/2010 (b)	1,950	2,030
Energy Northwest, Wind Project, Callable 07/01/2014 @ 100 (MBIA) 4.500%, 07/01/2015	1,000	1,023
Port Seattle Passenger Facility Charge, Series B (AMBAC) (AMT) 5.000%, 12/01/2007	1,000	1,020
Snohomish County Housing Authority, Callable 04/01/2006 @ 100 6.300%, 04/01/2016	1,035	1,043
Washington State Public Power Supply System, Nuclear Project #2, Series A, Pre-refunded 07/01/2006 @ 102 (AMBAC) 5.700%, 07/01/2011 (b)	1,000	1,024
		8,064
General Obligations – 3.3%
Clark County School District #37, Vancouver (FSA) 5.250%, 12/01/2014	1,515	1,640
King County (AMBAC) 5.000%, 12/01/2012	2,000	2,121
King County, Series B, Pre-refunded 12/01/2007 @ 102 5.850%, 12/01/2013 (b)	3,000	3,167
Pierce County School District #320, Sumner 6.000%, 12/01/2006	130	131
Snohomish County, Callable 12/01/2011 @ 100 (MBIA) 5.375%, 12/01/2019	5,000	5,345
Spokane County School District #081, Convertible CABs, Callable 06/01/2015 @ 100, (MBIA) (SBG) 0.000% through 12/01/2008, thereafter 5.000%, 06/01/2016	1,000	919
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC) 3.030%, 12/01/2014 (c)	5,690	3,929
Washington State, Series C 5.500%, 07/01/2014	2,275	2,498
Washington State, Series S-5, Zero Coupon Bond (FGIC) 5.830%, 01/01/2016 (c)	3,000	1,956
		21,706
		29,770
West Virginia – 0.3%
Revenue Bond – 0.3%
Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity 7.400%, 08/15/2010 (a)	1,675	1,917
Wisconsin – 2.0%
Revenue Bonds – 1.7%
Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A, Callable 02/15/2009 @ 101 5.500%, 02/15/2020	1,500	1,542

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/2011 @ 100 5.750%, 12/01/2019	$2,000	$2,015
Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project, Callable 05/01/2014 @ 100 5.375%, 05/01/2018	1,250	1,319
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B 6.250%, 02/15/2009	500	528
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/2012 @ 100 5.500%, 02/15/2013	850	896
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/2014 @ 100 6.125%, 04/01/2024	1,500	1,531
Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project 4.650%, 03/01/2015	1,150	1,125
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services 5.750%, 08/15/2011	645	695
Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College, Callable 12/01/2014 @ 100 5.000%, 12/01/2015	1,450	1,535
		11,186
General Obligation – 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC) 5.125%, 09/01/2016 (f)	1,720	1,812
		12,998
Wyoming – 0.3%
Revenue Bond – 0.3%
Lincoln County, Pacificorp Project, Mandatory Put 06/03/2012 @ 100 (AMT) 4.125%, 11/01/2025	2,250	2,202
Total Municipal Bonds (Cost $625,411)		650,013
Short-Term Investment – 0.3%
First American Tax Free Obligations Fund, Class Z (g) (Cost $2,059)	2,059,359	2,059
Total Investments – 99.8% (Cost $627,470)		652,072
Other Assets and Liabilities, Net – 0.2%		1,141
Total Net Assets – 100.0%		$653,213

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of March 31, 2006, the value of this investment was $4,371,703 or 0.7% of total net assets.

Intermediate Tax Free Fund (concluded)

(e)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments puchased on a when-issued basis was $5,171,517 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(g)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA – American Capital Access

AGTY – Assured Guaranty

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $29,481,574, which represents 4.5% of total net assets.

CMI – California Mortgage Insurance Program

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

GTY – Guaranty

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MQSBLF – Michigan Qualified School Board Loan Fund Program

MSDCEP – Minnesota School District Credit Enhancement Program

PSFG – Permanent School Fund Guarantee

RAAI – Radian Asset Assurance Inc.

SBG – School Board Guaranty

STAID – State Aid Withholding

VA – Veterans Administration

XLCA – XL Capital Assurance Inc.

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Minnesota Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.4%
Revenue Bonds – 61.2%
Economic Development – 1.5%
Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/2011 @ 100 5.350%, 12/01/2021 (a)	$1,000	$1,076
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT) 6.500%, 08/01/2008	1,030	1,074
Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT) 6.625%, 08/01/2008	940	983
		3,133
Education – 8.6%
Minneapolis, The Blake School Project, Callable 09/01/2011 @ 100 5.000%, 09/01/2012	445	463
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4 4.850%, 10/01/2009	520	532
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4, Callable 10/01/2009 @ 100 5.000%, 10/01/2011	500	511
5.000%, 10/01/2012	500	509
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C, Callable 05/01/2014 @ 100 4.750%, 05/01/2018	1,075	1,085
Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design 5.000%, 05/01/2011	250	256
Minnesota State Higher Education Facilities Authority, St. Benedict College, Callable 03/01/2007 @ 100 4.875%, 03/01/2008	1,000	1,006
5.100%, 03/01/2011	2,885	2,901
Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W 4.200%, 03/01/2012	345	345
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1, Callable 10/01/2012 @ 100 5.250%, 10/01/2022	1,500	1,549
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5, Escrowed to Maturity (MBIA) 5.000%, 10/01/2011 (b)	255	271
Minnesota State Higher Education Facilities Authority, St. John's University, Series 5, Pre-refunded 10/01/2011 @ 100 (MBIA) 5.000%, 10/01/2012 (a)	480	507
Minnesota State Higher Education Facilities Authority, St. John's University, Series 6-G 4.000%, 10/01/2015	200	196
Minnesota State Higher Education Facilities Authority, St. John's University, Series 6-G, Callable 10/01/2015 @ 100 4.000%, 10/01/2016	1,000	973

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Callable 10/01/2014 @ 100 5.250%, 10/01/2019	$530	$564
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Pre-refunded 04/01/2008 @ 100 5.250%, 04/01/2012 (a)	385	397
Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 6-I 4.000%, 04/01/2014	1,045	1,034
4.000%, 04/01/2015	280	275
Moorhead Educational Facilities, Concordia College, Series A 4.100%, 12/15/2014	845	838
4.200%, 12/15/2015	880	874
Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/2015 @ 100 4.300%, 12/15/2016	925	923
5.000%, 12/15/2018	1,005	1,056
5.000%, 12/15/2019	1,060	1,112
		18,177
Healthcare – 21.5%
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101 5.000%, 06/01/2016	425	432
5.000%, 06/01/2019	1,320	1,326
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102 5.500%, 06/01/2010	435	445
5.650%, 06/01/2012	940	961
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100 5.375%, 02/15/2022	2,045	2,136
Glencoe Health Care Facilities, Pre-refunded 04/01/2011 @ 101 7.400%, 04/01/2021 (a)	1,000	1,154
Glencoe Health Care Facilities, Regional Health Services Project 5.000%, 04/01/2013	760	780
Glencoe Health Care Facilities, Regional Health Services Project, Callable 04/01/2013 @ 101 5.000%, 04/01/2014	800	830
5.000%, 04/01/2015	845	876
5.000%, 04/01/2017	1,815	1,867
Hastings Health Care Facility, Regina Medical Center, Callable 09/15/2008 @ 100 (ACA) 5.000%, 09/15/2013	500	506
Maple Grove Health Care Facilities, North Memorial, Callable 09/01/2015 @ 100 4.500%, 09/01/2017	1,730	1,715
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A, Callable until 11/14/2013 @ 100 (AMBAC) 5.000%, 11/15/2013	1,000	1,001
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/2012 @ 100 6.000%, 11/15/2023	2,500	2,718
5.750%, 11/15/2032	1,300	1,380
Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity 5.000%, 05/15/2012 (b)	605	641

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA) 5.000%, 02/15/2010	$3,815	$3,979
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project 5.500%, 02/01/2011	280	292
5.500%, 02/01/2012	200	210
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project, Callable 02/01/2012 @ 101 5.500%, 02/01/2015	730	766
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Callable 11/15/2007 @ 102 (MBIA) 5.500%, 11/15/2017	305	319
5.750%, 11/15/2026	10	10
Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA) 5.500%, 11/15/2017 (a)	1,195	1,254
5.750%, 11/15/2026 (a)	490	516
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100 5.750%, 12/01/2015	2,320	2,399
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/2006 @ 101 5.750%, 06/01/2016	1,360	1,361
New Hope Housing & Health Care Facilities, Masonic Home North Ridge 5.300%, 03/01/2007	685	689
New Hope Housing & Health Care Facilities, Masonic Home North Ridge, Callable 03/01/2009 @ 102 5.500%, 03/01/2010	500	511
Plymouth Health Facilities, Westhealth Project, Series A, Callable until 05/31/2006 @ 101 (FSA) 6.200%, 06/01/2011	1,360	1,365
Rochester, St. Mary's Hospital, Escrowed to Maturity, Callable 04/01/2006 @ 100 5.750%, 10/01/2007 (b)	555	565
Shakopee Health Care Facilities, St. Francis Regional Medical Center 4.000%, 09/01/2012	305	301
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100 5.000%, 09/01/2017	1,785	1,839
St. Cloud Health Care, St. Cloud Hospital Obligated Group (FSA) 5.500%, 05/01/2007	500	510
5.500%, 05/01/2008	1,450	1,503
St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/2015 @ 100 5.150%, 11/15/2020	1,790	1,803
St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO) 5.250%, 05/01/2015	1,500	1,507
St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/2015 @100 (MLO) 5.750%, 05/01/2025	2,000	2,037
Stillwater Health Care, Health Systems Obligation Group 4.250%, 06/01/2015	300	293

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Stillwater Health Care, Health Systems Obligation Group, Callable 06/01/2015 @ 100 4.250%, 06/01/2016	$760	$733
Todd, Morrison, Cass & Wadena Counties, United Hospital District 4.250%, 12/01/2012	425	423
4.000%, 12/01/2013	400	391
Winona Health Care Facilities, Series A, Callable 07/01/2012 @ 102 5.300%, 07/01/2017	525	539
5.350%, 07/01/2018	590	607
		45,490
Housing – 0.5%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages, Callable 10/01/2007 @ 101.50 (AMT) (FNMA) (GNMA) 5.125%, 10/01/2020	89	89
Minneapolis Mortgage Revenue, Callable until 09/30/2012 @ 51.527 3.607%, 10/01/2012	291	150
Minnesota State Housing Finance Agency, Rental Housing, Series D, Callable until 01/31/2007 @ 101 (MBIA) 5.450%, 08/01/2007	275	277
Minnesota State Housing Finance Agency, Single Family Mortgages, Series B, Callable 07/01/2009 @ 100 (AMT) 5.550%, 07/01/2024	425	431
South St. Paul Housing & Redevelopment Authority, Single Family Mortgages, Callable until 08/31/2007 @ 100 (FNMA) 5.100%, 09/01/2007	30	30
		977
Lease Revenue – 3.8%
Andover Economic Development Authority, Andover Community Center, Callable 02/01/2014 @ 100 (MLO) 5.000%, 02/01/2019	1,225	1,262
Eden Prairie Housing & Redevelopment Authority, Series A, Callable 12/01/2010 @ 100 (MLO) 5.000%, 12/01/2011	255	268
Pine County Housing & Redevelopment Authority, Series A (MLO) 4.500%, 02/01/2015	440	441
4.500%, 02/01/2016	465	461
Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/2016 @ 100 (MLO) 4.500%, 02/01/2017	385	379
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center, Callable 06/01/2010 @ 100 (MLO) 4.000%, 06/01/2012	1,500	1,499
St. Paul Port Authority, Office Building, Callable 12/01/2012 @ 100 (MLO) 5.000%, 12/01/2019	2,415	2,540
St. Paul Recreational Facilities, Highland National (MLO) 4.000%, 10/01/2015	275	270
St. Paul Recreational Facilities, Highland National, Callable 10/01/2015 @ 100 (MLO) 5.000%, 10/01/2020	1,000	1,048
		8,168

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Miscellaneous – 1.0%
Minnesota State Retirement Systems Building, Callable 06/01/2010 @ 100 5.450%, 06/01/2012	$550	$584
Seaway Port Authority of Duluth, Cargill Income Project 4.200%, 05/01/2013	1,500	1,493
		2,077
Recreational Facility Authority – 1.3%
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Escrowed to Maturity 6.700%, 08/01/2007 (b)	960	983
St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103 6.875%, 08/01/2010 (a)	1,685	1,833
		2,816
Revolving Funds – 1.9%
Minnesota Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/2009 @ 100 5.125%, 03/01/2019 (a)	2,000	2,082
Minnesota Public Facilities Authority, Water Pollution Control, Callable 03/01/2007 @ 100 5.000%, 03/01/2009	590	597
Minnesota Public Facilities Authority, Water Pollution Control, Pre-refunded 03/01/2007 @ 100 5.000%, 03/01/2009 (a)	1,410	1,429
		4,108
Tax Revenue – 2.0%
Childrens Trust Fund, Puerto Rico, Tobacco Settlement 4.000%, 05/15/2012	500	490
Minneapolis, St. Anthony Falls Project, Callable 03/01/2012 @ 102 5.000%, 02/01/2017	1,040	1,028
Minneapolis, St. Anthony Falls Project, Callable 02/01/2014 @ 100 5.300%, 02/01/2021	570	572
St. Paul Port Authority, Energy Park, Tax Increment, Escrowed to Maturity (FSA) 5.000%, 02/01/2008 (b)	2,100	2,135
		4,225
Transportation – 5.9%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/2013 @ 100 (MBIA) 5.000%, 01/01/2020	2,200	2,300
Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC) 5.750%, 01/01/2010	2,880	3,066
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2009 @101 (AMT) (FGIC) 5.625%, 01/01/2014	1,000	1,047
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/2011 @ 100 (FGIC) 5.125%, 01/01/2020	3,095	3,236

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/2015 @ 100 (FGIC) 4.000%, 01/01/2016	$430	$422
Minnesota Public Facilities Authority Transportation, Callable 03/01/2010 @ 100 5.000%, 03/01/2012	970	1,010
Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA) 5.500%, 07/01/2013	1,250	1,358
		12,439
Utilities – 13.2%
Chaska Electric, Series A 5.600%, 10/01/2008	680	708
5.650%, 10/01/2009	720	759
5.650%, 10/01/2010	760	810
4.000%, 10/01/2012	500	496
4.200%, 10/01/2015	1,000	986
Cohasset Pollution Control, Allete Project, Callable 07/01/2014 @ 100 (RAAI) 4.950%, 07/01/2022	2,230	2,259
Northern Minnesota Municipal Power Agency, Electric System (FSA) 5.500%, 01/01/2008	2,090	2,157
Princeton Public Utility System, Callable 04/01/2012 @ 100 4.100%, 04/01/2015	450	442
Rochester Electric Utility, Callable 12/01/2010 @ 100 5.000%, 12/01/2016	1,150	1,185
Southern Minnesota Municipal Power Agency, Series A (AMBAC) 5.250%, 01/01/2014	3,415	3,695
Southern Minnesota Municipal Power Agency, Series A, Callable 01/01/2009 @ 101 (AMBAC) 5.000%, 01/01/2011	1,270	1,322
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA) 5.257%, 01/01/2020 (c) 3,500 1,883 5.275%, 01/01/2021 (c)	5,000	2,560
Western Minnesota Municipal Power Agency, Series A, Callable until 12/31/2006 @ 102 (AMBAC) 5.500%, 01/01/2011 5,000 5,189 5.500%, 01/01/2013	2,000	2,075
Western Minnesota Municipal Power Agency, Series A, Callable 01/01/2011 @ 100 (AMBAC) 5.500%, 01/01/2012	1,360	1,458
		27,984
Total Revenue Bonds		129,594
General Obligations – 36.8%
Anoka County Capital Improvements, Series B 4.550%, 01/01/2011	1,960	2,017
Anoka-Hennepin Independent School District #11, Callable 02/01/2011 @ 100 (MSDCEP) 5.000%, 02/01/2014	2,000	2,098
Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/2011 @ 100 (MSDCEP) 5.000%, 02/01/2012	1,000	1,050
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP) 5.375%, 02/01/2013 (d)	600	636

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Bloomington Independent School District #271, Series B, Crossover Refunded 02/01/2010 @ 100 (MSDCEP) 5.250%, 02/01/2011 (d)	$1,000	$1,052
Brooklyn Center Independent School District #286, Series A, Callable 02/01/2016 @ 100 (MBIA) (MSDCEP) 4.250%, 02/01/2017	810	813
Brooklyn Park, Series B 4.000%, 02/01/2016	600	592
Buffalo Independent School District #877, Series B (FSA) (MSDCEP) 4.500%, 02/01/2013	325	337
Burnsville Independent School District #191, Series A, Callable 02/01/2008 @ 100 (MSDCEP) 5.000%, 02/01/2009	1,225	1,254
Cambridge Independent School District #911, Series A, Callable 02/01/2015 @ 100 (MSDCEP) 4.000%, 02/01/2016	1,060	1,045
Cambridge Independent School District #911, Series B, Zero Coupon Bond, Callable 02/01/2018 @ 86.965 (MBIA) (MSDCEP) 4.710%, 02/01/2021 (c)	645	317
Centennial Independent School District #12, Series A, Callable 02/01/2012 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/2014	1,040	1,097
Crow Wing County, Series A (MBIA) 4.500%, 02/01/2014	1,480	1,534
Dakota County, Capital Improvements, Series C 4.850%, 02/01/2010	1,000	1,042
Delano Independent School District #879, Callable 02/01/2015 @ 100 (FSA) (MSDCEP) 4.000%, 02/01/2017	985	965
4.250%, 02/01/2019	1,350	1,338
Elk River Independent School District #728, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP) 5.000%, 02/01/2018 (d)	1,000	1,043
Farmington Independent School District #192, Callable 06/01/2013 @ 100 (MBIA) (MSDCEP) 4.000%, 06/01/2016	2,830	2,793
Lakeville Independent School District #194, Callable 02/01/2009 @ 100 (MSDCEP) 5.000%, 02/01/2016	2,000	2,063
Lakeville Independent School District #194, Series A, Callable 02/01/2013 @ 100 (FGIC) (MSDCEP) 5.000%, 02/01/2022	2,435	2,536
Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/2008 @ 100 (MSDCEP) 5.125%, 02/01/2022 (d)	1,000	1,026
Minneapolis & St. Paul Metropolitan Council, Waste Water Treatment, Series A, Callable 03/01/2011 @ 100 5.000%, 03/01/2013	1,890	2,021
Minnesota State, Callable 08/01/2007 @ 100 4.850%, 08/01/2012	2,420	2,457
Monticello, Series A, Callable 02/01/2013 @ 100 (FSA) 4.000%, 02/01/2014	500	499

Minnesota Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Moorhead Independent School District #152 (MSDCEP) 5.000%, 04/01/2012	$1,220	$1,294
Moorhead Independent School District #152, Callable 04/01/2014 @ 100 (MSDCEP) 4.000%, 04/01/2015	1,100	1,092
Moorhead Independent School District #152, Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP) 5.000%, 04/01/2015 (d)	3,450	3,649
5.000%, 04/01/2016 (d)	2,510	2,655
Mounds View Independent School District #621, Series A (MSDCEP) 5.250%, 02/01/2010	1,230	1,299
Mounds View Independent School District #621, Series A, Callable 02/01/2012 @ 100 (MBIA) (MSDCEP) 5.000%, 02/01/2018	2,340	2,455
5.000%, 02/01/2019	2,565	2,691
Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP) 5.250%, 02/01/2012 (d)	1,000	1,057
5.350%, 02/01/2016 (d)	1,000	1,062
Northfield Independent School District #659, Callable 02/01/2011 @ 100 (MSDCEP) 4.600%, 02/01/2013	1,100	1,135
5.000%, 02/01/2015	1,295	1,360
Pequot Lakes Independent School District #186, Callable 02/01/2012 @ 100 (FGIC) (MSDCEP) 5.125%, 02/01/2018	500	528
Perham, Callable 05/01/2011 @ 100 (AMT) 5.850%, 05/01/2015	1,205	1,252
Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/2009 @ 100 (FGIC) (MSDCEP) 5.400%, 03/01/2013 (d)	1,095	1,147
Puerto Rico Commonwealth (MBIA) 6.000%, 07/01/2014	1,605	1,826
Puerto Rico Commonwealth, Series A (XLCA) 5.500%, 07/01/2017	1,000	1,112
Ramsey County, Series D 5.000%, 02/01/2014	2,000	2,147
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2009 @ 100 (MBIA) (MSDCEP) 5.000%, 02/01/2016 (d)	1,000	1,034
Robbinsdale Independent School District #281, Crossover Refunded 02/01/2012 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/2019 (d)	1,160	1,217
5.000%, 02/01/2020 (d)	1,215	1,273
Rochester Independent School District #535, Series A, Callable 02/01/2011 @ 100 (MSDCEP) 5.000%, 02/01/2015	1,595	1,673
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (FSA) (MSDCEP) 5.700%, 02/01/2013 (c) (d)	1,055	784
Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (FSA) (MSDCEP) 5.753%, 02/01/2012 (c) (d)	1,790	1,409

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Minnesota Intermediate Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
South Washington County, Independent School District #833, Series B, Callable 02/01/2012 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/2015	$1,030	$1,084
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP) 5.250%, 02/01/2010 (d)	1,500	1,563
5.600%, 02/01/2015 (d)	725	760
St. Michael Independent School District #885, Callable 02/01/2012 @ 100 (FSA) (MSDCEP) 5.000%, 02/01/2014	1,690	1,782
5.000%, 02/01/2017	1,000	1,050
Stillwater Independent School District #834, Callable 02/01/2009 @ 100 (MSDCEP) 4.750%, 02/01/2011	2,140	2,197
Watertown Independent School District #111, Series A, Callable 08/01/2015 @ 100 (FSA) (MSDCEP) 4.000%, 02/01/2016	1,670	1,647
Worthington Independent School District #518, Callable 02/01/2014 @ 100 (FSA) (MSDCEP) 4.000%, 02/01/2016	1,045	1,031
Total General Obligations		77,890
Certificate of Participation – 0.4%
Northeast Metropolitan Intermediate School District #916, Callable 01/01/2014 @ 100 (MLO) 4.250%, 01/01/2015	1,000	987
Total Municipal Bonds (Cost $202,270)		208,471
Short-Term Investment – 0.5%
Federated Minnesota Municipal Cash Trust (Cost $974)	973,681	974
Total Investments – 98.9% (Cost $203,244)		209,445
Other Assets and Liabilities, Net – 1.1%		2,355
Total Net Assets – 100.0%		$211,800

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

ACA – American Capital Access

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $7,941,670, which represents 3.7% of total net assets.

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MSDCEP – Minnesota School District Credit Enhancement Program

RAAI – Radian Asset Assurance Inc.

XLCA – XL Capital Assurance Inc.

Minnesota Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 94.4%
Revenue Bonds – 84.2%
Continuing Care Retirement Community – 1.1%
Golden Valley, Covenant Retirement Communities, Series A, Callable 12/01/2009 @ 101 5.500%, 12/01/2029	$1,750	$1,801
Economic Development – 4.7%
Minneapolis Community Development, Series G-3, Pre-refunded 12/01/2011 @ 100 5.450%, 12/01/2031 (a)	3,250	3,513
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A, Callable 08/01/2010 @ 100 (AMT) 5.550%, 08/01/2016	500	510
Minnesota Agricultural & Economic Development Board, Small Business Development, Series B, Callable 08/01/2008 @ 102 (AMT) 7.250%, 08/01/2020	1,000	1,060
Minnesota Agricultural & Economic Development Board, Small Business Development, Series C, Callable 08/01/2008 @ 102 (AMT) 7.250%, 08/01/2020	1,385	1,468
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D, Callable 08/01/2008 @ 102 (AMT) 7.250%, 08/01/2020	1,120	1,187
		7,738
Education – 6.5%
Golden Valley, The Breck School, Callable 10/01/2009 @ 100 5.750%, 10/01/2014	1,000	1,057
Minneapolis, The Blake School Project, Callable 09/01/2011 @ 100 5.450%, 09/01/2021	2,000	2,097
Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4-F1, Pre-refunded 05/01/2006 @ 102 6.250%, 05/01/2023 (a)	1,500	1,532
Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Callable 05/01/2010 @ 100 6.625%, 05/01/2020	1,000	1,074
Minnesota State Higher Education Facilities Authority, St. John University, Series 6-G, Callable 10/01/2015 @ 100 5.000%, 10/01/2022	1,000	1,045
4.500%, 10/01/2026	1,000	983
Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T, Callable 07/01/2006 @ 100 6.000%, 01/01/2013	470	471
Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/2015 @ 100 5.000%, 12/15/2021	1,070	1,117
5.000%, 12/15/2024	1,240	1,288
		10,664
Healthcare – 28.8%
Bemidji Hospital Facilities, North Country Health Services, Callable 09/01/2006 @ 102 5.625%, 09/01/2015	1,600	1,640

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101 5.500%, 06/01/2035	$350	$353
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102 6.000%, 06/01/2029	3,000	3,065
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100 5.250%, 02/15/2028	1,000	1,023
5.250%, 02/15/2033	1,660	1,692
Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable until 10/31/2006 @ 101 7.000%, 11/01/2019	1,000	1,006
Fergus Falls Health Care Facilities Authority, Lake Region Hospital, Long Term Care Facilities Project, Callable until 11/30/2006 @ 102 6.500%, 12/01/2025	2,000	2,043
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Callable 04/01/2013 @ 101 5.000%, 04/01/2020	500	511
5.000%, 04/01/2025	1,000	1,012
5.000%, 04/01/2031	1,500	1,501
Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/2011 @ 101 7.500%, 04/01/2031 (a)	1,700	1,969
Maple Grove Health Care Facilities, North Memorial Health Care, Callable 09/01/2015 @ 100 5.000%, 09/01/2035	2,000	2,022
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A, Callable 11/01/2013 @ 100 5.250%, 11/01/2016	305	319
5.850%, 11/01/2023	875	942
Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/2012 @ 100 6.000%, 11/15/2023	1,500	1,631
5.750%, 11/15/2032	2,400	2,547
Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A, Callable 02/15/2010 @ 101 (MBIA) 5.250%, 02/15/2015	2,000	2,099
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/2007 @ 102 (MBIA) 5.500%, 11/15/2011	500	522
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/2010 @ 101 6.375%, 11/15/2029	125	135
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2007 @ 102 (MBIA) 5.500%, 11/15/2017 (a)	795	834
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Pre-refunded 11/15/2010 @ 101 6.375%, 11/15/2029 (a)	3,875	4,325

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/2007 @ 102 (MBIA) 5.500%, 11/15/2017	$205	$214
Monticello, Big Lake Community Hospital, Series A, Callable 12/01/2009 @ 100 5.750%, 12/01/2019	1,000	1,016
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100 6.200%, 12/01/2022	1,000	1,041
Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/2006 @ 101 6.000%, 06/01/2029	1,900	1,902
New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge, Callable 03/01/2009 @ 102 5.750%, 03/01/2015	1,600	1,650
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100 5.250%, 09/01/2034	2,000	2,050
St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Callable 07/01/2014 @ 100 5.500%, 07/01/2025	2,000	2,104
St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/2015 @ 100 6.000%, 11/15/2030	800	857
St. Paul Housing & Redevelopment Authority, Regions Hospital, Callable 05/15/2009 @ 100 5.250%, 05/15/2018	500	509
St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/2015 @ 100 (MLO) 5.875%, 05/01/2030	900	915
St. Paul Port Authority, HealthEast Midway Campus, Series B, Callable 05/01/2015 @ 100 (MLO) 6.000%, 05/01/2030	1,800	1,833
Stillwater Health Care, Health Systems Obligation Group, Callable 06/01/2015 @ 100 5.000%, 06/01/2035	1,000	1,005
Winona Health Care Facilities, Series A, Callable 07/01/2012 @ 102 6.000%, 07/01/2034	1,000	1,058
		47,345
Housing – 11.8%
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project, Callable 04/20/2011 @ 102 (GNMA) 5.900%, 04/20/2042	2,000	2,126
Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A, Callable 02/20/2007 @ 104 5.700%, 08/20/2022	1,000	1,044
Eden Prairie Multifamily Housing, Preserve Place, Callable 01/20/2008 @ 102 (GNMA) 5.500%, 01/20/2018	500	517
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/2006 @ 102.50, Mandatory Put 02/15/2009 @100 (AMT) (FNMA) 3.050%, 06/15/2034	2,000	1,948

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Hopkins Elderly Housing, St. Theresa Project, Series A, Callable 11/20/2007 @ 102 (GNMA) 5.600%, 11/20/2017	$500	$516
Hopkins Multifamily Housing, Renaissance Project, Callable 04/01/2007 @ 102 6.250%, 04/01/2015	500	516
Maplewood Multifamily Housing, Carefree Cottages ll, Callable 04/15/2014 @ 100 (AMT) (FNMA) 4.800%, 04/15/2034	2,000	2,012
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/2011 @ 100 (AMT) 5.650%, 07/01/2033	835	863
Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/2015 @ 100 (AMT) 4.750%, 07/01/2026	1,000	997
Minnesota State Housing Finance Agency, Residential Housing, Series B1-RMK, Callable 07/01/2011 @ 100 (AMT) 5.350%, 07/01/2033	1,385	1,414
Minnesota State Housing Finance Agency, Residential Housing, Series F, Callable 07/01/2011 @ 100 (AMT) 5.400%, 07/01/2030	2,395	2,453
Minnesota State Housing Finance Agency, Series A, Callable 08/01/2011 @ 100 3.850%, 02/01/2013	1,430	1,427
Minnesota State Housing Finance Agency, Single Family Mortgage, Series C, Callable 07/01/2009 @ 100 (AMT) 6.100%, 07/01/2030	420	425
St. Anthony Housing & Redevelopment Authority, Chandler Place Project, Callable 05/20/2006 @ 102 (FHA) (GNMA) 6.250%, 11/20/2025	1,500	1,535
St. Louis Park, Multifamily Housing, Park Ridge Apartments, Callable 11/01/2008 @ 102 (FHA) (GNMA) 5.250%, 11/01/2020	500	516
White Bear Lake, Multifamily Housing, Lake Square, Series A, Callable 02/01/2007 @ 102 (FHA) 6.000%, 08/01/2020	1,020	1,050
		19,359
Lease Revenue – 4.5%
New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A, Callable 02/01/2010 @ 100 (MLO) 4.900%, 02/01/2015	850	868
5.000%, 02/01/2016	895	916
5.100%, 02/01/2017	900	923
Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/2016 @ 100 (MLO) 5.000%, 02/01/2028	1,000	1,011
5.000%, 02/01/2031	1,890	1,903
St. Paul Port Authority, Office Building at Robert St.-3-11 (MLO) 4.000%, 12/01/2013	1,695	1,690
		7,311

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Miscellaneous – 6.0%
Little Canada Commercial Development, RLF Minnesota Project, Callable 04/01/2006 @ 100 (MLO) 5.000%, 04/01/2013	$1,150	$1,156
Minnesota State Retirement Systems Building, Callable 06/01/2010 @ 100 5.875%, 06/01/2027	7,000	7,530
Seaway Port Authority of Duluth, Cargill Income Project 4.200%, 05/01/2013	1,130	1,125
		9,811
Recreational Facility Authority – 2.6%
Moorhead, Golf Course, Series B, Callable 12/01/2008 @ 100 5.875%, 12/01/2021	2,000	2,035
St. Paul Port Authority, Radisson Kellogg Project, Series 2, Pre-refunded 08/01/2008 @ 103 7.375%, 08/01/2029 (a)	2,000	2,212
		4,247
Tax Revenue – 0.5%
Duluth Economic Development Authority 8.000%, 08/01/2008	140	145
Minneapolis, St. Anthony Falls Project, Callable 03/01/2012 @ 102 5.750%, 02/01/2027	300	303
Minneapolis, St. Anthony Falls Project, Callable 02/01/2014 @ 100 5.650%, 02/01/2027	400	402
		850
Transportation – 2.6%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Pre-refunded 01/01/2010 @ 101 (FGIC) 5.750%, 01/01/2032 (a)	3,000	3,240
Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/2015 @ 100 (AMBAC) (AMT) 5.000%, 01/01/2019	1,000	1,035
		4,275
Utilities – 15.1%
Chaska Electric, Series A, Callable 10/01/2010 @ 100 6.100%, 10/01/2030	45	49
Chaska Electric, Series A, Pre-refunded 10/01/2010 @ 100 6.100%, 10/01/2030 (a)	4,955	5,443
Minnesota Municipal Power Agency, Electricity Revenue, Callable 10/01/2015 @ 100 5.000%, 10/01/2035	1,500	1,530
Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA) 6.650%, 01/01/2019 (b)	4,000	2,262
6.700%, 01/01/2024 (b)	12,000	5,316
5.800%, 01/01/2025 (b)	7,000	2,962
5.600%, 01/01/2026 (b)	8,300	3,348
5.151%, 01/01/2027 (b)	3,000	1,149
Western Minnesota Municipal Power Agency, Callable 01/01/2011 @ 100 (AMBAC) 5.500%, 01/01/2014	1,545	1,652
5.500%, 01/01/2015	550	588

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Minnesota Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Western Minnesota Municipal Power Agency, Escrowed to Maturity, Callable until 12/31/2015 @ 100 (MBIA) 9.750%, 01/01/2016 (c)	$410	$587
		24,886
Total Revenue Bonds		138,287
General Obligations – 10.2%
Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/2010 @ 100 (MSDCEP) 5.750%, 02/01/2017 (d)	1,000	1,073
Becker Independent School District #726, Series A, Crossover Refunded 02/01/2010 @ 100 (FSA) (MSDCEP) 6.000%, 02/01/2021 (d)	1,000	1,079
Brooklyn Center Independent School District #286, Series A, Callable 02/01/2016 @ 100 (MSDCEP) 4.500%, 02/01/2029	1,135	1,116
Chaska Independent School District #112, Series A, Crossover Refunded 02/01/2009 @ 100 (FSA) (MSDCEP) 5.700%, 02/01/2018 (d)	1,000	1,055
Columbia Heights Independent School District #13, Crossover Refunded 02/01/2007 @ 100 (MSDCEP) 5.250%, 02/01/2015 (d)	1,000	1,013
Delano Independent School District #879, Series A, Crossover Refunded 02/01/2011 @ 100 (FSA) (MSDCEP) 5.875%, 02/01/2025 (d)	1,000	1,089
Minneapolis Sports Arena, Callable 04/01/2008 @ 100 5.100%, 04/01/2013	500	513
5.100%, 10/01/2013	250	257
North St. Paul Independent School District #622, Series B, Crossover Refunded 05/01/2006 @ 100 (MSDCEP) 5.850%, 05/01/2017 (d)	500	501
Perham, Disposal System, Callable 05/01/2011 @ 100 (AMT) 6.000%, 05/01/2022	1,500	1,575
Sauk Rapids Independent School District #47, Series A, Crossover Refunded 02/01/2011 @ 100 (MBIA) (MSDCEP) 5.750%, 02/01/2023 (d)	2,000	2,178
St. Louis Park Independent School District #283, Crossover Refunded 02/01/2009 @ 100 (MSDCEP) 5.700%, 02/01/2017 (d)	2,000	2,100
St. Michael Independent School District #885, Series A, Callable 02/01/2016 @ 100 (FSA) (MSDCEP) 4.750%, 02/01/2028	1,200	1,225
Wayzata Independent School District #284, Series A, Crossover Refunded 02/01/2007 @ 100 5.500%, 02/01/2017 (d)	2,000	2,029
Total General Obligations		16,803
Total Municipal Bonds (Cost $147,115)		155,090

Minnesota Tax Free Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investments – 4.5%
Federated Minnesota Municipal Cash Trust	6,781,799	$6,782
First American Tax Free Obligations Fund, Class Z (e)	617,289	617
Total Short-Term Investments (Cost $7,399)		7,399
Total Investments – 98.9% (Cost $154,514)		162,489
Other Assets and Liabilities, Net – 1.1%		1,868
Total Net Assets – 100.0%		$164,357

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  The rate shown is the effective yield at the time of purchase.

(c)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)  Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(e)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $16,948,173, which represents 10.3% of total net assets.

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MSDCEP – Minnesota School District Credit Enhancement Program

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Missouri Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 99.3%
Revenue Bonds – 76.6%
Continuing Care Retirement Communities – 3.1%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project, Callable 02/01/2014 @ 100 5.250%, 02/01/2024	$2,000	$2,052
Illinois Financing Authority, Friendship Village, Schaumburg, Series A, Callable 02/15/2015 5.375%, 02/15/2025	1,800	1,809
Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A, Callable 02/01/2015 @ 100 5.375%, 02/01/2035	1,500	1,534
		5,395
Education – 9.7%
Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project, Callable 11/01/2011 @ 100 5.000%, 11/01/2019	2,540	2,659
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 06/15/2011 @ 100 5.125%, 06/15/2041	2,150	2,211
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/2013 @ 100 5.000%, 02/15/2033	1,000	1,032
Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/2015 @ 100 5.000%, 02/15/2019	1,465	1,550
Northwest Missouri State University Housing, Callable 06/01/2013 @ 100 (MBIA) 5.000%, 06/01/2016	650	683
Riverview Gardens School District Educational Facilities Authority, Series A (MLO) 4.125%, 04/01/2016	500	491
University of Missouri, Pre-refunded 11/01/2007 @ 101 5.500%, 11/01/2021 (a)	3,000	3,117
5.800%, 11/01/2027 (a)	5,000	5,218
		16,961
Healthcare – 16.0%
Boone County Hospital, Callable 08/01/2012 @ 100 5.050%, 08/01/2020	1,200	1,226
Cape Girardeau County Authority, Southeast Missouri Hospital Association, Callable 06/01/2012 @ 100 5.625%, 06/01/2022	1,500	1,560
Carthage Hospital Revenue, Callable 04/01/2016 @ 100 6.000%, 04/01/2038	1,000	1,000
Hannibal Industrial Development Authority Health Facilities 4.300%, 03/01/2013 (b)	1,345	1,332
Hannibal Industrial Development Authority Health Facilities, Callable 03/01/2016 @ 100 5.000%, 03/01/2022 (b)	1,000	1,020

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project, Callable 02/15/2015 @ 102 5.500%, 02/15/2024	$2,000	$2,102
Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity 6.750%, 05/15/2012 (c)	3,310	3,817
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI) 4.250%, 08/15/2013	735	739
Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital, Callable 08/15/2014 @ 100 (RAAI) 5.000%, 08/15/2019	2,300	2,381
Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project 5.000%, 02/15/2012	515	533
Missouri State Health & Educational Facilities Authority, SSM Health, Series A, Pre-refunded 06/01/2008 @ 101 (MBIA) 5.000%, 06/01/2018 (a)	1,555	1,614
Missouri State Health & Educational Facilities Authority, SSM Health, Series B, Callable 06/01/2008 @ 101 (MBIA) 5.000%, 06/01/2018	445	458
Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A 5.000%, 11/15/2014	3,000	3,173
North Kansas City Hospital, Series A, Callable 11/15/2013 @ 100 (FSA) 5.000%, 11/15/2021	250	260
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital, Callable 12/01/2015 @ 100 5.625%, 12/01/2035	1,000	998
St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Callable 11/15/2013 @ 100 6.625%, 11/15/2035	500	516
University Health Facilities, University of Missouri Health System, Series A, Pre-refunded 11/01/2006 @ 102 (AMBAC) 5.600%, 11/01/2026 (a)	5,000	5,158
		27,887
Housing – 2.2%
Missouri State Housing Development Commission, Homeownership Loan Program, Series B, Callable 09/01/2015 @ 100 (AMT) (GNMA) (FNMA) 4.800%, 09/01/2031 (b)	2,500	2,478
University City Industrial Development Authority, Multifamily Housing, Series A, Callable 05/01/2006 @ 102 5.950%, 12/20/2025	1,400	1,426
		3,904
Lease Revenue – 15.1%
Clay County, Public Building Authority, Callable 05/15/2008 @ 100 (MLO) 5.125%, 05/15/2014	2,000	2,055

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (MLO) 5.260%, 04/15/2027 (d)	$2,000	$731
Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G, Callable 09/01/2015 @100 (AMT) (MLO) 4.750%, 09/01/2028	4,000	3,885
Missouri State Board of Public Buildings, Series A, Callable 10/15/2013 @ 100 (MLO) 5.000%, 10/15/2027	1,000	1,038
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/2011 @ 100 (MBIA) (MLO) 5.000%, 05/01/2023	2,000	2,082
5.000%, 05/01/2024	5,130	5,329
5.125%, 05/01/2026	5,000	5,187
Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/2011 @ 100 (MLO) 5.000%, 05/01/2017	1,000	1,043
Missouri State Development Financial Board, Office Building Projects, Callable 10/01/2015 @ 100 (FGIC) (MLO) 5.000%, 10/01/2016	1,005	1,069
Missouri State Financial Board Infrastructure Facilities, Branson, Series A, Callable 12/01/2012 @ 100 (MLO) 5.000%, 12/01/2017 1,000 1,020 5.375%, 12/01/2022	750	776
Springfield Public Building, Capital Improvement Project, Callable 03/01/2014 @ 100 (AMBAC) (MLO) 5.000%, 03/01/2024	2,000	2,081
		26,296
Miscellaneous – 1.8%
Missouri Financial Board Cultural Facilities, Nelson Gallery Foundation, Series A, Callable 12/01/2011 @ 100 5.250%, 12/01/2014	1,000	1,065
Platte County Industrial Development Transportation Authority (MLO) 4.000%, 12/01/2014	780	773
St. Louis Industrial Development Authority, St. Louis Science Center, Series A (RAAI) 4.000%, 02/15/2014	315	312
Sugar Creek, Lafarge North America, Series A, Callable 06/01/2013 @101 (AMT) 5.650%, 06/01/2037	1,000	1,034
		3,184
Revolving Funds – 15.6%
Missouri State Environmental Improvement & Energy Resources Authority, Series A, State Revolving Fund Program, Pre-refunded 07/01/2010 @ 100 5.500%, 07/01/2016 (a)	1,875	2,008
Missouri State Environmental Improvement & Energy Resources Authority, Energy Efficiency Master Trust, Callable 03/15/2016 @ 100 4.000%, 09/15/2017	795	782

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, Drinking Water, Callable 07/01/2008 @ 101 5.000%, 01/01/2019	$2,200	$2,274
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program, Callable 07/01/2010 @ 100 5.500%, 07/01/2016	620	659
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/2009 @ 101 5.250%, 01/01/2015	2,180	2,278
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/2013 @ 100 5.500%, 07/01/2014	2,000	2,182
5.500%, 07/01/2018	1,400	1,523
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program 5.375%, 07/01/2014	2,400	2,639
5.375%, 07/01/2015	1,500	1,657
5.375%, 07/01/2016	2,000	2,211
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 01/01/2016 @ 100 4.000%, 07/01/2016	1,000	992
4.750%, 07/01/2025	1,000	1,027
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 07/01/2011 @ 100 5.000%, 07/01/2023	6,655	6,961
		27,193
Tax Revenue – 3.0%
Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project, Callable 06/01/2015 @ 100 5.500%, 06/01/2029	1,000	1,011
Brentwood Tax Increment Revenue, Brentwood Square Project 4.125%, 05/01/2011	250	247
Howard Bend Levee District (XLCA) 5.500%, 03/01/2026	1,745	1,978
Riverside Tax Increment Revenue, L-385 Levee Project, Callable 05/01/2015 @ 100 (MLO) 5.250%, 05/01/2020	1,000	1,019
St. Joseph Industrial Development Authority, Tax Increment Revenue, Shoppes at North Village Project, Callable 11/01/2014 @ 100 5.375%, 11/01/2023	1,000	989
		5,244

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Missouri Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Transportation – 7.0%
Missouri State Highways & Transportation Road, Series A, Callable 02/01/2011 @ 100 5.250%, 02/01/2020	$5,000	$5,274
Missouri State Highways & Transportation Road, Series A, Callable 02/01/2012 @ 100 5.125%, 02/01/2017	1,000	1,057
5.000%, 02/01/2022	3,725	3,878
Puerto Rico Commonwealth Highway & Transportation Authority, Series K, Callable 07/01/2015 @ 100 5.000%, 07/01/2017	1,000	1,040
St. Louis Airport, Capital Improvement Program, Series A, Callable 07/01/2012 @ 100 (MBIA) 5.375%, 07/01/2021	1,000	1,065
		12,314
Utilities – 3.1%
Kansas City Water, Series B, Callable 12/01/2006 @ 101 5.000%, 12/01/2016	2,200	2,240
Metropolitan St. Louis Sewer District, Series A, Callable 05/01/2014 @ 100 (MBIA) 5.000%, 05/01/2023	1,075	1,125
Missouri State Development Financial Board, Independence Water System, Callable 11/01/2014 @ 100 (AMBAC) 5.000%, 11/01/2024	1,000	1,045
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light 4.000%, 01/02/2012	1,000	991
		5,401
Total Revenue Bonds		133,779
General Obligations – 20.8%
Chesterfield, Callable 02/15/2015 @ 100 4.000%, 02/15/2017	1,180	1,164
Columbia School District, Crossover Refunded 03/01/2007 @ 100 6.300%, 03/01/2011 (e)	365	374
Hazelwood School District, Series A, Callable 03/01/2015 @ 100 (FGIC) (MDDP) 5.000%, 03/01/2017	1,820	1,935
Independence School District, Callable 03/01/2013 @ 100 (MBIA) (MDDP) 5.000%, 03/01/2020	1,240	1,298
Jackson County School District #7, Lee's Summit, Callable 03/01/2015 @ 100 (MBIA) (MDDP) 4.250%, 03/01/2016	2,000	2,019
Jefferson City School District, Series A (MDDP) 6.700%, 03/01/2011	1,000	1,093
North Kansas City School District #74, Callable 03/01/2015 @ 100 (MDDP) 5.000%, 03/01/2025	2,245	2,345
Platte County School District #R-3, Callable 03/01/2014 @ 100 (MBIA) 5.000%, 03/01/2024	1,000	1,044
Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/2009 @ 101 5.500%, 08/01/2023 (a)	3,000	3,202
St. Charles Community College (MBIA) 5.250%, 02/15/2018	1,390	1,528

Missouri Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
St. Charles County, Francis Howell School District (FGIC) (MDDP) 5.250%, 03/01/2018	$2,095	$2,300
St. Joseph School District (FSA) (MDDP) 5.250%, 03/01/2017	1,500	1,645
St. Louis County 5.000%, 02/01/2012	3,250	3,460
St. Louis County Public Safety, Pre-refunded 08/15/2009 @ 100 (FGIC) 5.125%, 02/15/2017 (a)	4,185	4,375
St. Louis County Rockwood School District #R-6, Callable 02/01/2011 @ 100 (MDDP) 5.000%, 02/01/2013	3,000	3,145
St. Louis County Rockwood School District #R-6, Series A, Callable 02/01/2013 @ 100 5.000%, 02/01/2014	2,000	2,124
St. Louis County School District, Series A (FSA) 5.000%, 03/01/2014	2,000	2,138
St. Louis County School District, Series A, Callable 03/01/2014 @ 100 5.000%, 03/01/2016	1,000	1,059
Total General Obligations		36,248
Certificates of Participation – 1.9%
Mehlville School District #R-9 (FSA) (MLO) 5.000%, 09/01/2015	2,000	2,127
Springfield Public Utility Revenue, Series A (MBIA) (MLO) 4.000%, 12/01/2014	1,140	1,136
Total Certificates of Participation		3,263
Total Municipal Bonds (Cost $168,252)		173,290
Short-Term Investment – 2.1%
First American Tax Free Obligations Fund, Class Z (f) (Cost $3,671)	3,670,548	3,671
Total Investments – 101.4% (Cost $171,923)		176,961
Other Assets and Liabilities, Net – (1.4)%		(2,500)
Total Net Assets – 100.0%		$174,461

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Security purchased on a when-issued basis. On March 31, 2006 the total cost of investments purchased on a when-issued basis was $4,872,480 or 2.8% of total net assets.

(c)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(d)  The rate shown is the effective yield at the time of purchase.

(e)  Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

(f)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $7,397,770, which represents 4.2% of total net assets.

FGIC – Financial Guaranty Insurance Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MDDP – Missouri Direct Deposit Program

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

XLCA – XL Capital Assurance Inc.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Nebraska Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 100.4%
Revenue Bonds – 72.4%
Education – 17.6%
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/2008 @ 100 5.350%, 12/15/2018	$650	$664
Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC) 5.000%, 09/01/2009	500	516
Nebraska Educational Finance Authority, Midland Lutheran College Project, Callable 10/01/2010 @ 100 5.200%, 10/01/2020	350	356
Nebraska Educational Finance Authority, Wesleyan University Project, Callable 04/01/2012 @ 100 (RAAI) 5.000%, 04/01/2017	605	622
Nebraska Utility Corporation, University of Nebraska, Lincoln Project, Callable 01/01/2012 @ 100 5.250%, 01/01/2015	1,045	1,114
University of Nebraska Facility Corporation, Deferred Maintenance Project, Callable 07/15/2008 @ 100 5.250%, 07/15/2011	1,000	1,031
University of Nebraska Facility Corporation, Medical Center Research Project, Callable 02/15/2012 @ 100 5.000%, 02/15/2015	500	524
University of Nebraska, Kearney Student Fees, Callable 01/01/2016 @ 100 5.000%, 07/01/2030	500	516
University of Nebraska, Lincoln Memorial Stadium Project, Series A, Callable 05/01/2014 @ 100 5.000%, 11/01/2015	500	523
University of Nebraska, Lincoln Student Fees, Callable 01/01/2013 @ 100 5.000%, 07/01/2022	750	775
University of Nebraska, Omaha Student Housing Project, Callable 11/24/2013 @ 100 5.000%, 05/15/2023	500	522
		7,163
Healthcare – 17.4%
Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/2007 @ 102 (AMBAC) 4.900%, 09/01/2009	750	776
Douglas County Hospital Authority #2, Girls & Boys Town Project, Callable 09/01/2015 @ 100 4.500%, 09/01/2030	1,000	964
Douglas County Hospital Authority #2, Nebraska Medical Center 5.000%, 11/15/2016	700	731
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Callable 06/01/2011 @ 100 (AMBAC) 5.000%, 06/01/2019	500	514
5.125%, 06/01/2021	1,200	1,241

Nebraska Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Madison County Hospital Authority #1, Faith Regional Health Services Project, Callable 01/01/2012 @ 100 (RAAI) 5.500%, 07/01/2021	$1,000	$1,055
Nebraska Investment Finance Authority, Great Plains Regional Medical Center, Callable 05/15/2012 @ 100 (RAAI) 5.200%, 11/15/2016	250	260
5.300%, 11/15/2017	805	842
Platte County Hospital Authority #1, Columbus Community Hospital Project, Callable 05/01/2010 @ 101 (RAAI) 5.850%, 05/01/2014	650	693
		7,076
Housing – 5.2%
Nebraska Investment Finance Authority, Multifamily Housing, Callable 07/01/2012 @ 100 (AMT) (GNMA) 4.625%, 07/20/2012	365	370
Nebraska Investment Finance Authority, Single Family Housing, Series A, Callable 03/01/2011 @ 100 (AMT) 5.150%, 03/01/2016	340	349
Nebraska Investment Finance Authority, Single Family Housing, Series C, Callable 03/01/2014 @ 100 (AMT) 4.400%, 09/01/2020	680	673
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments, Callable 10/01/2011 @ 100 (GNMA) 5.150%, 11/20/2022	685	707
		2,099
Miscellaneous – 0.8%
Washington County Wastewater Facilities, Cargill Income Project, Callable 11/01/2012 @ 101 (AMT) 5.900%, 11/01/2027	300	324
Recreational Facility Authority – 9.3%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project, Callable 04/13/2015 @ 100 4.750%, 09/01/2024	1,365	1,362
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project, Pre-refunded 09/01/2009 @ 100 5.650%, 09/01/2011 (a)	1,000	1,061
Omaha Convention Hotel Corporation, Series A, Callable 04/01/2012 @ 100 (AMBAC) 5.500%, 04/01/2016	275	297
5.125%, 04/01/2026	1,000	1,046
		3,766
Revolving Funds – 1.7%
Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/2009 @ 100 4.500%, 01/01/2010	115	117
5.150%, 01/01/2016	580	592
		709
Tax Revenue – 1.3%
Omaha Special Tax Revenue, Series A, Callable 02/01/2012 @ 101 5.125%, 02/01/2032	500	521

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Nebraska Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Utilities – 19.1%
Alliance Electrical Systems, Callable 06/15/2008 @ 100 (AMBAC) 5.000%, 12/15/2014	$260	$267
5.100%, 12/15/2015	460	473
Cuming County Public Power District, Pre-refunded 05/15/2006 @ 100 5.600%, 05/15/2021 (a)	250	250
Elkhorn Rural Public Power District Electrical Systems, Callable 03/01/2015 @ 100 (AMBAC) 4.750%, 09/01/2025	600	618
Grand Island Electrical Systems, Callable 06/27/2011 @ 100 (MBIA) 5.125%, 08/15/2016	750	791
Hastings Electrical Systems, Callable 05/01/2011 @ 100 (FSA) 5.000%, 01/01/2015	1,000	1,047
5.000%, 01/01/2016	750	786
Lincoln Electrical Systems, Callable 09/01/2011 @ 100 5.000%, 09/01/2015	500	525
Lincoln Electrical Systems, Callable 09/01/2012 @ 100 5.000%, 09/01/2015	500	528
Lincoln Electrical Systems, Callable 09/01/2013 @ 100 5.000%, 09/01/2026	250	259
Omaha Metropolitan Utilities, Water Revenue, Series A, Callable 12/01/2016 @ 100 4.250%, 12/01/2021	1,000	975
Omaha Public Power District, Nebraska City, Series A, Callable 12/01/2015 @ 100 (AMBAC) 4.400%, 02/01/2023 260 257 4.550%, 02/01/2026	750	750
Omaha Public Power Electrical Systems, Escrowed to Maturity 6.200%, 02/01/2017 (b)	210	241
		7,767
Total Revenue Bonds		29,425
General Obligations – 24.8%
Dawson County School District #20, Gothenburg Public Schools, Pre-refunded 06/15/2006 @ 102 (MBIA) 5.100%, 12/15/2016 (a)	365	374
Douglas County School District #10, Elkhorn Public Schools, Callable 01/10/2011 @ 100 4.500%, 07/15/2026	500	499
Douglas County School District #17, Millard Public Schools, Series A, Callable 05/15/2010 @ 100 (FSA) 4.500%, 06/15/2025	750	740
Douglas County School District #54, Ralston Public Schools, Callable 08/15/2011 @ 100 (FSA) 5.000%, 12/15/2016	845	887
Hall County, Callable 03/15/2011 @ 100 (MBIA) 4.250%, 12/15/2026	500	476
Hayes County School District #79, Callable 11/15/2010 @ 100 4.550%, 11/15/2022	170	169
4.600%, 11/15/2023	180	179

Nebraska Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
La Vista, Callable 12/15/2010 @ 100 4.800%, 12/15/2026	$345	$345
La Vista, Off-Street Parking, Callable 04/15/2011 @ 100 4.700%, 04/15/2025 (c)	500	490
Lancaster County School District #1, Lincoln Public Schools, Callable 01/15/2011 @ 100 5.250%, 07/15/2019	220	232
Lancaster County School District #1, Lincoln Public Schools, Callable 07/15/2012 @ 100 5.000%, 01/15/2017	750	788
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 08/18/2014 @ 100 5.000%, 12/01/2022	900	944
Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 04/15/2015 @ 100 4.500%, 10/15/2026	750	737
Metropolitan Community College Facilities, Limited Tax Building, South Omaha Project, Callable 03/01/2014 @ 100 (AMBAC) 4.500%, 03/01/2021	700	706
Omaha, Series A, Escrowed to Maturity 6.500%, 12/01/2018 (b)	825	1,018
Omaha-Douglas Public Building, Callable 05/01/2011 @ 100 4.900%, 05/01/2016	500	521
5.100%, 05/01/2020	300	314
Saunders County, Callable 01/10/2011 @ 100 (FSA) 5.000%, 11/01/2030	650	665
Total General Obligations		10,084
Certificates of Participation – 3.2%
Western Nebraska Community College, Callable 10/15/2007 @ 100 (MLO) 4.700%, 10/15/2010	295	298
4.800%, 10/15/2011	195	197
4.900%, 10/15/2012	250	253
5.000%, 10/15/2013	300	304
5.100%, 10/15/2014	250	253
Total Certificates of Participation		1,305
Total Municipal Bonds (Cost $39,791)		40,814
Short-Term Investment – 0.7%
First American Tax Free Obligations Fund, Class Z (d) (Cost $262)	261,579	262
Total Investments – 101.1% (Cost $40,053)		41,076
Other Assets and Liabilities, Net – (1.1)%		(438)
Total Net Assets – 100.0%		$40,638

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments puchased on a when-issued basis was $495,432 or 1.2% of total net assets. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Nebraska Tax Free Fund (concluded)

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $1,715,671, which represents 4.2% of total net assets.

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

Ohio Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.6%
Revenue Bonds – 50.4%
Continuing Care Retirement Communities – 4.1%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/2012 @ 100 (RAAI) 5.125%, 07/01/2022	$500	$516
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/2015 @ 100 5.000%, 07/01/2026	800	805
Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A, Callable 05/15/2010 @ 100 6.000%, 05/15/2024	400	406
		1,727
Economic Development – 0.6%
Summit County Port Authority Board Funding Program, Garfield Heights Project, Series A, Callable 05/15/2014 @ 102 5.250%, 05/15/2023	250	253
Education – 15.0%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy, Callable 10/01/2016 @ 100 5.000%, 10/01/2025	250	256
Ohio State Higher Educational Facilities, Baldwin-Wallace College Project 5.000%, 12/01/2013	750	774
Ohio State Higher Educational Facilities, College of Wooster Project, Callable 09/01/2015 @ 100 5.000%, 09/01/2020	400	414
Ohio State Higher Educational Facilities, Ohio Northern University Project, Callable 05/01/2015 @ 100 5.000%, 05/01/2026	1,000	1,036
Ohio State Higher Educational Facilities, Wittenburg University Project, Callable 12/01/2015 @ 100 5.000%, 12/01/2024	505	510
Ohio State Higher Educational Facilities, Xavier University Project, Callable 05/01/2013 @ 100 (FGIC) 5.250%, 05/01/2016	1,000	1,069
Ohio State University (VRDO) 3.130%, 12/01/2027 (a)	100	100
Ohio State University, Series B, Callable 06/01/2013 @ 100 5.250%, 06/01/2016	1,000	1,076
University of Cincinnati, Series A, Callable 06/01/2011 @ 101 (FGIC) 5.500%, 06/01/2014	1,000	1,081
		6,316
Healthcare – 7.8%
Akron, Bath, Copley Joint Township Hospital Facilities, Summa Health Services, Series A, Callable 11/15/2014 @ 100 (RAAI) 5.250%, 11/15/2016	800	849

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Ohio Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Erie County Hospital Facilities, Firelands Regional Medical Center, Series A, Callable 08/15/2012 @ 101 5.500%, 08/15/2022	$500	$523
Fairfield County Hospital Facilities, Fairfield Medical Center, Callable 06/15/2012 @ 100 (RAAI) 5.000%, 06/15/2022	500	511
Hamilton County Hospital Facilities, Children's Medical Center, Series F (FGIC) 5.200%, 05/15/2009	1,000	1,030
Lorain County Hospital, Catholic Healthcare, Callable 10/01/2012 @ 100 5.500%, 10/01/2017	350	372
		3,285
Lease Revenue – 7.0%
Cleveland-Cuyahoga County Port Authority, Rita Project, Callable 11/15/2014 @ 100 (MLO) (RAAI) 5.000%, 11/15/2019	750	778
Ohio State Building Authority, State Facility, Administration Building Fund, Series A, Callable 04/01/2012 @ 100 (FSA) (MLO) 5.500%, 04/01/2016	1,000	1,080
Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A, Callable 06/01/2014 @ 100 (MLO) 5.250%, 12/01/2017	1,000	1,070
		2,928
Miscellaneous – 4.9%
Cleveland-Cuyahoga County Port Authority, Euclid/93rd Garage Office (LOC: Fifth Third Bank) (VRDO) 3.220%, 01/01/2034 (a)	1,075	1,075
Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B 4.500%, 12/01/2015	1,000	1,006
		2,081
Revolving Funds – 5.0%
Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/2006 @ 101 (AMBAC) 5.800%, 12/01/2011 (b)	1,000	1,020
Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/2012 @ 100 5.050%, 12/01/2021 (c)	1,000	1,066
		2,086
Tax Revenue – 1.0%
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/2013 @ 102 5.250%, 12/01/2023	400	413
Utilities – 5.0%
Hamilton Electric Systems, Series A, Callable 10/15/2015 @ 101 4.300%, 10/15/2016	1,000	1,005
Montgomery County Water, Greater Moraine Beaver, Callable 11/15/2012 @ 100 (AMBAC) 5.375%, 11/15/2016	1,000	1,078
		2,083
Total Revenue Bonds		21,172

Ohio Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
General Obligations – 44.0%
Cincinnati, Callable 12/01/2011 @ 100 5.000%, 12/01/2016	$1,000	$1,051
5.000%, 12/01/2017	1,000	1,049
Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC) 5.000%, 12/01/2011	1,000	1,061
Dublin, Refunding & Improvement, Series A, Callable 12/01/2009 @ 101 5.250%, 12/01/2014	1,000	1,059
Greater Cleveland Regional Transportation Authority, Pre-refunded 12/01/2006 @ 101 (FGIC) 5.650%, 12/01/2016 (c)	500	512
Ohio State Common Schools, Series A, Callable 03/15/2012 @ 101 (FGIC) 5.125%, 09/15/2022	1,750	1,840
Ohio State Higher Education, Series A, Callable 02/01/2011 @ 100 5.000%, 02/01/2019	1,000	1,041
Ohio State Higher Education, Series A, Callable 02/01/2012 @ 100 5.000%, 08/01/2022	1,000	1,042
Ohio State Higher Education, Series B, Callable 11/01/2011 @ 100 5.000%, 11/01/2015	1,000	1,050
Ohio State Higher Educational Facilities, John Carroll University Project, Callable 04/01/2016 @ 100 5.000%, 04/01/2019	1,000	1,048
Ohio State Infrastructure Improvement, Series A 5.500%, 02/01/2020	1,000	1,135
Ohio State Parks & Recreational Facilities, Series II-A, Callable 02/01/2015 @ 100 5.250%, 02/01/2020	1,000	1,075
Revere Local School District (FSA) 5.000%, 12/01/2012	1,150	1,225
Solon, Callable 12/01/2012 @ 100 5.000%, 12/01/2021	1,000	1,042
Springfield City School District, Callable 12/01/2011 @ 102 (FGIC) 5.200%, 12/01/2023	1,000	1,066
Summit County, Series R (FGIC) 5.500%, 12/01/2021	1,000	1,141
Toledo City School District, School Facilities Improvement, Callable 12/01/2013 @ 100 (FSA) 5.000%, 12/01/2014	1,000	1,064
Total General Obligations		18,501
Certificate of Participation – 3.2%
Midview Local School District, School Buildings Facilities Project, Callable 05/01/2013 @ 100 (MLO) 5.250%, 11/01/2017	1,270	1,340
Total Municipal Bonds (Cost $40,197)		41,013
Short-Term Investment – 1.1%
Federated Ohio Municipal Cash Trust (Cost $447)	446,575	447
Total Investments – 98.7% (Cost $40,644)		41,460
Other Assets and Liabilities, Net – 1.3%		550
Total Net Assets – 100.0%		$42,010

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Ohio Tax Free Fund (concluded)

(a)  Variable Rate Security – The rate shown is in effect as of March 31, 2006.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Corporation

FSA – Financial Security Assurance

LOC – Letter Of Credit

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest is based based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

Oregon Intermediate Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.0%
Revenue Bonds – 32.2%
Continuing Care Retirement Communities – 2.3%
Clackamas County Hospital Facilities Authority, Mary's Woods, Series A, Pre-refunded 05/15/2009 @ 102 6.125%, 05/15/2013 (a)	$1,000	$1,086
Clackamas County Hospital Facilities Authority, Robison Jewish Home, Callable 10/01/2015 @ 100 5.125%, 10/01/2024	1,000	995
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes, Callable until 05/14/2006 @ 104 8.000%, 11/15/2026	895	920
		3,001
Economic Development – 1.2%
Port Morrow, Callable until 05/31/2015 @ 100 6.250%, 06/01/2015	1,500	1,501
Education – 5.8%
Forest Grove Campus Improvement, Pacific University Project, Series A, Callable 05/01/2015 @ 100 (RAAI) 5.000%, 05/01/2022	3,130	3,229
Multnomah County Educational Facilities, University of Portland, Callable 04/01/2007 @ 102 (AMBAC) 5.700%, 04/01/2015	1,000	1,049
Oregon State Facilities Authority, Linfield College Project, Series A, Callable 10/01/2015 @ 100 5.000%, 10/01/2025	1,000	1,024
Oregon State Health, Housing, Educational & Cultural Facilities Authority, Reed College, Series A, Callable 07/01/2006 @ 102 5.375%, 07/01/2015	2,000	2,045
		7,347
Healthcare – 5.2%
Clackamas County Hospital Facilities Authority, Legacy Health Systems, Callable 08/15/2009 @ 101 5.250%, 02/15/2011	2,000	2,099
5.375%, 02/15/2012	1,000	1,043
Medford Hospital Facilities Authority, Asante Health Systems, Series A, Callable 08/15/2008 @ 101 (MBIA) 5.250%, 08/15/2011	325	338
5.375%, 08/15/2012	320	333
Multnomah County Hospital Facilities Authority, Providence Health Systems, Callable 10/01/2014 @ 100 5.250%, 10/01/2022	1,000	1,062
Salem Hospital Facilities Authority, Callable 08/15/2008 @ 101 5.250%, 08/15/2014	1,000	1,031
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A 5.000%, 03/01/2012	690	723
		6,629

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Housing – 0.5%
Oregon State Housing & Community Services, Series A, Callable until 06/30/2006 @ 101 6.400%, 07/01/2018	$245	$246
Oregon State Housing & Community Services, Series A, Callable 07/01/2006 @ 102 6.000%, 07/01/2016	5	5
Oregon State Housing & Community Services, Series E, Callable 01/01/2010 @ 100 (FHA) 5.750%, 07/01/2013	375	376
		627
Recreational Facility Authority – 0.8%
Portland Urban Renewal & Redevelopment, Convention Center, Series A, Callable 06/15/2010 @ 101 (AMBAC) 5.750%, 06/15/2015	1,000	1,082
Tax Revenue – 2.1%
Medford Urban Renewal Agency, Callable 01/01/2013 @ 101 4.500%, 06/01/2013	1,010	1,035
Oregon State Department of Administrative Services Lottery, Series A, Callable 04/01/2010 @ 100 (FSA) 5.000%, 04/01/2012	1,050	1,094
Tri-County Metropolitan Transportation District, Series 1 (MGT) 4.900%, 06/01/2009	500	515
		2,644
Transportation – 6.4%
Oregon State Department of Transportation, Highway User Tax, Series A, Callable 11/15/2014 @ 100 5.000%, 11/15/2024	1,325	1,387
Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100 5.125%, 11/15/2014 (a)	2,260	2,396
Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/2012 @ 100 5.500%, 11/15/2016 (a)	1,000	1,095
Port Portland Airport, Series 12-A, Callable 01/01/2009 @ 101 (FGIC) 5.250%, 07/01/2011	1,165	1,217
5.250%, 07/01/2012	2,000	2,082
		8,177
Utilities – 7.9%
Eugene Electric Utilities, Callable 08/01/2006 @ 100 (FSA) 5.375%, 08/01/2011	1,195	1,202
Eugene Electric Utilities, Callable 08/01/2007 @ 100 (FSA) 5.000%, 08/01/2011	1,305	1,326
Eugene Electric Utilities, Callable 08/01/2008 @ 100 (FSA) 4.800%, 08/01/2013	690	704
Port of St. Helens Pollution Control, Portland General Electric 4.800%, 04/01/2010	2,450	2,467
4.800%, 06/01/2010	400	403

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Washington County Clean Water Services (MBIA) 5.000%, 10/01/2014	$1,000	$1,071
Washington County Clean Water Services, Callable 10/01/2011 @ 100 (FGIC) 5.125%, 10/01/2014	1,790	1,891
Washington County Unified Sewer Agency, Series 1 (FGIC) 5.750%, 10/01/2008	1,000	1,050
		10,114
Total Revenue Bonds		41,122
General Obligations – 60.8%
Chemeketa Community College District, Escrowed to Maturity (FGIC) 5.500%, 06/01/2013 (b)	2,170	2,385
Clackamas & Washington Counties School District #3, Linn-Wilsonville District, Series A, Zero Coupon Bond (FGIC) 4.415%, 06/15/2015 (c)	1,270	853
Clackamas County School District #7, Lake Oswego, Pre-refunded 06/01/2011 @ 100 5.500%, 06/01/2012 (a)	1,240	1,341
Clackamas County School District #7J, Lake Oswego (FSA) 5.250%, 06/01/2017	2,000	2,190
5.250%, 06/01/2025	200	224
Clackamas County School District #86, Canby, Callable 06/15/2015 @ 100 (FSA) 5.000%, 06/15/2024	1,500	1,576
Clackamas County School District #86, Canby, Callable 06/15/2015 @ 100 (FSA) (SBG) 5.000%, 06/15/2018	1,000	1,062
5.000%, 06/15/2021	1,305	1,377
Clackamas County School District #86, Canby, Pre-refunded 06/15/2010 @ 100 (SBG) 5.500%, 06/15/2015 (a)	1,835	1,962
Columbia County School District #502, Zero Coupon Bond (FGIC) 3.900%, 06/01/2012 (c)	1,530	1,198
5.000%, 06/01/2016 (c)	1,000	643
Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/2011 @ 100 5.500%, 06/15/2014 (a)	1,725	1,867
Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG) 5.000%, 06/15/2013	1,250	1,332
Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG) 5.090%, 06/15/2021 (c)	1,000	496
Deschutes County, Callable 12/01/2012 @ 100 (FSA) 5.000%, 12/01/2014	1,755	1,859
Eugene Public Safety Facilities, Pre-refunded 06/01/2006 @ 100 (FGIC) 5.700%, 06/01/2016 (a)	1,295	1,300
Hood River County School District, Callable 06/15/2011 @ 100 (SBG) 5.250%, 06/15/2016	1,030	1,094
Jackson County School District #6, Central Point, Callable 06/15/2014 @ 100 (FSA) (SBG) 5.250%, 06/15/2016	1,140	1,234
Jackson County School District #549, Medford (SBG) 5.000%, 06/15/2012	2,000	2,122

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Josephine County Unitary School District Three Rivers (FGIC) (SBG) 5.000%, 12/15/2017	$1,000	$1,071
Lake Oswego (MBIA) 5.250%, 06/01/2013	1,035	1,119
Lane & Douglas Counties School District #97-J (FGIC) (SBG) 5.375%, 06/15/2016	1,235	1,360
Lane County School District #4, Eugene (FGIC) 5.000%, 07/01/2011	1,785	1,889
Lane County School District #40, Creswell, Callable 06/15/2010 @ 100 (SBG) 5.000%, 06/15/2011	1,120	1,172
Lane County School District #52, Bethel, Pre-refunded 06/15/2010 @ 100 (SBG) 5.350%, 06/15/2011 (a)	1,285	1,367
Linn County Community School District, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG) 5.550%, 06/15/2021 (a)	1,000	1,104
McMinnville School District #40 (FSA) 5.500%, 06/15/2012	620	676
5.500%, 06/15/2013	1,000	1,094
Metro, Callable 09/01/2010 @ 102 5.250%, 09/01/2014	1,000	1,074
Morrow County School District #1 (FSA) (SBG) 5.000%, 06/15/2014	605	645
Multnomah County, Series A, Pre-refunded 04/01/2010 @ 100 5.000%, 04/01/2011 (a)	1,000	1,048
5.125%, 04/01/2013 (a)	2,445	2,573
Multnomah County School District #7, Reynolds, Callable 06/01/2010 @ 100 (MBIA) 5.000%, 06/01/2021	1,545	1,605
Multnomah County School District #7, Reynolds, Pre-refunded 06/15/2011 @ 100 (SBG) 5.625%, 06/15/2015 (a)	1,000	1,088
Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/2011 @ 100 (FSA) (SBG) 5.500%, 06/15/2013 (a)	1,780	1,926
Multnomah-Clackamas County School District #10JT, Gresham-Barlow (FSA) (SBG) 5.250%, 06/15/2017	1,000	1,095
Multnomah-Clackamas County School District #28-302, Centennial, Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG) 5.500%, 06/15/2014 (a)	1,500	1,623
Oregon State Board of Higher Education, Series D, Callable 08/01/2014 @ 100 5.000%, 08/01/2020	1,000	1,049
Oregon State Pollution Control, Series A, Callable 11/01/2007 @ 100 4.875%, 11/01/2011	455	462
Portland Community College Services, Pre-refunded 06/01/2011 @ 100 5.375%, 06/01/2015 (a)	1,375	1,479
Portland Emergency Facilities, Series A, Callable 06/01/2009 @ 100 5.000%, 06/01/2012	1,060	1,098
Puerto Rico Public Buildings Authority, Series J, Callable 07/01/2012 @ 100 (AMBAC) (COMGTY) 5.000%, 07/01/2036	1,000	1,058

Oregon Intermediate Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Rogue Community College District, Callable 06/15/2015 @ 100 (MBIA) (SBG) 5.000%, 06/15/2022	$1,000	$1,053
Salem-Keizer School District #24-J, Callable 06/01/2008 @ 100 (FSA) 5.100%, 06/01/2012	2,000	2,055
Salem-Keizer School District #24-J, Pre-refunded 06/01/2009 @ 100 (SBG) 5.250%, 06/01/2012 (a)	1,000	1,047
Tri-County Metropolitan Transportation District, Light Rail Extension, Series A, Callable 07/01/2009 @ 101 5.250%, 07/01/2012	1,000	1,053
Tualatin Hills Park & Recreation District (FGIC) 5.750%, 03/01/2013	870	966
Umatilla County School District #016-R, Pendleton (FGIC) 5.250%, 07/01/2014	1,540	1,674
Wasco County School District #12 5.500%, 06/15/2014	1,080	1,192
Washington, Multnomah & Yamill Counties School District #1-J 5.000%, 11/01/2014	1,000	1,071
Washington, Multnomah & Yamill Counties School District #1-J, Pre-refunded 06/01/2009 @ 100 5.250%, 06/01/2012 (a)	1,185	1,240
Washington & Clackamas Counties School District #23-J, Tigard (FGIC) 5.250%, 06/01/2011	1,335	1,427
5.500%, 06/01/2013	1,000	1,097
Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond 5.820%, 06/15/2014 (c)	1,030	729
Washington County, Callable 06/01/2016 @ 102 5.000%, 06/01/2022	2,000	2,131
Washington County School District #48-J, Beaverton, Series A, Callable 12/01/2014 @ 100 (FSA) 5.000%, 06/01/2016	1,500	1,598
Wilsonville, Callable 06/01/2008 @ 100 5.000%, 12/01/2010	255	255
Yamhill County School District #29-J, Newberg (FGIC)(SBG) 5.250%, 06/15/2015	2,010	2,194
5.250%, 06/15/2016	1,835	2,001
Total General Obligations		77,573
Certificates of Participation – 5.0%
Multnomah County, Callable 08/01/2008 @ 101 (MLO) 4.750%, 08/01/2011	1,685	1,732
Oregon State Department of Administrative Services, Series A, Callable 05/01/2009 @ 101 (AMBAC) (MLO) 5.000%, 05/01/2014	1,240	1,292
Oregon State Department of Administrative Services, Series A, Callable 05/01/2013 @ 100 (FSA) (MLO) 5.000%, 05/01/2014	1,200	1,267
Oregon State Department of Administrative Services, Series B, Callable 11/01/2007 @ 101 (AMBAC) (MLO) 5.000%, 11/01/2011	315	324

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Oregon Intermediate Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Oregon State Department of Administrative Services, Series B, Callable 05/01/2014 @ 100 (FSA) (MLO) 5.000%, 05/01/2018	$1,680	$1,762
Total Certificates of Participation		6,377
Total Municipal Bonds (Cost $122,380)		125,072
Short-Term Investment – 0.6%
First American Tax Free Obligations Fund, Class Z (d) (Cost $727)	726,577	727
Total Investments – 98.6% (Cost $123,107)		125,799
Other Assets and Liabilities, Net – 1.4%		1,779
Total Net Assets – 100.0%		$127,578

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(c)  The rate shown is the effective yield at the time of purchase.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AMBAC – American Municipal Bond Assurance Corporation

COMGTY – Commonwealth Guaranty

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FSA – Financial Security Assurance

MBIA – Municipal Bond Insurance Association

MGT – Morgan Guaranty Trust

MLO – Municipal Lease Obligation

RAAI – Radian Asset Assurance Inc.

SBG – School Board Guaranty

Short Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 98.8%
Alabama – 2.9%
Revenue Bonds – 1.9%
Foley Utilities Board, Escrowed to Maturity, Callable 09/01/2006 @ 100 6.000%, 03/01/2007 (a)	$1,500	$1,533
Jefferson County Limited Obligation School Warrant, Series A 5.000%, 01/01/2008	3,500	3,572
		5,105
General Obligations – 1.0%
Homewood Warrant, Sewer 7, Escrowed to Maturity, Callable until 02/28/2007 @ 100 6.125%, 03/01/2007 (a)	1,340	1,371
Mobile Warrant, Escrowed to Maturity, Callable until 12/14/2007 @ 100 6.200%, 02/15/2007 (a)	1,280	1,308
		2,679
Arizona – 5.3%
Revenue Bonds – 5.3%
Arizona Health Facilities Authority, Community Behavioral Health Property (VRDO) 3.190%, 08/01/2025 (b)	1,065	1,065
Glendale Industrial Development Authority 4.250%, 05/15/2008	1,240	1,248
Maricopa County Hospital, Sun Health Corporation 5.000%, 04/01/2011	3,815	3,936
Salt River Project, Agricultural Improvement & Power District 5.000%, 12/01/2009	5,500	5,730
Tempe Industrial Development Authority, Series A 4.500%, 12/01/2006	1,000	999
University Medical Center 5.000%, 07/01/2007	300	304
5.000%, 07/01/2008	700	714
5.000%, 07/01/2009	500	513
		14,509
California – 3.4%
Revenue Bonds – 0.6%
California Statewide Community Development Authority, Daughters of Charity Health 5.000%, 07/01/2009	500	514
Contra Costa Transportation Authority, Series A, Escrowed to Maturity, Callable until 02/28/2007 @ 100 6.875%, 03/01/2007 (a)	1,070	1,103
		1,617
General Obligation – 2.8%
California State (MBIA) (IBC) 5.250%, 02/01/2011	7,045	7,536
		9,153
Colorado – 2.7%
Revenue Bonds – 2.7%
Colorado Health Facilities Authority, Covenant Retirement Communities 4.500%, 12/01/2009	500	504

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Colorado Health Facilities Authority, Evangelical Lutheran 5.000%, 06/01/2010	$435	$449
Colorado Health Facilities Authority, Vail Valley Medical Center Project 4.000%, 01/15/2007	500	500
Colorado Housing, Financial & Economic Development Authority, Gressman Enterprises Project (LOC: Wells Fargo Bank) (AMT) (VRDO) 3.290%, 09/01/2025 (b)	900	900
Denver City & County Airport, Series E (AMT) (XLCA) 5.000%, 11/15/2007	5,000	5,097
		7,450
Florida – 1.0%
Revenue Bond – 1.0%
Highlands County Health Facilities Authority, The Adventist Health System, Series B 3.750%, 11/15/2006	2,605	2,607
Georgia – 0.8%
Revenue Bond – 0.8%
Cartersville Development Authority, Sewer Facilities, Anheuser Busch (AMT) 5.625%, 05/01/2009	2,075	2,171
Idaho – 0.1%
Revenue Bond – 0.1%
Idaho Falls, Escrowed to Maturity 10.250%, 04/01/2006 (a)	375	375
Illinois – 8.1%
Revenue Bonds – 5.9%
Chicago O'Hare International Airport, 2nd Lien, Passenger Facilities, Series C (MBIA) 5.750%, 01/01/2009	1,000	1,051
Chicago Sales Tax Revenue 5.000%, 01/01/2011	3,165	3,328
Illinois Development Finance Authority, People's Gas, Light & Coke, Series B, Mandatory Put 02/01/2008 @ 100 (AMBAC) 3.050%, 02/01/2033	3,000	2,955
Illinois Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/2008 @ 100 3.100%, 03/01/2034	2,000	1,968
Illinois Finance Authority, Clare at Watertower Project, Series A 5.100%, 05/15/2011	1,000	993
Illinois Finance Authority, DePaul University, Series A 5.000%, 10/01/2007	1,000	1,019
5.000%, 10/01/2009	2,355	2,445
Illinois Finance Authority, Landing at Plymouth Project, Series A 5.000%, 05/15/2011	500	499
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI) 3.375%, 12/01/2006	695	693
Illinois Health Facilities Authority, University of Chicago, Hospital & Health (MBIA) 5.000%, 08/15/2007	1,000	1,018

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Illinois State Toll Highway Authority, Pre-refunded 07/01/2006 @ 100, Callable until 12/31/2009 @ 100 6.750%, 01/01/2010 (c)	$10	$10
		15,979
General Obligations – 2.2%
Champaign County Community Unit School District #4, Partially Escrowed to Maturity 8.300%, 01/01/2007 (a)	1,120	1,158
Chicago, Various Neighborhoods Alive 21-B (MBIA) (SPA: Lloyds TSB Bank) (VRDO) 3.170%, 01/01/2037 (b)	800	800
Cook County High School District #209, Proviso Township, Convertible CABs, (FSA) 0.000% through 12/01/2007, thereafter 4.000%, 12/01/2008	1,485	1,401
Lake County School District #112, Highland Park 9.000%, 12/01/2006	1,655	1,712
9.000%, 12/01/2007	1,000	1,083
		6,154
		22,133
Indiana – 3.6%
Revenue Bonds – 3.2%
Indiana Health Facility Financing Authority, Ascension Health Credit 5.000%, 05/01/2009	7,000	7,237
New Albany & Floyd County School Building (FSA) (MLO) 5.000%, 01/15/2010	1,310	1,367
		8,604
General Obligation – 0.4%
Gary Sanitation District, Special Tax District (RAAI) 3.500%, 02/01/2007	1,105	1,103
		9,707
Iowa – 0.4%
Revenue Bonds – 0.4%
Iowa Finance Authority, Diocese of Sioux City (LOC: Wells Fargo Bank) (VRDO) 3.190%, 03/01/2019 (b)	655	655
Scott County, Ridgecrest Village 4.000%, 11/15/2006	500	498
		1,153
Kansas – 0.5%
Revenue Bond – 0.5%
Augusta Electric Generating & Distribution System, Escrowed to Maturity, Callable 05/15/2006 @ 100 6.700%, 11/15/2007 (a)	1,440	1,471
Kentucky – 0.2%
Revenue Bonds – 0.2%
Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/2007 @ 100 6.125%, 07/01/2007 (a)	225	229
Owensboro Electric, Light & Power, Escrowed to Maturity, Callable 07/01/2006 @ 100 6.850%, 01/01/2008 (a)	305	315
		544

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Louisiana – 4.2%
Revenue Bonds – 1.1%
Louisiana State Health & Education Authority, Lambeth House Project, Pre-refunded 10/01/2006 @ 102 9.000%, 10/01/2026 (c)	$1,000	$1,046
Tangipahoa Parish Hospital District #1, North Oaks Medical Center Project 5.000%, 02/01/2011	2,035	2,078
		3,124
General Obligation – 3.1%
Louisiana State, Series A 5.000%, 08/01/2009	8,000	8,320
		11,444
Massachusetts – 0.7%
General Obligation – 0.7%
Massachusetts State, Series A (FSA) 5.250%, 01/01/2009	1,760	1,832
Michigan – 3.6%
Revenue Bonds – 3.6%
Detroit Water Supply Systems, Series D (MBIA) (SPA: Bank One) (VRDO) 3.170%, 07/01/2033 (b)	1,000	1,000
Green Lake Economic Development, Interlochen Center Project (LOC: Bank One) (VRDO) 3.150%, 06/01/2034 (b)	3,500	3,500
Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity, Callable until 04/30/2009 @ 100 7.125%, 05/01/2009 (a)	320	335
Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group 5.000%, 05/15/2010	1,205	1,239
5.000%, 05/15/2011	1,000	1,030
Michigan State Hospital Finance Authority, Oakwood Obligated Group 5.000%, 11/01/2006	1,000	1,007
Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/2006 @ 100 3.800%, 06/01/2014	1,800	1,800
		9,911
Minnesota – 9.6%
Revenue Bonds – 8.0%
Burnsville YMCA Project (LOC: Wells Fargo Bank) (VRDO) 3.140%, 08/01/2016 (b)	3,975	3,975
Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/2006 @ 102.50, Mandatory Put 02/15/2009 @ 100 (AMT) (FNMA) 3.050%, 06/15/2034	2,000	1,948
Mendota Heights, Multifamily Housing Mortgage (LOC: Wells Fargo Bank) (VRDO) 3.140%, 11/01/2031 (b)	1,125	1,125
Minneapolis Children's Theatre Project (LOC: Wells Fargo Bank) (VRDO) 3.140%, 10/01/2033 (b)	2,000	2,000
Minneapolis Healthcare System, Allina Health System, Series A 5.000%, 11/15/2006	1,895	1,910

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Minneapolis Healthcare System, Fairview Health Services, Series B (AMBAC) (SPA: Royal Bank of Canada) (VRDO) 3.180%, 11/15/2029 (b)	$400	$400
Minneapolis Multifamily Housing, Hedwigs Assisted Living Project (LOC: Wells Fargo Bank) (VRDO) 3.140%, 12/01/2027 (b)	385	385
Minneapolis Nursing Home, Catholic Eldercare Project (LOC: Wells Fargo Bank) (VRDO) 3.140%, 12/01/2027 (b)	1,245	1,245
Minnesota Municipal Power Agency 4.500%, 10/01/2010	1,000	1,022
Minnesota State Higher Education Facilities Authority, Bethel College, Series 5 (LOC: Allied Irish Bank) (VRDO) 3.260%, 06/01/2034 (b)	1,450	1,450
Minnesota State Higher Education Facilities Authority, Carleton College, Series 5-G (SPA: Wells Fargo Bank) (VRDO) 3.040%, 11/01/2029 (b)	950	950
Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/2008 @ 100 (LOC: Allied Irish Bank) 4.600%, 04/01/2028 (b)	1,200	1,215
Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N2 (LOC: Allied Irish Bank) (VRDO) 3.140%, 10/01/2032 (b)	2,400	2,400
Monticello, Big Lake Community Hospital District, Series C 4.250%, 12/01/2007	865	867
Northwestern Mutual Life Insurance Company Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston) 7.605%, 02/15/2009 (b)	19	19
St. Paul Housing & Redevelopment Authority, Cretin-Derham Project (LOC: Allied Irish Bank) (VRDO) 3.190%, 02/01/2026 (b)	300	300
St. Paul Port Authority Lease Revenue, Healtheast Midway Campus 5.000%, 05/01/2010	700	705
		21,916
General Obligations – 1.6%
Hennepin County, Series A (SPA: State Street Bank) 3.040%, 12/01/2025 (b)	820	820
Minneapolis Convention Center (SPA: Dexia Credit) (VRDO) 3.040%, 12/01/2018 (b)	1,000	1,000
Minneapolis Convention Center, Series A (SPA: Dexia Credit) 3.040%, 12/01/2014 (b)	935	935
Minneapolis Guthrie Parking Ramp, Callable until 11/30/2028 @ 100 (SPA: Dexia Credit) (VRDO) 3.040%, 12/01/2028 (b)	300	300
Minneapolis Library (SPA: Dexia Credit) 3.040%, 12/01/2032 (b)	1,200	1,200
		4,255
		26,171

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Mississippi – 1.1%
General Obligation – 1.1%
Mississippi State, Escrowed to Maturity 6.200%, 02/01/2008 (a)	$3,000	$3,114
Nebraska – 1.5%
Revenue Bonds – 1.5%
Douglas County Hospital Authority #002, Nebraska Medical Center (AGTY) 5.000%, 11/15/2007	1,000	1,017
5.000%, 11/15/2008	1,000	1,025
Nebraska Investment Finance Authority, Catholic Health Initiatives, Series A 5.500%, 12/01/2007	2,000	2,057
		4,099
Nevada – 2.1%
Revenue Bonds – 2.1%
Clark County Pollution Control, Series A, Mandatory Put 03/02/2009 @ 100 (AMT) 3.250%, 06/01/2031 (b)	3,000	2,906
Clark County Pollution Control, Series C, Mandatory Put 03/02/2009 @ 100 (AMT) 3.250%, 06/01/2031 (b)	3,000	2,906
		5,812
New Hampshire – 0.7%
Revenue Bond – 0.7%
New Hampshire Health & Education Facilities Authority, Dartmouth College (SPA: J.P. Morgan Chase Bank) (VRDO) 3.170%, 06/01/2023 (b)	1,900	1,900
New Jersey – 6.6%
Revenue Bonds – 6.1%
New Jersey Economic Development Authority, Arbor Glen Project, Series A, Pre-refunded 05/15/2006 @ 102 8.000%, 05/15/2012 (c)	1,820	1,865
New Jersey Economic Development Authority, Cigarette Tax 5.000%, 06/15/2007	2,000	2,024
New Jersey Economic Development Authority, School Facilities Construction, Series O 5.000%, 03/01/2009	3,000	3,106
New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A 5.000%, 07/01/2007	2,465	2,491
5.000%, 07/01/2008	1,585	1,611
New Jersey State Transportation System, Series C 5.000%, 06/15/2009	3,490	3,618
New Jersey State Turnpike Authority, Escrowed to Maturity 6.750%, 01/01/2009 (a)	1,895	1,921
		16,636
General Obligation – 0.5%
Bayonne 5.000%, 10/27/2006	1,500	1,504
		18,140
New Mexico – 0.7%
Revenue Bond – 0.7%
Gallup Pollution Control, Tri-state Generation (AMBAC) 5.000%, 08/15/2010	1,910	1,997

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
New York – 3.1%
Revenue Bonds – 3.1%
Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA) 5.000%, 01/01/2009	$1,175	$1,206
New York State Dormitory Authority, Rochester General Hospital 5.000%, 12/01/2010	1,970	2,055
New York Urban Developement, Correctional & Youth Facilities, Series A, Mandatory Put 01/01/2009 @ 100 (MLO) 5.250%, 01/01/2021	2,000	2,073
Port Authority of New York & New Jersey (AMT) 5.000%, 07/15/2007	3,125	3,177
		8,511
North Carolina – 1.0%
Revenue Bonds – 1.0%
North Carolina Medical Care Commission, Health Care Facilities, Series A 2.500%, 11/01/2007	1,000	979
University North Carolina Chapel Hill, University Hospital, Series A 5.000%, 02/01/2010	1,060	1,099
5.000%, 02/01/2011	500	522
		2,600
Ohio – 2.2%
Revenue Bonds – 2.2%
Allen County Economic Development, Young Men's Christian Association, Mandatory Put 04/14/2008 @ 100 3.000%, 04/15/2018 (b)	5,000	4,911
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project 3.000%, 12/01/2006	1,090	1,085
		5,996
Oklahoma – 0.4%
Revenue Bond – 0.4%
Ponca City Utility Authority, Escrowed to Maturity, Callable until 06/30/2008 @ 100 6.000%, 07/01/2008 (a)	1,110	1,167
Pennsylvania – 3.3%
Revenue Bonds – 2.7%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A 3.150%, 08/15/2006	400	398
3.450%, 08/15/2007	300	296
Hampden Township Sewer Authority, Escrowed to Maturity, Callable until 03/31/2007 @ 100 6.150%, 04/01/2007 (a)	865	880
Pennsylvania Higher Education Facilities Authority, University of Pennsylvania, Health Systems, Series B 5.000%, 08/15/2008	5,000	5,133
Ringgold School District Authority, Escrowed to Maturity, Callable until 01/14/2008 @ 100 6.700%, 01/15/2008 (a)	815	847
		7,554

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
General Obligation – 0.6%
Pittsburgh, Series A (MBIA) 5.000%, 09/01/2009	$1,515	$1,575
		9,129
Puerto Rico – 1.6%
General Obligation – 1.6%
Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/2008 @ 100 5.000%, 07/01/2018	4,250	4,329
Rhode Island – 0.8%
Revenue Bond – 0.8%
Rhode Island Housing & Mortgage Financial, Homeowner Opportunity, Series 50-C (AMT) 4.000%, 04/01/2008	2,070	2,074
South Carolina – 3.4%
Revenue Bonds – 3.4%
Charleston County Hospital Facilities, Carealliance Health Services, Series A 5.000%, 08/15/2007	700	710
Piedmont Municipal Power Agency, Subseries B-1 (MBIA) (SPA: J.P. Morgan Chase Bank) (VRDO) 3.150%, 01/01/2034 (b)	5,600	5,600
Piedmont Municipal Power Agency, Subseries B-3 (AMBAC) (VRDO) 3.150%, 01/01/2034 (b)	1,000	1,000
Richland-Lexington Columbia Apartments (AMT) (CIFG) 4.000%, 01/01/2007	670	672
4.000%, 01/01/2008	700	703
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C 4.500%, 08/01/2006	660	662
		9,347
South Dakota – 0.6%
Revenue Bond – 0.6%
Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/2007 @ 100, Callable 11/15/2007 @ 100 4.750%, 11/15/2033	1,675	1,678
Tennessee – 3.1%
Revenue Bonds – 3.1%
Sullivan County Health Educational & Housing Facilities, Wellmont Health Systems Project 4.500%, 09/01/2006	1,500	1,501
Tennergy Corporation, Escrowed to Maturity (MBIA) 5.000%, 06/01/2006 (a)	6,800	6,817
		8,318
Texas – 12.8%
Revenue Bonds – 9.8%
Brazos River Authority, Utilities Electric Company, Series B, Mandatory Put 06/19/2006 @ 100 (AMT) 5.050%, 06/01/2030	1,730	1,735
Brazos River Harbor Naval District, Brazoria County Environmental, Dow Chemical Project, Series A-3, Mandatory Put 05/15/2007 @ 100 (AMT) 4.950%, 05/15/2033	3,000	3,033

Short Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Brownsville Utility Systems, Series A (MBIA) (SPA: Bank of America) (VRDO) 3.160%, 09/01/2027 (b)	$5,975	$5,975
Dallas Fort Worth International Airport, Series A (AMT) 5.000%, 11/01/2007	1,500	1,525
Gulf Coast Waste Disposal Authority, Series C, Mandatory Put 05/01/2006 @ 100 (AMT) 3.200%, 05/01/2028	4,000	3,997
Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/2009 @ 100 4.900%, 02/15/2010	1,020	1,023
Jefferson County Health Facilities Development Authority, Baptist Hospitals (AMBAC) (FHA) 4.200%, 08/15/2007	1,450	1,459
North Central Texas Health Facility Development, Baylor Health Care Systems Project 5.500%, 05/15/2006	3,500	3,507
5.500%, 05/15/2007	1,000	1,018
Richardson Hospital Authority 4.000%, 12/01/2006	1,165	1,166
5.000%, 12/01/2007	1,230	1,247
Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity, Callable until 11/30/2008 @ 100 8.500%, 12/01/2008 (a)	520	556
Tyler Health Facilities Development, Mother Frances Hospital 5.000%, 07/01/2007	575	582
		26,823
General Obligations – 3.0%
Donna Independent School District 4.000%, 02/15/2011	1,505	1,519
Northside Independent School District, Series B, Mandatory Put 08/01/2006 @ 100 (PSFG) (SPA: Dexia Credit) 2.450%, 08/01/2033 (b)	6,600	6,564
		8,083
		34,906
Utah – 1.5%
Revenue Bonds – 1.5%
Jordanelle Special Services District, Tuhaye Project (LOC: Wells Fargo Bank) 3.190%, 09/01/2025 (b)	2,200	2,200
Utah State Board, University of Utah Hospital, Series A (MBIA) 5.000%, 08/01/2009	1,855	1,925
		4,125
Virginia – 1.6%
Revenue Bonds – 1.6%
Chesapeake Hospital Authority, Chesapeake General Hospital, Series A 5.000%, 07/01/2007	2,300	2,334
Virginia State Housing Development Authority (AMT) 3.600%, 01/01/2009	2,000	1,995
		4,329
Washington – 0.8%
Revenue Bond – 0.8%
Portland & Seattle Intermediate Lien, Series A 5.000%, 03/01/2010	2,000	2,090

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Short Tax Free Fund (concluded)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
West Virginia – 1.1%
Revenue Bond – 1.1%
Putnam County Pollution Control, Appalachian Power Company Project, Series E, Mandatory Put 11/01/2006 @ 100 2.800%, 05/01/2019 (b)	$3,000	$2,970
Wisconsin – 1.7%
Revenue Bonds – 1.7%
Wisconsin State Health & Educational Facilities Authority, Children's Hospital of Wisconsin, Series A 4.500%, 08/15/2008	1,500	1,525
Wisconsin State Health & Educational Facilities Authority, Froedert & Community Health, Series A 5.000%, 04/01/2010	1,000	1,039
Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran, Series A (FSA) 5.000%, 02/15/2008	1,000	1,024
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A 5.000%, 08/15/2007	1,000	1,016
		4,604
Total Municipal Bonds (Cost $272,011)		269,650
Short-Term Investment – 0.3%
First American Tax Free Obligations Fund, Class Z (d) (Cost $746)	746,016	746
Total Investments – 99.1% (Cost $272,757)		270,396
Other Assets and Liabilities, Net – 0.9%		2,488
Total Net Assets – 100.0%		$272,884

(a)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(b)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2006.

(c)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(d)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

AGTY – Assured Guaranty

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $36,044,698, which represents 13.2% of total net assets.

CIFG – CDC IXIS Financial Guaranty

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FHA – Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

IBC – Insured Bond Certificates

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

PSFG – Permanent School Fund Guarantee

RAAI – Radian Asset Assurance Inc.

SPA – Standby Purchase Agreement

VRDO – Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specific intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.

XLCA – XL Capital Assurance Inc.

Tax Free Fund

DESCRIPTION	PAR (000)	VALUE (000)
Municipal Bonds – 97.3%
Alabama – 0.8%
Revenue Bonds – 0.8%
Bessemer Water Revenue, Callable 07/01/2006 @ 102 (AMBAC) 5.750%, 07/01/2016	$2,500	$2,562
Camden Industrial Development Board, Weyerhauser Company, Series A, Callable 12/01/2013 @ 100 6.125%, 12/01/2024	1,000	1,103
Camden Industrial Development Board, Weyerhauser Company, Series B, Callable 12/01/2013 @ 100 (AMT) 6.375%, 12/01/2024	350	382
		4,047
Alaska – 1.7%
Revenue Bonds – 1.3%
Alaska Energy Authority, Bradley Lake, Third Series (FSA) 6.000%, 07/01/2010	1,000	1,085
6.000%, 07/01/2011	4,040	4,441
Alaska State Housing Finance Corporation, Series A, Callable 06/01/2007 @ 102 (MBIA) 5.900%, 12/01/2019	695	710
		6,236
General Obligation – 0.4%
Anchorage, Series B, Callable 07/01/2012 @ 100 (MBIA) 5.000%, 07/01/2022	2,000	2,084
		8,320
Arizona – 2.1%
Revenue Bonds – 2.1%
Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/2013 @ 101 7.500%, 11/15/2023	3,000	3,366
Arizona State Transportation Board, Pre-refunded 07/01/2009 @ 100 6.000%, 07/01/2012 (a)	3,830	4,100
Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A, Callable 02/20/2016 @ 100 (GNMA) 4.850%, 08/20/2026	1,760	1,758
Tempe Industrial Development Authority, Friendship Village Project, Series A 5.375%, 12/01/2013	1,300	1,301
		10,525
Arkansas – 0.3%
Revenue Bond – 0.3%
Washington County Arkansas Hospital, Regional Medical Center, Series B, Callable 02/01/2015 @ 100 5.000%, 02/01/2030	1,500	1,488
California – 9.7%
Revenue Bonds – 6.1%
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series B, Callable 07/01/2015 @ 101 (AMT) (AGTY) 5.000%, 07/01/2027	2,500	2,515

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
California Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management Incorporated Project, Series C, Callable 11/01/2015 @ 101 (AMT) 5.125%, 11/01/2023	$5,000	$5,144
California State Department of Water, Series A, Pre-refunded 05/01/2012 @ 101 5.375%, 05/01/2022 (a)	4,500	4,936
California State Public Works Board Mental Health-Coalinga, Series A, Callable 06/01/2014 @ 100 (MLO) 5.500%, 06/01/2019	3,000	3,276
California Statewide Communities Development Authority, Los Angeles Jewish Home, Callable 11/01/2013 @ 100 (CMI) 5.250%, 11/15/2023	4,000	4,186
Chula Vista Industrial Development, San Diego Gas & Electric, Series A, Callable 03/01/2014 @ 102 (AMT) 4.900%, 03/01/2023	2,500	2,531
Golden State Tobacco Securitization, Series B, Pre-refunded 06/01/2013 @ 100 5.500%, 06/01/2033 (a)	6,940	7,601
		30,189
General Obligations – 3.6%
California State, Callable 04/01/2009 @ 101 4.750%, 04/01/2022	500	504
California State, Callable 02/01/2013 @ 100 5.000%, 02/01/2021	5,500	5,686
California State, Callable 02/01/2014 @ 100 5.000%, 02/01/2033	2,000	2,047
California State, Callable 03/01/2016 @ 100 4.500%, 03/01/2030	10,000	9,658
		17,895
		48,084
Colorado – 4.2%
Revenue Bonds – 4.0%
Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT) 5.700%, 07/01/2018	1,590	1,691
Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/2011 @ 100 7.250%, 12/01/2021 (a)	1,500	1,753
Colorado State Health Facilities Authority, Convenant Retirement Communities, Series B, Callable 12/01/2012 @ 101 6.125%, 12/01/2033	1,150	1,232
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 10/01/2012 @ 100 5.900%, 10/01/2027	2,500	2,651
Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 06/01/2016 @ 100 5.000%, 06/01/2029	2,000	2,003
Colorado State Health Facilities Authority, Parkview Medical Center, Callable 09/01/2011 @ 100 6.500%, 09/01/2020	1,000	1,097

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/2012 @ 100 5.800%, 01/15/2027	$1,500	$1,567
E-470 Public Highway Authority, Capital Appreciation, Series B, Zero Coupon Bond (MBIA) 5.110%, 09/01/2026 (b)	5,385	2,036
La Junta Hospital, Arkansas Valley Medical Center Project, Callable 04/01/2009 @ 101 6.000%, 04/01/2019	1,000	1,042
Montrose Memorial Hospital, Callable 12/01/2013 @ 102 6.000%, 12/01/2028	1,000	1,058
6.000%, 12/01/2033	1,000	1,056
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC) 6.290%, 06/15/2029 (b)	10,000	2,632
		19,818
General Obligation – 0.2%
Antelope Water Systems General Improvement District, Callable 12/01/2015 @ 100 5.125%, 12/01/2035	1,000	999
		20,817
Florida – 2.6%
Revenue Bonds – 1.5%
Capital Trust Agency, Fort Lauderdale Project, Callable 01/01/2014 @ 101 (AMT) 5.750%, 01/01/2032	1,000	1,038
Florida State Department of Transportation, Alligator Alley, Callable 07/01/2007 @ 101 (FGIC) 5.125%, 07/01/2013	1,280	1,314
Palm Beach County, Park & Recreational Facilities, Pre-refunded 11/01/2006 @ 102 (FSA) 5.250%, 11/01/2016 (a)	5,000	5,144
		7,496
General Obligation – 1.1%
Florida State Department of Transportation, Right-of-Way, Callable 07/01/2006 @ 101 5.250%, 07/01/2017	5,525	5,600
		13,096
Georgia – 2.5%
Revenue Bonds – 2.5%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT) 5.125%, 03/01/2026	2,300	2,291
Fulton County Residential Care Facilities, Canterbury Court Project, Series A, Callable 02/15/2014 @ 101 6.125%, 02/15/2026	1,500	1,563
6.125%, 02/15/2034	2,500	2,563
Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Callable 05/15/2011 @ 100 5.500%, 05/15/2031	5,000	5,146
Georgia Municipal Electric Authority Power, Series BB (MBIA) 5.250%, 01/01/2025	1,000	1,109
		12,672

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Hawaii – 1.7%
General Obligation – 1.7%
Hawaii State, Series CN, Pre-refunded 03/01/2007 @ 102 (FGIC) 5.500%, 03/01/2014 (a)	$8,000	$8,295
Idaho – 0.4%
Certificates of Participation – 0.4%
Madison County Hospital, Callable 09/01/2016 @ 100 5.250%, 09/01/2026 (c)	1,000	1,019
5.250%, 09/01/2030 (c)	1,000	1,015
		2,034
Illinois – 11.0%
Revenue Bonds – 7.3%
Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC) 7.500%, 08/01/2010 (d)	990	1,072
Illinois Development Finance Authority, Adventist Health System, Pre-refunded 11/15/2009 @ 101 5.500%, 11/15/2029 (a)	5,000	5,341
Illinois Financial Authority, Clare At Water Tower Project, Series A, Callable 05/15/2016 @ 100 6.000%, 05/15/2025	2,350	2,362
Illinois Financial Authority, Friendship Village Schaumburg, Series A, Callable 02/15/2015 @ 100 5.375%, 02/15/2025	1,700	1,709
Illinois Financial Authority, Landing at Plymouth Place Project, Series A, Callable 05/15/2016 @ 100 6.000%, 05/15/2037	2,300	2,308
Illinois Health Facilities Authority, Condell Medical Center, Callable 05/12/2012 @ 100 5.500%, 05/15/2032	2,500	2,553
Illinois Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/2011 @ 101 5.875%, 12/01/2031	4,500	4,662
Illinois Health Facilities Authority, Covenant Retirement Communities, Series A, Callable 12/01/2012 @ 100 (RAAI) 5.500%, 12/01/2022	4,000	4,235
Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Callable 08/15/2011 @ 101 7.375%, 08/15/2031	3,000	3,259
Illinois State Development Finance Authority, Pollution Control Illinois Power Company Project, Series A, Pre-refunded 07/01/2006 @ 102 7.375%, 07/01/2021 (a)	500	514
Illinois State Development Finance Authority, Waste Management Project (AMT) 5.850%, 02/01/2007	1,000	1,016
Illinois State Educational Facilities Authority, Augustana College, Pre-refunded 10/01/2007 @ 100 (CLE) 5.875%, 10/01/2017 (a)	500	517
Illinois State Toll Highway Authority, Series A 6.300%, 01/01/2012	1,000	1,117

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Metropolitan Pier & Exposition Authority, McCormick Place, Illinois Dedicated State Tax, Convertible CABs, Class B, (MBIA) 0.000% through 06/15/2012, thereafter 5.650%, 06/15/2022	$5,000	$3,082
Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/2007 @ 100 (FGIC) 5.700%, 04/01/2016 (a)	1,000	1,019
Rock Island, Friendship Manor Project, Escrowed to Maturity 7.000%, 06/01/2006 (d)	260	260
Rockford Multifamily Housing, Rivers Edge Apartments, Series A, Callable 01/20/2008 @ 102 (AMT) (GNMA) 5.875%, 01/20/2038	1,215	1,245
		36,271
General Obligations – 3.7%
Cook County, Series A (MBIA) 6.250%, 11/15/2012	9,090	10,274
Cook County Community School District #97, Oak Park, Series B (FGIC) 9.000%, 12/01/2011	2,235	2,801
Illinois State, Callable 05/01/2006 @ 102 (MBIA) 5.750%, 05/01/2021	1,410	1,440
Illinois State, Callable 02/01/2007 @ 101 (FGIC) 5.250%, 02/01/2013	1,400	1,431
McHenry County Community Unit, School District #20 Woodstock, Series A, Pre-refunded 01/01/2008 @ 100 (FSA) 5.850%, 01/01/2016 (a)	560	581
St. Clair County, Callable 10/01/2009 @ 102 (FGIC) 6.000%, 10/01/2011	2,020	2,200
		18,727
		54,998
Indiana – 3.0%
Revenue Bonds – 3.0%
Indiana Health & Educational Facilities Hospital Financing Authority, Clarian Health Obligation Group, Series A, Callable 02/15/2016 @ 100 5.000%, 02/15/2039	700	699
Indiana State Municipal Power Agency, Power Supply, Series B (MBIA) 6.000%, 01/01/2011	1,000	1,093
6.000%, 01/01/2012	1,000	1,105
Indiana Transportation Finance Authority, Series A (AMBAC) 5.750%, 06/01/2012	3,185	3,506
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (AGTY) 5.100%, 01/15/2017	3,000	3,103
Portage Economic Development, Ameriplex Project, Callable 07/15/2016 @ 100 5.000%, 07/15/2023 (c)	1,000	990
5.000%, 01/15/2027 (c)	775	761
St. Joseph County Industries Hospital Authority, Madison Center Obligation Group Project, Callable 02/15/2015 @ 100 5.250%, 02/15/2028	3,500	3,482
		14,739

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Iowa – 1.2%
Revenue Bonds – 1.2%
Iowa Higher Education Loan Authority, Central College Project, Callable 10/01/2011 @ (RAAI) 5.500%, 10/01/2031	$1,500	$1,566
Iowa Higher Education Loan Authority, Private College Facility – Simpson College, Callable 12/01/2010 @ 102 5.100%, 12/01/2035	2,000	1,985
Iowa Higher Education Loan Authority, Wartburg College, Series A, Callable 10/01/2013 @ 100 5.100%, 10/01/2025	1,635	1,633
Muscatine Electric, Escrowed to Maturity, Callable until 12/31/2012 @ 100 6.700%, 01/01/2013 (d)	830	906
		6,090
Kansas – 0.4%
Revenue Bond – 0.4%
Olathe Senior Living Facility, Catholic Care Campus, Series A, Callable 11/15/2016 @ 100 6.000%, 11/15/2038	2,000	2,055
Louisiana – 1.4%
Revenue Bonds – 1.4%
Baton Rouge Sales & Use Tax, Public Improvements, Series A, Callable 08/01/2008 @ 101.50 (FGIC) 5.250%, 08/01/2015	2,030	2,119
Jefferson Parish, Drain Sales Tax (AMBAC) 5.000%, 11/01/2011	1,000	1,050
Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity, Callable until 07/31/2011 @ 100 (FGIC) (FHA) 7.100%, 08/01/2011 (d)	1,000	1,133
Lafayette, Public Improvement Sales Tax, Series B (FGIC) 7.000%, 03/01/2008	1,000	1,059
Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1, Callable 11/15/2007 @ 102 (MBIA) 5.100%, 11/15/2014	1,500	1,543
		6,904
Massachusetts – 0.7%
Revenue Bonds – 0.7%
Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/2012 @ 102 (AMT) 6.500%, 09/01/2035	2,500	2,559
Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D, Callable 07/01/2015 @ 100 5.000%, 07/01/2033	1,000	990
		3,549
Michigan – 1.1%
Revenue Bond – 0.4%
Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A, Callable 07/01/2015 @ 100 5.250%, 07/01/2030	2,000	2,003

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
General Obligations – 0.7%
Thornapple Kellogg School Building & Site, Callable 11/01/2012 @ 100 (MQSBLF) 5.500%, 05/01/2014	$1,485	$1,611
5.500%, 05/01/2016	1,810	1,965
		3,576
		5,579
Minnesota – 5.5%
Revenue Bonds – 5.5%
Cuyuna Range Hospital District, Callable 06/01/2013 @ 101 5.200%, 06/01/2025	1,000	1,003
Cuyuna Range Hospital District, Series A, Callable 06/01/2007 @ 102 6.000%, 06/01/2029	650	664
Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/2014 @ 100 5.250%, 02/15/2033	3,500	3,568
Fergus Falls Health Care Facilities Authority, Series A, Callable until 11/01/2018 @ 100 7.000%, 11/01/2019	150	151
Maple Grove Health Care Facilities, North Memorial Health Care, Callable 09/01/2015 @ 100 4.250%, 09/01/2025	1,000	944
Minneapolis Healthcare System, Fairview Health Services, Series A, Pre-refunded 05/15/2012 @ 101 5.625%, 05/15/2032 (a)	7,000	7,707
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Callable 11/15/2010 @ 101 6.375%, 11/15/2029	95	102
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/2010 @ 101 6.375%, 11/15/2029 (a)	2,905	3,242
Monticello, Big Lake Community Hospital, Series C, Callable 12/01/2012 @ 100 6.200%, 12/01/2022	2,995	3,119
Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/2014 @ 100 5.250%, 09/01/2034	1,000	1,025
Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA) 4.550%, 01/01/2024 (b)	2,245	995
St. Anthony Housing & Redevelopment Authority, Chandler Place Project, Callable 05/20/2006 @ 102 (FHA) (GNMA) 6.250%, 11/20/2025	1,000	1,023
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project 5.250%, 11/15/2014	990	1,012
Stillwater Health Care, Health System Obligation Group, Callable 06/01/2015 @ 100 5.000%, 06/01/2035	3,000	3,016
		27,571

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Missouri – 0.2%
Revenue Bond – 0.2%
Sugar Creek, Lafarge North America, Series A, Callable 06/01/2013 @ 101 (AMT) 5.650%, 06/01/2037	$1,000	$1,034
Nebraska – 1.8%
Revenue Bonds – 1.8%
Douglas County Zoo Facility, Omaha Henry Doory Zoo Project, Callable 04/13/2015 @ 100 4.750%, 09/01/2024	2,750	2,743
Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/2008 @ 100 5.250%, 12/15/2015	500	512
5.350%, 12/15/2018	540	552
Nebraska Educational Finance Authority, Midland Lutheran College, Series A, Callable 09/15/2013 @ 100 5.600%, 09/15/2029	1,800	1,801
Omaha Metropolitan Utilities, Water Revenue, Series A, Callable 12/01/2016 @ 100 4.250%, 12/01/2021	1,500	1,463
Washington County Wastewater Facilities, Cargill Income Project, Callable 11/01/2012 @ 101 (AMT) 5.900%, 11/01/2027	1,700	1,836
		8,907
Nevada – 2.5%
Revenue Bonds – 2.5%
Carson City, Carson-Tahoe Hospital Project, Callable 09/01/2012 @ 101 5.750%, 09/01/2031	5,000	5,155
Clark County Industrial Development, Southwest Gas Corporation Project, Series A, Callable 07/01/2014 @ 100 (AMBAC) (AMT) 5.250%, 07/01/2034	4,000	4,143
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B 6.000%, 11/15/2023	750	771
Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/2014 @ 100 6.750%, 11/15/2023	2,300	2,365
		12,434
New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Educational Facilities Authority Covenant Health, Callable 07/01/2014 @ 100 5.375%, 07/01/2024	1,250	1,303
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/2015 @ 100 5.875%, 07/01/2034	800	823
		2,126

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
New Jersey – 0.7%
General Obligation – 0.7%
Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C, Callable 07/15/2008 @ 101 (FGIC) 5.100%, 07/15/2012	$3,500	$3,633
New York – 2.3%
Revenue Bond – 1.5%
Liberty Development Corporation, Goldman Sachs Headquarters, Callable until 09/30/2035 @ 100 5.250%, 10/01/2035	7,000	7,694
General Obligation – 0.8%
New York, Series C, Callable 03/15/2012 @ 100 5.250%, 03/15/2032	3,590	3,741
		11,435
North Carolina – 1.0%
Revenue Bond – 1.0%
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A, Callable 10/01/2015 @ 100 6.000%, 10/01/2023	4,700	4,813
North Dakota – 0.5%
Revenue Bond – 0.5%
North Dakota State Board of Higher Education, Bismarck State College, Callable 05/01/2015 @ 100 5.350%, 05/01/2030	2,500	2,462
Ohio – 1.1%
Revenue Bonds – 1.1%
Cincinnati Water System, Callable 06/01/2011 @ 100 5.000%, 12/01/2020	125	131
Ohio State Higher Educational Facility, Baldwin-Wallace College Project, Callable 06/01/2014 @ 100 5.125%, 12/01/2017	1,490	1,536
5.250%, 12/01/2019	1,540	1,593
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/2013 @ 102 5.250%, 12/01/2023	2,000	2,064
		5,324
Oklahoma – 0.7%
Revenue Bonds – 0.7%
Norman Regional Hospital Authority, Callable 09/01/2016 @ 100 5.375%, 09/01/2029	1,000	1,009
5.375%, 09/01/2036	2,325	2,342
		3,351
Oregon – 1.3%
Revenue Bond – 1.3%
Washington County Unified Sewer Agency, Series 1 (FGIC) 5.750%, 10/01/2010	6,110	6,621
Pennsylvania – 2.0%
Revenue Bonds – 0.9%
Chester Upland School Authority, Series A, Callable 09/01/2007 @ 100 (FSA) 5.250%, 09/01/2017	2,000	2,041

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Erie County Industrial Development Authority, International Paper Company Project, Series A, Callable 11/01/2014 @ 100 (AMT) 5.000%, 11/01/2018	$1,350	$1,336
Westmoreland County Industrial Development Authority, Redstone Retirement Community, Series A, Callable 01/01/2016 @ 100 5.750%, 01/01/2026	1,200	1,229
		4,606
General Obligation – 1.1%
Pennsylvania State, Callable 03/15/2007 @ 101.50 (AMBAC) 5.125%, 09/15/2011	5,000	5,137
		9,743
Puerto Rico – 1.2%
Revenue Bond – 1.1%
Puerto Rico Electric Power Authority, Series RR, Callable 07/01/2015 @ 100 (CIFG) 5.000%, 07/01/2029	5,000	5,210
General Obligation – 0.1%
Puerto Rico Public Improvements, Callable 07/01/2010 @ 100 (MBIA) 5.750%, 07/01/2026	500	540
		5,750
Rhode Island – 1.0%
General Obligation – 1.0%
Rhode Island State, Series A, Pre-refunded 08/01/2007 @ 101 (MBIA) 5.125%, 08/01/2012 (a)	5,055	5,205
South Carolina – 1.5%
Revenue Bonds – 1.5%
Georgetown County Environmental Improvement, International Paper, Series A, Callable 12/01/2015 @ 100 (AMT) 5.550%, 12/01/2029	700	721
Lexington County Health Services District, Lexington Medical Center, Callable 11/01/2013 @ 100 5.500%, 11/01/2023	2,000	2,100
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Callable 08/01/2013 @ 100 6.125%, 08/01/2023	1,250	1,377
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Callable 08/01/2013 @ 100 6.375%, 08/01/2034	135	151
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Pre-refunded 08/01/2013 @ 100 6.375%, 08/01/2034 (a)	1,115	1,280
South Carolina State Public Service Authority, Santee Cooper, Series A, Callable 01/01/2016 @ 100 5.000%, 01/01/2030	2,000	2,088
		7,717
South Dakota – 1.5%
Revenue Bonds – 1.0%
Sioux Falls, Dow Rummel Village Project, Series A, Callable 11/15/2012 @ 100 6.625%, 11/15/2023	2,200	2,283

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
South Dakota Economic Development Finance Authority, DTS Project, Series A, Callable 04/01/2009 @ 102 (AMT) 5.500%, 04/01/2019	$1,055	$1,088
South Dakota Economic Development Finance Authority, Pooled Loan Project – Davis Family, Series 4-A, Callable 04/01/2014 @ 100 (AMT) 6.000%, 04/01/2029	1,400	1,438
		4,809
General Obligation – 0.1%
Sioux Falls School District #49-5, Series B, Callable 07/01/2016 @ 100 4.750%, 07/01/2020	510	527
Certificate of Participation – 0.4%
Deadwood, Callable 11/01/2015 @ 100 (ACA) (MLO) 5.000%, 11/01/2020	2,000	2,038
		7,374
Tennessee – 2.5%
Revenue Bonds – 2.5%
Johnson City Health & Educational Facilities Authority Mountain States Health, Series A, Callable 07/01/2012 @ 103 7.500%, 07/01/2033	2,500	2,907
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/2012 @ 100 6.500%, 09/01/2021 (a)	3,000	3,447
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/2012 @ 101 6.250%, 09/01/2032 (a)	5,500	6,224
		12,578
Texas – 14.6%
Revenue Bonds – 9.6%
Abilene Health Facilities Development, Sears Methodist Retirement Project, Callable 05/15/2009 @ 101 5.875%, 11/15/2018	500	512
6.000%, 11/15/2029	2,000	2,027
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/2008 @ 101 5.875%, 11/15/2018	2,500	2,554
Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/2013 @ 101 7.000%, 11/15/2033	4,000	4,331
Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A, Callable 01/01/2011 (MBIA) 5.800%, 01/01/2031	2,000	2,090
Brazos River Authority PCR-Texas Utility Company, Callable 04/01/2013 @ 101 (AMT) 7.700%, 04/01/2033	2,500	2,933
Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT) 5.700%, 05/15/2033	2,500	2,678

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Crawford Education Facilities, University of St. Thomas Project, Callable 10/01/2012 @ 100 5.250%, 10/01/2022	$1,300	$1,316
5.375%, 10/01/2027	1,750	1,784
Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A, Callable 06/01/2007 @ 102 (MBIA) 5.500%, 06/01/2017	8,000	8,298
Red River Authority Sewer & Solidwaste Disposal Excel Corporation Project, Callable 02/01/2012 @ 101 (AMT) 6.100%, 02/01/2022	3,775	4,010
Richardson Hospital Authority, Richardson Regional Hospital, Callable 12/01/2013 @ 100 6.000%, 12/01/2034	9,500	10,151
Texas Water Development Board, Series A, Callable 07/15/2006 @ 100 5.500%, 07/15/2010	2,500	2,513
Travis County Health Facilities, Querencia Barton Creek Project, Callable 11/15/2015 @ 100 5.500%, 11/15/2025	1,300	1,279
5.650%, 11/15/2035	1,100	1,076
		47,552
General Obligations – 5.0%
Cypress-Fairbanks Independent School District, Pre-refunded 02/15/2010 @ 100 (PSFG) 5.500%, 02/15/2018 (a)	5,000	5,322
Fort Bend Independent School District, Escrowed to Maturity, Callable until 02/15/2013 @ 100 (PSFG) 5.000%, 02/15/2014 (d)	500	535
Laredo Independent School District (PSFG) 6.750%, 08/01/2009	2,290	2,504
Remington Municipal Utility District #1, Series A, Callable 09/01/2008 @ 100 (RAAI) 5.800%, 09/01/2025	1,000	1,040
San Antonio Independent School District, Pre-refunded 08/15/2008 @ 100 (PSFG) 5.125%, 08/15/2014 (a)	6,000	6,202
Spring Branch Independent School District, Pre-refunded 02/01/2010 @ 100 (PSFG) 5.750%, 02/01/2025 (a)	2,400	2,568
Texas State, Water Development, Callable 08/01/2006 @ 100 5.400%, 08/01/2021	6,750	6,786
		24,957
Certificates of Participation – 0.0%
Texas Employment Community, Emnora Lane Project (MLO) 8.000%, 11/01/2006	30	30
8.050%, 05/01/2007	20	20
		50
		72,559
Utah – 0.2%
Revenue Bonds – 0.2%
Intermountain Power Agency, Utah Power Supply, Series A, (AMBAC) 6.500%, 07/01/2011	365	410

Tax Free Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC) 6.500%, 07/01/2011 (d)	$635	$717
		1,127
Virginia – 0.2%
Revenue Bond – 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments, Callable 12/01/2010 @ 102 (AMT) (FNMA) 5.850%, 12/01/2020	1,000	1,069
Washington – 5.1%
Revenue Bonds – 1.6%
Energy Northwest, Washington Wind Project, Pre-refunded 01/01/2007 @ 103 5.600%, 07/01/2015 (a)	4,640	4,843
Snohomish County Public Utilities District #1, Escrowed to Maturity, Callable until 01/01/2011 @ 100 6.750%, 01/01/2012 (d)	1,000	1,095
Washington State Public Power Supply System, Nuclear Project #3, Series A, Callable 07/01/2007 @ 102 (FSA) 5.250%, 07/01/2016	1,000	1,037
Washington State Public Power Supply System, Nuclear Project #3, Series B 7.125%, 07/01/2016	600	736
		7,711
General Obligations – 3.5%
King County, Series F, Callable 12/01/2007 @ 100 5.125%, 12/01/2014	5,000	5,111
Washington State, Series C, Pre-refunded 01/01/2007 @ 100 5.500%, 01/01/2017 (a)	4,190	4,251
Washington State Motor Vehicle Fuel Tax, Series D, Pre-refunded 01/01/2007 @ 100 (FGIC) 5.375%, 01/01/2022 (a)	8,000	8,108
		17,470
		25,181
Wisconsin – 3.9%
Revenue Bonds – 3.9%
Amery, Apple River Hospital Project, Callable 06/01/2008 @ 100 5.700%, 06/01/2013	1,440	1,457
Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Pre-refunded 11/17/2008 @ 102 5.750%, 11/15/2027 (a)	1,000	1,061
Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A, Callable 08/15/2014 @ 100 6.750%, 08/15/2034	1,000	1,082
Wisconsin State Health & Educational Facilities Authority, Beloit Memorial Hospital, Callable until 07/01/2008 @ 100 5.800%, 07/01/2009	555	556
Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/2011 @ 100 6.000%, 12/01/2024	1,000	1,024

FIRST AMERICAN FUNDS Semiannual Report 2006

Schedule of Investments March 31, 2006 (unaudited)

Tax Free Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/2012 @ 100 6.000%, 02/15/2025	$3,500	$3,725
Wisconsin State Health & Educational Facilities Authority, Meriter Hospital, Callable 12/01/2006 @ 102 (MBIA) 6.000%, 12/01/2017	2,000	2,067
Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A, Callable 12/01/2011 @ 101 7.000%, 12/01/2031	2,000	2,067
Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/2014 @ 100 6.250%, 04/01/2034	2,000	2,034
Wisconsin State Health & Educational Facilities Authority, Synergy Health, Callable 08/15/2013 @ 100 6.000%, 11/15/2023	1,500	1,625
Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Callable 02/15/2012 @ 100 5.750%, 08/15/2030	2,500	2,643
		19,341
Wyoming – 0.8%
Revenue Bonds – 0.8%
Teton County Hospital District, St. John's Medical Center, Callable 06/01/2012 @ 101 6.750%, 12/01/2022	2,100	2,237
6.750%, 12/01/2027	1,500	1,588
		3,825
Total Municipal Bonds (Cost $459,633)		484,472
Short-Term Investment – 2.0%
First American Tax Free Obligations Fund, Class Z (e) (Cost $10,077)	10,077,494	10,077
Total Investments – 99.3% (Cost $469,710)		494,549
Other Assets and Liabilities, Net – 0.7%		3,308
Total Net Assets – 100.0%		$497,857

(a)  Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

(b)  The rate shown is the effective yield at the time of purchase.

(c)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $3,805,926 or 0.8% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.

(e)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

ACA – American Capital Access

AGTY – Assured Guaranty

AMBAC – American Municipal Bond Assurance Corporation

Tax Free Fund (concluded)

AMT – Alternative Minimum Tax. As of March 31, 2006, the aggregate market value of securities subject to the AMT was $45,798,907, which represents 9.2% of total net assets.

CIFG – CDC IXIS Financial Guaranty

CLE – Connie Lee Insurance Company

CMI – California Mortgage Insurance Program

Convertible CABs – Convertible Capital Appreciation Bonds initially pay no interest, but accrete in value from the date of issuance through the conversion date. At the conversion date, the bonds start to accrue and pay interest on a semiannual basis until final maturity.

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Authority

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GNMA – Government National Mortgage Association

MBIA – Municipal Bond Insurance Association

MLO – Municipal Lease Obligation

MQSBLF – Michigan Qualified School Board Loan Fund Program

PSFG – Permanent School Fund Guarantee

RAAI – Radian Asset Assurance Inc.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

(This page has been left blank intentionally.)

Statements of Assets and Liabilities March 31, 2006 (unaudited), in thousands, except per share data

	Arizona Tax Free Fund	California Intermediate Tax Free Fund	California Tax Free Fund	Colorado Intermediate Tax Free Fund	Colorado Tax Free Fund	Intermediate Tax Free Fund	Minnesota Intermediate Tax Free Fund
Investments in unaffiliated securities, at cost	$26,246	$55,162	$34,626	$41,677	$20,902	$625,411	$203,244
Investments in affiliated money market fund, at cost	265	—	—	716	672	2,059	—
ASSETS:
Investments in unaffiliated securities, at value (note 2)	$27,153	$56,670	$35,922	$43,576	$22,051	$650,013	$209,445
Investments in affiliated money market fund, at value (note 2)	265	—	—	716	672	2,059	—
Receivable for dividends and interest	324	655	393	551	283	7,865	2,582
Receivable for investment securities sold	—	35	—	—	—	53	—
Receivable for capital shares sold	—	—	34	—	—	87	49
Receivable from advisor	19	—	13	—	15	—	—
Prepaid expenses and other assets	9	7	8	7	8	15	8
Total assets	27,770	57,367	36,370	44,850	23,029	660,092	212,084
LIABILITIES:
Payable for investment securities purchased	—	—	—	—	—	—	—
Payable for investment securities purchased on a when-issued basis	—	197	394	186	489	5,172	—
Payable for capital shares redeemed	—	40	82	26	—	1,288	132
Payable to affiliates (note 3)	10	18	12	12	9	369	114
Payable for distribution and shareholder servicing fees	3	1	5	2	4	4	4
Accrued expenses and other liabilities	30	30	30	30	30	46	34
Total liabilities	43	286	523	256	532	6,879	284
Net assets	$27,727	$57,081	$35,847	$44,594	$22,497	$653,213	$211,800
COMPOSITION OF NET ASSETS:
Portfolio capital	$26,714	$55,457	$34,535	$42,534	$21,195	$628,797	$204,910
Undistributed (distributions in excess of) net investment income	(2)	(8)	4	(4)	3	24	(15)
Accumulated net realized gain (loss) on investments (note 2)	108	124	12	165	150	(210)	704
Net unrealized appreciation (depreciation) of investments	907	1,508	1,296	1,899	1,149	24,602	6,201
Net assets	$27,727	$57,081	$35,847	$44,594	$22,497	$653,213	$211,800
Class A:
Net assets	$9,668	$4,090	$11,667	$11,194	$9,206	$32,764	$27,742
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	882	401	1,052	1,065	849	3,051	2,783
Net asset value and redemption price per share	$10.96	$10.20	$11.09	$10.51	$10.84	$10.74	$9.97
Maximum offering price per share (1)	$11.45	$10.43	$11.58	$10.75	$11.32	$10.99	$10.20
Class C:
Net assets	$1,392	—	$3,532	—	$3,186	—	—
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	127	—	318	—	294	—	—
Net asset value, offering price, and redemption price per share (2)	$10.95	—	$11.10	—	$10.82	—	—
Class Y:
Net assets	$16,667	$52,991	$20,648	$33,400	$10,105	$620,449	$184,058
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	1,519	5,185	1,861	3,185	931	57,890	18,556
Net asset value, offering price, and redemption price per share	$10.97	$10.22	$11.10	$10.49	$10.86	$10.72	$9.92

	Minnesota Tax Free Fund	Missouri Tax Free Fund	Nebraska Tax Free Fund	Ohio Tax Free Fund	Oregon Intermediate Tax Free Fund	Short Tax Free Fund	Tax Free Fund
Investments in unaffiliated securities, at cost	$153,897	$168,252	$39,791	$40,644	$122,380	$272,011	$459,633
Investments in affiliated money market fund, at cost	617	3,671	262	—	727	746	10,077
ASSETS:
Investments in unaffiliated securities, at value (note 2)	$161,872	$173,290	$40,814	$41,460	$125,072	$269,650	$484,472
Investments in affiliated money market fund, at value (note 2)	617	3,671	262	—	727	746	10,077
Receivable for dividends and interest	2,244	2,091	503	603	1,865	3,155	6,970
Receivable for investment securities sold	—	456	—	—	516	—	—
Receivable for capital shares sold	111	78	—	—	8	15	602
Receivable from advisor	—	—	—	10	—	—	—
Prepaid expenses and other assets	9	8	8	8	7	14	19
Total assets	164,853	179,594	41,587	42,081	128,195	273,580	502,140
LIABILITIES:
Payable for investment securities purchased	—	—	—	—	515	—	—
Payable for investment securities purchased on a when-issued basis	—	4,872	495	—	—	—	3,806
Payable for capital shares redeemed	360	133	421	29	7	521	156
Payable to affiliates (note 3)	83	89	1	12	62	138	271
Payable for distribution and shareholder servicing fees	22	6	2	—	1	1	9
Accrued expenses and other liabilities	31	33	30	30	32	36	41
Total liabilities	496	5,133	949	71	617	696	4,283
Net assets	$164,357	$174,461	$40,638	$42,010	$127,578	$272,884	$497,857
COMPOSITION OF NET ASSETS:
Portfolio capital	$156,099	$168,997	$39,548	$41,223	$124,489	$276,367	$471,914
Undistributed (distributions in excess of) net investment income	(12)	(12)	3	1	19	(15)	15
Accumulated net realized gain (loss) on investments (note 2)	295	438	64	(30)	378	(1,107)	1,089
Net unrealized appreciation (depreciation) of investments	7,975	5,038	1,023	816	2,692	(2,361)	24,839
Net assets	$164,357	$174,461	$40,638	$42,010	$127,578	$272,884	$497,857
Class A:
Net assets	$103,903	$28,262	$7,009	$865	$10,382	$3,378	$36,192
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	9,358	2,376	671	84	1,052	348	3,299
Net asset value and redemption price per share	$11.10	$11.89	$10.45	$10.28	$9.87	$9.70	$10.97
Maximum offering price per share (1)	$11.59	$12.42	$10.91	$10.74	$10.10	$9.92	$11.46
Class C:
Net assets	$9,957	$192	$1,199	$220	—	—	$2,374
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	900	16	116	22	—	—	217
Net asset value, offering price, and redemption price per share (2)	$11.06	$11.87	$10.36	$10.16	—	—	$10.93
Class Y:
Net assets	$50,497	$146,007	$32,430	$40,925	$117,196	$269,506	$459,291
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	4,553	12,270	3,105	3,983	11,869	27,775	41,816
Net asset value, offering price, and redemption price per share	$11.09	$11.90	$10.45	$10.27	$9.87	$9.70	$10.98

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in
Notes to Financial Statements.

  (2)  Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Operations For the six-month period ended March 31, 2006 (unaudited), in thousands

	Arizona Tax Free Fund	California Intermediate Tax Free Fund	California Tax Free Fund	Colorado Intermediate Tax Free Fund	Colorado Tax Free Fund	Intermediate Tax Free Fund	Minnesota Intermediate Tax Free Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$607	$1,269	$817	$1,106	$518	$16,047	$5,165
Dividends from affiliated money market fund	10	—	—	11	10	108	—
Total investment income	617	1,269	817	1,117	528	16,155	5,165
EXPENSES (note 3):
Investment advisory fees	65	139	87	117	54	1,660	552
Administration fees	21	42	26	34	17	456	153
Transfer agent fees	20	40	26	34	17	452	151
Custodian fees	1	1	1	1	1	17	6
Professional fees	31	31	31	31	31	31	31
Registration fees	6	4	5	4	5	22	4
Postage and printing fees	5	2	1	1	1	21	7
Directors' fees	7	7	7	7	7	11	8
Other expenses	10	10	10	10	10	13	11
Distribution and shareholder servicing fees – Class A	12	5	15	15	11	43	37
Distribution and shareholder servicing fees – Class C	7	—	16	—	17	—	—
Total expenses	185	281	225	254	171	2,726	960
Less: Fee waivers (note 3)	(103)	(84)	(113)	(82)	(94)	(374)	(164)
Less: Indirect payments from custodian (note 3)	— (1)	— (1)	—	— (1)	— (1)	(1)	(1)
Total net expenses	82	197	112	172	77	2,351	795
Investment income – net	535	1,072	705	945	451	13,804	4,370
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain (loss) on investments	108	124	12	165	150	409	717
Net change in unrealized appreciation or depreciation of investments	(430)	(755)	(422)	(869)	(425)	(9,897)	(3,321)
Net loss on investments	(322)	(631)	(410)	(704)	(275)	(9,488)	(2,604)
Net increase in net assets resulting from operations	$213	$441	$295	$241	$176	$4,316	$1,766

	Minnesota Tax Free Fund	Missouri Tax Free Fund	Nebraska Tax Free Fund	Ohio Tax Free Fund	Oregon Intermediate Tax Free Fund	Short Tax Free Fund	Tax Free Fund
INVESTMENT INCOME:
Interest from unaffiliated securities	$4,128	$4,123	$924	$892	$3,023	$4,788	$12,590
Dividends from affiliated money market fund	9	25	18	—	8	272	110
Total investment income	4,137	4,148	942	892	3,031	5,060	12,700
EXPENSES (note 3):
Investment advisory fees	406	444	102	103	341	754	1,219
Administration fees	113	122	30	30	95	204	332
Transfer agent fees	112	122	30	30	94	201	336
Custodian fees	5	4	1	1	4	9	12
Professional fees	31	31	31	31	31	29	31
Registration fees	5	6	5	5	4	21	25
Postage and printing fees	5	6	1	1	4	9	15
Directors' fees	8	8	7	7	8	8	10
Other expenses	11	11	11	11	11	12	12
Distribution and shareholder servicing fees – Class A	130	37	9	1	12	5	45
Distribution and shareholder servicing fees – Class C	49	1	8	1	—	—	13
Total expenses	875	792	235	221	604	1,252	2,050
Less: Fee waivers (note 3)	(144)	(132)	(119)	(116)	(120)	(339)	(289)
Less: Indirect payments from custodian (note 3)	— (1)	— (1)	— (1)	—	— (1)	— (1)	— (1)
Total net expenses	731	660	116	105	484	913	1,761
Investment income – net	3,406	3,488	826	787	2,547	4,147	10,939
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain (loss) on investments	295	478	64	(30)	378	(482)	1,768
Net change in unrealized appreciation or depreciation of investments	(1,279)	(2,765)	(530)	(541)	(2,467)	(1,562)	(5,410)
Net loss on investments	(984)	(2,287)	(466)	(571)	(2,089)	(2,044)	(3,642)
Net increase in net assets resulting from operations	$2,422	$1,201	$360	$216	$458	$2,103	$7,297

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets, in thousands

	Arizona Tax Free Fund		California Intermediate Tax Free Fund		California Tax Free Fund		Colorado Intermediate Tax Free Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$535	$943	$1,072	$2,007	$705	$1,189	$945	$2,004
Net realized gain on investments	108	215	124	174	12	66	165	284
Net change in unrealized appreciation or depreciation of investments	(430)	(401)	(755)	(809)	(422)	(182)	(869)	(1,134)
Net increase in net assets resulting from operations	213	757	441	1,372	295	1,073	241	1,154
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(192)	(412)	(82)	(142)	(238)	(400)	(249)	(577)
Class C	(26)	(64)	—	—	(60)	(60)	—	—
Class Y	(319)	(516)	(1,015)	(1,860)	(412)	(744)	(723)	(1,500)
Net realized gain on investments:
Class A	(80)	(99)	(14)	(25)	(23)	(89)	(74)	(44)
Class C	(11)	(18)	—	—	(6)	(13)	—	—
Class Y	(119)	(113)	(160)	(331)	(36)	(149)	(209)	(125)
Total distributions	(747)	(1,222)	(1,271)	(2,358)	(775)	(1,455)	(1,255)	(2,246)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	963	2,145	947	1,367	724	4,192	86	4,258
Reinvestment of distributions	228	422	58	120	181	383	216	428
Payments for redemptions	(875)	(1,831)	(801)	(852)	(968)	(2,086)	(2,266)	(4,917)
Increase (decrease) in net assets from Class A transactions	316	736	204	635	(63)	2,489	(1,964)	(231)
Class C (note 3):
Proceeds from sales	—	201	—	—	975	1,840	—	—
Reinvestment of distributions	34	65	—	—	40	65	—	—
Payments for redemptions	(239)	(192)	—	—	(508)	(109)	—	—
Increase (decrease) in net assets from Class C transactions	(205)	74	—	—	507	1,796	—	—
Class Y:
Proceeds from sales	5,210	5,175	6,681	6,384	5,202	6,071	4,281	6,325
Reinvestment of distributions	90	73	44	80	19	33	55	53
Payments for redemptions	(2,360)	(499)	(2,256)	(3,209)	(3,850)	(2,349)	(4,752)	(8,784)
Increase (decrease) in net assets from Class Y transactions	2,940	4,749	4,469	3,255	1,371	3,755	(416)	(2,406)
Increase (decrease) in net assets from capital share transactions	3,051	5,559	4,673	3,890	1,815	8,040	(2,380)	(2,637)
Total increase (decrease) in net assets	2,517	5,094	3,843	2,904	1,335	7,658	(3,394)	(3,729)
Net assets at beginning of period	25,210	20,116	53,238	50,334	34,512	26,854	47,988	51,717
Net assets at end of period	$27,727	$25,210	$57,081	$53,238	$35,847	$34,512	$44,594	$47,988
Undistributed (distributions in excess of) net investment income at end of period	$(2)	—	$(8)	$17	$4	$9	$(4)	$23

	Colorado Tax Free Fund		Intermediate Tax Free Fund		Minnesota Intermediate Tax Free Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$451	$937	$13,804	$27,443	$4,370	$9,362
Net realized gain on investments	150	586	409	1,758	717	1,370
Net change in unrealized appreciation or depreciation of investments	(425)	(804)	(9,897)	(13,264)	(3,321)	(4,978)
Net increase in net assets resulting from operations	176	719	4,316	15,937	1,766	5,754
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(188)	(420)	(685)	(1,423)	(591)	(1,267)
Class C	(63)	(153)	—	—	—	—
Class Y	(204)	(419)	(13,141)	(26,720)	(3,947)	(8,038)
Net realized gain on investments:
Class A	(271)	(77)	(85)	(194)	(183)	(114)
Class C	(98)	(30)	—	—	—	—
Class Y	(217)	(70)	(1,527)	(3,485)	(1,195)	(683)
Total distributions	(1,041)	(1,169)	(15,438)	(31,822)	(5,916)	(10,102)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1,489	303	1,819	7,869	2,196	5,677
Reinvestment of distributions	383	421	583	1,256	565	1,026
Payments for redemptions	(649)	(2,770)	(3,737)	(8,912)	(6,785)	(8,801)
Increase (decrease) in net assets from Class A transactions	1,223	(2,046)	(1,335)	213	(4,024)	(2,098)
Class C (note 3):
Proceeds from sales	103	485	—	—	—	—
Reinvestment of distributions	153	172	—	—	—	—
Payments for redemptions	(354)	(950)	—	—	—	—
Increase (decrease) in net assets from Class C transactions	(98)	(293)	—	—	—	—
Class Y:
Proceeds from sales	3,895	1,391	65,244	111,544	13,286	16,162
Reinvestment of distributions	25	15	1,795	3,541	278	335
Payments for redemptions	(1,831)	(2,293)	(77,168)	(96,251)	(23,167)	(32,427)
Increase (decrease) in net assets from Class Y transactions	2,089	(887)	(10,129)	18,834	(9,603)	(15,930)
Increase (decrease) in net assets from capital share transactions	3,214	(3,226)	(11,464)	19,047	(13,627)	(18,028)
Total increase (decrease) in net assets	2,349	(3,676)	(22,586)	3,162	(17,777)	(22,376)
Net assets at beginning of period	20,148	23,824	675,799	672,637	229,577	251,953
Net assets at end of period	$22,497	$20,148	$653,213	$675,799	$211,800	$229,577
Undistributed (distributions in excess of) net investment income at end of period	$3	$7	$24	$46	$(15)	$153

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Statements of Changes in Net Assets, in thousands

	Minnesota Tax Free Fund		Missouri Tax Free Fund		Nebraska Tax Free Fund		Ohio Tax Free Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$3,406	$6,796	$3,488	$6,983	$826	$1,528	$787	$1,552
Net realized gain (loss) on investments	295	399	478	1,283	64	67	(30)	58
Net change in unrealized appreciation or depreciation of investments	(1,279)	20	(2,765)	(2,964)	(530)	(332)	(541)	(282)
Net increase in net assets resulting from operations	2,422	7,215	1,201	5,302	360	1,263	216	1,328
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,284)	(4,455)	(559)	(1,038)	(138)	(239)	(17)	(36)
Class C	(194)	(361)	(3)	(7)	(28)	(65)	(3)	(4)
Class Y	(1,122)	(1,939)	(3,004)	(5,959)	(669)	(1,277)	(795)	(1,524)
Net realized gain on investments:
Class A	(259)	(552)	(217)	(140)	(11)	—	(1)	(3)
Class C	(25)	(49)	(2)	(1)	(3)	—	—	—
Class Y	(115)	(210)	(1,080)	(783)	(49)	—	(40)	(130)
Total distributions	(3,999)	(7,566)	(4,865)	(7,928)	(898)	(1,581)	(856)	(1,697)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	9,172	8,058	431	4,587	530	3,144	138	253
Reinvestment of distributions	2,058	4,005	399	621	80	113	10	25
Payments for redemptions	(13,102)	(20,033)	(2,155)	(1,714)	(646)	(989)	(257)	(480)
Increase (decrease) in net assets from Class A transactions	(1,872)	(7,970)	(1,325)	3,494	(36)	2,268	(109)	(202)
Class C (note 3):
Proceeds from sales	1,019	933	2	2	142	411	79	110
Reinvestment of distributions	205	384	4	8	22	47	2	1
Payments for redemptions	(1,015)	(1,841)	—	(34)	(510)	(736)	(31)	(55)
Increase (decrease) in net assets from Class C transactions	209	(524)	6	(24)	(346)	(278)	50	56
Class Y:
Proceeds from sales	10,055	8,746	10,379	22,140	3,794	7,132	3,663	8,183
Reinvestment of distributions	112	211	254	279	55	93	119	238
Payments for redemptions	(5,665)	(5,285)	(13,277)	(21,183)	(3,410)	(4,286)	(3,339)	(6,200)
Increase (decrease) in net assets from Class Y transactions	4,502	3,672	(2,644)	1,236	439	2,939	443	2,221
Increase (decrease) in net assets from capital share transactions	2,839	(4,822)	(3,963)	4,706	57	4,929	384	2,075
Total increase (decrease) in net assets	1,262	(5,173)	(7,627)	2,080	(481)	4,611	(256)	1,706
Net assets at beginning of period	163,095	168,268	182,088	180,008	41,119	36,508	42,266	40,560
Net assets at end of period	$164,357	$163,095	$174,461	$182,088	$40,638	$41,119	$42,010	$42,266
Undistributed (distributions in excess of) net investment income at end of period	$(12)	$182	$(12)	$66	$3	$12	$1	$29

	Oregon Intermediate Tax Free Fund		Short Tax Free Fund		Tax Free Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
OPERATIONS:
Investment income – net	$2,547	$5,287	$4,147	$10,162	$10,939	$20,609
Net realized gain (loss) on investments	378	590	(482)	(387)	1,768	1,085
Net change in unrealized appreciation or depreciation of investments	(2,467)	(3,269)	(1,562)	(6,969)	(5,410)	(206)
Net increase in net assets resulting from operations	458	2,608	2,103	2,806	7,297	21,488
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(181)	(317)	(57)	(134)	(783)	(1,623)
Class C	—	—	—	—	(50)	(105)
Class Y	(2,366)	(4,973)	(4,360)	(10,086)	(10,276)	(18,782)
Net realized gain on investments:
Class A	(42)	(30)	—	—	(122)	(379)
Class C	—	—	—	—	(9)	(28)
Class Y	(514)	(481)	—	—	(1,492)	(4,002)
Total distributions	(3,103)	(5,801)	(4,417)	(10,220)	(12,732)	(24,919)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	2,081	2,055	944	2,110	1,724	4,259
Reinvestment of distributions	146	226	45	104	747	1,669
Payments for redemptions	(1,004)	(1,426)	(1,684)	(4,320)	(4,074)	(7,589)
Increase (decrease) in net assets from Class A transactions	1,223	855	(695)	(2,106)	(1,603)	(1,661)
Class C (note 3):
Proceeds from sales	—	—	—	—	29	277
Reinvestment of distributions	—	—	—	—	54	126
Payments for redemptions	—	—	—	—	(394)	(352)
Increase (decrease) in net assets from Class C transactions	—	—	—	—	(311)	51
Class Y:
Proceeds from sales	6,073	19,409	27,422	67,779	58,053	69,526
Reinvestment of distributions	330	405	315	676	651	1,078
Payments for redemptions	(20,372)	(21,076)	(85,594)	(150,873)	(30,718)	(47,832)
Increase (decrease) in net assets from Class Y transactions	(13,969)	(1,262)	(57,857)	(82,418)	27,986	22,772
Increase (decrease) in net assets from capital share transactions	(12,746)	(407)	(58,552)	(84,524)	26,072	21,162
Total increase (decrease) in net assets	(15,391)	(3,600)	(60,866)	(91,938)	20,637	17,731
Net assets at beginning of period	142,969	146,569	333,750	425,688	477,220	459,489
Net assets at end of period	$127,578	$142,969	$272,884	$333,750	$497,857	$477,220
Undistributed (distributions in excess of) net investment income at end of period	$19	$19	$(15)	$255	$15	$185

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (2)
Arizona Tax Free Fund
Class A
2006	(1)	$11.19	$0.22	$(0.14)	$(0.22)	$(0.09)	$10.96	0.76%
2005		11.42	0.46	(0.07)	(0.49)	(0.13)	11.19	3.49
2004		11.33	0.49	0.12	(0.47)	(0.05)	11.42	5.50
2003		11.41	0.46	(0.06)	(0.45)	(0.03)	11.33	3.61
2002		10.99	0.48	0.44	(0.48)	(0.02)	11.41	8.69
2001		10.45	0.55	0.53	(0.54)	—	10.99	10.50
Class C
2006	(1)	$11.18	$0.20	$(0.14)	$(0.20)	$(0.09)	$10.95	0.55%
2005		11.41	0.42	(0.08)	(0.44)	(0.13)	11.18	3.08
2004		11.31	0.43	0.14	(0.42)	(0.05)	11.41	5.17
2003		11.40	0.42	(0.08)	(0.40)	(0.03)	11.31	3.10
2002		10.98	0.44	0.44	(0.44)	(0.02)	11.40	8.28
2001		10.44	0.53	0.51	(0.50)	—	10.98	10.15
Class Y
2006	(1)	$11.19	$0.24	$(0.13)	$(0.24)	$(0.09)	$10.97	0.97%
2005		11.43	0.50	(0.09)	(0.52)	(0.13)	11.19	3.65
2004		11.33	0.50	0.15	(0.50)	(0.05)	11.43	5.85
2003		11.41	0.48	(0.06)	(0.47)	(0.03)	11.33	3.86
2002		10.99	0.51	0.44	(0.51)	(0.02)	11.41	8.95
2001		10.45	0.57	0.53	(0.56)	—	10.99	10.76
California Intermediate Tax Free Fund
Class A
2006	(1)	$10.35	$0.19	$(0.11)	$(0.20)	$(0.03)	$10.20	0.76%
2005		10.55	0.39	(0.13)	(0.39)	(0.07)	10.35	2.51
2004		10.64	0.40	(0.05)	(0.41)	(0.03)	10.55	3.36
2003		10.80	0.41	(0.14)	(0.41)	(0.02)	10.64	2.58
2002		10.41	0.42	0.39	(0.42)	—	10.80	8.01
2001		10.02	0.44	0.39	(0.44)	—	10.41	8.41
Class Y
2006	(1)	$10.37	$0.20	$(0.12)	$(0.20)	$(0.03)	$10.22	0.83%
2005		10.57	0.40	(0.13)	(0.40)	(0.07)	10.37	2.66
2004		10.66	0.41	(0.05)	(0.42)	(0.03)	10.57	3.51
2003		10.81	0.43	(0.14)	(0.42)	(0.02)	10.66	2.83
2002		10.43	0.43	0.38	(0.43)	—	10.81	8.05
2001		10.04	0.44	0.39	(0.44)	—	10.43	8.39
California Tax Free Fund
Class A
2006	(1)	$11.24	$0.22	$(0.13)	$(0.22)	$(0.02)	$11.09	0.84%
2005		11.40	0.44	(0.05)	(0.44)	(0.11)	11.24	3.50
2004		11.40	0.46	0.08	(0.46)	(0.08)	11.40	4.93
2003		11.63	0.47	(0.16)	(0.47)	(0.07)	11.40	2.85
2002		11.17	0.48	0.50	(0.47)	(0.05)	11.63	9.10
2001		10.66	0.52	0.50	(0.51)	—	11.17	9.73
Class C
2006	(1)	$11.25	$0.20	$(0.13)	$(0.20)	$(0.02)	$11.10	0.64%
2005		11.41	0.40	(0.05)	(0.40)	(0.11)	11.25	3.11
2004		11.41	0.41	0.09	(0.42)	(0.08)	11.41	4.52
2003		11.64	0.43	(0.16)	(0.43)	(0.07)	11.41	2.45
2002		11.18	0.42	0.52	(0.43)	(0.05)	11.64	8.69
2001		10.66	0.47	0.51	(0.46)	—	11.18	9.42
Class Y
2006	(1)	$11.25	$0.23	$(0.12)	$(0.24)	$(0.02)	$11.10	0.96%
2005		11.40	0.47	(0.04)	(0.47)	(0.11)	11.25	3.85
2004		11.40	0.48	0.09	(0.49)	(0.08)	11.40	5.19
2003		11.63	0.49	(0.15)	(0.50)	(0.07)	11.40	3.11
2002		11.17	0.49	0.52	(0.50)	(0.05)	11.63	9.36
2001		10.66	0.54	0.50	(0.53)	—	11.17	9.99

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Arizona Tax Free Fund
Class A
2006	(1)	$9,668	0.75%	4.00%	1.52%	3.23%	24%
2005		9,547	0.75	4.14	1.18	3.71	20
2004		9,008	0.75	4.16	1.12	3.79	21
2003		11,928	0.75	4.03	1.09	3.69	37
2002		12,413	0.75	4.40	1.37	3.78	30
2001		13,971	0.25	5.10	1.45	3.90	19
Class C
2006	(1)	$1,392	1.15%	3.60%	2.27%	2.48%	24%
2005		1,628	1.15	3.74	1.93	2.96	20
2004		1,588	1.15	3.76	1.87	3.04	21
2003		1,857	1.15	3.63	1.84	2.94	37
2002		2,910	1.15	4.00	2.12	3.03	30
2001		2,003	0.65	4.66	1.84	3.47	19
Class Y
2006	(1)	$16,667	0.50%	4.25%	1.27%	3.48%	24%
2005		14,035	0.50	4.39	0.93	3.96	20
2004		9,520	0.50	4.42	0.87	4.05	21
2003		9,244	0.50	4.28	0.84	3.94	37
2002		10,656	0.50	4.64	1.12	4.02	30
2001		5,822	—	5.33	1.19	4.14	19
California Intermediate Tax Free Fund
Class A
2006	(1)	$4,090	0.85%	3.72%	1.24%	3.33%	11%
2005		3,946	0.85	3.71	1.10	3.46	29
2004		3,381	0.85	3.78	1.06	3.57	20
2003		4,262	0.85	3.86	1.06	3.65	17
2002		4,870	0.85	4.01	1.14	3.72	23
2001		3,392	0.70	4.25	1.21	3.74	12
Class Y
2006	(1)	$52,991	0.70%	3.87%	0.99%	3.58%	11%
2005		49,292	0.70	3.86	0.85	3.71	29
2004		46,953	0.70	3.93	0.81	3.82	20
2003		44,600	0.70	4.02	0.81	3.91	17
2002		45,212	0.70	4.16	0.89	3.97	23
2001		43,647	0.70	4.26	0.96	4.00	12
California Tax Free Fund
Class A
2006	(1)	$11,667	0.75%	3.97%	1.37%	3.35%	14%
2005		11,888	0.75	3.88	1.15	3.48	14
2004		9,513	0.75	4.03	1.09	3.69	16
2003		11,143	0.75	4.16	1.08	3.83	20
2002		12,954	0.75	4.26	1.31	3.70	33
2001		18,139	0.25	4.75	1.35	3.65	19
Class C
2006	(1)	$3,532	1.15%	3.57%	2.12%	2.60%	14%
2005		3,068	1.15	3.47	1.90	2.72	14
2004		1,294	1.15	3.65	1.84	2.96	16
2003		1,101	1.15	3.75	1.83	3.07	20
2002		1,115	1.15	3.86	2.06	2.95	33
2001		647	0.65	4.38	1.75	3.28	19
Class Y
2006	(1)	$20,648	0.50%	4.22%	1.12%	3.60%	14%
2005		19,556	0.50	4.12	0.90	3.72	14
2004		16,047	0.50	4.29	0.84	3.95	16
2003		15,243	0.50	4.40	0.83	4.07	20
2002		11,853	0.50	4.51	1.06	3.95	33
2001		6,726	—	5.00	1.10	3.90	19

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period
Colorado Intermediate Tax Free Fund
Class A
2006	(1)	$10.74	$0.21	$(0.16)	$(0.22)	$(0.06)	$—	$10.51
2005		10.98	0.42	(0.19)	(0.43)	(0.04)	—	10.74
2004		11.08	0.45	(0.11)	(0.44)	—	—	10.98
2003		11.12	0.41	(0.02)	(0.43)	—	—	11.08
2002		10.79	0.47	0.32	(0.46)	—	—	11.12
2001		10.28	0.46	0.52	(0.47)	—	—	10.79
Class Y
2006	(1)	$10.72	$0.22	$(0.17)	$(0.22)	$(0.06)	$—	$10.49
2005		10.95	0.43	(0.18)	(0.44)	(0.04)	—	10.72
2004		11.05	0.46	(0.11)	(0.45)	—	—	10.95
2003		11.10	0.43	(0.03)	(0.45)	—	—	11.05
2002		10.76	0.49	0.33	(0.48)	—	—	11.10
2001		10.26	0.48	0.49	(0.47)	—	—	10.76
Colorado Tax Free Fund
Class A
2006	(1)	$11.30	$0.22	$(0.13)	$(0.23)	$(0.32)	$—	$10.84
2005		11.52	0.49	(0.11)	(0.51)	(0.09)	—	11.30
2004		11.57	0.51	0.02	(0.50)	(0.08)	—	11.52
2003		11.65	0.50	(0.10)	(0.48)	—	—	11.57
2002		11.09	0.48	0.56	(0.47)	(0.01)	—	11.65
2001		10.42	0.54	0.66	(0.53)	—	—	11.09
Class C
2006	(1)	$11.28	$0.20	$(0.13)	$(0.21)	$(0.32)	$—	$10.82
2005		11.50	0.43	(0.10)	(0.46)	(0.09)	—	11.28
2004		11.56	0.44	0.03	(0.45)	(0.08)	—	11.50
2003		11.63	0.44	(0.08)	(0.43)	—	—	11.56
2002		11.08	0.44	0.56	(0.44)	(0.01)	—	11.63
2001		10.41	0.49	0.67	(0.49)	—	—	11.08
Class Y
2006	(1)	$11.32	$0.24	$(0.14)	$(0.24)	$(0.32)	$—	$10.86
2005		11.53	0.51	(0.09)	(0.54)	(0.09)	—	11.32
2004		11.59	0.52	0.03	(0.53)	(0.08)	—	11.53
2003		11.67	0.51	(0.09)	(0.50)	—	—	11.59
2002		11.10	0.48	0.60	(0.50)	(0.01)	—	11.67
2001		10.43	0.58	0.64	(0.55)	—	—	11.10
Intermediate Tax Free Fund
Class A
2006	(1)	$10.92	$0.22	$(0.16)	$(0.21)	$(0.03)	$—	$10.74
2005		11.18	0.44	(0.19)	(0.45)	(0.06)	—	10.92
2004		11.30	0.44	(0.10)	(0.45)	(0.01)	—	11.18
2003		11.32	0.44	(0.03)	(0.43)	—	—	11.30
2002		10.95	0.43	0.40	(0.43)	—	(0.03)	11.32
2001		10.48	0.48	0.46	(0.47)	—	—	10.95
Class Y
2006	(1)	$10.90	$0.22	$(0.15)	$(0.22)	$(0.03)	$—	$10.72
2005		11.16	0.46	(0.19)	(0.47)	(0.06)	—	10.90
2004		11.28	0.46	(0.11)	(0.46)	(0.01)	—	11.16
2003		11.30	0.46	(0.03)	(0.45)	—	—	11.28
2002		10.93	0.44	0.40	(0.44)	—	(0.03)	11.30
2001		10.46	0.48	0.46	(0.47)	—	—	10.93

		Total Return (2)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Colorado Intermediate Tax Free Fund
Class A
2006	(1)	0.46%	$11,194	0.85%	3.94%	1.28%	3.51%	9%
2005		2.11	13,426	0.85	3.85	1.10	3.60	20
2004		3.12	13,969	0.85	4.00	1.06	3.79	4
2003		3.64	22,555	0.85	3.79	1.06	3.58	14
2002		7.56	15,244	0.85	4.48	1.11	4.22	15
2001		9.75	8,320	0.70	4.55	1.34	3.91	24
Class Y
2006	(1)	0.54%	$33,400	0.70%	4.10%	1.03%	3.77%	9%
2005		2.36	34,562	0.70	4.01	0.85	3.86	20
2004		3.29	37,748	0.70	4.15	0.81	4.04	4
2003		3.71	47,854	0.70	3.94	0.81	3.83	14
2002		7.83	48,398	0.70	4.60	0.86	4.44	15
2001		9.67	47,907	0.70	4.58	1.09	4.19	24
Colorado Tax Free Fund
Class A
2006	(1)	0.80%	$9,206	0.75%	4.15%	1.57%	3.33%	17%
2005		3.36	8,362	0.75	4.23	1.18	3.80	30
2004		4.71	10,598	0.75	4.25	1.09	3.91	12
2003		3.53	13,843	0.75	4.23	1.07	3.91	14
2002		9.72	19,633	0.75	4.32	1.30	3.77	22
2001		11.78	20,550	0.25	5.03	1.42	3.86	23
Class C
2006	(1)	0.60%	$3,186	1.15%	3.75%	2.32%	2.58%	17%
2005		2.95	3,423	1.15	3.83	1.93	3.05	30
2004		4.21	3,787	1.15	3.85	1.84	3.16	12
2003		3.23	4,284	1.15	3.83	1.82	3.16	14
2002		9.23	3,705	1.15	3.95	2.05	3.05	22
2001		11.41	1,698	0.65	4.61	1.82	3.44	23
Class Y
2006	(1)	0.92%	$10,105	0.50%	4.41%	1.32%	3.59%	17%
2005		3.70	8,363	0.50	4.48	0.93	4.05	30
2004		4.87	9,439	0.50	4.51	0.84	4.17	12
2003		3.78	9,516	0.50	4.49	0.82	4.17	14
2002		10.07	9,244	0.50	4.59	1.05	4.04	22
2001		12.02	1,923	—	5.32	1.18	4.14	23
Intermediate Tax Free Fund
Class A
2006	(1)	0.58%	$32,764	0.85%	4.01%	1.06%	3.80%	11%
2005		2.31	34,658	0.85	3.98	1.05	3.78	15
2004		3.06	35,276	0.85	3.98	1.05	3.78	10
2003		3.74	34,231	0.85	3.91	1.05	3.71	15
2002		7.78	29,838	0.85	3.87	1.03	3.69	28
2001		9.19	23,236	0.70	4.43	1.13	4.00	12
Class Y
2006	(1)	0.66%	$620,449	0.70%	4.17%	0.81%	4.06%	11%
2005		2.47	641,141	0.70	4.13	0.80	4.03	15
2004		3.22	637,361	0.70	4.13	0.80	4.03	10
2003		3.90	696,994	0.70	4.05	0.80	3.95	15
2002		7.95	485,592	0.70	4.04	0.78	3.96	28
2001		9.21	458,743	0.70	4.43	0.87	4.26	12

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (5)
Minnesota Intermediate Tax Free Fund
Class A
2006	(1)	$10.16	$0.19	$(0.12)	$(0.20)	$(0.06)	$9.97	0.71%
2005		10.34	0.39	(0.15)	(0.39)	(0.03)	10.16	2.33
2004		10.44	0.39	(0.08)	(0.39)	(0.02)	10.34	3.03
2003		10.51	0.40	(0.04)	(0.41)	(0.02)	10.44	3.55
2002		10.21	0.43	0.29	(0.42)	—	10.51	7.23
2001		9.80	0.44	0.41	(0.44)	—	10.21	8.85
Class Y
2006	(1)	$10.11	$0.20	$(0.12)	$(0.21)	$(0.06)	$9.92	0.79%
2005		10.29	0.40	(0.15)	(0.40)	(0.03)	10.11	2.50
2004		10.40	0.41	(0.10)	(0.40)	(0.02)	10.29	3.10
2003		10.46	0.42	(0.03)	(0.43)	(0.02)	10.40	3.82
2002		10.17	0.45	0.27	(0.43)	—	10.46	7.31
2001		9.76	0.44	0.41	(0.44)	—	10.17	8.89
Minnesota Tax Free Fund
Class A
2006	(1)	$11.21	$0.23	$(0.07)	$(0.24)	$(0.03)	$11.10	1.46%
2005		11.23	0.45	0.03	(0.45)	(0.05)	11.21	4.42
2004		11.34	0.44	(0.01)	(0.45)	(0.09)	11.23	3.94
2003		11.39	0.48	(0.05)	(0.45)	(0.03)	11.34	3.90
2002		11.06	0.47	0.34	(0.47)	(0.01)	11.39	7.23
2001		10.64	0.53	0.43	(0.54)	—	11.06	9.24
Class C
2006	(1)	$11.17	$0.21	$(0.07)	$(0.22)	$(0.03)	$11.06	1.26%
2005		11.19	0.41	0.03	(0.41)	(0.05)	11.17	4.02
2004		11.31	0.39	(0.01)	(0.41)	(0.09)	11.19	3.45
2003		11.36	0.43	(0.04)	(0.41)	(0.03)	11.31	3.51
2002		11.04	0.43	0.33	(0.43)	(0.01)	11.36	7.10
2001		10.62	0.49	0.43	(0.50)	—	11.04	8.88
Class Y
2006	(1)	$11.20	$0.24	$(0.06)	$(0.26)	$(0.03)	$11.09	1.59%
2005		11.22	0.48	0.03	(0.48)	(0.05)	11.20	4.69
2004		11.33	0.47	(0.01)	(0.48)	(0.09)	11.22	4.20
2003		11.38	0.51	(0.05)	(0.48)	(0.03)	11.33	4.16
2002		11.05	0.49	0.35	(0.50)	(0.01)	11.38	7.84
2001		10.63	0.55	0.44	(0.57)	—	11.05	9.52
Missouri Tax Free Fund
Class A
2006	(1)	$12.14	$0.22	$(0.15)	$(0.23)	$(0.09)	$11.89	0.56%
2005		12.32	0.45	(0.12)	(0.45)	(0.06)	12.14	2.74
2004		12.37	0.45	(0.02)	(0.45)	(0.03)	12.32	3.60
2003		12.47	0.45	(0.04)	(0.45)	(0.06)	12.37	3.45
2002		12.05	0.46	0.47	(0.47)	(0.04)	12.47	7.99
2001	(2)(3)	11.54	0.46	0.50	(0.44)	(0.01)	12.05	8.44
Class C
2006	(1)	$12.12	$0.20	$(0.16)	$(0.20)	$(0.09)	$11.87	0.36%
2005		12.29	0.40	(0.11)	(0.40)	(0.06)	12.12	2.42
2004		12.35	0.40	(0.03)	(0.40)	(0.03)	12.29	3.11
2003		12.46	0.40	(0.04)	(0.41)	(0.06)	12.35	3.05
2002		12.05	0.41	0.48	(0.44)	(0.04)	12.46	7.58
2001	(4)	12.03	—	0.02	—	—	12.05	0.17
Class Y
2006	(1)	$12.15	$0.24	$(0.16)	$(0.24)	$(0.09)	$11.90	0.68%
2005		12.32	0.48	(0.11)	(0.48)	(0.06)	12.15	3.08
2004		12.38	0.48	(0.03)	(0.48)	(0.03)	12.32	3.77
2003		12.48	0.49	(0.05)	(0.48)	(0.06)	12.38	3.71
2002		12.06	0.48	0.48	(0.50)	(0.04)	12.48	8.25
2001	(2)(3)	11.55	0.49	0.50	(0.47)	(0.01)	12.06	8.67

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Minnesota Intermediate Tax Free Fund
Class A
2006	(1)	$27,742	0.85%	3.83%	1.09%	3.59%	6%
2005		32,326	0.85	3.78	1.06	3.57	15
2004		35,047	0.85	3.77	1.05	3.57	8
2003		31,044	0.85	3.85	1.05	3.65	15
2002		19,914	0.85	4.27	1.03	4.09	15
2001		12,408	0.70	4.38	1.13	3.95	13
Class Y
2006	(1)	$184,058	0.70%	3.98%	0.84%	3.84%	6%
2005		197,251	0.70	3.93	0.81	3.82	15
2004		216,906	0.70	3.92	0.80	3.82	8
2003		238,958	0.70	4.01	0.80	3.91	15
2002		251,597	0.70	4.41	0.78	4.33	15
2001		255,939	0.70	4.38	0.88	4.20	13
Minnesota Tax Free Fund
Class A
2006	(1)	$103,903	0.95%	4.14%	1.11%	3.98%	6%
2005		106,783	0.95	4.04	1.06	3.93	16
2004		114,981	0.95	3.87	1.05	3.77	25
2003		125,916	0.95	4.25	1.06	4.14	23
2002		135,607	0.95	4.22	1.09	4.08	26
2001		107,260	0.95	4.84	1.18	4.61	15
Class C
2006	(1)	$9,957	1.35%	3.74%	1.86%	3.23%	6%
2005		9,841	1.35	3.64	1.81	3.18	16
2004		10,387	1.35	3.47	1.80	3.02	25
2003		11,951	1.35	3.85	1.81	3.39	23
2002		11,703	1.35	3.80	1.84	3.31	26
2001		6,382	1.35	4.39	1.58	4.16	15
Class Y
2006	(1)	$50,497	0.70%	4.39%	0.86%	4.23%	6%
2005		46,471	0.70	4.29	0.81	4.18	16
2004		42,900	0.70	4.12	0.80	4.02	25
2003		47,858	0.70	4.50	0.81	4.39	23
2002		54,638	0.70	4.47	0.84	4.33	26
2001		49,078	0.70	5.09	0.93	4.86	15
Missouri Tax Free Fund
Class A
2006	(1)	$28,262	0.95%	3.72%	1.10%	3.57%	12%
2005		30,188	0.95	3.65	1.06	3.54	19
2004		27,114	0.95	3.68	1.05	3.58	15
2003		28,141	0.95	3.69	1.06	3.58	20
2002		26,496	0.95	3.81	1.06	3.70	25
2001	(2)(3)	22,573	0.94	4.23	1.00	4.17	9
Class C
2006	(1)	$192	1.35%	3.32%	1.85%	2.82%	12%
2005		190	1.35	3.25	1.81	2.79	19
2004		218	1.35	3.28	1.80	2.83	15
2003		279	1.35	3.30	1.81	2.84	20
2002		21	1.35	3.28	1.81	2.82	25
2001	(4)	—	—	—	—	—	9
Class Y
2006	(1)	$146,007	0.70%	3.97%	0.85%	3.82%	12%
2005		151,710	0.70	3.90	0.81	3.79	19
2004		152,676	0.70	3.93	0.80	3.83	15
2003		168,094	0.70	3.94	0.81	3.83	20
2002		142,344	0.70	4.06	0.81	3.95	25
2001	(2)(3)	129,715	0.69	4.48	0.75	4.42	9

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  The financial highlights for the Missouri Tax Free Fund prior to September 24, 2001 are those of the Firstar Missouri Tax-Exempt Bond Fund Class A shares and Class I shares. The assets of the Firstar Missouri Tax-Exempt Bond Fund were acquired by Missouri Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar Missouri Tax-Exempt Bond Fund were exchanged for Class A shares and Class Y shares of Missouri Tax Free Fund, respectively.

  (3)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (4)
Nebraska Tax Free Fund
Class A
2006	(1)	$10.58	$0.20	$(0.11)	$(0.20)	$(0.02)	$10.45	0.86%
2005		10.66	0.39	(0.05)	(0.42)	—	10.58	3.20
2004		10.66	0.41	0.03	(0.40)	(0.04)	10.66	4.18
2003		10.70	0.41	(0.04)	(0.40)	(0.01)	10.66	3.57
2002		10.20	0.41	0.49	(0.40)	—	10.70	9.09
2001	(2)	10.00	0.24	0.20	(0.24)	—	10.20	4.48
Class C
2006	(1)	$10.50	$0.17	$(0.11)	$(0.18)	$(0.02)	$10.36	0.58%
2005		10.58	0.35	(0.06)	(0.37)	—	10.50	2.81
2004		10.58	0.35	0.04	(0.35)	(0.04)	10.58	3.80
2003		10.63	0.36	(0.04)	(0.36)	(0.01)	10.58	3.10
2002		10.14	0.36	0.50	(0.37)	—	10.63	8.66
2001	(2)	10.00	0.20	0.17	(0.23)	—	10.14	3.71
Class Y
2006	(1)	$10.58	$0.22	$(0.11)	$(0.22)	$(0.02)	$10.45	0.99%
2005		10.66	0.43	(0.07)	(0.44)	—	10.58	3.45
2004		10.65	0.43	0.04	(0.42)	(0.04)	10.66	4.54
2003		10.69	0.43	(0.03)	(0.43)	(0.01)	10.65	3.82
2002		10.19	0.43	0.50	(0.43)	—	10.69	9.37
2001	(2)	10.00	0.26	0.19	(0.26)	—	10.19	4.51
Ohio Tax Free Fund
Class A
2006	(1)	$10.42	$0.20	$(0.14)	$(0.19)	$(0.01)	$10.28	0.60%
2005		10.52	0.36	(0.06)	(0.36)	(0.04)	10.42	2.86
2004		10.54	0.36	0.07	(0.35)	(0.10)	10.52	4.16
2003		10.58	0.36	(0.03)	(0.37)	—	10.54	3.22
2002	(3)	10.00	0.15	0.59	(0.16)	—	10.58	7.42
Class C
2006	(1)	$10.32	$0.17	$(0.15)	$(0.17)	$(0.01)	$10.16	0.22%
2005		10.41	0.32	(0.05)	(0.32)	(0.04)	10.32	2.58
2004		10.44	0.29	0.09	(0.31)	(0.10)	10.41	3.69
2003		10.57	0.32	(0.12)	(0.33)	—	10.44	1.95
2002	(3)	10.00	0.13	0.58	(0.14)	—	10.57	7.13
Class Y
2006	(1)	$10.43	$0.20	$(0.14)	$(0.21)	$(0.01)	$10.27	0.53%
2005		10.53	0.38	(0.05)	(0.39)	(0.04)	10.43	3.12
2004		10.55	0.38	0.07	(0.37)	(0.10)	10.53	4.42
2003		10.57	0.39	(0.02)	(0.39)	—	10.55	3.65
2002	(3)	10.00	0.16	0.58	(0.17)	—	10.57	7.41
Oregon Intermediate Tax Free Fund
Class A
2006	(1)	$10.07	$0.18	$(0.16)	$(0.18)	$(0.04)	$9.87	0.21%
2005		10.30	0.36	(0.19)	(0.36)	(0.04)	10.07	1.67
2004		10.43	0.37	(0.05)	(0.37)	(0.08)	10.30	3.20
2003		10.49	0.37	(0.03)	(0.38)	(0.02)	10.43	3.31
2002		10.18	0.40	0.31	(0.40)	—	10.49	7.23
2001		9.74	0.43	0.44	(0.43)	—	10.18	9.08
Class Y
2006	(1)	$10.07	$0.19	$(0.16)	$(0.19)	$(0.04)	$9.87	0.28%
2005		10.30	0.38	(0.19)	(0.38)	(0.04)	10.07	1.82
2004		10.43	0.39	(0.05)	(0.39)	(0.08)	10.30	3.35
2003		10.49	0.40	(0.05)	(0.39)	(0.02)	10.43	3.46
2002		10.18	0.42	0.31	(0.42)	—	10.49	7.39
2001		9.74	0.43	0.44	(0.43)	—	10.18	9.08

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Nebraska Tax Free Fund
Class A
2006	(1)	$7,009	0.75%	3.87%	1.32%	3.30%	18%
2005		7,136	0.75	3.78	1.12	3.41	21
2004		4,925	0.75	3.82	1.08	3.49	17
2003		4,869	0.75	3.87	1.07	3.55	15
2002		4,904	0.75	3.98	1.29	3.44	35
2001	(2)	5,090	0.55	4.12	1.38	3.29	30
Class C
2006	(1)	$1,199	1.15%	3.47%	2.07%	2.55%	18%
2005		1,565	1.15	3.38	1.87	2.66	21
2004		1,861	1.15	3.42	1.83	2.74	17
2003		1,657	1.15	3.46	1.82	2.79	15
2002		982	1.15	3.57	2.04	2.68	35
2001	(2)	226	0.95	3.73	1.75	2.93	30
Class Y
2006	(1)	$32,430	0.50%	4.12%	1.07%	3.55%	18%
2005		32,418	0.50	4.03	0.87	3.66	21
2004		29,722	0.50	4.07	0.83	3.74	17
2003		28,120	0.50	4.11	0.82	3.79	15
2002		27,348	0.50	4.22	1.04	3.68	35
2001	(2)	22,443	0.30	4.36	1.13	3.53	30
Ohio Tax Free Fund
Class A
2006	(1)	$865	0.75%	3.58%	1.31%	3.02%	4%
2005		988	0.75	3.41	1.11	3.05	13
2004		1,200	0.75	3.43	1.08	3.10	19
2003		849	0.75	3.52	1.09	3.18	22
2002	(3)	453	0.75	3.25	1.23	2.77	3
Class C
2006	(1)	$220	1.15%	3.20%	2.06%	2.29%	4%
2005		174	1.15	3.01	1.86	2.30	13
2004		120	1.15	3.03	1.83	2.35	19
2003		215	1.15	3.08	1.84	2.39	22
2002	(3)	1	1.15	3.01	1.98	2.18	3
Class Y
2006	(1)	$40,925	0.50%	3.83%	1.06%	3.27%	4%
2005		41,104	0.50	3.66	0.86	3.30	13
2004		39,240	0.50	3.68	0.82	3.36	19
2003		39,465	0.50	3.78	0.84	3.44	22
2002	(3)	38,083	0.50	3.74	0.98	3.26	3
Oregon Intermediate Tax Free Fund
Class A
2006	(1)	$10,382	0.85%	3.60%	1.12%	3.33%	10%
2005		9,356	0.85	3.56	1.06	3.35	20
2004		8,700	0.85	3.62	1.05	3.42	12
2003		8,189	0.85	3.67	1.05	3.47	17
2002		7,030	0.85	3.95	1.05	3.75	18
2001		5,477	0.70	4.27	1.13	3.84	20
Class Y
2006	(1)	$117,196	0.70%	3.75%	0.87%	3.58%	10%
2005		133,613	0.70	3.71	0.81	3.60	20
2004		137,869	0.70	3.77	0.80	3.67	12
2003		146,244	0.70	3.82	0.80	3.72	17
2002		151,928	0.70	4.10	0.80	4.00	18
2001		153,951	0.70	4.28	0.89	4.09	20

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Commenced operations on February 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Commenced operations on April 30, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (6)
Short Tax Free Fund
Class A
2006	(1)	$9.78	$0.12	$(0.06)	$(0.14)	$—	$9.70	0.58%
2005		9.96	0.24	(0.17)	(0.25)	—	9.78	0.67
2004		10.18	0.26	(0.17)	(0.25)	(0.06)	9.96	0.90
2003	(2)	10.00	0.26	0.19	(0.27)	—	10.18	4.54
Class Y
2006	(1)	$9.78	$0.14	$(0.08)	$(0.14)	$—	$9.70	0.65%
2005		9.96	0.26	(0.18)	(0.26)	—	9.78	0.83
2004		10.18	0.27	(0.17)	(0.26)	(0.06)	9.96	1.05
2003	(2)	10.00	0.28	0.18	(0.28)	—	10.18	4.66
Tax Free Fund
Class A
2006	(1)	$11.10	$0.24	$(0.09)	$(0.24)	$(0.04)	$10.97	1.32%
2005		11.18	0.47	0.03	(0.47)	(0.11)	11.10	4.51
2004		11.28	0.47	0.02	(0.48)	(0.11)	11.18	4.45
2003		11.44	0.47	(0.03)	(0.47)	(0.13)	11.28	4.06
2002		10.99	0.47	0.44	(0.46)	—	11.44	8.56
2001	(3)(4)	10.53	0.42	0.43	(0.39)	—	10.99	8.22
Class C
2006	(1)	$11.05	$0.21	$(0.08)	$(0.21)	$(0.04)	$10.93	1.20%
2005		11.13	0.42	0.03	(0.42)	(0.11)	11.05	4.13
2004		11.24	0.43	—	(0.43)	(0.11)	11.13	3.92
2003		11.40	0.42	(0.02)	(0.43)	(0.13)	11.24	3.67
2002		10.96	0.42	0.45	(0.43)	—	11.40	8.14
2001	(5)	10.93	0.01	0.02	—	—	10.96	0.27
Class Y
2006	(1)	$11.11	$0.25	$(0.09)	$(0.25)	$(0.04)	$10.98	1.45%
2005		11.19	0.50	0.02	(0.49)	(0.11)	11.11	4.77
2004		11.29	0.50	0.01	(0.50)	(0.11)	11.19	4.71
2003		11.45	0.50	(0.03)	(0.50)	(0.13)	11.29	4.31
2002		11.00	0.49	0.45	(0.49)	—	11.45	8.84
2001	(3)(4)	10.53	0.44	0.45	(0.42)	—	11.00	8.59

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Short Tax Free Fund
Class A
2006	(1)	$3,378	0.75%	2.60%	1.07%	2.28%	13%
2005		4,103	0.75	2.46	1.06	2.15	32
2004		6,329	0.75	2.55	1.05	2.25	30
2003	(2)	6,448	0.75	2.67	1.05	2.37	54
Class Y
2006	(1)	$269,506	0.60%	2.75%	0.82%	2.53%	13%
2005		329,647	0.60	2.62	0.81	2.41	32
2004		419,359	0.60	2.70	0.80	2.50	30
2003	(2)	396,918	0.60	3.00	0.80	2.80	54
Tax Free Fund
Class A
2006	(1)	$36,192	0.95%	4.26%	1.07%	4.14%	11%
2005		38,205	0.95	4.20	1.06	4.09	8
2004		40,156	0.95	4.18	1.05	4.08	23
2003		42,942	0.95	4.21	1.05	4.11	23
2002		43,708	0.95	4.20	1.02	4.13	39
2001	(3)(4)	48,769	1.16	4.27	1.18	4.25	3
Class C
2006	(1)	$2,374	1.35%	3.86%	1.82%	3.39%	11%
2005		2,712	1.35	3.80	1.81	3.34	8
2004		2,682	1.35	3.77	1.80	3.32	23
2003		4,880	1.35	3.81	1.80	3.36	23
2002		6,199	1.35	3.82	1.77	3.40	39
2001	(5)	4,494	1.04	5.61	1.04	5.61	3
Class Y
2006	(1)	$459,291	0.70%	4.51%	0.82%	4.39%	11%
2005		436,303	0.70	4.45	0.81	4.34	8
2004		416,651	0.70	4.43	0.80	4.33	23
2003		460,634	0.70	4.46	0.80	4.36	23
2002		497,140	0.70	4.47	0.77	4.40	39
2001	(3)(4)	501,361	0.73	4.32	0.74	4.31	3

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  The financial highlights for the Tax Free Fund prior to September 24, 2001 are those of the Firstar National Municipal Bond Fund Class A shares and Class I shares. The assets of the Firstar National Municipal Bond Fund were acquired by Tax Free Fund on September 24, 2001. In connection with such acquisition, Class A shares and Class I shares of the Firstar National Municipal Bond Fund were exchanged for Class A shares and Class Y shares of Tax Free Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Tax Free Fund and the Firstar National Municipal Bond Fund.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements (unaudited as of March 31, 2006)

1 >  Organization

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. As of March 31, 2006, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF's articles of incorporation permit the board of directors to create additional funds in the future. The Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are each diversified open-end management investment companies. The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are each non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

The funds offer Class A and Class Y shares. The Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund also offer Class C shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide a description of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by an independent pricing service that has been approved by the funds' board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of March 31, 2006, the funds held no fair-valued securities. Debt obligations with 60 days or less remaining until maturity

FIRST AMERICAN FUNDS Semiannual Report 2006

will be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly and are payable in cash or reinvested in additional shares of each respective fund. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to book and tax differences for classification of dividends paid by the funds. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal year that the differences arise.

The tax character of distributions made during the six-month period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended March 31, 2006 (estimated) and the fiscal year ended September 30, 2005,were as follows (000):

	2006
Fund	Tax Exempt Income	Ordinary Income	Long Term Gain	Total
Arizona Tax Free Fund	$537	$—	$210	$747
California Intermediate Tax Free Fund	1,097	—	174	1,271
California Tax Free Fund	710	—	65	775
Colorado Intermediate Tax Free Fund	972	—	283	1,255
Colorado Tax Free Fund	455	—	586	1,041
Intermediate Tax Free Fund	13,826	—	1,612	15,438
Minnesota Intermediate Tax Free Fund	4,538	—	1,378	5,916
Minnesota Tax Free Fund	3,600	—	399	3,999
Missouri Tax Free Fund	3,566	—	1,299	4,865
Nebraska Tax Free Fund	835	—	63	898
Ohio Tax Free Fund	815	—	41	856
Oregon Intermediate Tax Free Fund	2,547	—	556	3,103
Short Tax Free Fund	4,417	—	—	4,417
Tax Free Fund	11,109	—	1,623	12,732

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

	2005
Fund	Tax Exempt Income	Ordinary Income	Long Term Gain	Total
Arizona Tax Free Fund	$984	$3	$235	$1,222
California Intermediate Tax Free Fund	2,002	27	329	2,358
California Tax Free Fund	1,203	53	199	1,455
Colorado Intermediate Tax Free Fund	2,077	—	169	2,246
Colorado Tax Free Fund	992	—	177	1,169
Intermediate Tax Free Fund	28,143	—	3,679	31,822
Minnesota Intermediate Tax Free Fund	9,305	—	797	10,102
Minnesota Tax Free Fund	6,755	—	811	7,566
Missouri Tax Free Fund	7,004	—	924	7,928
Nebraska Tax Free Fund	1,581	—	—	1,581
Ohio Tax Free Fund	1,564	—	133	1,697
Oregon Intermediate Tax Free Fund	5,290	—	511	5,801
Short Tax Free Fund	10,220	—	—	10,220
Tax Free Fund	20,510	—	4,409	24,919

As of September 30, 2005, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Arizona Tax Free Fund	$—	$—	$210	$—	$1,337	$1,547
California Intermediate Tax Free Fund	85	16	90	—	2,263	2,454
California Tax Free Fund	12	9	53	—	1,718	1,792
Colorado Intermediate Tax Free Fund	21	19	266	—	2,768	3,074
Colorado Tax Free Fund	52	—	541	—	1,574	2,167
Intermediate Tax Free Fund	6	43	990	—	34,499	35,538
Minnesota Intermediate Tax Free Fund	23	136	1,359	—	9,522	11,040
Minnesota Tax Free Fund	28	172	381	—	9,254	9,835
Missouri Tax Free Fund	2	66	1,257	—	7,803	9,128
Nebraska Tax Free Fund	—	12	63	—	1,553	1,628
Ohio Tax Free Fund	—	29	41	—	1,357	1,427
Oregon Intermediate Tax Free Fund	16	3	556	—	5,159	5,734
Short Tax Free Fund	—	255	—	(625)	(799)	(1,169)
Tax Free Fund	28	157	944	—	30,249	31,378

As of September 30, 2005, Short Tax Free Fund had a capital loss carryforward of $238,000 that will expire in 2013, if not offset by subsequent capital gains.

The Short Tax Free Fund incurred a loss of $387,000 for tax purposes for the period from November 1, 2004 to September 30, 2005. As permitted by tax regulations, the fund intends to elect to defer and treat that loss as arising in the fiscal year ending June 30, 2006.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of that fund's purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. At March 31, 2006, the following funds had outstanding commitments to purchase securities on a when-issued or forward-commitment basis (000):

Fund	Cost	Segregated Assets
California Intermediate Tax Free Fund	$197	$13,154
California Tax Free Fund	394	8,585
Colorado Intermediate Tax Free Fund	186	9,777
Colorado Tax Free Fund	489	5,209
Intermediate Tax Free Fund	5,172	154,597
Missouri Tax Free Fund	4,872	38,500
Nebraska Tax Free Fund	495	8,674
Tax Free Fund	3,806	101,787

FIRST AMERICAN FUNDS Semiannual Report 2006

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds' board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. At March 31, 2006, no fund had investments in illiquid securities.

INVERSE FLOATERS – As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds' shares may be more volatile than if the funds did not invest in such securities. At March 31, 2006, no fund had investments in inverse floaters.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended March 31, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, Inc. ("FAF Advisors"), formerly U.S. Bancorp Asset Management, Inc., manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is 0.50%. FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2006, so that total

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

		Share Class
Fund	A	C	Y
Arizona Tax Free Fund	0.75%	1.15%	0.50%
California Intermediate Tax Free Fund	0.85	NA	0.70
California Tax Free Fund	0.75	1.15	0.50
Colorado Intermediate Tax Free Fund	0.85	NA	0.70
Colorado Tax Free Fund	0.75	1.15	0.50
Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Intermediate Tax Free Fund	0.85	NA	0.70
Minnesota Tax Free Fund	0.95	1.35	0.70
Missouri Tax Free Fund	0.95	1.35	0.70
Nebraska Tax Free Fund	0.75	1.15	0.50
Ohio Tax Free Fund	0.75	1.15	0.50
Oregon Intermediate Tax Free Fund	0.85	NA	0.70
Short Tax Free Fund	0.75	NA	0.60
Tax Free Fund	0.95	1.35	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors' investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds' administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended March 31, 2006, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows (000):

Fund	Amount
Arizona Tax Free Fund	$16
California Intermediate Tax Free Fund	35
California Tax Free Fund	22
Colorado Intermediate Tax Free Fund	30
Colorado Tax Free Fund	14
Intermediate Tax Free Fund	421
Minnesota Intermediate Tax Free Fund	140
Minnesota Tax Free Fund	103
Missouri Tax Free Fund	113
Nebraska Tax Free Fund	26
Ohio Tax Free Fund	26
Oregon Intermediate Tax Free Fund	86
Short Tax Free Fund	191
Tax Free Fund	309

TRANSFER AGENT FEES – USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FAIF. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the transfer agent and shareholder servicing agreement, FAIF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

FIRST AMERICAN FUNDS Semiannual Report 2006

For the six-month period ended March 31, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Arizona Tax Free Fund	$18
California Intermediate Tax Free Fund	38
California Tax Free Fund	24
Colorado Intermediate Tax Free Fund	32
Colorado Tax Free Fund	15
Intermediate Tax Free Fund	451
Minnesota Intermediate Tax Free Fund	150
Minnesota Tax Free Fund	110
Missouri Tax Free Fund	121
Nebraska Tax Free Fund	28
Ohio Tax Free Fund	28
Oregon Intermediate Tax Free Fund	93
Short Tax Free Fund	205
Tax Free Fund	331

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended March 31, 2006, custodian fees for the Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund were increased by $236, $58, $55, $56, $84, $0, $382, $651, $20, $45, $332, $541, $1,352, and $2 as a result of overdrafts and reduced by $1, $11, $0, $24, $187, $808, $515, $80, $1, $42, $0, $7, $43, and $55 as a result of interest earned, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 1.00% of each fund's average daily net assets of the Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees. For Class A shares, Quasar is limiting its fees to 0.15% of average daily net assets for California Intermediate Tax Free Fund, Colorado Intermediate Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. For Class C shares, Quasar is limiting its fees to 0.65% of average daily net assets for Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund.

For the six-month period ended March 31, 2006, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows (000):

Fund	Amount
Arizona Tax Free Fund	$3
California Intermediate Tax Free Fund	2
California Tax Free Fund	6
Colorado Intermediate Tax Free Fund	6
Colorado Tax Free Fund	6
Intermediate Tax Free Fund	17
Minnesota Intermediate Tax Free Fund	15
Minnesota Tax Free Fund	17
Missouri Tax Free Fund	—	*
Nebraska Tax Free Fund	3
Ohio Tax Free Fund	—	*
Oregon Intermediate Tax Free Fund	5
Short Tax Free Fund	2
Tax Free Fund	5

*  Rounds to zero.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the six-month period ended March 31, 2006 (000):

Fund	Amount
Arizona Tax Free Fund	$6
California Intermediate Tax Free Fund	3
California Tax Free Fund	19
Colorado Intermediate Tax Free Fund	8
Colorado Tax Free Fund	15
Intermediate Tax Free Fund	20
Minnesota Intermediate Tax Free Fund	16
Minnesota Tax Free Fund	19
Missouri Tax Free Fund	31
Nebraska Tax Free Fund	5
Ohio Tax Free Fund	3
Oregon Intermediate Tax Free Fund	7
Short Tax Free Fund	22
Tax Free Fund	23

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended March 31, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended March 31, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds' shares were as follows (000):

Fund	Amount
Arizona Tax Free Fund	$2
California Intermediate Tax Free Fund	3
California Tax Free Fund	56
Colorado Intermediate Tax Free Fund	1
Colorado Tax Free Fund	28
Intermediate Tax Free Fund	4
Minnesota Intermediate Tax Free Fund	7
Minnesota Tax Free Fund	26
Missouri Tax Free Fund	11
Nebraska Tax Free Fund	7
Ohio Tax Free Fund	7
Oregon Intermediate Tax Free Fund	21
Short Tax Free Fund	11
Tax Free Fund	4

4 >  Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Arizona Tax Free Fund		California Intermediate Tax Free Fund		California Tax Free Fund		Colorado Intermediate Tax Free Fund
	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05
Class A:
Shares issued	87	189	92	131	65	373	8	392
Shares issued in lieu of cash distributions	21	37	6	11	16	33	21	39
Shares redeemed	(79)	(162)	(78)	(81)	(86)	(184)	(213)	(454)
Total Class A transactions	29	64	20	61	(5)	222	(184)	(23)
Class C:
Shares issued	—	18	—	—	87	163	—	—
Shares issued in lieu of cash distributions	3	6	—	—	4	6	—	—
Shares redeemed	(22)	(17)	—	—	(46)	(9)	—	—
Total Class C transactions	(19)	7	—	—	45	160	—	—
Class Y:
Shares issued	470	459	648	609	465	536	404	583
Shares issued in lieu of cash distributions	8	6	4	8	2	3	5	5
Shares redeemed	(213)	(44)	(219)	(307)	(345)	(207)	(448)	(810)
Total Class Y transactions	265	421	433	310	122	332	(39)	(222)
Net increase (decrease) in capital shares	275	492	453	371	162	714	(223)	(245)

FIRST AMERICAN FUNDS Semiannual Report 2006

	Colorado Tax Free Fund		Intermediate Tax Free Fund		Minnesota Intermediate Tax Free Fund	Minnesota Tax Free Fund		Missouri Tax Free Fund
	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05
Class A:
Shares issued	133	26	168	714	218	553	822	716	36	374
Shares issued in lieu of cash distributions	35	37	54	114	56	100	185	356	33	51
Shares redeemed	(59)	(243)	(345)	(809)	(674)	(859)	(1,175)	(1,782)	(179)	(140)
Total Class A transactions	109	(180)	(123)	19	(400)	(206)	(168)	(710)	(110)	285
Class C:
Shares issued	9	42	—	—	—	—	92	83	—	—
Shares issued in lieu of cash distributions	14	15	—	—	—	—	18	34	—	1
Shares redeemed	(33)	(83)	—	—	—	—	(91)	(164)	—	(3)
Total Class C transactions	(10)	(26)	—	—	—	—	19	(47)	—	(2)
Class Y:
Shares issued	353	122	6,034	10,127	1,327	1,581	902	779	864	1,808
Shares issued in lieu of cash distributions	3	1	166	321	28	33	10	19	21	23
Shares redeemed	(164)	(202)	(7,141)	(8,735)	(2,314)	(3,175)	(509)	(471)	(1,104)	(1,732)
Total Class Y transactions	192	(79)	(941)	1,713	(959)	(1,561)	403	327	(219)	99
Net increase (decrease) in capital shares	291	(285)	(1,064)	1,732	(1,359)	(1,767)	254	(430)	(329)	382

	Nebraska Tax Free Fund		Ohio Tax Free Fund		Oregon Intermediate Tax Free Fund	Short Tax Free Fund		Tax Free Fund
	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05
Class A:
Shares issued	50	295	13	24	208	202	97	213	157	382
Shares issued in lieu of cash distributions	8	11	1	2	15	22	5	11	68	150
Shares redeemed	(62)	(93)	(25)	(45)	(101)	(139)	(173)	(440)	(369)	(682)
Total Class A transactions	(4)	213	(11)	(19)	122	85	(71)	(216)	(144)	(150)
Class C:
Shares issued	14	39	8	10	—	—	—	—	3	25
Shares issued in lieu of cash distributions	2	4	—	—	—	—	—	—	5	11
Shares redeemed	(49)	(70)	(3)	(5)	—	—	—	—	(36)	(32)
Total Class C transactions	(33)	(27)	5	5	—	—	—	—	(28)	4
Class Y:
Shares issued	360	669	354	779	609	1,909	2,816	6,860	5,260	6,235
Shares issued in lieu of cash distributions	5	9	12	22	33	39	33	69	59	97
Shares redeemed	(324)	(403)	(322)	(590)	(2,041)	(2,067)	(8,792)	(15,310)	(2,782)	(4,293)
Total Class Y transactions	41	275	44	211	(1,399)	(119)	(5,943)	(8,381)	2,537	2.039
Net increase (decrease) in capital shares	4	461	38	197	(1,277)	(34)	(6,014)	(8,597)	2,365	1,893

5 >  Investment Security Transactions

During the six-month period ended March 31, 2006, purchases of securities and proceeds from sales of securities, other than government securities and temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Arizona Tax Free Fund	$9,378	$5,956
California Intermediate Tax Free Fund	8,557	5,778
California Tax Free Fund	6,249	4,582
Colorado Intermediate Tax Free Fund	4,274	7,342
Colorado Tax Free Fund	6,153	3,563
Intermediate Tax Free Fund	75,058	84,175
Minnesota Intermediate Tax Free Fund	12,336	27,271
Minnesota Tax Free Fund	9,719	10,894
Missouri Tax Free Fund	20,920	23,930
Nebraska Tax Free Fund	9,089	7,206
Ohio Tax Free Fund	1,906	3,091
Oregon Intermediate Tax Free Fund	13,052	25,768
Short Tax Free Fund	31,655	119,851
Tax Free Fund	73,376	50,944

The aggregate gross unrealized appreciation and depreciation for securities held by the funds and the total cost of securities for federal income tax purposes at March 31, 2006, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Arizona Tax Free Fund	$1,022	$(115)	$907	$26,511
California Intermediate Tax Free Fund	1,656	(148)	1,508	55,162
California Tax Free Fund	1,421	(125)	1,296	34,626
Colorado Intermediate Tax Free Fund	2,020	(121)	1,899	42,393
Colorado Tax Free Fund	1,215	(66)	1,149	21,574
Intermediate Tax Free Fund	26,704	(2,102)	24,602	627,470
Minnesota Intermediate Tax Free Fund	6,855	(654)	6,201	203,244
Minnesota Tax Free Fund	8,198	(223)	7,975	154,514
Missouri Tax Free Fund	5,521	(483)	5,038	171,923
Nebraska Tax Free Fund	1,117	(94)	1,023	40,053
Ohio Tax Free Fund	927	(111)	816	40,644
Oregon Intermediate Tax Free Fund	3,194	(502)	2,692	123,107
Short Tax Free Fund	494	(2,855)	(2,361)	272,757
Tax Free Fund	25,301	(462)	24,839	469,710

FIRST AMERICAN FUNDS Semiannual Report 2006

Notes to Financial Statements continued

6 >  Concentration of Credit Risk

The Arizona Tax Free Fund, California Intermediate Tax Free Fund, California Tax Free Fund, Colorado Intermediate Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these funds monitor investment concentration, the issuers' ability to meet their obligations may be affected by economic developments in the specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each fund.

The ratings of long-term securities as a percentage of the total value of investments at March 31, 2006, were as follows (unaudited):

Ratings:	Arizona Tax Free Fund	California Intermediate Tax Free Fund	California Tax Free Fund	Colorado Intermediate Tax Free Fund
AAA	48.4%	51.5%	51.9%	52.9%
AA	17.9	10.6	16.5	10.0
A	9.8	19.1	13.7	13.2
BBB	14.0	16.4	15.4	18.6
Non-Rated	9.9	2.4	2.5	5.3
	100%	100%	100%	100%

Ratings:	Colorado Tax Free Fund	Intermediate Tax Free Fund	Minnesota Intermediate Tax Free Fund	Minnesota Tax Free Fund	Missouri Tax Free Fund
AAA	62.1%	57.4%	46.8%	35.6%	60.6%
AA	5.9	12.2	18.8	10.3	24.4
A	12.8	13.4	14.9	28.0	5.3
BBB	18.3	10.3	8.6	7.9	6.1
BB	—	0.7	2.5	1.1	1.0
Non-Rated	0.9	6.0	8.4	17.1	2.6
	100%	100%	100%	100%	100%
Ratings:	Nebraska Tax Free Fund	Ohio Tax Free Fund	Oregon Intermediate Tax Free Fund	Short Tax Free Fund	Tax Free Fund
AAA	40.4%	41.2%	56.4%	40.1%	34.6%
AA	37.7	37.6	34.5	16.9	9.6
A	12.7	16.4	1.4	18.1	21.4
BBB	—	3.8	3.9	15.0	19.5
BB	—	—	—	0.3	1.1
Non-Rated	9.2	1.0	3.8	9.6	13.8
	100%	100%	100%	100%	100%

Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >  Fiscal Year-End Change

On February 23, 2006, the funds' board of directors approved a change in the funds' fiscal year-end from September 30 to June 30, effective with the nine-month period ending June 30, 2006.

FIRST AMERICAN FUNDS Semiannual Report 2006

NOTICE TO SHAREHOLDERS (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to porfolio securities during the most recent 12 month period ended June 30 is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the quarter end.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

FIRST AMERICAN FUNDS ®

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55107

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0127-06 5/2006 SAR-TAXFREEINCOME

First American Funds.

*2006*
*Semiannual Report*

# Income Funds

TABLE OF CONTENTS

Schedule of Investments	18
Statements of Assets and Liabilities	48
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights	58
Notes to Financial Statements	68
Notice to Shareholders	80

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

FIRST AMERICAN INVESTMENT FUNDS, INC.
PROSPECTUS SUPPLEMENT DATED March 7, 2006

This supplement updates the following Prospectuses dated December 30, 2005:

First American Income Funds Class A, Class B and Class C Shares Prospectus

First American Income Funds Class R Shares Prospectus

First American Income Funds Class Y Shares Prospectus

Selected First American Funds Class A Shares Prospectus (as previously supplemented February 22, 2006)

For Class A, B, C, R, and Y shares, this supplement, any previous supplement, and the applicable Prospectus dated December 30, 2005 together constitute a current Prospectus. To request a copy of a Prospectus, please call 800-677-FUND.

Information regarding the portfolio managers primarily responsible for the management of High Income Bond Fund, which is set forth in each Prospectus under the heading "Additional Information — Management — Portfolio Management," is replaced by the following:

High Income Bond Fund. Douglas P. Hedberg has served as the primary portfolio manager for the fund since August 2001. John T. Fruit and Gregory A. Hanson have co-managed the fund since November 2005 and March 2006, respectively.

The portfolio managers' biographies set forth in each Prospectus under the heading "Additional Information — Management — Portfolio Manager Biographies" are supplemented by removing the biography for Philip A. Melville and adding the following:

Gregory A. Hanson, CFA, Head of Taxable Fixed-Income Research, joined U.S. Bancorp Asset Management in 1997. Prior to that, he was a senior portfolio manager at Washington Square Advisers. Mr. Hanson has 29 years of financial industry experience, including 23 years in portfolio management.

IF YOU HAVE ANY QUESTIONS REGARDING THIS PROSPECTUS SUPPLEMENT, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL, OR YOU MAY CALL FIRST AMERICAN FUNDS INVESTOR SERVICES AT 800-677-FUND.

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1

Core Bond fund

Expense Example

As a shareholder of the Core Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$997.60	$4.73
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class B Actual[2]	$1,000.00	$993.90	$8.45
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class C Actual[2]	$1,000.00	$993.80	$8.45
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class R Actual[2]	$1,000.00	$996.60	$5.97
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class Y Actual[2]	$1,000.00	$998.90	$3.49
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of -0.24%, -0.61%, -0.62%, -0.34%, and -0.11% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

2

Core Bond fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	30.6%
Asset-Backed Securities	19.0
U.S. Government & Agency Securities	16.4
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	16.0
Corporate Bonds	10.6
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	4.0
Short-Term Investments	6.5
Other Assets and Liabilities, Net	(3.1)
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	86.8%
AA	1.7
A	3.9
BBB	7.6
100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

3

High Income Bond fund

Expense Example

As a shareholder of the High Income Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,037.10	$5.59
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Class B Actual[2]	$1,000.00	$1,033.30	$9.38
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30
Class C Actual[2]	$1,000.00	$1,033.20	$9.38
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.30
Class R Actual[2]	$1,000.00	$1,037.00	$6.86
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.79
Class Y Actual[2]	$1,000.00	$1,038.40	$4.32
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 3.71%, 3.33%, 3.32%, 3.70%, and 3.84% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

4

High Income Bond fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

High Yield Corporate Bonds	92.5%
Asset-Backed Securities	1.8
Mutual Funds	1.5
Preferred Stocks	0.6
High Grade Corporate Bond	0.4
Common Stocks	0.1
Short-Term Investments	2.8
Other Assets and Liabilities, Net	0.3
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	5.1%
BBB	0.8
BB	30.6
B	46.2
CCC	13.9
D	0.4
Non-Rated	3.0
100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

5

Inflation Protected Securities fund

Expense Example

As a shareholder of the Inflation Protected Securities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$978.60	$4.19
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28
Class C Actual[2]	$1,000.00	$975.00	$7.88
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05
Class R Actual[2]	$1,000.00	$976.90	$5.42
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54
Class Y Actual[2]	$1,000.00	$979.90	$2.96
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of -2.14%, -2.50%, -2.31%, and -2.01% for Class A, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

6

Inflation Protected Securities fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

U.S. Government & Agency Securities	95.4%
Asset-Backed Securities	1.6
Corporate Bonds	1.5
U.S. Government Agency Mortgage-Backed Security	0.3
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	0.1
Short-Term Investments	0.7
Other Assets and Liabilities, Net	0.4
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	98.6%
AA	1.2
BB	0.2
100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

7

Intermediate Government Bond fund

Expense Example

As a shareholder of the Intermediate Government Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$999.40	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual[2]	$1,000.00	$1,001.50	$2.99
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of -0.06% and 0.15% for Class A and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

8

Intermediate Government Bond fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

U.S. Government & Agency Securities	98.4%
Short-Term Investment	0.4
Other Assets and Liabilities, Net	1.2
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

9

Intermediate Term Bond fund

Expense Example

As a shareholder of the Intermediate Term Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,000.40	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual[2]	$1,000.00	$1,001.20	$2.99
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.04% and 0.12% for Class A and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

10

Intermediate Term Bond fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

Asset-Backed Securities	31.6%
U.S. Government & Agency Securities	27.5
Corporate Bonds	18.2
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	12.4
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	5.7
U.S. Government Agency Mortgage-Backed Securities	3.7
Short-Term Investments	0.2
Other Assets and Liabilities, Net	0.7
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	80.3%
AA	2.1
A	6.5
BBB	11.1
100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

11

Short Term Bond fund

Expense Example

As a shareholder of the Short Term Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,010.50	$3.76
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78
Class Y Actual[2]	$1,000.00	$1,012.30	$3.01
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.94	$3.02

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 1.05% and 1.23% for Class A and Class Y, respectively.

FIRST AMERICAN FUNDS Semiannual Report 2006

12

Short Term Bond fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

Asset-Backed Securities	31.0%
U.S. Government & Agency Securities	20.3
Corporate Bonds	15.2
U.S. Government Agency Mortgage-Backed Securities	13.1
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	10.5
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	6.4
Short-Term Investments	3.7
Other Assets and Liabilities, Net	(0.2)
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	80.7%
AA	3.8
A	5.0
BBB	10.1
BB	0.4
100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

13

Total Return Bond fund

Expense Example

As a shareholder of the Total Return Bond Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$999.10	$4.98
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04
Class B Actual[2]	$1,000.00	$995.30	$8.71
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.80
Class C Actual[2]	$1,000.00	$996.40	$8.71
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.21	$8.80
Class R Actual[2]	$1,000.00	$998.00	$6.23
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29
Class Y Actual[2]	$1,000.00	$1,001.30	$3.74
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.00%, 1.75%, 1.75%, 1.25%, and 0.75% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of -0.09%, -0.47%, -0.36%, -0.20% ,and 0.13% for Class A, Class B, Class C, Class R, and Class Y, respectively.

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Total Return Bond fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	26.2%
Asset-Backed Securities	20.2
Corporate Bonds	18.0
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	12.9
U.S. Government & Agency Securities	12.3
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	5.9
Short-Term Investments	7.0
Other Assets and Liabilities, Net	(2.5)
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	81.1%
AA	1.4
A	4.6
BBB	8.9
BB	2.5
B	1.5
100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

15

U.S. Government Mortgage fund

Expense Example

As a shareholder of the U.S. Government Mortgage Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2005, to March 31, 2006.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (10/01/05)	Ending Account Value (3/31/06)	Expenses Paid During Period[1] (10/01/05 to 3/31/06)
Class A Actual[2]	$1,000.00	$1,001.60	$4.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78
Class B Actual[2]	$1,000.00	$998.80	$8.47
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class C Actual[2]	$1,000.00	$997.80	$8.47
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.45	$8.55
Class R Actual[2]	$1,000.00	$1,001.50	$5.99
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04
Class Y Actual[2]	$1,000.00	$1,002.80	$3.50
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53

1  Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2  Based on the actual returns for the six-month period ended March 31, 2006 of 0.16%, -0.12%, -0.22%, 0.15%, and 0.28% for Class A, Class B, Class C, Class R, and Class Y, respectively.

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U.S. Government Mortgage fund continued

Portfolio Allocation as of March 31, 20061  (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	88.7%
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	20.0
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	0.9
Short-Term Investments	1.6
Other Assets and Liabilities, Net	(13.2)
100%

Credit Quality Distribution as of March 31, 20062  (% of market value)

AAA	96.7%
AA	2.9
BBB	0.4
100%

1  Portfolio allocations are subject to change and are not recommendations to buy or sell any security.

2  Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings, the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Schedule of Investments March 31, 2006 (unaudited)

Core Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Mortgage-Backed Securities – 30.6%
Adjustable Rate (a) – 4.0%
Federal Home Loan Mortgage Corporation Pool 5.129%, 05/01/2025, #846757	$376	$384
5.527%, 04/01/2029, #847190	3,162	3,213
5.721%, 03/01/2030, #847180 (b)	4,520	4,607
4.887%, 07/01/2030, #847240 (b)	4,364	4,445
5.261%, 06/01/2031, #846984	1,719	1,745
Federal National Mortgage Association Pool 5.597%, 08/01/2030, #555843 (b)	10,102	10,274
5.767%, 03/01/2031, #545359	1,277	1,309
5.578%, 09/01/2033, #725553	3,576	3,615
5.286%, 11/01/2034, #735054	13,190	12,993
5.000%, 05/01/2035, #357883 (b)	19,505	18,622
4.880%, 09/01/2035, #745168	13,863	13,542
		74,749
Fixed Rate – 26.6%
Federal Home Loan Mortgage Corporation Pool 4.000%, 10/01/2010, #M80855	12,432	11,964
4.500%, 03/01/2018, #P10023	3,066	2,978
4.500%, 05/01/2018, #P10032	6,538	6,354
5.000%, 05/01/2018, #E96700	11,820	11,542
6.500%, 01/01/2028, #G00876	1,567	1,605
6.500%, 11/01/2028, #C00676	2,942	3,014
6.500%, 12/01/2028, #C00689	2,050	2,100
6.500%, 04/01/2029, #C00742	1,247	1,278
6.500%, 07/01/2031, #A17212	6,447	6,590
6.000%, 11/01/2033, #A15521	4,642	4,647
Federal National Mortgage Association Pool 7.750%, 06/01/2008, #001464	6	6
3.790%, 07/01/2013, #386314	25,438	23,224
5.500%, 02/01/2014, #440780 (b)	3,098	3,088
7.000%, 02/01/2015, #535206	816	840
7.000%, 08/01/2016, #591038 (b)	1,776	1,826
5.500%, 12/01/2017, #673010	5,680	5,651
5.000%, 06/01/2018, #555545 (b)	8,469	8,274
5.000%, 11/01/2018, #750989 (b)	20,526	20,052
4.500%, 01/01/2019, #755666 (b)	4,843	4,640
5.000%, 11/01/2019, #725934	4,007	3,910
5.500%, 01/01/2020, #735386 (b)	9,818	9,766
5.500%, 06/01/2020, #735792	8,338	8,294
6.000%, 10/01/2022, #254513	5,371	5,403
5.500%, 10/01/2024, #255456 (b)	13,888	13,681
5.500%, 01/01/2025, #255575	12,118	11,937
5.500%, 02/01/2025, #255628	17,008	16,754
7.000%, 04/01/2026, #340798	593	612
7.000%, 05/01/2026, #250551	598	618
6.500%, 02/01/2029, #252255	2,461	2,524
6.500%, 05/01/2029 (c)	13,605	13,860
6.500%, 12/01/2031, #254169	7,921	8,084
6.000%, 04/01/2032, #745101 (b)	14,488	14,639
7.000%, 07/01/2032, #254379	3,767	3,881
7.000%, 07/01/2032, #545813 (b)	1,651	1,702
7.000%, 07/01/2032, #545815 (b)	1,040	1,072
6.000%, 09/01/2032, #254447 (b)	6,081	6,087
6.000%, 03/01/2033, #688330	9,565	9,574
5.500%, 04/01/2033, #694605 (b)	11,246	11,000
6.500%, 05/01/2033, #555798	8,022	8,207
5.500%, 06/01/2033, #843435 (b)	7,578	7,415
5.500%, 07/01/2033, #709446	13,686	13,385
5.500%, 07/01/2033, #728667	5,189	5,076
5.500%, 08/01/2033, #733380	12,992	12,707

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
5.000%, 10/01/2033, #741897 (b)	$13,884	$13,255
6.000%, 11/01/2033, #772130	1,016	1,016
6.000%, 11/01/2033, #772256	1,203	1,203
5.500%, 12/01/2033, #756202 (b)	9,415	9,209
6.000%, 12/01/2033, #756200	5,021	5,024
5.000%, 03/01/2034, #725205 (b)	8,864	8,463
5.000%, 03/01/2034, #725248 (b)	4,413	4,213
5.000%, 03/01/2034, #725250 (b)	7,868	7,512
5.500%, 04/01/2034, #725424 (b)	11,850	11,590
5.500%, 05/01/2034, #357571	14,875	14,541
5.000%, 06/01/2034, #782909	6,388	6,092
6.500%, 06/01/2034, #735273 (b)	12,548	12,829
5.500%, 10/01/2034, #255411	2,686	2,626
6.000%, 10/01/2034, #781776	2,468	2,469
6.500%, 10/01/2034, #803797 (b)	6,633	6,768
6.000%, 09/01/2035, #832711	9,940	9,944
6.000%, 09/01/2035, #832773	7,590	7,593
5.000%, 04/01/2036 (c)	39,040	37,161
5.500%, 04/01/2036 (c)	19,070	18,611
Government National Mortgage Association Pool 4.750%, 08/20/2023, #8259 (a)	2	2
7.500%, 11/15/2030, #537699 (b)	696	730
6.000%, 11/15/2033, #612374 (b)	9,462	9,579
		500,291
Total U.S. Government Agency Mortgage-Backed Securities (Cost $589,819)		575,040
Asset-Backed Securities – 19.0%
Automotive – 3.9%
Ford Credit Auto Owner Trust Series 2005-B, Class A3 4.170%, 01/15/2009	9,825	9,732
Harley Davidson Motorcycle Trust Series 2005-4, Class A2 4.850%, 06/15/2012	7,325	7,260
Hertz Vehicle Financing Series 2005-2A, Class A6 5.080%, 11/25/2011 (d)	14,690	14,480
Nissan Auto Receivables Owner Trust Series 2006-A, Class A2 4.800%, 06/16/2008	13,405	13,367
Triad Auto Receivables Owner Trust Series 2006-A, Class A3 4.770%, 01/12/2011	11,140	11,041
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4 4.860%, 04/20/2012	18,400	18,215
		74,095
Commercial – 10.6%
Bank of America Commercial Mortgage Series 2004-5, Class A3 4.561%, 11/10/2041	14,830	14,202
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, 12/11/2040 (b)	10,185	10,047
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX 5.449%, 02/05/2019 (d)	9,225	9,168
Series 2005-LP5, Class A2 4.630%, 05/10/2043	14,180	13,804

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

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Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2 6.538%, 06/15/2031	$6,629	$6,732
GE Capital Commercial Mortgage Corporation Series 2005-C3, Class A2 4.853%, 07/10/2045	11,590	11,370
Global Signal Trust Series 2004-2A, Class A 4.232%, 12/15/2014 (d)	11,480	11,058
Series 2006-1, Class C 5.707%, 02/15/2036 (d)	8,093	8,028
GMAC Commercial Mortgage Securities Series 2004-C2, Class A1 3.896%, 08/10/2038	9,273	9,043
Series 2005-C1, Class A2 4.471%, 05/10/2043	19,200	18,609
Greenwich Capital Commercial Funding Series 2003-C1, Class A2 3.285%, 07/05/2035	14,170	13,356
J.P. Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A4 5.179%, 12/15/2044	8,635	8,436
LB-UBS Commercial Mortgage Trust Series 2003-C3, Class A2 3.086%, 05/15/2027	19,520	18,686
Series 2005-C7, Class A2 5.103%, 11/15/2030	12,790	12,629
Morgan Stanley Capital Investments Series 1999-FNV1, Class A1 6.120%, 03/15/2031	49	49
Nomura Asset Securities Series 1998-D6, Class A1B 6.590%, 03/15/2030	12,465	12,754
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A5 4.661%, 05/15/2044	21,390	20,373
		198,344
Credit Card – 2.5%
American Express Credit Account Series 2004-4, Class C 5.040%, 03/15/2012 (a) (d)	4,500	4,521
Citibank Credit Card Issuance Trust Series 2006-B2, Class B2 5.150%, 03/07/2011	7,775	7,727
MBNA Credit Card Master Note Trust Series 2003-C6, Class C6 5.750%, 12/15/2010 (a)	4,800	4,906
Series 2005-A1, Class A1 4.200%, 09/15/2010	14,285	14,023
Providian Gateway Master Trust Series 2004-DA, Class A 3.350%, 09/15/2011 (d)	15,310	14,882
		46,059
Home Equity – 0.6%
Amresco Residential Security Mortgage Series 1997-3, Class A9 6.960%, 03/25/2027	514	512
Countrywide Asset-Backed Certificates Series 2003-BC1, Class A1 5.218%, 03/25/2033 (a)	1,008	1,010
Series 2003-SC1, Class M2 6.318%, 09/25/2023 (a)	2,354	2,374

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
First Franklin Mortgage Loan Series 2004-FFB, Class A3 4.264%, 06/25/2024	$1,519	$1,513
Residential Asset Securities Series 2004-KS3, Class A2B2 5.028%, 04/25/2034 (a)	3,551	3,566
Saxon Asset Securities Trust Series 2004-1, Class A 5.088%, 03/25/2035 (a)	2,190	2,191
		11,166
Other – 1.4%
Small Business Administration Series 2005-P10B, Class 1 4.940%, 08/10/2015	10,901	10,454
Series 2006-P10A, Class 1 5.408%, 02/10/2016	16,850	16,665
		27,119
Total Asset-Backed Securities (Cost $364,770)		356,783
U.S. Government & Agency Securities – 16.4%
U.S. Agency Debentures – 3.0%
Federal Home Loan Mortgage Corporation, Callable 03/01/2006 @ 100 4.375%, 03/01/2010	19,000	18,425
Federal National Mortgage Association 6.125%, 03/15/2012 (b)	9,200	9,636
5.250%, 08/01/2012 (b)	28,285	27,998
		56,059
U.S. Treasuries – 13.4%
U.S. Treasury Bonds 9.000%, 11/15/2018 (b)	25,280	34,614
8.750%, 08/15/2020 (b)	6,300	8,653
6.250%, 08/15/2023 (b)	33,500	37,994
7.625%, 02/15/2025 (b)	6,055	7,914
5.500%, 08/15/2028 (b)	11,850	12,554
4.500%, 02/15/2036 (b)	27,675	25,967
U.S. Treasury Notes 2.500%, 10/31/2006 (b)	1,565	1,544
4.000%, 09/30/2007 (b)	5,790	5,719
3.375%, 11/15/2008 (b)	38,530	37,166
4.375%, 11/15/2008 (b)	14,060	13,900
4.500%, 11/15/2015 (b)	67,760	65,754
		251,779
Total U.S. Government & Agency Securities (Cost $315,711)		307,838
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 16.0%
Adjustable Rate (a) – 7.1%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21 4.747%, 01/25/2036	11,796	11,658
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A 4.862%, 09/25/2035	13,359	13,037
Granite Mortgages Series 2003-1, Class 1C 6.051%, 01/20/2043	7,000	7,140

FIRST AMERICAN FUNDS Semiannual Report 2006

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Schedule of Investments March 31, 2006 (unaudited)

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
MLCC Mortgage Investors Series 2003-G, Class A3 5.770%, 01/25/2029	$6,139	$6,189
Series 2003-H, Class A3A 5.844%, 01/25/2029	1,663	1,672
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 6.236%, 11/25/2034	8,651	8,719
Sequoia Mortgage Trust Series 2004-4, Class X1 0.800%, 05/20/2034 (e)	143,649	1,079
Series 2004-5, Class A1 5.534%, 06/20/2034	5,854	5,912
Series 2004-7, Class A2 5.916%, 08/20/2034	4,833	4,863
Structured Adjustable Rate Mortgage Loan Trust Series 2004-11, Class A 6.240%, 08/25/2034	2,432	2,447
Thornburg Mortgage Securities Trust Series 2005-2, Class A1 5.038%, 07/25/2045	8,251	8,247
Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1 4.986%, 10/20/2035	11,359	11,205
Washington Mutual Series 2004-AR7, Class A6 3.945%, 07/25/2034	12,035	11,539
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Class A1 4.819%, 02/25/2033	5,638	5,621
Series 2003-O, Class 5A1 4.825%, 01/25/2034	18,183	17,568
Series 2004-N, Class A3 4.100%, 08/25/2034	16,045	15,826
		132,722
Fixed Rate – 8.9%
Bank of America Mortgage Securities Series 2003-6, Class 1A30 4.750%, 08/25/2033	7,350	7,113
Series 2004-G, Class 2A3 4.232%, 08/25/2034	8,507	8,448
Citicorp Mortgage Securities Series 2005-4, Class 1A6 5.500%, 07/25/2035	13,732	13,067
Countrywide Alternative Loan Trust Series 2004-2CB, Class 1A1 4.250%, 03/25/2034	6,581	6,425
Series 2004-24CB, Class 1A1 6.000%, 11/25/2034	7,100	7,051
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Class A7 6.500%, 01/25/2035	9,487	9,529
GRP/AG Real Estate Asset Trust Series 2004-2, Class A 4.210%, 07/25/2034 (d)	941	919
Series 2005-1, Class A 4.850%, 01/25/2035 (d)	2,626	2,596
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1 5.500%, 08/25/2019	7,997	7,873
Master Alternative Loans Trust Series 2005-2, Class 1A3 6.500%, 03/25/2035	4,966	4,981
Master Asset Securitization Trust Series 2003-6, Class 3A1 5.000%, 07/25/2018	9,977	9,778

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Residential Asset Mortgage Products Series 2003-SL1, Class M1 7.318%, 04/25/2031	$8,598	$8,398
Series 2004-SL4, Class A3 6.500%, 07/25/2032	4,699	4,767
Residential Asset Securitization Trust Series 2002-A12, Class 1A1 5.200%, 11/25/2032	279	278
Washington Mutual Series 2003-S10, Class A2 5.000%, 10/25/2018	11,103	10,826
Series 2004-CB1, Class 1A 5.250%, 06/25/2019	12,402	12,182
Series 2004-S3, Class 3A3 6.000%, 07/25/2034	7,000	6,847
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class A1 4.750%, 12/25/2018	9,986	9,581
Series 2004-EE, Class B1 3.988%, 12/25/2034	8,619	8,226
Series 2005-12, Class 1A2 5.500%, 11/25/2035	15,000	14,235
Series 2005-14, Class 2A1 5.500%, 12/25/2035	15,097	14,545
Westam Mortgage Financial Series 11, Class A 6.360%, 08/26/2020	83	83
		167,748
Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $307,841)		300,470
Corporate Bonds – 10.6%
Banking – 1.2%
First National Bank of Chicago 8.080%, 01/05/2018	1,388	1,558
Goldman Sachs Group 5.350%, 01/15/2016	14,770	14,266
J.P. Morgan Chase XVII 5.850%, 08/01/2035	4,300	3,998
Shinsei Finance Cayman, 6.418% through 07/20/2016 thereafter variable, 07/20/2048 (b) (d)	3,000	2,953
		22,775
Basic Industry – 0.7%
Celulosa Arauco y Constitucion 5.625%, 04/20/2015	3,000	2,883
Falconbridge 7.350%, 06/05/2012	5,135	5,460
Teck Cominco Limited 6.125%, 10/01/2035	2,975	2,799
Vale Overseas 6.250%, 01/11/2016	2,485	2,445
		13,587
Brokerage – 0.5%
Morgan Stanley 4.750%, 04/01/2014	9,845	9,185
Capital Goods – 0.2%
Hutchison Whampoa International 7.450%, 11/24/2033 (b) (d)	3,900	4,254

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

20

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Communications – 1.1%
AT&T, 9.750% through 05/15/2006 thereafter 8.000%, 11/15/2031	$3,635	$4,340
News America Holdings 7.700%, 10/30/2025	4,015	4,334
Telecom Italia Capital 4.000%, 11/15/2008	5,765	5,555
Verizon Global Funding 7.750%, 12/01/2030	6,470	7,148
		21,377
Consumer Cyclical – 1.0%
CBS 7.875%, 07/30/2030 (b)	3,065	3,338
DaimlerChrysler 4.875%, 06/15/2010	3,735	3,600
Duty Free International 7.000%, 01/15/2004 (f) (g) (h)	2,191	438
Harrah's 5.750%, 10/01/2017	3,345	3,167
May Department Stores 6.700%, 07/15/2034 (b)	4,570	4,645
Target 6.350%, 11/01/2032	4,145	4,425
		19,613
Consumer Non Cyclical – 1.2%
Kraft Foods 4.625%, 11/01/2006	9,850	9,815
6.500%, 11/01/2031	4,265	4,450
Kroger 7.250%, 06/01/2009	7,000	7,323
		21,588
Electric – 1.0%
MidAmerican Energy Holdings 5.875%, 10/01/2012	8,845	8,927
Oncor Electric Delivery 7.000%, 05/01/2032	5,115	5,534
Pacific Gas & Electric 6.050%, 03/01/2034	4,650	4,551
		19,012
Energy – 1.5%
Encana 6.500%, 08/15/2034	5,665	5,928
Gazprom International 7.201%, 02/01/2020 (d)	5,170	5,410
Nexen 5.875%, 03/10/2035	4,140	3,859
Petro-Canada 5.350%, 07/15/2033	3,310	2,890
Tengizcheveroil Finance 6.124%, 11/15/2014 (d)	4,655	4,632
XTO Energy 6.100%, 04/01/2036	5,430	5,284
		28,003
Finance – 0.4%
American General Finance 3.875%, 10/01/2009	7,545	7,181
Insurance – 0.3%
Liberty Mutual Group 6.500%, 03/15/2035 (b) (d)	5,000	4,721

Core Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Natural Gas – 0.2%
Duke Energy Field Services 7.875%, 08/16/2010	$4,200	$4,559
Sovereigns – 1.2%
Russian Federation, 5.000% through 03/31/2007 thereafter 7.500%, 03/31/2030 (d)	5,045	5,518
United Mexican States 5.625%, 01/15/2017	17,520	16,968
		22,486
Technology – 0.1%
Chartered Semiconductor 6.375%, 08/03/2015	1,715	1,690
Total Corporate Bonds (Cost $207,984)		200,031
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 4.0%
Fixed Rate – 3.9%
Federal Home Loan Mortgage Corporation Series 6, Class C 9.050%, 06/15/2019	39	39
Series 162, Class F 7.000%, 05/15/2021	158	158
Series 188, Class H 7.000%, 09/15/2021	344	342
Series 1022, Class J 6.000%, 12/15/2020	51	51
Series 1723, Class PJ 7.000%, 02/15/2024	48	48
Series 1790, Class A 7.000%, 04/15/2022	136	138
Series 1998-M1, Class A2 6.250%, 01/25/2008	2,774	2,793
Series 2763, Class TA 4.000%, 03/15/2011	10,961	10,656
Series 2901, Class UB 5.000%, 03/15/2033	5,000	4,693
Series 2910, Class BE 4.500%, 12/15/2019	10,702	9,846
Series 2981, Class BC 4.500%, 05/15/2020	5,000	4,589
Series 2987, Class KE 5.000%, 12/15/2034 (b)	12,850	12,401
Series T-060, Class 1A4B 5.343%, 03/25/2044	7,569	7,530
Federal National Mortgage Association Series 1988-24, Class G 7.000%, 10/25/2018	78	80
Series 1989-24, Class H 9.000%, 07/25/2019	76	82
Series 1989-90, Class E 8.700%, 12/25/2019	12	12
Series 1990-30, Class E 6.500%, 03/25/2020	44	45
Series 1990-61, Class H 7.000%, 06/25/2020	49	51
Series 1990-72, Class B 9.000%, 07/25/2020	43	46
Series 1990-102, Class J 6.500%, 08/25/2020	55	56
Series 1990-105, Class J 6.500%, 09/25/2020	518	524

FIRST AMERICAN FUNDS Semiannual Report 2006

21

Schedule of Investments March 31, 2006 (unaudited)

Core Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Series 1991-56, Class M 6.750%, 06/25/2021	$204	$207
Series 1992-120, Class C 6.500%, 07/25/2022	82	83
Series 2005-44, Class PC 5.000%, 11/25/2027 (b)	18,520	18,065
		72,535
Z-Bonds (i) – 0.1%
Federal Home Loan Mortgage Corporation Series 1118, Class Z 8.250%, 07/15/2021	80	80
Federal National Mortgage Association Series 1991-134, Class Z 7.000%, 10/25/2021	365	372
Series 1996-35, Class Z 7.000%, 07/25/2026	1,621	1,666
		2,118
Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $77,547)		74,653
Short-Term Investments – 6.5%
Affiliated Money Market Fund – 6.5%
First American Prime Obligations Fund, Class Z (j)	122,859,369	122,859
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bills 4.316%, 04/20/2006 (k)	$540	539
4.462%, 05/18/2006 (k)	195	194
		733
Total Short-Term Investments (Cost $123,592)		123,592
Investments Purchased with Proceeds from Securities Lending (l) – 30.4% (Cost $571,864)		571,864
Total Investments – 133.5% (Cost $2,559,128)		2,510,271
Other Assets and Liabilities, Net – (33.5)%		(630,187)
Total Net Assets – 100.0%		$1,880,084

(a)  Variable Rate Security – The rate shown is the rate in effect at March 31, 2006.

(b)  This security or a portion of this security is out on loan at March 31, 2006. The total loaned securities had a value of $558,294,302 at March 31, 2006. See note 2 in Notes to Financial Statements.

(c)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $69,901,355 or 3.7% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of March 31, 2006, the value of these investments was $93,139,702 or 5.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of

Core Bond Fund (concluded)

the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of March 31, 2006.

(f)  Security considered illiquid. As of March 31, 2006, the value of this investment was $438,224 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)  Security is fair valued. As of March 31, 2006, the fair value of this investment was $438,224 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(h)  Security in default at March 31, 2006.

(i)  Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(j)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(k)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of March 31, 2006. See note 2 in Notes to Financial Statements.

(l)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 year Note Futures	(510)	$(103,968)	June 2006	$166
U.S. Treasury 10 year Note Futures	121	12,873	June 2006	(47)
U.S. Treasury Long Bond Futures	162	17,683	June 2006	(380)
Eurodollar 90 Day Futures	(364)	(344,872)	December 2006	390
				$129

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
UBS	Dow Jones CDX IG Hvol5 Index	Buy	0.85%	12/20/2010	$44,000	$(257)

Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3-Month LIBOR	Receive	4.883%	01/09/2016	$47,500	$1,826
UBS	3-Month LIBOR	Pay	4.753%	01/09/2008	196,500	(1,772)
						$54

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

22

Schedule of Investments March 31, 2006 (unaudited)

High Income Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
High Yield Corporate Bonds – 92.5%
Basic Industry – 13.8%
Abitibi-Consolidated 8.550%, 08/01/2010 (a)	$1,010	$1,015
AK Steel, Callable 06/15/2007 @ 103.88 7.750%, 06/15/2012 (b)	1,000	1,011
Allegheny Technologies 8.375%, 12/15/2011	1,000	1,080
Bowater Canada Finance 7.950%, 11/15/2011 (a)	1,000	997
Caraustar Industries, Callable 04/01/2006 @ 105.25 9.875%, 04/01/2011 (b)	1,000	1,051
Coeur d'Alene Mines, Callable 01/18/2011 @ 100 1.250%, 01/15/2024	750	785
Crystal U.S. Holdings, Series B, 0.000% through 10/01/2009 thereafter 10.500%, 10/01/2014	2,000	1,550
Domtar 7.125%, 08/15/2015 (a) (b)	1,500	1,327
Drummond, Callable 02/15/2011 @ 103.69 7.375%, 02/15/2016 (c)	1,000	997
Equistar Chemicals, Callable 05/01/2007 @ 105.31 10.625%, 05/01/2011	2,000	2,165
Freeport-McMoran Copper & Gold, Callable 02/01/2009 @ 103.44 6.875%, 02/01/2014	1,000	1,000
Geon 7.500%, 12/15/2015	1,000	907
Georgia-Pacific 8.125%, 05/15/2011	1,000	1,040
Hexion, Callable 07/15/2009 @ 104.50 9.000%, 07/15/2014	1,000	1,030
Huntsman ICI Chemicals, Callable 07/15/2008 @ 105.75 11.500%, 07/15/2012	1,320	1,518
IMC Global Series B 10.875%, 06/01/2008	1,000	1,093
Ineos Group Holdings, Callable 02/15/2011 @ 104.25 8.500%, 02/15/2016 (a) (b) (c)	1,500	1,425
International Wire Group, Callable 10/15/2007 @ 105.38 10.000%, 10/15/2011	546	541
James River Coal, Callable 06/01/2009 @ 104.69 9.375%, 06/01/2012	1,000	1,045
LPG International 7.250%, 12/20/2015 (a) (c)	1,750	1,733
Massey Energy, Callable 12/15/2009 @ 103.44 6.875%, 12/15/2013 (c)	1,000	980
Mercer International, Callable 02/15/2009 @ 104.63 9.250%, 02/15/2013 (a)	1,000	890
Neenah Paper, Callable 11/15/2009 @ 103.69 7.375%, 11/15/2014	1,000	940

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Newark Group, Callable 03/15/2009 @ 104.88 9.750%, 03/15/2014	$1,300	$1,183
Nova Chemicals, Callable 11/15/2007 @ 102 7.561%, 11/15/2013 (a) (d)	1,500	1,508
OM Group, Callable 12/15/2006 @ 104.63 9.250%, 12/15/2011	1,500	1,553
Rhodia 10.250%, 06/01/2010 (a)	1,000	1,121
Solo Cup, Callable 02/15/2009 @ 104.25 8.500%, 02/15/2014 (b)	750	705
Southern Copper 7.500%, 07/27/2035 (a)	1,000	973
Stone Container, Callable 07/01/2007 @ 104.19 8.375%, 07/01/2012 (b)	1,000	985
Vedanta Resources 6.625%, 02/22/2010 (a) (c)	1,000	975
Witco 6.875%, 02/01/2026	1,500	1,418
		36,541
Brokerage – 0.6%
E*Trade Financial, Callable 06/15/2008 @ 104 8.000%, 06/15/2011	1,500	1,558
Capital Goods – 8.2%
Allied Waste North America Series B 5.750%, 02/15/2011	1,000	952
Allied Waste North America, Callable 04/15/2008 @ 103.94 7.875%, 04/15/2013 (b)	1,000	1,044
Callable 02/15/2009 @ 103.06 6.125%, 02/15/2014 (b)	1,000	950
Bombardier 6.750%, 05/01/2012 (a) (b) (c)	1,000	955
Case New Holland 7.250%, 01/15/2016 (b)	1,000	980
Case New Holland, Callable 08/01/2007 @ 104.62 9.250%, 08/01/2011	1,000	1,067
Chart Industries, Callable 10/15/2010 @ 104.56 9.125%, 10/15/2015 (c)	1,450	1,497
Compression Polymers, Callable 07/01/2009 @ 105.25 10.500%, 07/01/2013 (c)	1,000	1,020
Crown Cork & Seal 7.375%, 12/15/2026	1,000	930
DRS Technologies, Callable 02/01/2011 @ 103.81 7.625%, 02/01/2018	1,000	1,030
Graham Packaging, Callable 10/15/2009 @ 104.94 9.875%, 10/15/2014 (b)	1,000	1,012
Graphic Packaging International, Callable 08/15/2008 @ 104.75 9.500%, 08/15/2013 (b)	1,000	935

FIRST AMERICAN FUNDS Semiannual Report 2006

23

Schedule of Investments March 31, 2006 (unaudited)

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Greif Brothers, Callable 08/01/2007 @ 104.44 8.875%, 08/01/2012	$700	$746
L-3 Communications, Callable 01/15/2010 @ 102.94 5.875%, 01/15/2015	2,000	1,905
Mid America Waste Systems 12.250%, 02/15/2003 (e) (f) (g) (h)	250	—
Millar Western Forest, Callable 11/15/2008 @ 103.88 7.750%, 11/15/2013 (a)	1,000	770
Nortek, Callable 09/01/2009 @ 104.25 8.500%, 09/01/2014	500	509
Owens-Brockway Glass Container, Callable until 02/15/2007 @ 102.219 8.875%, 02/15/2009	1,000	1,041
Owens-Illinois 8.100%, 05/15/2007 (b)	1,000	1,018
Sequa 9.000%, 08/01/2009	1,000	1,070
Terex, Callable 01/15/2009 @ 103.69 7.375%, 01/15/2014	500	513
Trimas, Callable 06/15/2007 @ 104.94 9.875%, 06/15/2012	1,000	915
United Rentals of North America, Callable 02/15/2009 @ 103.50 7.000%, 02/15/2014	1,000	963
		21,822
Communications – 14.0%
Adelphia Communications 7.875%, 05/01/2009 (e)	2,000	1,160
Alamosa Delaware, Callable 07/31/2007 @ 105.50 11.000%, 07/31/2010	650	723
C & M Finance, Callable 02/01/2011 @ 104.05 8.100%, 02/01/2016 (a) (c)	1,000	1,000
CCH, Callable 09/15/2008 @ 105.12 10.250%, 09/15/2010	1,000	982
Callable 10/01/2010 @ 105.50 11.000%, 10/01/2015	1,000	831
CCO Holdings, Callable 12/15/2006 @ 102 8.616%, 12/15/2010 (b) (d)	1,000	994
Charter Communications Holdings 8.000%, 04/30/2012 (c)	2,000	1,990
Citizens Communications 9.250%, 05/15/2011	1,000	1,097
9.000%, 08/15/2031	500	534
CSC Holdings 7.875%, 02/15/2018	500	501
Series B 7.625%, 04/01/2011	1,000	1,005
Dex Media West, Callable 08/15/2008 @ 104.94 9.875%, 08/15/2013	500	553
Echostar 6.625%, 10/01/2014	2,000	1,932

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Excelcomindo Finance, Callable 01/18/2010 @ 103.56 7.125%, 01/18/2013 (a) (c)	$1,000	$997
Hawaiian Telcom Communications, Callable 05/01/2007 @ 102 9.948%, 05/01/2013 (c) (d)	500	500
Horizon PCS, Callable 07/15/2008 @ 105.69 11.375%, 07/15/2012	900	1,028
Houghton Mifflin, Callable 10/15/2008 @105.75, 0.000% through 10/15/2008 thereafter 11.500%, 10/15/2013 (b)	2,000	1,705
Iesy Repository, Callable 02/15/2010 @ 105.19 10.375%, 02/15/2015 (a) (c)	500	497
Insight Midwest, Callable until 10/31/2006 @ 105.25 10.500%, 11/01/2010	500	526
Intelsat Bermuda, Callable until 07/14/2006 @ 102 9.614%, 01/15/2012 (a) (d)	1,000	1,016
Interpublic Group 7.250%, 08/15/2011	1,000	943
Level 3 Financing, Callable 10/15/2007 @ 105.38 10.750%, 10/15/2011	1,000	1,003
Callable 03/15/2010 @ 106.12 12.250%, 03/15/2013 (b) (c)	500	518
Nextel Partners, Callable 07/01/2007 @ 104.06 8.125%, 07/01/2011	1,000	1,058
Panamsat, Callable 08/15/2009 @ 104.50 9.000%, 08/15/2014	649	683
Paxson Communications, Callable 01/15/2008 @ 102 10.750%, 01/15/2013 (c) (d)	1,000	990
Quebecor Media, Callable 03/15/2011 @ 103.88 7.750%, 03/15/2016 (a) (c)	1,000	1,028
Qwest 8.875%, 03/15/2012 (d)	2,000	2,235
Callable until 06/14/2006 @ 102.69 7.500%, 06/15/2023	1,000	1,016
Qwest Capital Funding 7.000%, 08/03/2009 (b)	2,000	2,030
7.250%, 02/15/2011	1,000	1,014
R.H. Donnelley Finance, Callable 12/15/2007 @ 105.44 10.875%, 12/15/2012 (c)	1,000	1,109
Callable 01/15/2011 @ 104.44 8.875%, 01/15/2016 (c)	500	520
Rogers Wireless 6.375%, 03/01/2014 (a)	1,000	998
Sirius Satellite Radio, Callable 09/01/2009 @ 104.81 9.625%, 08/01/2013 (b)	1,000	975
Time Warner Telecommunications Holdings, Callable 02/15/2009 @ 104.62 9.250%, 02/15/2014 (b)	1,500	1,609
		37,300

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

24

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Consumer Cyclical – 19.2%
Affiliated Computer Services 4.700%, 06/01/2010	$1,500	$1,416
AMC Entertainment, Callable 03/01/2009 @ 104 8.000%, 03/01/2014 (b)	1,000	892
Arvinmeritor 8.750%, 03/01/2012 (b)	1,000	985
Asbury Automotive Group, Callable 06/15/2007 @ 104.50 9.000%, 06/15/2012	1,000	1,021
Beazer Homes USA, Callable 04/15/2007 @ 104.19 8.375%, 04/15/2012	1,000	1,039
Bon-Ton Department Stores, Callable 03/15/2010 @ 105.13 10.250%, 03/15/2014 (c)	1,000	962
Buffets, Callable 07/15/2006 @ 105.63 11.250%, 07/15/2010	500	522
Domino's, Series B, Callable 07/01/2007 @ 104.13 8.250%, 07/01/2011	547	561
Felcor Lodging 8.500%, 06/01/2011	500	547
Ford Motor 7.450%, 07/16/2031 (b)	1,000	742
Ford Motor Credit 5.800%, 01/12/2009	3,500	3,196
7.000%, 10/01/2013 (b)	1,000	894
French Lick Resorts & Casino, Callable 04/15/2010 @ 105.38 10.750%, 04/15/2014 (c)	1,250	1,252
Galaxy Entertainment, Callable 12/15/2009 @ 104.94 9.875%, 12/15/2012 (a) (c)	500	521
General Motors 6.375%, 05/01/2008 (b)	1,000	850
8.375%, 07/15/2033 (b)	1,000	732
General Motors Acceptance 5.625%, 05/15/2009	2,000	1,861
6.750%, 12/01/2014 (b)	2,000	1,800
8.000%, 11/01/2031 (b)	1,000	945
Glenoit, Callable until 04/14/2007 @ 100 11.000%, 04/15/2007 (e) (f) (g) (h)	100	—
Goodyear Tire & Rubber 7.857%, 08/15/2011 (b)	500	489
GSC Holdings, Callable 10/01/2009 @ 104 8.000%, 10/01/2012 (b) (c)	1,000	992
IMAX, Callable 12/01/2007 @ 104.81 9.625%, 12/01/2010 (a)	1,000	1,060
Isle of Capri Casinos, Callable 03/01/2009 @ 103.50 7.000%, 03/01/2014 (b)	1,000	988
K Hovnanian Enterprises 6.250%, 01/15/2016	1,250	1,133
7.500%, 05/15/2016	500	493
KB Home 5.750%, 02/01/2014 (b)	1,000	914
Landrys Restaurants, Callable 12/15/2009 @ 103.75 7.500%, 12/15/2014	1,000	965

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Lear Series B 8.110%, 05/15/2009	$500	$465
Levi Strauss & Co., Callable 01/15/2008 @ 104.88 9.750%, 01/15/2015	1,000	1,053
Linens 'N Things, Callable 01/15/2008 @ 102.00 10.345%, 01/15/2014 (b) (c) (d)	1,000	1,003
M/I Homes 6.875%, 04/01/2012	1,000	925
Majestic Star, Callable 10/15/2008 @ 104.88 9.750%, 10/15/2011 (b) (c)	1,000	1,010
MGM Mirage 8.375%, 02/01/2011 (b)	2,000	2,110
6.875%, 04/01/2016 (c)	1,000	991
Mohegan Tribal Gaming, Callable 02/15/2010 @ 103.44 6.875%, 02/15/2015	750	745
Neiman Marcus Group, Callable 10/15/2010 @ 105.19 10.375%, 10/15/2015 (b) (c)	1,000	1,063
Oxford Industries, Callable 06/01/2007 @ 104.44 8.875%, 06/01/2011	500	515
Park Place Entertainment 7.875%, 03/15/2010	1,000	1,063
Quebecor World Capital, Callable 03/15/2011 @ 104.38 8.750%, 03/15/2016 (a) (c)	1,000	975
Rite Aid, Callable 02/15/2007 @ 104.75 9.500%, 02/15/2011	1,500	1,583
Russell, Callable 05/01/2006 @ 104.63 9.250%, 05/01/2010	500	519
Service Corporation International 7.700%, 04/15/2009	1,000	1,033
Six Flags, Callable 04/15/2008 @ 104.88 9.750%, 04/15/2013 (b)	1,000	1,008
Standard Pacific 7.000%, 08/15/2015	1,000	925
Station Casinos, Callable 03/01/2009 @ 102.58 6.875%, 03/01/2016	500	503
Tenneco Automotive, Callable 11/15/2009 @ 104.31 8.625%, 11/15/2014 (b)	1,000	1,000
Toys R Us 7.375%, 10/15/2018	1,000	735
Trump Entertainment Resorts, Callable 06/01/2010 @ 104.25 8.500%, 06/01/2015	1,000	973
Visteon 7.000%, 03/10/2014	500	385
Warnaco, Callable 06/15/2008 @ 104.44 8.875%, 06/15/2013	1,150	1,222
WCI Communities, Callable 05/01/2007 @ 104.56 9.125%, 05/01/2012	500	509
Wynn Las Vegas, Callable 12/01/2009 @ 103.31 6.625%, 12/01/2014	1,000	971
		51,056

FIRST AMERICAN FUNDS Semiannual Report 2006

25

Schedule of Investments March 31, 2006 (unaudited)

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Consumer Non Cyclical – 6.7%
Angiotech Pharmaceutical, Callable 04/01/2009 @ 105.81 7.750%, 04/01/2014 (a) (c)	$500	$505
Del Monte, Callable 12/15/2007 @ 104.31 8.625%, 12/15/2012	1,000	1,056
Delhaize America 9.000%, 04/15/2031	1,000	1,157
Dole Foods, Callable 03/15/2007 @ 104.44 8.875%, 03/15/2011	356	352
HCA 5.750%, 03/15/2014	1,000	936
6.500%, 02/15/2016	850	828
HCA Columbia Healthcare 8.750%, 09/01/2010	2,000	2,169
Iasis Healthcare Capital, Callable 06/15/2009 @ 104.38 8.750%, 06/15/2014	1,000	1,000
R.J. Reynolds Tobacco 6.500%, 07/15/2010	1,000	1,007
Revlon Consumer Products, Callable 04/01/2008 @ 104.75 9.500%, 04/01/2011	1,000	955
Stater Brothers Holdings, Callable 06/15/2008 @ 104.06 8.125%, 06/15/2012 (b)	1,000	999
Swift & Co., Callable 10/01/2006 @ 106.25 12.500%, 01/01/2010	750	756
Tenet Healthcare 6.500%, 06/01/2012	1,000	900
9.500%, 02/01/2015 (b) (c)	2,000	2,005
Triad Hospitals, Callable 11/15/2008 @103.50 7.000%, 11/15/2013	1,000	985
U.S. Oncology, Callable 08/15/2008 @ 104.50 9.000%, 08/15/2012	1,000	1,035
Vanguard Health Holdings II, Callable 10/01/2009 @ 104.50 9.000%, 10/01/2014	1,000	1,023
		17,668
Electric – 8.0%
AES 9.500%, 06/01/2009 (b)	1,500	1,616
AES Red Oak Series B 9.200%, 11/30/2029	1,000	1,125
Aquila 14.875%, 07/01/2012	500	676
Calpine, Callable 04/01/2008 @ 103 10.135%, 04/01/2010 (d)	1,000	1,065
CMS Energy 8.500%, 04/15/2011	1,185	1,280
Dynegy-Roseton Danskamme Series B 7.670%, 11/08/2016	2,000	2,043
Mirant Americas Generation 9.125%, 05/01/2031	1,500	1,597

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Mission Energy Holdings 13.500%, 07/15/2008	$2,750	$3,156
NRG Energy, Callable 02/01/2011 @ 103.69 7.375%, 02/01/2016	1,000	1,021
Reliant Energy, Callable 07/15/2008 @ 104.75 9.500%, 07/15/2013	750	751
Callable 12/15/2009 @ 103.38 6.750%, 12/15/2014	1,000	883
Sierra Pacific Resources, Callable 03/15/2009 @ 104.31 8.625%, 03/15/2014	1,500	1,628
TXU 4.800%, 11/15/2009	1,000	961
5.550%, 11/15/2014	2,500	2,338
Utilicorp Canada Finance 7.750%, 06/15/2011 (a)	1,000	1,033
		21,173
Energy – 6.2%
Allis-Chalmers Energy, Callable 01/15/2010 @104.50 9.000%, 01/15/2014 (c)	1,500	1,477
Aventine Renewable Energy, Callable 12/15/2006 @ 103 10.910%, 12/15/2011 (c) (d)	1,000	1,050
Bluewater Finance, Callable 02/15/2007 @ 105.13 10.250%, 02/15/2012 (a)	1,000	1,050
Chesapeake Energy 6.500%, 08/15/2017	1,000	988
Chesapeake Energy, Callable 08/15/2009 @ 103.50 7.000%, 08/15/2014	1,000	1,022
El Paso Production, Callable 06/01/2008 @ 103.88 7.750%, 06/01/2013	1,000	1,036
Encore Acquisition, Callable 04/15/2009 @ 103.13 6.250%, 04/15/2014	1,000	958
Harvest Operations, Callable 10/15/2008 @ 103.94 7.875%, 10/15/2011 (a)	1,250	1,225
J. Ray McDermott, Callable 12/15/2008 @ 105.50 11.500%, 12/15/2013 (a) (c)	1,000	1,168
Pioneer Natural Resource 7.200%, 01/15/2028	500	500
Range Resources, Callable 07/15/2008 @ 103.69 7.375%, 07/15/2013	1,000	1,035
Tesoro, Callable 11/01/2010 @ 103.31 6.625%, 11/01/2015 (c)	2,000	1,980
Verasun Energy, Callable 12/15/2009 @ 104.94 9.875%, 12/15/2012 (c)	1,000	1,060
Whiting Petroleum 7.000%, 02/01/2014	1,000	990
Callable 05/01/2009 @ 103.63 7.250%, 05/01/2013	950	948
		16,487

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

26

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Finance – 0.6%
Finova Group 7.500%, 11/15/2009	$550	$183
Gazprombank 6.500%, 09/23/2015	1,500	1,445
		1,628
Industrial Other – 0.3%
Amsted Industries, Callable 10/15/2007 @ 105.13 10.250%, 10/15/2011 (c)	800	882
Insurance – 1.1%
Fairfax Financial Holdings, Callable 07/15/2008 @ 100 5.000%, 07/15/2023 (a) (b)	1,000	891
Ohio Casualty 7.300%, 06/15/2014	1,000	1,042
Unumprovident Finance 6.850%, 11/15/2015 (a) (c)	1,000	1,017
		2,950
Miscellaneous – 2.6%
Dow Jones Series 5-T2, 7.250%, 12/29/2010 (c)	6,829	6,808
Natural Gas – 2.9%
El Paso 6.375%, 02/01/2009 (c)	1,000	989
7.750%, 01/15/2032 (b)	1,000	1,007
Semgroup, Callable 11/15/2010 @ 104.38 8.750%, 11/15/2015 (c)	1,000	1,020
Suburban Propane Partners, Callable 12/15/2008 @ 103.44 6.875%, 12/15/2013 (b)	1,000	960
Tennessee Gas Pipeline 7.500%, 04/01/2017 (b)	1,500	1,598
Williams 6.375%, 10/01/2010 (c)	1,000	990
7.750%, 06/15/2031	1,000	1,060
		7,624
Sovereigns – 1.9%
Federal Republic of Brazil 10.250%, 06/17/2013 (a)	350	425
Republic of Indonesia 6.875%, 03/09/2017 (a) (c)	1,000	985
Republic of Panama 7.250%, 03/15/2015 (a)	500	530
7.125%, 01/29/2026 (a)	1,000	1,020
Republic of Turkey 7.375%, 02/05/2025 (a)	900	933
Republic of Uruguay 8.000%, 11/18/2022 (a)	1,000	1,045
		4,938
Technology – 3.0%
Avago Technologies, Callable 12/01/2009 @ 105.06 10.125%, 12/01/2013 (a) (c)	500	537
Avnet 9.750%, 02/15/2008	1,000	1,070

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Freescale Semiconductor, Callable 07/15/2008 @ 103.44 6.875%, 07/15/2011 (b)	$1,000	$1,022
Hynix Semiconductor, Callable 07/01/2009 @ 105.25 9.875%, 07/01/2012 (a) (b) (c)	500	550
Sanmina Science, Callable 03/01/2009 @ 103.38 6.750%, 03/01/2013 (b)	1,000	952
Serena Software, Callable 03/15/2011 @ 105.19 10.375%, 03/15/2016 (c)	250	262
Sungard Data Systems, Callable 08/15/2009 @ 104.56 9.125%, 08/15/2013 (c)	1,000	1,058
Callable 08/15/2010 @ 105.13 10.250%, 08/15/2015 (c)	1,000	1,053
Xerox 9.750%, 01/15/2009	500	547
7.200%, 04/01/2016	1,000	1,053
		8,104
Transportation – 3.4%
American Airlines Series 2001-1, 7.379%, 11/23/2017	632	573
Continental Airlines Series 2001-1, Class B 7.033%, 12/15/2012	510	488
Series RJ03, 7.875%, 01/02/2020 (b)	852	828
Series 99-2, 7.566%, 09/15/2021	1,693	1,603
Delta Air Lines 7.900%, 12/15/2009 (e)	1,000	265
Series 2000-1 7.920%, 05/18/2012 (e)	1,000	925
Hertz, Callable 01/01/2010 @ 104.44 8.875%, 01/01/2014 (c)	1,750	1,815
Progress Rail Services, Callable 04/01/2008 @ 107.75 7.750%, 04/01/2012 (c)	500	520
United Airlines Series 2000-2, 7.811%, 04/01/2011	1,964	1,954
		8,971
Total High Yield Corporate Bonds (Cost $244,810)		245,510
Asset-Backed Securities – 1.8%
Commercial – 1.8%
GMAC Commercial Mortgage Securities Series 2003-C3, Class A2, 4.223%, 04/10/2040	5,000	4,837

FIRST AMERICAN FUNDS Semiannual Report 2006

27

Schedule of Investments March 31, 2006 (unaudited)

High Income Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Manufactured Housing – 0.0%
Green Tree Financial Series 1998-1, Class A4, 6.040%, 11/01/2029 (f)	$11	$11
Total Asset-Backed Securities (Cost $5,037)		4,848
Mutual Funds – 1.5%
Closed End Funds – 1.5%
Aberdeen Asia-Pacific Income Fund (b)	150,000	891
Eaton Vance Floating-Rate Income Trust (b)	70,000	1,266
Evergreen Managed Income Fund (b)	60,000	973
Pioneer Floating Rate Trust (b)	45,000	826
Total Mutual Funds (Cost $3,951)		3,956
Preferred Stocks – 0.6%
Homebanc, Series A, Callable 03/31/2011 @ 25	10,000	255
iStar Financial, Series G, Callable 12/19/2008 @ 25	20,000	500
NRG Energy, Convertible until 03/16/2009	1,000	240
Pegasus Communications, Fractional Shares (f) (g)	15,109	—
Rural Cellular, Series B, Callable until 05/14/2006 @1,028.44 (PIK)	500	609
Total Preferred Stocks (Cost $1,641)		1,604
High Grade Corporate Bond – 0.4%
Basic Industry – 0.4%
Glencore Funding 6.000%, 04/15/2014 (c) (Cost $971)	$1,000	952
Common Stocks – 0.1%
Canada – 0.0%
Manitoba Telecom Services	40	2
United States – 0.1%
NII Holdings, Class B (h)	3,738	220
Sullivan Broadcast Holdings, Escrow Shares (f) (g) (h)	400	—
		220
Total Common Stocks (Cost $71)		222
Short-Term Investments – 2.8%
Affiliated Money Market Fund – 2.8%
First American Prime Obligations Fund, Class Z (i)	7,435,101	7,435
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bills (j) 4.295%, 04/20/2006	$45	45
4.443%, 05/18/2006	90	89
		134
Total Short-Term Investments (Cost $7,569)		7,569
Investments Purchased with Proceeds from Securities Lending (k) – 18.2%
(Cost $48,199)		48,199
Total Investments – 117.9% (Cost $312,249)		312,860
Other Assets and Liabilities, Net – (17.9)%		(47,385)
Total Net Assets – 100.0%		$265,475

High Income Bond Fund (concluded)

(a)  Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On March 31, 2006, the value of these investments was $34,694,443, which represents 13.1% of total net assets.

(b)  This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a value of $46,904,030 at March 31, 2006. See note 2 in Notes to Financial Statements.

(c)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of March 31, 2006, the value of these investments was $56,182,846 or 21.2% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2006.

(e)  Security in default at March 31, 2006.

(f)  Security considered illiquid. As of March 31, 2006, the value of these investments was $11,113 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(g)  Security is fair valued. As of March 31, 2006, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(h)  Non-income producing security.

(i)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(j)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of March 31, 2006. See note 2 in Notes to Financial Statements.

(k)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

PIK – Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 year Note Futures	29	$5,912	June 2006	$(8)
U.S. Treasury 5 year Note Futures	(32)	(3,342)	June 2006	26
U.S. Treasury 10 year Note Futures	(165)	(17,554)	June 2006	236
U.S. Treasury Long Bond Futures	39	4,257	June 2006	(161)
				$93

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (000)
Citigroup	Dow Jones CDX NA HY5 Index	Sell	3.95%	12/20/2010	$4,900	$375

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

28

Inflation Protected Securities Fund

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
U.S. Government & Agency Securities – 95.4%
Inflation Protected U.S. Treasuries (a) – 95.4%
U.S. Treasury Bonds 2.375%, 01/15/2025	$29,975	$30,124
2.000%, 01/15/2026 (b)	13,085	12,400
3.625%, 04/15/2028 (b)	16,976	20,868
3.875%, 04/15/2029 (b)	14,803	18,999
U.S. Treasury Notes 3.375%, 01/15/2007 (b)	8,446	8,537
3.625%, 01/15/2008 (b)	22,886	23,511
3.875%, 01/15/2009 (b)	22,001	23,034
4.250%, 01/15/2010	6,422	6,900
0.875%, 04/15/2010 (b)	25,116	23,790
3.500%, 01/15/2011	13,697	14,479
3.000%, 07/15/2012	17,421	18,154
1.875%, 07/15/2013	19,268	18,710
2.000%, 01/15/2014	15,316	14,948
2.000%, 07/15/2014	17,170	16,745
1.625%, 01/15/2015 (b)	20,895	19,719
1.875%, 07/15/2015 (b)	16,919	16,272
2.000%, 01/15/2016 (b)	10,987	10,658
Total U.S. Government & Agency Securities (Cost $309,010)		297,848
Asset-Backed Securities – 1.6%
Commercial – 1.1%
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2 6.538%, 06/15/2031	326	331
GMAC Commercial Mortgage Securities Series 2003-C3, Class A2 4.223%, 04/10/2040	2,000	1,935
GS Mortgage Securities II Series 2003-C1, Class A2A 3.590%, 01/10/2040	500	486
Nomura Asset Securities Series 1998-D6, Class A1B 6.590%, 03/15/2030	500	512
		3,264
Other – 0.5%
Global Signal Trust Series 2006-1, Class C 5.707%, 02/15/2036 (c)	1,330	1,319
GRP/AG Real Estate Asset Trust Series 2005-1, Class A 4.850%, 01/25/2035 (c)	325	321
		1,640
Total Asset-Backed Securities (Cost $5,070)		4,904
Corporate Bonds – 1.5%
Banking – 0.7%
SLM Series MTN, Class A 4.700%, 02/01/2010 (d)	2,400	2,305
Foreign Agencies – 0.6%
KFW Series MTN 5.250%, 03/03/2008 (d)	1,900	1,891
Sovereigns – 0.2%
Republic of Turkey 9.000%, 06/30/2011	500	559
Total Corporate Bonds (Cost $4,788)		4,755

Inflation Protected Securities Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
U.S. Government Agency Mortgage-Backed Securities – 0.3%
Fixed Rate – 0.3%
Federal Home Loan Mortgage Corporation Pool 4.000%, 10/01/2010, #M80855 (Cost $797)	$798	$768
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security – 0.1%
Fixed Rate – 0.1%
Federal Home Loan Mortgage Corporation Series 2763, Class TA 4.000%, 03/15/2011 (Cost $1,384)	382	371
Short-Term Investments – 0.7%
Affiliated Money Market Fund – 0.4%
First American Prime Obligations Fund, Class Z (e)	1,181,580	1,182
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bills 4.310%, 04/20/2006 (f)	$485	484
4.431%, 05/18/2006 (f)	490	487
		971
Total Short-Term Investments (Cost $2,153)		2,153
Investments Purchased with Proceeds from Securities Lending (g) – 50.1% (Cost $156,468)		156,468
Total Investments – 149.7% (Cost $478,670)		467,267
Other Assets and Liabilities, Net – (49.7)%		(155,153)
Total Net Assets – 100.0%		$312,114

(a)  U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(b)  This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a value of $152,103,397 at March 31, 2006. See note 2 in Notes to Financial Statements.

(c)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of March 31, 2006, the value of these investments was $1,640,326 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Variable rate security – The rate shown is the rate in effect as of March 31, 2006.

(e)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(f)  Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of March 31, 2006. See note 2 in Notes to Financial Statements.

(g)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

29

Schedule of Investments March 31, 2006 (unaudited)

Inflation Protected Securities Fund (concluded)

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
Canadian Dollar Currency Futures	78	$6,692	June 2006	$(59)
Euro Bund Futures	36	5,112	June 2006	(47)
Euro Currency Futures	40	6,090	June 2006	81
Eurodollar 90 Day Futures	(51)	(48,320)	December 2006	55
Japan 10 Year Bond Futures	(2)	(2,268)	June 2006	27
Japanese Yen Currency Futures	66	7,083	June 2006	(6)
Swiss Franc Currency Futures	40	3,868	June 2006	5
U.S. Treasury 2 Year Note Futures	(292)	(59,527)	June 2006	92
U.S. Treasury 5 Year Note Futures	17	1,775	June 2006	(1)
U.S. Treasury 10 Year Note Futures	(24)	(2,553)	June 2006	16
U.S. Treasury Long Bond Futures	88	9,606	June 2006	(269)
				$(106)

Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3-Month LIBOR	Receive	4.883%	01/09/2016	$7,300	$281
UBS	3-Month LIBOR	Pay	4.753%	01/09/2008	30,400	(274)
UBS	3-Month LIBOR	Pay	5.138%	03/06/2008	45,000	(111)
						$(104)

Intermediate Government Bond Fund

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
U.S. Government & Agency Securities – 98.4%
U.S. Agency Debentures – 53.8%
Federal Farm Credit Bank 1.875%, 01/16/2007	$1,295	$1,263
3.250%, 06/15/2007	1,490	1,458
2.625%, 09/17/2007	2,000	1,932
3.000%, 12/17/2007	1,805	1,747
4.125%, 07/17/2009	1,100	1,066
5.750%, 01/18/2011	1,800	1,846
4.875%, 02/18/2011	1,600	1,580
Federal Home Loan Bank 2.875%, 02/15/2007	3,100	3,041
Callable 04/07/2006 @ 100, 4.430%, 04/07/2008	2,000	1,976
Callable 05/16/2006 @ 100, 4.250%, 05/16/2008	1,600	1,574
Callable 06/13/2006 @ 100, 4.100%, 06/13/2008	1,590	1,559
Tennessee Valley Authority
5.375%, 11/13/2008	2,455	2,473
5.625%, 01/18/2011	3,450	3,512
6.790%, 05/23/2012	3,175	3,434
		28,461
U.S. Treasuries – 44.6%
U.S. Treasury Bond (STRIPS) 0.000%, 11/15/2011 (a)	1,670	1,620
U.S. Treasury Bonds 13.250%, 05/15/2014	2,400	2,979
11.750%, 11/15/2014	1,575	1,932
9.125%, 05/15/2018	805	1,104
9.000%, 11/15/2018	1,075	1,472
8.125%, 08/15/2019	600	779
8.750%, 05/15/2020	490	671
U.S. Treasury Notes
2.500%, 10/31/2006	125	123
3.375%, 11/15/2008	3,865	3,728
3.625%, 07/15/2009	1,060	1,022
3.875%, 05/15/2010	2,845	2,744
3.625%, 06/15/2010	2,250	2,148
3.875%, 07/15/2010	970	935
3.875%, 09/15/2010	270	260
4.375%, 12/15/2010	1,210	1,187
4.500%, 11/15/2015	920	893
		23,597
Total U.S. Government & Agency Securities (Cost $53,600)		52,058
Short-Term Investment – 0.4%
First American U.S. Treasury Money Market Fund, Class Z (b) (Cost $216)	216,345	216
Total Investments – 98.8% (Cost $53,816)		52,274
Other Assets and Liabilities, Net – 1.2%		659
Total Net Assets – 100.0%		$52,933

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

30

Intermediate Government Bond Fund (concluded)

(a)  Principal only – Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(b)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

STRIPS – Separate Trading of Registered Interest and Principal Securities

Intermediate Term Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
Asset-Backed Securities – 31.6%
Automotive – 7.0%
Harley Davidson Motorcycle Trust Series 2005-4, Class A2 4.850%, 06/15/2012	$4,240	$4,202
Hertz Vehicle Financing Series 2005-2A, Class A6 5.080%, 11/25/2011 (a)	8,425	8,305
Honda Auto Receivables Owner Trust Series 2005-5, Class A4 4.690%, 02/15/2011	9,895	9,764
Series 2005-6, Class A4 4.930%, 03/18/2011	7,040	6,987
Nissan Auto Receivables Owner Trust Series 2006-A, Class A2 4.800%, 06/16/2008	7,460	7,439
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4 4.860%, 04/20/2012	10,940	10,830
Wachovia Auto Owner Trust Series 2005-B, Class A4 4.840%, 04/20/2011	10,960	10,854
WFS Financial Owner Trust Series 2004-4, Class A3 2.980%, 09/17/2009	9,170	9,046
		67,427
Commercial – 13.3%
Banc of America Commercial Mortgage Series 2004-4, Class A3 4.128%, 07/10/2042	8,715	8,398
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD2, Class A2 5.408%, 01/15/2046	20,100	20,047
Commercial Mortgage Pass-Through Certificates Series 2006-CN2A, Class A2FX 5.449%, 02/05/2019 (a)	5,040	5,009
Series 2005-LP5, Class A2 4.630%, 05/10/2043	7,345	7,150
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2 6.538%, 06/15/2031	4,596	4,668
GE Capital Commercial Mortgage Corporation Series 2004-C3, Class A2 4.433%, 07/10/2039	11,305	11,007
GMAC Commercial Mortgage Securities Series 2004-C2, Class A1 3.896%, 08/10/2038	6,411	6,252
Series 2005-C1, Class A2 4.471%, 05/10/2043	10,475	10,153
Greenwich Capital Commercial Funding Series 2003-C1, Class A2 3.285%, 07/05/2035	5,000	4,713
GS Mortgage Securities II Series 2003-C1, Class A2A 3.590%, 01/10/2040	13,840	13,464
Series 2004-GG2, Class A1 3.109%, 08/10/2038	3,315	3,292
JP Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A3 5.250%, 12/15/2044 (b)	10,510	10,347
Morgan Stanley Capital Investments Series 1999-FNV1, Class A1 6.120%, 03/15/2031	24	24

FIRST AMERICAN FUNDS Semiannual Report 2006

31

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Nomura Asset Securities Series 1998-D6, Class A1B 6.590%, 03/15/2030	$11,675	$11,945
Wachovia Bank Commercial Mortgage Trust Series 2005-C19, Class A2 4.516%, 05/15/2044	12,533	12,084
		128,553
Credit Card – 6.3%
American Express Credit Account Series 2004-4, Class C 5.040%, 03/15/2012 (a) (b)	3,100	3,114
Chase Issuance Trust Series 2005-A10, Class A10 4.650%, 12/17/2012	18,300	17,892
Citibank Credit Card Issuance Trust Series 2004-A4, Class A4 3.200%, 08/24/2009	10,065	9,787
Series 2006-B2, Class B2 5.150%, 03/07/2011	4,495	4,468
MBNA Credit Card Master Note Trust Series 2003-A1, Class A1 3.300%, 07/15/2010	12,560	12,141
Series 2003-C6, Class C6 5.750%, 12/15/2010 (b)	3,200	3,270
Providian Gateway Master Trust Series 2004-DA, Class A 3.350%, 09/15/2011 (a)	10,355	10,066
		60,738
Home Equity – 0.9%
Amresco Residential Security Mortgage Series 1997-3, Class A9 6.960%, 03/25/2027	351	349
Contimortgage Home Equity Loan Trust Series 1997-2, Class A9 7.090%, 04/15/2028	260	259
Countrywide Series 2003-BC1, Class A1 5.218%, 03/25/2033 (b)	699	700
Equity One Series 2003-4, Class AF3 3.531%, 10/25/2034	1,193	1,188
First Franklin Mortgage Loan Series 2004-FFB, Class A3 4.264%, 06/25/2024	1,101	1,096
Residential Funding Mortgage Securities Series 2004-HI2, Class A3 4.270%, 11/25/2016	3,566	3,543
Saxon Asset Securities Trust Series 2004-1, Class A 5.088%, 03/25/2035 (b)	1,741	1,743
		8,878
Manufactured Housing – 1.1%
Green Tree Financial Series 1996-9, Class A5 7.200%, 01/15/28	231	237
Origen Manufactured Housing Series 2005-A, Class A2 4.490%, 05/15/2018	10,095	9,880
		10,117

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Other – 3.0%
Global Signal Trust Series 2004-2A, Class A 4.232%, 12/15/2014 (a)	$7,390	$7,118
Series 2006-1, Class C 5.707%, 02/15/2036 (a)	4,420	4,385
GRP/AG Real Estate Asset Trust Series 2004-2, Class A 4.210%, 07/25/2034 (a)	470	460
Series 2005-1, Class A 4.850%, 01/25/2035 (a)	1,636	1,618
Small Business Administration Series 2005-P10B, Class 1 4.940%, 08/10/2015	6,502	6,235
Series 2006-P10A, Class 1 5.408%, 02/10/2016	9,450	9,346
		29,162
Total Asset-Backed Securities (Cost $310,965)		304,875
U.S. Government & Agency Securities – 27.5%
U.S. Agency Debentures – 12.1%
Federal Home Loan Bank Callable 04/07/2006 @ 100, 4.430%, 04/07/2008	24,000	23,710
Federal Home Loan Mortgage Corporation Callable 06/23/2006 @ 100, 4.250%, 06/23/2008	11,800	11,599
Callable 08/04/2006 @ 100, 4.500%, 08/04/2008	11,420	11,278
4.375%, 03/01/2010 (c)	12,260	11,889
Federal National Mortgage Association Callable 08/25/2006 @ 100, 4.750%, 08/25/2008 (c)	11,345	11,253
Callable until 08/25/2008 @ 100, 3.875%, 11/17/2008	13,000	12,604
7.250%, 01/15/2010 (c)	11,170	11,968
6.125%, 03/15/2012 (c)	7,020	7,352
5.250%, 08/01/2012 (c)	15,225	15,070
		116,723
U.S. Treasuries (c) – 15.4%
U.S. Treasury Bonds 9.125%, 05/15/2018	18,175	24,927
9.000%, 11/15/2018	25,860	35,408
8.750%, 05/15/2020	11,720	16,056
U.S. Treasury Notes 2.500%, 10/31/2006	12,165	12,003
3.375%, 11/15/2008	11,305	10,905
4.250%, 10/15/2010	9,735	9,508
4.500%, 11/15/2010	3,510	3,463
4.375%, 12/15/2010	24,290	23,826
4.250%, 01/15/2011	9,900	9,654
4.500%, 02/15/2016	3,110	3,025
		148,775
Total U.S. Government & Agency Securities (Cost $270,629)		265,498

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

32

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Corporate Bonds – 18.2%
Banking – 1.0%
Credit Suisse First Boston 3.875%, 01/15/2009	$6,270	$6,035
Mizuho Capital Investment, Callable 06/30/2016 @ 100, 6.686% through 06/30/2016 thereafter variable, 06/30/2046 (a) (c)	3,560	3,504
		9,539
Basic Industry – 1.0%
Celulosa Arauco Constitucion 5.625%, 04/20/2015	2,000	1,922
Falconbridge 7.350%, 06/05/2012	3,290	3,498
Teck Cominco 5.375%, 10/01/2015 (c)	2,810	2,702
Vale Overseas 6.250%, 01/11/2016	1,525	1,500
		9,622
Brokerage – 1.7%
Goldman Sachs Group 5.350%, 01/15/2016 (c)	9,685	9,354
Morgan Stanley 4.750%, 04/01/2014	7,445	6,946
		16,300
Capital Goods – 0.3%
Hutchison Whampoa International 6.250%, 01/24/2014 (a)	2,680	2,719
Communications – 2.0%
Deutsche Telecom 8.500%, 06/15/2010 (c)	3,690	4,019
Telecom De Puerto Rico 6.650%, 05/15/2006	4,000	4,004
Telecom Italia Capital 4.000%, 11/15/2008	3,335	3,213
Verizon Global Funding 7.250%, 12/01/2010	3,750	3,982
6.875%, 06/15/2012	3,925	4,141
		19,359
Consumer Cyclical – 1.7%
CBS 5.625%, 08/15/2012 (c)	3,320	3,263
DaimlerChrysler 6.500%, 11/15/2013	2,230	2,268
Harrah's 5.625%, 06/01/2015 (c)	3,535	3,387
Mohawk Industries 5.750%, 01/15/2011	3,935	3,901
Sabre Holdings 6.350%, 03/15/2016	3,880	3,769
		16,588
Consumer Non Cyclical – 1.1%
Kraft Foods 4.625%, 11/01/2006	6,750	6,726
Kroger 7.450%, 03/01/2008	4,000	4,134
		10,860

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Electric – 2.6%
DTE Energy 7.050%, 06/01/2011	$4,600	$4,862
FPL Group Capital 7.625%, 09/15/2006	4,540	4,585
MidAmerican Energy Holdings 3.500%, 05/15/2008	4,600	4,419
National Rural Utilities 5.750%, 08/28/2009	3,850	3,892
Oncor Electric Delivery 6.375%, 01/15/2015	3,140	3,240
Pacific Gas & Electric 4.200%, 03/01/2011	2,065	1,945
Southern California Edison 5.000%, 01/15/2014	2,000	1,926
		24,869
Energy – 0.7%
Gazprom International 7.201%, 02/01/2020 (a) (c)	3,500	3,663
Tengizcheveroil Finance 6.124%, 11/15/2014 (a)	3,095	3,079
		6,742
Finance – 0.4%
American General Finance 3.875%, 10/01/2009	4,345	4,136
Industrial Other – 0.5%
Johnson Controls 5.250%, 01/15/2011	4,720	4,641
Insurance – 0.4%
Liberty Mutual Group 5.750%, 03/15/2014 (a)	4,340	4,219
Miscellaneous – 1.3%
Core Investment Grade Trust 4.659%, 11/30/2007	12,712	12,559
Natural Gas – 0.7%
Duke Energy Field Services 7.875%, 08/16/2010	6,005	6,518
Real Estate Investment Trusts – 1.4%
Colonial Realty 4.750%, 02/01/2010	4,915	4,738
Istar Financial 5.650%, 09/15/2011 (c)	4,225	4,167
Mack-Cali Realty 7.250%, 03/15/2009	4,500	4,674
		13,579
Sovereigns – 1.2%
Russian Federation, 5.000% through 03/31/2007 thereafter 7.500%, 03/31/2030 (a)	2,930	3,205
United Mexican States 5.625%, 01/15/2017	8,680	8,406
		11,611
Technology – 0.2%
Chartered Semiconductor 5.750%, 08/03/2010 (c)	1,500	1,479
Total Corporate Bonds (Cost $178,602)		175,340

FIRST AMERICAN FUNDS Semiannual Report 2006

33

Schedule of Investments March 31, 2006 (unaudited)

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 12.4%
Adjustable Rate (b) – 9.7%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21 4.747%, 01/25/2036	$6,983	$6,902
CS First Boston Mortgage Securities Series 2003-AR24, Class 2A4 4.033%, 10/25/2033	13,390	13,022
Granite Mortgages Series 2003-1, Class 1C 6.051%, 01/20/2043	4,500	4,590
IMPAC CMB Trust Series 2003-12, Class A1 5.198%, 12/25/2033	2,156	2,156
Sequoia Mortgage Trust Series 2004-4, Class X1 0.800%, 05/20/2034 (d)	80,882	607
Structured Asset Securities Corporation Series 2005-6, Class 5A6 5.000%, 05/25/2035	8,241	7,942
Structured Mortgage Loan Trust Series 2004-11, Class A 6.240%, 08/25/2034	1,681	1,691
Washington Mutual Series 2003-AR10, Class A6 4.065%, 10/25/2033	16,305	15,821
Wells Fargo Mortgage Backed Securities Trust Series 2003-J, Class 2A5 4.450%, 10/25/2033	11,500	10,801
Series 2003-O, Class 5A1 4.825%, 01/25/2034	10,394	10,042
Series 2004-E, Class A5 3.662%, 05/25/2034	9,010	8,650
Series 2004-N, Class A3 4.100%, 08/25/2034	11,108	10,957
		93,181
Fixed Rate – 2.7%
Banc of America Mortgage Securities Series 2005-5, Class 1A21 5.000%, 06/25/2035	7,898	7,646
Bank of America Mortgage Securities Series 2003-6, Class 1A29 4.250%, 08/25/2033	9,000	8,776
Countrywide Alternative Loan Trust Series 2004-2CB, Class 1A1 4.250%, 03/25/2034	4,467	4,362
Salomon Brothers Mortgage Securities Series 1986-1, Class A 6.000%, 12/25/2011	123	122
Wells Fargo Mortgage Backed Securities Trust Series 2004-EE, Class B1 3.988%, 12/25/2034	5,703	5,443
Westam Mortgage Financial Series 11, Class A 6.360%, 08/26/2020	48	48
		26,397
Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $122,621)		119,578

Intermediate Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 5.7%
Fixed Rate – 5.7%
Federal Home Loan Mortgage Corporation Series 2763, Class TA, 4.000%, 03/15/2011	$7,356	$7,150
Series 2613, Class H, 4.500%, 05/15/2018	8,810	8,118
Series 1167, Class E, 7.500%, 11/15/2021	32	32
Series 1286, Class A, 6.000%, 05/15/2022	117	117
Series 1634, Class PH, 6.000%, 11/15/2022	8	8
Series 2893, Class PB, 5.000%, 12/15/2027 (c)	11,590	11,344
Series 2991, Class QD, 5.000%, 08/15/2034	11,705	11,289
Series 2987, Class KE, 5.000%, 12/15/2034 (c)	7,785	7,513
Federal National Mortgage Association Series 1990-89, Class K, 6.500%, 07/25/2020	25	26
Series 2004-76, Class CE, 4.500%, 02/25/2021 (c)	9,670	9,350
Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $56,843)		54,947
U.S. Government Agency Mortgage-Backed Securities – 3.7%
Adjustable Rate (b) – 2.1%
Federal Home Loan Mortgage Corporation Pool 5.447%, 01/01/2028, #786281	2,132	2,186
5.527%, 04/01/2029, #847190	2,959	3,007
5.455%, 10/01/2030, #847209 (c)	5,112	5,215
5.547%, 05/01/2031, #847161	1,417	1,446
5.463%, 09/01/2033, #847210	4,465	4,555
Federal National Mortgage Association Pool 5.845%, 09/01/2033, #725111	3,593	3,666
		20,075
Fixed Rate – 1.6%
Federal Home Loan Mortgage Corporation Pool 5.500%, 09/01/2006, #G40394	86	86
4.000%, 10/01/2010, #M80855	6,792	6,536
Federal National Mortgage Association Pool 6.000%, 07/01/2006, #252632	61	61
3.790%, 07/01/2013, #386314	9,775	8,924
		15,607
Total U.S. Government Agency Mortgage-Backed Securities (Cost $37,042)		35,682

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

34

Intermediate Term Bond Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Short-Term Investments – 0.2%
Affiliated Money Market Fund – 0.1%
First American Prime Obligations Fund, Class Z (e)	1,348,472	$1,348
U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills 4.310%, 04/20/2006 (f)	$325	325
4.461%, 05/18/2006 (f)	170	169
		494
Total Short-Term Investments (Cost $1,842)		1,842
Investments Purchased with Proceeds from Securities Lending (g) – 27.8% (Cost $267,937)		267,937
Total Investments – 127.1% (Cost $1,246,481)		1,225,699
Other Assets and Liabilities, Net – (27.1)%		(261,066)
Total Net Assets – 100.0%		$964,633

(a)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of March 31, 2006, the value of these investments was $60,462,189 or 6.3% of total net assets. See note 2 in Notes to Financial Statements.

(b)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2006.

(c)  This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a value of $261,754,460 at March 31, 2006. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of March 31, 2006.

(e)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(f)  Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of March 31, 2006. See note 2 in Notes to Financial Statements.

(g)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Intermediate Term Bond Fund (concluded)

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
Eurodollar 90 Day Futures	(230)	$(217,914)	December 2006	$246
U.S. Treasury 2 Year Note Futures	(404)	(82,359)	June 2006	146
U.S. Treasury 5 Year Note Futures	(439)	(45,848)	June 2006	243
U.S. Treasury 10 Year Note Futures	473	50,323	June 2006	(468)
U.S. Treasury Long Bond Futures	(64)	(6,986)	June 2006	239
				$406

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	Dow Jones CDX IG Hvol 5 Index	Buy	0.850%	12/20/2010	$24,000	$(140)

Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3-Month LIBOR	Receive	4.883%	01/09/2016	$26,800	$1,030
Citigroup	3-Month LIBOR	Pay	5.000%	02/09/2009	25,000	(184)
UBS	3-Month LIBOR	Pay	4.753%	01/09/2008	110,800	(999)
						$(153)

FIRST AMERICAN FUNDS Semiannual Report 2006

35

Schedule of Investments March 31, 2006 (unaudited)

Short Term Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
Asset Backed Securities – 31.0%
Automotive – 10.0%
AESOP Funding II Series 2003-2A, Class A1 2.740%, 06/20/2007 (a)	$5,000	$4,982
Auto Bond Receivables Trust Series 1993-I, Class A 6.125%, 11/15/2021 (b) (c) (d)	106	—
Capital One Auto Finance Trust Series 2003-A, Class A4A 2.470%, 01/15/2010	6,552	6,435
Ford Credit Auto Owner Trust Series 2005-B, Class A3 4.170%, 01/15/2009	10,000	9,905
Harley-Davidson Motorcycle Trust Series 2003-2, Class A2 2.070%, 02/15/2011	5,622	5,447
Hertz Vehicle Financing Series 2005-2A, Class A2 4.930%, 02/25/2010 (a)	5,460	5,400
Honda Auto Receivables Owner Trust Series 2002-4, Class A4 2.700%, 03/17/2008	1,807	1,788
M&I Auto Loan Trust Series 2005-1, Class A2 4.750%, 06/20/2008	5,000	4,989
Nissan Auto Receivables Owner Trust Series 2005-A, Class A2 3.220%, 07/16/2007	3,599	3,588
Toyota Auto Receivables Owner Trust Series 2003-B, Class A4 2.790%, 01/15/2010	2,000	1,973
Series 2003-A, Class A4 2.200%, 03/15/2010	3,921	3,894
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4 4.860%, 04/20/2012	7,000	6,930
WFS Financial Owner Trust Series 2004-3, Class A3 3.300%, 03/17/2009	4,213	4,173
		59,504
Commercial – 8.6%
Banc of America Commercial Mortgage Series 2004-2, Class A1 2.764%, 11/10/2038	4,947	4,759
Series 2004-4, Class A2 4.041%, 07/10/2042	7,475	7,225
Bear Stearns Commercial Mortgage Securities Series 2004-T14, Class A1 3.570%, 01/12/2041	4,546	4,400
Commercial Mortgage Series 2004-LB3A, Class A1 3.765%, 07/10/2037	5,610	5,507
GMAC Commercial Mortgage Securities Series 2004-C1, Class A2 4.100%, 03/10/2038	4,000	3,848
Greenwich Capital Commercial Funding Series 2004-GG1, Class A2 3.835%, 06/10/2036	5,569	5,443
Series 2005-GG5, Class A2 5.117%, 04/10/2037	7,805	7,721

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
GS Mortgage Securities Series 2004-C1, Class A1 3.659%, 10/10/2028	$5,876	$5,660
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A1 2.946%, 03/15/2029	6,814	6,466
		51,029
Credit Card – 2.6%
Capital One Master Trust Series 2001-3A, Class C 5.720%, 03/16/2009 (a) (e)	2,000	2,002
Citibank Credit Card Issuance Trust Series 2004-A1, Class A1 2.550%, 01/20/2009	800	783
MBNA Credit Card Master Note Trust Series 2005-A1, Class A1 4.200%, 09/15/2010	10,000	9,817
Providian Gateway Master Trust Series 2004-DA, Class A 3.350%, 09/15/2011 (a)	2,625	2,552
		15,154
Equipment Leases – 1.3%
CIT Equipment Collateral Series 2004-VT1, Class A3 2.200%, 03/20/2008	3,399	3,352
CNH Equipment Trust Series 2004-A, Class A3B 2.940%, 10/15/2008	4,675	4,608
		7,960
Home Equity – 3.8%
Equivantage Home Equity Loan Trust Series 1996-1, Class A 6.550%, 10/25/2025	182	182
Series 1996-4, Class A 7.250%, 01/25/2028	632	630
First Franklin Mortgage Loan Series 2004-FFB, Class A3 4.264%, 06/25/2024	901	897
GMAC Mortgage Corporation Loan Trust Series 2004-HE2, Class M1 3.950%, 10/25/2033	4,850	4,681
Home Equity Mortgage Trust Series 2004-6, Class M2 5.321%, 04/25/2035	1,500	1,449
IMC Home Equity Loan Trust Series 1998-3, Class A7 6.720%, 08/20/2029	2,433	2,427
New Century Home Equity Loan Trust Series 1997-NC6, Class A7 7.190%, 01/25/2029	997	993
Residential Funding Mortgage Securities Series 2004-HI2, Class A3 4.270%, 11/25/2016	3,280	3,260
Saxon Asset Securities Trust Series 2004-1, Class M1 5.348%, 03/25/2035 (e)	8,000	8,015
		22,534
Manufactured Housing – 0.5%
Origen Manufactured Housing Series 2005-B, Class A2 5.247%, 12/15/2018	3,230	3,202

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

36

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Other – 1.7%
Global Signal Trust Series 2004-2A, Class A 4.232%, 12/15/2014 (a)	$6,380	$6,145
Series 2006-1, Class C 5.707%, 02/15/2036 (a)	2,750	2,728
GRP/AG Real Estate Asset Trust Series 2004-2, Class A 4.210%, 07/25/2034 (a)	470	460
Series 2005-1, Class A 4.850%, 01/25/2035 (a)	1,175	1,163
		10,496
Utilities – 2.5%
Detroit Edison Securitization Funding Series 2001-1, Class A3 5.875%, 03/01/2010	3,436	3,460
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4 6.910%, 09/15/2009	3,115	3,161
Peco Energy Transition Trust Series, 1999-A, Class A6 6.050%, 03/01/2009	5,253	5,279
Public Service New Hampshire Funding Series 2001-1, Class A2 5.730%, 11/01/2010	2,708	2,726
		14,626
Total Asset Backed Securities (Cost $188,493)		184,505
U.S. Government & Agency Securities – 20.3%
U.S. Agency Debentures – 4.0%
Federal Home Loan Mortgage Corporation 2.280%, 06/02/2006	7,000	6,969
Federal National Mortgage Association 4.000%, 09/02/2008	10,000	9,739
4.250%, 05/15/2009 (f)	7,500	7,316
		24,024
U.S. Treasuries – 16.3%
U.S. Treasury Bond (STRIPS) 0.000%, 11/15/2011 (f) (g)	11,200	10,861
U.S. Treasury Notes 2.500%, 09/30/2006 (f)	9,000	8,898
4.000%, 09/30/2007 (f)	24,000	23,705
4.375%, 12/31/2007 (f)	23,425	23,238
3.125%, 10/15/2008 (f)	25,315	24,297
3.250%, 01/15/2009	6,245	5,991
		96,990
Total U.S. Government & Agency Securities (Cost $121,554)		121,014
Corporate Bonds – 15.2%
Banking – 0.8%
Popular North America 3.875%, 10/01/2008	4,925	4,725
Basic Industry – 0.4%
Potash 7.125%, 06/15/2007	2,075	2,113

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Brokerage – 1.7%
Goldman Sachs Group 7.350%, 10/01/2009 (f)	$2,500	$2,650
Merrill Lynch, Series B 6.130%, 05/16/2006	3,655	3,659
Morgan Stanley 4.000%, 01/15/2010 (f)	4,000	3,801
		10,110
Capital Goods – 0.6%
Boeing Capital 5.650%, 05/15/2006	3,483	3,486
Communications – 1.7%
Telecom De Puerto Rico 6.650%, 05/15/2006	10,000	10,010
Consumer Cyclical – 1.4%
Caesars Entertainment 8.500%, 11/15/2006	2,500	2,541
Federated Department Stores 6.300%, 04/01/2009	3,000	3,066
Ford Motor Credit 6.625%, 06/16/2008	2,500	2,366
		7,973
Consumer Non Cyclical – 0.9%
Kroger 6.375%, 03/01/2008	2,480	2,517
Wellpoint 3.750%, 12/14/2007	3,000	2,922
		5,439
Electric – 2.3%
Calenergy 7.630%, 10/15/2007	6,255	6,448
Constellation Energy Group 6.350%, 04/01/2007	4,275	4,312
Oncor Electric Delivery 5.000%, 09/01/2007	3,000	2,980
		13,740
Energy – 1.2%
Louis Dreyfus Natural Gas 6.875%, 12/01/2007	3,000	3,063
PEMEX Project Funding Master Trust 6.125%, 08/15/2008	4,000	4,030
		7,093
Finance – 1.8%
American General Finance 5.910%, 06/12/2006	1,000	1,001
Ameriprise Financial 5.350%, 11/15/2010	2,000	1,980
Countrywide Home Loans 2.875%, 02/15/2007	4,000	3,916
International Lease Finance 3.125%, 05/03/2007	4,000	3,905
		10,802
Natural Gas – 1.4%
Duke Energy Field Services 5.750%, 11/15/2006	4,915	4,924
Oneok 5.510%, 02/16/2008	2,500	2,496

FIRST AMERICAN FUNDS Semiannual Report 2006

37

Schedule of Investments March 31, 2006 (unaudited)

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Ras Laffan Liquid Natural Gas 7.628%, 09/15/2006 (a)	$831	$831
		8,251
Real Estate Investment Trusts – 0.8%
Istar Financial 6.000%, 12/15/2010	2,500	2,516
Simon Property Group 6.375%, 11/15/2007	2,500	2,536
		5,052
Technology – 0.2%
Chartered Semiconductor 5.750%, 08/03/2010	1,500	1,479
Total Corporate Bonds (Cost $91,586)		90,273
U.S. Government Agency Mortgage-Backed Securities – 13.1%
Adjustable Rate (e) – 7.1%
Federal Home Loan Mortgage Corporation Pool 5.844%, 12/01/2026, #756591	1,331	1,356
5.777%, 01/01/2029, #846946 (f)	945	961
5.437%, 10/01/2029, #786853	714	731
6.269%, 04/01/2030, #972055 (f)	714	731
5.809%, 05/01/2030, #847014 (f)	861	867
5.556%, 06/01/2031, #847367	456	465
5.508%, 08/01/2032, #847331	7,041	7,199
5.993%, 10/01/2032, #847063 (f)	814	831
4.232%, 05/01/2033, #780456	2,421	2,371
Federal National Mortgage Association Pool 5.702%, 11/01/2025, #433988 (f)	1,116	1,130
6.250%, 02/01/2028, #415285	243	248
5.533%, 10/01/2030, #847241	4,341	4,422
5.181%, 06/01/2031, #625338 (f)	699	717
5.973%, 12/01/2031, #535363	2,319	2,389
6.180%, 03/01/2032, #545791	378	385
5.446%, 05/01/2032, #634948 (f)	471	486
5.618%, 05/01/2032, #545717	1,924	1,971
4.496%, 10/01/2032, #661645 (f)	1,560	1,551
4.685%, 12/01/2032, #671884	2,957	2,953
5.967%, 04/01/2034, #775389	1,116	1,139
4.265%, 07/01/2034, #795242 (f)	4,457	4,349
5.676%, 08/01/2036, #555369	1,708	1,735
Government National Mortgage Association Pool 4.750%, 08/20/2021, #8824	319	321
4.750%, 07/20/2022, #8006 (f)	358	361
4.750%, 09/20/2025, #8699	201	203
4.375%, 04/20/2026, #8847	194	194
4.750%, 08/20/2027, #80106	62	62
4.375%, 01/20/2028, #80154	105	106
4.375%, 05/20/2029, #80283 (f)	521	522
4.375%, 06/20/2029, #80291 (f)	903	905
4.375%, 04/20/2031, #80507 (f)	286	287
4.500%, 02/20/2032, #80580 (f)	302	303
		42,251
Fixed Rate – 6.0%
Federal Home Loan Mortgage Corporation Pool 5.500%, 10/01/2006, #M90680	76	77
Callable 10/17/2006 @ 100.00, 4.750%, 10/17/2008 (f)	6,000	5,931
7.750%, 07/01/2009, #184513	8	8

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Federal National Mortgage Association Pool 6.195%, 06/01/2007, #410601	$4,872	$4,882
6.625%, 09/15/2009 (f)	12,355	12,925
5.500%, 05/01/2012, #254340 (f)	1,501	1,497
4.000%, 12/01/2013, #255039	5,638	5,342
4.000%, 07/01/2014, #255322	3,814	3,614
Government National Mortgage Association Pool 4.875%, 11/20/2030, #80469 (f)	526	525
4.500%, 08/20/2031, #80535 (f)	1,121	1,121
		35,922
Total U.S. Government Agency Mortgage-Backed Securities (Cost $79,393)		78,173
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 10.5%
Adjustable Rate (e) – 8.2%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21 4.747%, 01/25/2036	4,528	4,475
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A 4.862%, 11/25/2035	4,507	4,399
Sequoia Mortgage Trust Series 2003-2, Class A1 4.900%, 06/20/2033	3,285	3,285
Series 2004-4, Class B2 5.470%, 05/20/2034	3,917	3,922
Series 2004-7, Class A2 5.916%, 08/20/2034	2,331	2,346
Structured Mortgage Loan Trust Series 2004-11, Class A 6.240%, 08/25/2034	1,325	1,333
Washington Mutual Series 2003-AR3, Class A5 3.927%, 04/25/2033	6,880	6,694
Series 2003-AR10, Class A6 4.065%, 10/25/2033	5,000	4,851
Series 2004-AR7, Class A6 3.945%, 07/25/2034	5,000	4,794
Wells Fargo Mortgage Backed Securities Trust Series 2004-E, Class A5 3.662%, 05/25/2034	5,868	5,634
Series 2004-N, Class A3 4.100%, 08/25/2034	7,000	6,905
		48,638
Fixed Rate – 2.3%
Bank of America Mortgage Securities Series 2004-F, Class 2A2 4.021%, 07/25/2034	4,456	4,443
Citigroup Mortgage Loan Trust Series 2005-WF1, Class A2 4.490%, 02/25/2035	6,650	6,532
Mortgage Capital Funding Series 1997-MC1, Class A3 7.288%, 07/20/2027	325	327
Residential Accredited Loans Series 2003-QS17, Class CB7 5.500%, 09/25/2033	1,654	1,649
Residential Asset Securitization Trust Series 2002-A12, Class 1A1 5.200%, 11/25/2032	250	249
		13,200

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

38

Short Term Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $62,984)		61,838
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 6.4%
Fixed Rate – 6.4%
Federal Home Loan Mortgage Corporation Series 2822, Class VM 5.000%, 04/15/2010	$3,684	$3,648
Series 2763, Class TA 4.000%, 03/15/2011	5,336	5,188
Series 1022, Class J 6.000%, 12/15/2020	51	51
Series 2738, Class UA 3.570%, 12/15/2023 (f)	4,575	4,450
Series 2589, Class GK 4.000%, 03/15/2026 (f)	3,148	3,091
Series 2731, Class PV 4.500%, 05/15/2026	5,000	4,831
Series 2893, Class PB 5.000%, 12/15/2027 (f)	6,367	6,231
Federal National Mortgage Association Series 2004-76, Class CE 4.500%, 02/25/2021 (f)	6,000	5,801
Series 1992-150, Class MA 5.500%, 09/25/2022	142	140
Series 2004-90, Class GA 4.350%, 03/25/2034	4,790	4,580
Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $39,247)		38,011
Short-Term Investments – 3.7%
Affiliated Money Market Fund – 3.6%
First American Prime Obligations Fund, Class Z (h)	21,200,204	21,200
U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills 4.310%, 04/20/2006 (i)	$230	230
4.460%, 05/18/2006 (i)	325	323
		553
Total Short-Term Investments (Cost $21,753)		21,753
Investments Purchased with Proceeds from Securities Lending (j) – 27.7% (Cost $164,998)		164,998
Total Investments – 127.9% (Cost $770,008)		760,565
Other Assets and Liabilities, Net – (27.9)%		(165,847)
Total Net Assets – 100.0%		$594,718

(a)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of March 31, 2006, the value of these investments was $26,263,047 or 4.4% of total net assets. See note 2 in Notes to Financial Statements.

Short Term Bond Fund (concluded)

(b)  Security considered illiquid. As of March 31, 2006, the value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(c)  Security is fair valued. As of March 31, 2006, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security in default at March 31, 2006.

(e)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2006.

(f)  This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a value of $160,782,189 at March 31, 2006. See note 2 in Notes to Financial Statements.

(g)  Principal only – Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(h)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(i)  Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of March 31, 2006. See note 2 in Notes to Financial Statements.

(j)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

STRIPS – Separate Trading of Registered Interest and Principal of Securities

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
Eurodollar 90 Day Futures	(91)	$(86,218)	December 2006	$98
U.S. Treasury 2 Year Note Futures	629	128,228	June 2006	(190)
U.S. Treasury 5 Year Note Futures	(775)	(80,939)	June 2006	645
				$553

Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3-Month LIBOR	Pay	3.568%	01/11/2007	$142,000	$(1,856)
UBS	3-Month LIBOR	Pay	4.520%	08/10/2007	37,000	(369)
UBS	3-Month LIBOR	Pay	4.616%	10/06/2007	57,000	(558)
UBS	3-Month LIBOR	Receive	4.773%	01/17/2011	12,000	269
						$(2,514)

FIRST AMERICAN FUNDS Semiannual Report 2006

39

Schedule of Investments March 31, 2006 (unaudited)

Total Return Bond Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Mortgage-Backed Securities – 26.2%
Adjustable Rate (a) – 5.2%
Federal Home Loan Mortgage Corporation Pool
5.894%, 10/01/2029, #1L0117	$1,588	$1,611
4.887%, 07/01/2030, #847240	1,850	1,885
5.259%, 05/01/2033, #847411	1,154	1,167
Federal National Mortgage Association Pool
5.578%, 09/01/2033, #725553	747	756
5.286%, 11/01/2034, #735054	1,964	1,934
5.000%, 05/01/2035, #357883	2,813	2,686
4.880%, 09/01/2035, #745168	2,733	2,670
5.310%, 12/01/2035, #850865	6,954	6,881
		19,590
Fixed Rate – 21.0%
Federal Home Loan Mortgage Corporation Pool
5.000%, 09/01/2018, #E99575	1,286	1,255
5.500%, 12/01/2020, #G11810	3,787	3,762
6.500%, 07/01/2031, #A17212	4,362	4,459
Federal National Mortgage Association Pool
5.500%, 12/01/2018, #735575 (b)	2,198	2,188
5.500%, 01/01/2020, #735386 (b)	1,661	1,653
5.500%, 06/01/2020, #735792	1,411	1,404
5.500%, 02/01/2025, #255628	3,420	3,369
6.500%, 05/01/2029 (c)	2,725	2,776
6.000%, 04/01/2032, #745101 (b)	1,377	1,392
5.500%, 06/01/2033, #843435 (b)	1,282	1,254
5.000%, 10/01/2033, #741897 (b)	1,551	1,481
5.500%, 11/01/2033, #555967	7,718	7,549
5.000%, 03/01/2034, #725205 (b)	1,433	1,369
5.000%, 03/01/2034, #725250 (b)	1,272	1,215
5.500%, 04/01/2034, #725424 (b)	3,643	3,563
5.000%, 05/01/2034, #725456 (b)	1,282	1,222
5.000%, 06/01/2034, #782909	978	932
5.500%, 09/01/2034, #725773	2,365	2,312
6.000%, 04/01/2035, #735503	4,284	4,286
5.500%, 08/01/2035, #829679 (b)	5,193	5,071
5.500%, 09/01/2035, #842230	2,908	2,840
5.000%, 10/01/2035, #846196	3,129	2,979
5.500%, 10/01/2035, #735899	3,446	3,369
6.000%, 01/01/2036, #831215	3,490	3,491
6.000%, 01/01/2036, #852347	3,494	3,494
5.000%, 04/01/2036 (c)	7,875	7,496
5.500%, 04/01/2036 (c)	3,850	3,757
		79,938
Total U.S. Government Agency Mortgage-Backed Securities (Cost $101,385)		99,528
Asset-Backed Securities – 20.2%
Automotive – 4.5%
Harley Davidson Motorcycle Trust Series 2005-4, Class A2 4.850%, 06/15/2012	1,190	1,179
Hertz Vehicle Financing Series 2005-2A, Class A6 5.080%, 11/25/2011 (d)	2,525	2,488
Nissan Auto Receivables Owner Trust Series 2006-A, Class A2 4.800%, 06/16/2008	2,640	2,634
Triad Auto Receivables Owner Trust Series 2006-A, Class A3 4.770%, 01/12/2011	2,195	2,175

Total Return Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
USAA Auto Owner Trust Series 2003-1, Class A4 2.040%, 02/16/2010	$4,803	$4,753
Volkswagen Auto Loan Enhanced Trust Series 2005-1, Class A4 4.860%, 04/20/2012	4,025	3,985
		17,214
Commercial – 9.3%
Bear Stearns Commerical Mortgage Securities Series 2005-PW10, Class A4 5.405%, 12/11/2040	1,750	1,726
Commercial Mortgage Pass-Through Certificates Series 2005-LP5, Class A2 4.630%, 05/10/2043	5,750	5,598
Series 2006-CN2A, Class A2FX 5.449%, 02/05/2019 (d)	1,805	1,794
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2 6.538%, 06/15/2031	1,733	1,760
GE Capital Commercial Mortgage Corporation Series 2004-C1, Class A2 3.915%, 11/10/2038	3,000	2,857
Series 2005-C3, Class A2 4.853%, 07/10/2045	2,265	2,222
GMAC Commercial Mortgage Securities Series 2003-C3, Class A2 4.223%, 04/10/2040	3,000	2,902
Series 2005-C1, Class A2 4.471%, 05/10/2043	3,750	3,635
Greenwich Capital Commercial Funding Series 2003-C1, Class A2 3.285%, 07/05/2035	1,500	1,414
Series 2005-GG5, Class A5 5.224%, 04/10/2037 (b)	5,275	5,136
J.P. Morgan Chase Commercial Mortgage Securities Series 2005-LDP5, Class A4 5.179%, 12/15/2044	1,510	1,475
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A2 5.103%, 11/15/2030	2,500	2,468
Nomura Asset Securities Series 1998-D6, Class A1B 6.590%, 03/15/2030	2,325	2,379
		35,366
Credit Card – 2.9%
Citibank Credit Card Issuance Trust Series 2003-A5, Class A5 2.500%, 04/07/2008	1,885	1,884
Series 2006-B2, Class B2 5.150%, 03/07/2011	1,640	1,630
MBNA Credit Card Master Note Trust Series 2001-A1, Class A1 5.750%, 10/15/2008	5,630	5,635
Series 2003-A1, Class A1 3.300%, 07/15/2010	405	391
Series 2005-A1, Class A1 4.200%, 09/15/2010	825	810
Providian Gateway Master Trust Series 2004-DA, Class A 3.350%, 09/15/2011 (d)	620	603
		10,953

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

40

Total Return Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Equipment Leases – 0.4%
Caterpillar Financial Asset Trust Series 2004-A, Class A3 3.130%, 01/26/2009	$1,371	$1,351
Home Equity – 1.1%
Ace Securities Series 2003-OP1, Class M3 5.480%, 12/25/2033 (a)	1,500	1,512
GRMT Mortgage Loan Trust Series 2001-1A, Class M1 7.772%, 07/20/2031 (d)	299	302
Residential Asset Securities Series 2004-KS3, Class A2B2 5.028%, 04/25/2034 (a)	2,486	2,496
		4,310
Manufactured Housing – 0.7%
Green Tree Financial Series 1996-8, Class A7 8.050%, 10/15/2027	486	507
Origen Manufactured Housing Series 2005-A, Class A2 4.490%, 05/15/2018	2,250	2,202
		2,709
Other – 1.3%
Global Signal Trust Series 2006-1, Class E 6.495%, 02/15/2036 (d)	1,255	1,251
GRP/AG Real Estate Asset Trust Series 2005-1, Class A 4.850%, 01/25/2035 (d)	384	380
Small Business Administration Series 2006-P10A, Class 1 5.408%, 02/10/2016	3,400	3,363
		4,994
Total Asset-Backed Securities (Cost $77,902)		76,897
Corporate Bonds – 18.0%
Banking – 2.2%
Goldman Sachs Group 5.350%, 01/15/2016	2,920	2,820
J.P. Morgan Chase XVII 5.850%, 08/01/2035	650	604
Mizuho Capital Investment, Callable 06/30/2016 @ 100, 6.686% through 06/30/2016 thereafter variable, 06/30/2046 (b) (d)	1,335	1,314
SOC General Real Estate, Callable 09/30/2007 @ 100 7.640%, 12/29/2049 (a) (d)	1,465	1,507
Wells Fargo, Callable 12/15/2006 @ 103.98 7.960%, 12/15/2026	2,000	2,105
		8,350
Basic Industry – 1.7%
Celulosa Arauco Y Constitucion 8.625%, 08/15/2010	1,500	1,654
Falconbridge 7.350%, 06/05/2012	1,255	1,334
Ineos Group Holdings, Callable 02/15/2011 @ 104.25 8.500%, 02/15/2016 (b) (d)	405	385

Total Return Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
LPG International 7.250%, 12/20/2015 (d)	$805	$797
Southern Copper 7.500%, 07/27/2035	900	876
Teck Cominco Limited 6.125%, 10/01/2035	485	456
Vale Overseas 6.250%, 01/11/2016	535	526
Vedanta Resources 6.625%, 02/22/2010 (d)	575	561
		6,589
Brokerage – 0.5%
Morgan Stanley 4.750%, 04/01/2014	1,945	1,815
Capital Goods – 0.5%
Case New Holland, Callable 03/01/2010 @ 103.56 7.125%, 03/01/2014 (d)	520	513
Hutchison Whampoa International 7.450%, 11/24/2033 (d)	750	818
Owens-Illinois 8.100%, 05/15/2007 (b)	500	509
		1,840
Communications – 2.2%
Alltel 4.656%, 05/17/2007	2,000	1,987
AT&T, 9.050% through 05/15/2006 thereafter 7.300%, 11/15/2011	953	1,030
AT&T, 9.750% through 05/15/2006 thereafter 8.000%, 11/15/2031	700	836
Dex Media West, Callable 08/15/2008 @ 104.94 9.875%, 08/15/2013	500	553
News America Holdings 7.750%, 01/20/2024	680	735
Telecom Italia Capital 4.000%, 11/15/2008 (b)	980	944
Telefonos De Mexico SA de CV (Telemex), Series L 4.750%, 01/27/2010	1,000	965
Verizon Communications 7.750%, 12/01/2030	1,285	1,420
		8,470
Consumer Cyclical – 1.4%
CBS 7.875%, 07/30/2030 (b)	1,000	1,089
DaimlerChrysler 4.875%, 06/15/2010	550	530
Galaxy Entertainment, Callable 12/15/2009 @ 104.94 9.875%, 12/15/2012 (d)	575	599
Harrah's 5.750%, 10/01/2017	520	492
May Department Stores 6.700%, 07/15/2034 (b)	900	915
MGM Mirage 6.625%, 07/15/2015	725	713
Target 6.350%, 11/01/2032	825	881
		5,219

FIRST AMERICAN FUNDS Semiannual Report 2006

41

Schedule of Investments March 31, 2006 (unaudited)

Total Return Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Consumer Non Cyclical – 1.6%
CIGNA 7.400%, 05/15/2007	$1,500	$1,529
HCA 6.500%, 02/15/2016 (b)	850	828
Kraft Foods 6.500%, 11/01/2031	845	882
Kroger 7.250%, 06/01/2009	1,400	1,464
R.J. Reynolds Tobacco 6.500%, 07/15/2010	1,250	1,259
		5,962
Electric – 1.5%
FPL Group Capital 7.625%, 09/15/2006	1,975	1,995
MidAmerican Energy Holdings 5.875%, 10/01/2012	990	999
NRG Energy, Callable 02/01/2009 @ 107.25 7.250%, 02/01/2014	935	950
Oncor Electric Delivery 7.000%, 05/01/2032	820	887
Pacific Gas & Electric 6.050%, 03/01/2034	930	910
		5,741
Energy – 1.9%
Encana 6.500%, 08/15/2034	1,100	1,151
Gazprom International 7.201%, 02/01/2020 (d)	705	738
Nexen 5.875%, 03/10/2035	1,000	932
Petrobras International Finance 7.750%, 09/15/2014 (b)	730	790
Petro-Canada 5.350%, 07/15/2033	500	436
Tengizcheveroil Finance 6.124%, 11/15/2014 (d)	1,250	1,244
Tesoro, Callable 11/01/2010 @ 103.31 6.625%, 11/01/2015 (d)	965	955
XTO Energy 6.100%, 04/01/2036	1,095	1,066
		7,312
Finance – 0.7%
American General Finance 3.875%, 10/01/2009	1,285	1,223
C & M Finance, Callable 02/01/2011 @ 104.05 8.100%, 02/01/2016 (d)	565	565
Gazprombank 6.500%, 09/23/2015	720	694
		2,482
Insurance – 0.5%
Liberty Mutual Group 6.500%, 03/15/2035 (d)	1,000	944
Unumprovident 5.997%, 05/15/2008	1,040	1,046
		1,990

Total Return Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Natural Gas – 0.3%
Duke Energy Field Services 7.875%, 08/16/2010	$980	$1,064
Sovereigns – 2.6%
Republic of Indonesia 6.875%, 03/09/2017 (d) (e)	1,110	1,093
Republic of Turkey 7.250%, 03/15/2015 (e)	780	812
Republic of Uruguay 8.000%, 11/18/2022 (e)	1,315	1,374
Russian Federation, 5.000% through 03/31/2007 thereafter 7.500%, 03/31/2030 (d) (e)	2,185	2,390
United Mexican States 5.625%, 01/15/2017 (b) (e)	3,480	3,371
6.750%, 09/27/2034 (b) (e)	895	924
		9,964
Technology – 0.3%
Chartered Semiconductor 6.375%, 08/03/2015 (b)	590	581
LG Electronics 5.000%, 06/17/2010 (d)	785	757
		1,338
Transportation – 0.1%
Hertz, Callable 01/01/2010 @ 104.44 8.875%, 01/01/2014 (d)	500	519
Total Corporate Bonds (Cost $69,972)		68,655
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 12.9%
Adjustable Rate (a) – 5.0%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21, 4.747%, 01/25/2036	2,219	2,193
Citigroup Mortgage Loan Trust Series 2005-7, Class 2A1A, 4.862%, 09/25/2035	2,312	2,257
MLCC Mortgage Investors Series 2003-H, Class A3A, 5.844%, 01/25/2029	1,757	1,766
Thornburg Mortgage Securities Trust Series 2005-2, Class A1, 5.038%, 07/25/2045	1,665	1,664
Wachovia Mortgage Loan Trust Series 2005-B, Class 1A1, 4.986%, 10/20/2035	1,849	1,824
Washington Mutual Series 2003-AR10, Class A6, 4.065%, 10/25/2033	3,630	3,522
Series 2004-AR7, Class A6, 3.945%, 07/25/2034	2,630	2,522
Wells Fargo Mortgage Backed Securities Trust Series 2003-O, Class 5A1, 4.825%, 01/25/2034	3,521	3,401
		19,149

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

42

Total Return Bond Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Fixed Rate – 7.9%
Bank of America Mortgage Securities Series 2004-11, Class 1A8, 5.500%, 01/25/2035	$4,250	$3,977
Chase Mortgage Finance Series 2003-S12, Class 1A1, 4.750%, 12/25/2018	3,088	2,982
Citigroup Mortgage Loan Trust Series 2005-WF1, Class A2, 4.490%, 02/25/2035	2,000	1,964
Citicorp Mortgage Securities Series 2005-4, Class 1A6, 5.500%, 07/25/2035	2,010	1,912
Countrywide Alternative Loan Trust Series 2004-24CB, Class 2A1, 5.000%, 11/25/2019	2,414	2,321
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1, 5.500%, 08/25/2019	1,198	1,180
Washington Mutual Series 2004-CB1, Class 1A, 5.250%, 06/25/2019	2,463	2,419
Wells Fargo Mortgage Backed Securities Trust Series 2004-7, Class 2A2, 5.000%, 07/25/2019	5,148	4,997
Series 2004-8, Class A1, 5.000%, 08/25/2019	3,644	3,509
Series 2005-12, Class 1A2, 5.500%, 11/25/2035	2,425	2,301
Series 2005-14, Class 2A1, 5.500%, 12/25/2035	2,571	2,477
		30,039
Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $50,337)		49,188
U.S. Government & Agency Securities – 12.3%
U.S. Agency Debentures – 2.4%
Federal Home Loan Bank, Callable 04/07/2006 @ 100, 4.430%, 04/07/2008 (b)	3,720	3,675
Federal National Mortgage Association 5.250%, 08/01/2012 (b)	5,590	5,534
		9,209
U.S. Treasuries (b) – 9.9%
U.S. Treasury Bonds 9.000%, 11/15/2018	3,370	4,614
6.250%, 08/15/2023	5,830	6,612
7.625%, 02/15/2025	950	1,242
6.875%, 08/15/2025	740	903
5.500%, 08/15/2028	650	689
4.500%, 02/15/2036	5,630	5,282
U.S. Treasury Notes
3.875%, 07/31/2007	940	928
3.375%, 11/15/2008	8,320	8,026
1.625%, 01/15/2015	1	1
4.500%, 11/15/2015	8,870	8,607
4.500%, 02/15/2016	695	676
		37,580
Total U.S. Government & Agency Securities (Cost $48,329)		46,789

Total Return Bond Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 5.9%
Fixed Rate – 5.9%
Federal Home Loan Mortgage Corporation Series 2690, Class OE, 5.000%, 11/15/2028	$4,000	$3,893
Series 2893, Class PB, 5.000%, 12/15/2027 (b)	3,440	3,367
Series 2901, Class UB, 5.000%, 03/15/2033	5,000	4,693
Series 2937, Class JD, 5.000%, 03/15/2028	4,000	3,912
Series 2987, Class KE, 5.000%, 12/15/2034 (b)	1,920	1,853
Federal National Mortgage Association Series 2005-44, Class PC, 5.000%, 11/25/2027 (b)	2,750	2,682
Series 2005-47, Class HK, 4.500%, 06/25/2020	2,253	2,068
Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $23,082)		22,468
Short-Term Investments – 7.0%
Affiliated Money Market Fund – 6.7%
First American Prime Obligations Fund, Class Z (f)	25,483,729	25,484
U.S. Treasury Obligations – 0.3%
U.S. Treasury Bills
4.308%, 04/20/2006 (g)	$265	265
4.437%, 05/18/2006 (g)	815	810
		1,075
Total Short-Term Investments (Cost $26,559)		26,559
Investments Purchased with Proceeds from Securities Lending (h) – 22.4% (Cost $85,326)		85,326
Total Investments – 124.9% (Cost $482,892)		475,410
Other Assets and Liabilities, Net – (24.9)%		(94,889)
Total Net Assets – 100.0%		$380,521

(a)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2006.

(b)  This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a market value of $83,237,795 at March 31, 2006. See note 2 in Notes to Financial Statements.

(c)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $14,096,164 or 3.7% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of March 31, 2006, the value of these investments was $22,516,692 or 5.9% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Represents a foreign high yield (non-investment grade) U.S. dollar denominated bond. On March 31, 2006, the value of these investments was $9,964,011, which represents 2.6% of total net assets.

FIRST AMERICAN FUNDS Semiannual Report 2006

43

Schedule of Investments March 31, 2006 (unaudited)

Total Return Bond Fund (concluded)

(f)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(g)  Security has been deposited as initial margin on open futures contracts. Rate shown is the rate in effect at March 31, 2006. See note 2 in Notes to Financial Statements.

(h)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
Canadian Dollar Currency Futures	98	$8,407	June 2006	$(74)
Euro Bund Futures	99	14,057	June 2006	(154)
Euro Currency Futures	75	11,418	June 2006	96
Eurodollar 90 Day Futures	(57)	(54,009)	December 2006	53
Eurodollar 90 Day Futures	(100)	(94,796)	March 2007	36
Japan 10 Year Bond Futures	(5)	(5,669)	June 2006	68
Japanese Yen Currency Futures	85	9,122	June 2006	(10)
Swiss Franc Currency Futures	49	4,738	June 2006	7
U.S. Treasury 2 Year Note Futures	(132)	(26,909)	June 2006	43
U.S. Treasury 5 Year Note Futures	(161)	(16,814)	June 2006	105
U.S. Treasury 10 Year Note Futures	(1)	(106)	June 2006	1
U.S. Treasury Long Bond Futures	12	1,310	June 2006	(9)
				$162

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/ Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
UBS	Dow Jones CDX IG Hvol5 Index	Buy	0.85%	12/20/2010	$(9,000)	$(53)

Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3-Month LIBOR	Receive	4.883%	01/09/2016	$10,700	$412
Citigroup	3-Month LIBOR	Pay	4.818%	01/17/2009	10,000	(119)
Citigroup	3-Month LIBOR	Pay	4.908%	11/10/2008	15,000	(133)
UBS	3-Month LIBOR	Pay	4.753%	01/09/2008	42,400	(382)
						$(222)

U.S. Government Mortgage Fund

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Government Agency Mortgage-Backed Securities – 88.7%
Adjustable Rate (a) – 4.5%
Federal National Mortgage Association Pool
5.666%, 08/01/2027, #545271	$1,896	$1,931
5.967%, 04/01/2034, #775389	722	737
4.880%, 09/01/2035, #745168	5,408	5,282
		7,950
Fixed Rate – 84.2%
Federal Home Loan Mortgage Corporation Pool
7.500%, 04/01/2008, #E45929	13	13
7.000%, 07/01/2011, #E20252	37	38
7.000%, 11/01/2011, #E65619	3	3
7.500%, 09/01/2012, #G10735	175	182
6.000%, 10/01/2013, #E72802	308	311
5.500%, 01/01/2014, #E00617	1,109	1,104
7.000%, 09/01/2014, #E00746	194	200
5.000%, 04/01/2020, #B18125	3,524	3,435
6.000%, 09/01/2022, #C90580	766	771
6.500%, 01/01/2028, #G00876	499	511
6.500%, 11/01/2028, #C00676	1,041	1,066
7.500%, 01/01/2030, #C35768	66	69
6.500%, 03/01/2031, #G01244	782	801
5.000%, 09/01/2033, #C01622	2,286	2,181
Federal National Mortgage Association Pool
7.000%, 11/01/2011, #250738	18	18
7.000%, 11/01/2011, #349630	15	16
7.000%, 11/01/2011, #351122	22	22
6.000%, 04/01/2013, #425550	201	204
6.500%, 08/01/2013, #251901	171	175
6.000%, 11/01/2013, #556195	265	269
7.000%, 10/01/2014, $252799	128	132
5.500%, 04/01/2016, #580516	916	912
6.500%, 07/01/2017, #254373	1,102	1,128
7.000%, 07/01/2017, #254414	1,041	1,070
5.500%, 12/01/2017, #673010 (b)	795	791
5.500%, 04/01/2018, #695765	974	969
4.500%, 05/01/2018, #254720	4,610	4,417
5.000%, 07/01/2018, #555621 (b)	1,586	1,549
5.000%, 11/01/2018, #750989	3,400	3,321
5.500%, 04/01/2019 (c)	4,500	4,472
5.500%, 09/01/2019, #725793	4,293	4,270
6.000%, 12/01/2021, #254138	717	722
6.000%, 01/01/2022, #254179	839	844
6.500%, 06/01/2022, #254344	802	822
6.000%, 10/01/2022, #254513	930	935
5.500%, 10/01/2024, #255456	2,363	2,328
5.500%, 02/01/2025, #255628	1,710	1,684
7.000%, 12/01/2027, #313941	600	620
6.000%, 04/01/2029 (c)	5,000	4,998
7.000%, 09/01/2031, #596680	1,419	1,462
6.500%, 12/01/2031, #254169	1,584	1,617
6.000%, 04/01/2032, #745101 (b)	4,523	4,570
6.500%, 06/01/2032, #596712	3,591	3,666
6.500%, 07/01/2032, #545759	1,672	1,709
7.000%, 07/01/2032, #545815 (b)	364	375
6.000%, 08/01/2032, #656269 (b)	1,186	1,198
5.500%, 03/01/2033, #689109	2,936	2,872
5.500%, 04/01/2033, #703392 (b)	3,359	3,285
5.500%, 05/01/2033, #704523	2,489	2,435
5.500%, 06/01/2033, #843435 (b)	3,827	3,744
5.500%, 07/01/2033, #726520 (b)	3,357	3,283
5.500%, 07/01/2033, #728667	1,984	1,941
4.500%, 08/01/2033, #555680 (b)	2,319	2,149

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

44

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
5.000%, 08/01/2033, #736158	$3,005	$2,869
5.500%, 08/01/2033, #728855	1,920	1,878
5.500%, 08/01/2033, #733380	2,598	2,541
5.000%, 09/01/2033, #734566	3,357	3,205
5.000%, 10/01/2033, #747533 (b)	3,220	3,074
5.500%, 11/01/2033, #555967	3,704	3,623
5.500%, 12/01/2033, #756202 (b)	2,123	2,076
6.000%, 01/01/2034, #763687	3,054	3,055
5.500%, 04/01/2034, #774999	1,223	1,196
5.000%, 05/01/2034, #780889	5,732	5,467
6.500%, 06/01/2034, #735273 (b)	2,378	2,431
4.500%, 09/01/2034, #725866	1,357	1,255
5.000%, 09/01/2034, #725772	5,327	5,080
5.500%, 03/01/2035, #815979	3,313	3,235
5.000%, 05/01/2035, #357883 (b)	5,655	5,399
5.500%, 08/01/2035, #830953	3,377	3,298
5.000%, 04/01/2036 (c)	9,000	8,567
5.500%, 04/01/2036 (c)	6,000	5,856
Government National Mortgage Association Pool
8.000%, 01/15/2007, #315126	3	3
9.000%, 11/15/2009, #359559	27	28
8.000%, 10/15/2010, #414750	75	79
7.500%, 12/15/2022, #347332	108	114
7.000%, 09/15/2027, #455304	23	24
6.500%, 07/15/2028, #780825	855	887
6.500%, 08/20/2031, #003120	364	374
7.500%, 12/15/2031, #570134	374	393
6.000%, 09/15/2034, #633605 (b)	2,430	2,459
		150,145
Total U.S. Government Agency Mortgage-Backed Securities (Cost $161,525)		158,095
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 20.0%
Adjustable Rate (a) – 0.8%
Sequoia Mortgage Trust Series 2004-5, Class X1 0.789%, 06/20/2034 (d)	55,984	477
Wells Fargo Mortgage Backed Securities Trust Series 2003-D, Class A1 4.819%, 03/25/2033	881	878
		1,355
Fixed Rate – 19.2%
Bank of America Mortgage Securities Series 2004-11, Class 1A8 5.500%, 01/25/2035	980	917
Chase Mortgage Finance Corporation Series 2003-S10, Class A1 4.750%, 11/25/2018	3,179	3,050
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.000%, 11/25/2034	1,908	1,895
GMAC Mortgage Corporation Loan Trust Series 2004-J5, Class A7 6.500%, 01/25/2035	2,039	2,048
Master Alternative Loans Trust Series 2005-2, Class 1A3 6.500%, 03/25/2035	1,189	1,193
Master Asset Securitization Trust Series 2003-6, Class 3A1 5.000%, 07/25/2018	1,103	1,081

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Morgan Stanley Mortgage Loan Trust Series 2004-9, Class 1A 6.236%, 11/25/2034	$1,860	$1,875
Residential Accredit Loans Series 2003-QS12, Class M1 5.000%, 06/25/2018	997	956
Residential Asset Mortgage Products Series 2003-SL1, Class M1 7.318%, 04/25/2031	2,812	2,747
Series 2004-SL4, Class A3 6.500%, 07/25/2032	2,453	2,488
Residential Funding Mortgage Securitization Trust Series 2003-S8, Class A1 5.000%, 05/25/2018	2,874	2,795
Washington Mutual Series 2003-S10, Class A2 5.000%, 10/25/2018	2,669	2,602
Series 2003-S13, Class 21A1 4.500%, 12/25/2018	2,289	2,170
Series 2004-S3, Class 3A3 6.000%, 07/25/2034	1,200	1,174
Washington Mutual MSC Mortgage Series 2003-MS9, Class CB1 7.447%, 04/25/2033	1,647	1,639
Wells Fargo Mortgage Backed Securities Trust Series 2003-14, Class A1 4.750%, 12/25/2018	3,963	3,802
Series 2005-14, Class 2A1 5.500%, 12/25/2035	1,966	1,894
		34,326
Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities (Cost $37,030)		35,681
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.0%
Fixed Rate – 2.0%
Federal Home Loan Mortgage Corporation Series 2382, Class DA 5.500%, 10/15/2030	387	388
Federal National Mortgage Association Series 2004-29, Class WG 4.500%, 05/25/2019	2,000	1,840
Series 2002-W1, Class 2A 7.500%, 02/25/2042	1,303	1,346
Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $3,637)		3,574
Asset-Backed Securities – 0.9%
Home Equity – 0.1%
GRMT Mortgage Loan Trust Series 2001-1A, Class M1 7.772%, 07/20/2031 (e)	100	101
Manufactured Housing – 0.5%
Origen Manufactured Housing Series 2005-B, Class M1 5.990%, 01/15/2037	750	737
Vanderbilt Mortgage Finance Series 1999-B, Class 1A4 6.545%, 04/07/2018	86	85
		822

FIRST AMERICAN FUNDS Semiannual Report 2006

45

Schedule of Investments March 31, 2006 (unaudited)

U.S. Government Mortgage Fund (continued)

DESCRIPTION	PAR (000)/SHARES	VALUE (000)
Other – 0.3%
Global Signal Trust Series 2006-1, Class E 6.495%, 02/15/2036 (e)	$625	$623
Total Asset-Backed Securities (Cost $1,566)		1,546
Short-Term Investments – 1.6%
Affiliated Money Market Fund – 1.5%
First American Government Obligations Fund, Class Z (f)	2,705,208	2,705
U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills
4.310%, 04/20/2006 (g)	$95	95
4.447%, 05/18/2006 (g)	75	74
		169
Total Short-Term Investments (Cost $2,874)		2,874
Investments Purchased with Proceeds from Securities Lending (h) – 21.0% (Cost $37,415)		37,415
Total Investments – 134.2% (Cost $244,047)		239,185
Other Assets and Liabilities, Net – (34.2)%		(60,908)
Total Net Assets – 100.0%		$178,277

(a)  Variable Rate Security – The rate shown is the rate in effect as of March 31, 2006.

(b)  This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a value of $36,383,800 at March 31, 2006. See note 2 in Notes to Financial Statements.

(c)  Security purchased on a when-issued basis. On March 31, 2006, the total cost of investments purchased on a when-issued basis was $24,034,648 or 13.5% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Interest only – Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of March 31, 2006.

(e)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of March 31, 2006, the value of these investments was $723,817 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

(f)  Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

(g)  Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of March 31, 2006. See note 2 in Notes to Financial Statements.

(h)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in money market funds and various short-term, high quality debt obligations, such as repurchase agreements, commercial paper, and other corporate obligations. See note 2 in Notes to Financial Statements.

U.S. Government Mortgage Fund (concluded)

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (000)
Eurodollar 90 Day Futures	(38)	$(36,003)	December 2006	$41
U.S. Treasury 5 Year Note Futures	(112)	(11,697)	June 2006	58
				$99

Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation) (000)
Citigroup	3-Month LIBOR	Receive	4.883%	01/09/2016	$4,700	$181
UBS	3-Month LIBOR	Pay	4.753%	01/09/2008	19,500	(176)
						$5

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

46

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Statements of Assets and Liabilities March 31, 2006 (unaudited), in thousands, except per share data

	Core Bond Fund	High Income Bond Fund	Inflation Protected Securities Fund	Intermediate Government Bond Fund
Investments in unaffiliated securities, at cost	$1,864,405	$256,615	$321,020	$53,600
Investments in affiliated money market fund, at cost	122,859	7,435	1,182	216
Investments purchased with proceeds from securities lending, at cost (note 2)	571,864	48,199	156,468	—
Cash denominated in foreign currencies, at cost	—	—	26	—
ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$1,815,548	$257,226	$309,617	$52,058
Investments in affiliated money market fund, at value (note 2)	122,859	7,435	1,182	216
Investments purchased with proceeds from securities lending, at value (note 2)	571,864	48,199	156,468	—
Cash**	38	5	3	—
Receivable for dividends and interest	12,381	5,084	2,008	781
Receivable for investment securities sold	69,316	1,758	—	537
Receivable from advisor	—	—	—	8
Receivable for capital shares sold	2,033	417	489	14
Receivable for swap contracts	—	276	—	—
Receivable for variation margin	—	12	—	—
Prepaid expenses and other assets	25	24	17	14
Total assets	2,594,064	320,436	469,784	53,628
LIABILITIES:
Cash denominated in foreign currencies, at value	—	—	27	—
Bank overdraft**	—	—	—	—
Payable upon return of securities loaned (note 2)	571,776	48,192	156,444	—
Payable for investment securities purchased	69,109	6,193	477	555
Payable for investment securities purchased on a when-issued basis	69,901	—	—	—
Payable for capital shares redeemed	1,889	346	338	91
Payable for variation margin	31	—	117	—
Payable for swap contracts	39	—	109	—
Payable to affiliates (note 3)	1,112	170	116	16
Payable for distribution and shareholder servicing fees	42	23	2	—
Accrued expenses and other liabilities	81	37	40	33
Total liabilities	713,980	54,961	157,670	695
Net assets	$1,880,084	$265,475	$312,114	$52,933
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,942,304	$271,612	$329,066	$55,433
Undistributed (distributions in excess of) net investment income	(1,446)	83	(2,683)	3
Accumulated net realized gain (loss) on investments (note 2)	(11,843)	(7,299)	(2,655)	(961)
Net unrealized appreciation (depreciation) of investments	(48,857)	611	(11,403)	(1,542)
Net unrealized appreciation (depreciation) on futures contracts	129	93	(106)	—
Net unrealized depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	(1)	—
Net unrealized appreciation (depreciation) on swap agreements	(203)	375	(104)	—
Net assets	$1,880,084	$265,475	$312,114	$52,933
*Including securities loaned, at value	$558,294	$46,904	$152,103	—
**Includes cash collateral received related to securities loaned (note 2)	$(88)	$(7)	$(24)	—

	Intermediate Term Bond Fund	Short Term Bond Fund	Total Return Bond Fund	U.S. Government Mortgage Fund
Investments in unaffiliated securities, at cost	$977,196	$583,810	$372,082	$203,927
Investments in affiliated money market fund, at cost	1,348	21,200	25,484	2,705
Investments purchased with proceeds from securities lending, at cost (note 2)	267,937	164,998	85,326	37,415
Cash denominated in foreign currencies, at cost	—	—	81	—
ASSETS:
Investments in unaffiliated securities, at value* (note 2)	$956,414	$574,367	$364,600	$199,065
Investments in affiliated money market fund, at value (note 2)	1,348	21,200	25,484	2,705
Investments purchased with proceeds from securities lending, at value (note 2)	267,937	164,998	85,326	37,415
Cash**	—	—	2,431	—
Receivable for dividends and interest	8,569	4,426	2,818	877
Receivable for investment securities sold	10,419	6,093	15,933	14,469
Receivable from advisor	—	—	—	—
Receivable for capital shares sold	457	67	832	86
Receivable for swap contracts	—	—	—	5
Receivable for variation margin	—	10	—	—
Prepaid expenses and other assets	17	15	26	19
Total assets	1,245,161	771,176	497,450	254,641
LIABILITIES:
Cash denominated in foreign currencies, at value	—	—	83	—
Bank overdraft**	40	26	—	6
Payable upon return of securities loaned (note 2)	267,896	164,973	85,313	37,409
Payable for investment securities purchased	10,789	6,036	15,885	14,468
Payable for investment securities purchased on a when-issued basis	—	—	14,096	24,035
Payable for capital shares redeemed	1,017	2,511	910	303
Payable for variation margin	4	—	147	6
Payable for swap contracts	207	2,522	245	—
Payable to affiliates (note 3)	510	332	200	86
Payable for distribution and shareholder servicing fees	5	11	9	15
Accrued expenses and other liabilities	60	47	41	36
Total liabilities	280,528	176,458	116,929	76,364
Net assets	$964,633	$594,718	$380,521	$178,277
COMPOSITION OF NET ASSETS:
Portfolio capital	$999,483	$622,444	$409,872	$189,110
Undistributed (distributions in excess of) net investment income	259	(442)	173	(356)
Accumulated net realized gain (loss) on investments (note 2)	(14,440)	(15,880)	(21,927)	(5,719)
Net unrealized appreciation (depreciation) of investments	(20,782)	(9,443)	(7,482)	(4,862)
Net unrealized appreciation (depreciation) on futures contracts	406	553	162	99
Net unrealized depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	(2)	—
Net unrealized appreciation (depreciation) on swap agreements	(293)	(2,514)	(275)	5
Net assets	$964,633	$594,718	$380,521	$178,277
*Including securities loaned, at value	$261,754	$160,782	$83,238	$36,384
**Includes cash collateral received related to securities loaned (note 2)	$(41)	$(25)	$(13)	$(6)

The accompanying notes are an integral part of the financial statements.

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Statements of Assets and Liabilities March 31, 2006 (unaudited), in thousands, except per share data (continued)

	Core Bond Fund	High Income Bond Fund	Inflation Protected Securities Fund	Intermediate Government Bond Fund	Intermediate Term Bond Fund	Short Term Bond Fund	Total Return Bond Fund	U.S. Government Mortgage Fund
Class A:
Net assets	$143,149	$34,285	$5,853	$1,603	$40,644	$83,594	$16,485	$18,075
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	13,214	3,636	612	199	4,162	8,493	1,653	1,755
Net asset value and redemption price per share	$10.83	$9.43	$9.56	$8.05	$9.76	$9.84	$9.97	$10.30
Maximum offering price per share (1)	$11.31	$9.85	$9.98	$8.24	$9.98	$10.07	$10.41	$10.76
Class B:
Net assets	$15,112	$6,811	—	—	—	—	$3,846	$7,050
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	1,405	726	—	—	—	—	387	683
Net asset value, offering price, and redemption price per share (2)	$10.75	$9.39	—	—	—	—	$9.93	$10.32
Class C:
Net assets	$6,073	$10,538	$879	—	—	—	$2,653	$5,494
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	562	1,121	92	—	—	—	268	535
Net asset value per share (2)	$10.80	$9.40	$9.55	—	—	—	$9.92	$10.26
Class R:
Net assets	$28	$71	$1	—	—	—	$4	$6
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	2	7	—	—	—	—	—	1
Net asset value, offering price, and redemption price per share	$10.85	$9.56	$9.56	—	—	—	$10.02	$10.29
Class Y:
Net assets	$1,715,722	$213,770	$305,381	$51,330	$923,989	$511,124	$357,533	$147,652
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	158,415	22,653	31,923	6,373	94,932	51,904	35,877	14,332
Net asset value, offering price, and redemption price per share	$10.83	$9.44	$9.57	$8.05	$9.73	$9.85	$9.97	$10.30

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charges, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

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Statements of Operations For the six-month period ended March 31, 2006 (unaudited), in thousands

	Core Bond Fund	High Income Bond Fund	Inflation Protected Securities Fund	Intermediate Government Bond Fund
INVESTMENT INCOME:
Interest income from unaffiliated securities	$43,837	$10,066	$7,283	$1,292
Dividends from affiliated money market fund	976	112	76	8
Dividends from unaffiliated securities	—	141	—	—
Securities lending income	753	51	69	—
Total investment income	45,566	10,370	7,428	1,300
EXPENSES (note 3):
Investment advisory fees	4,705	907	737	153
Administration fees	1,213	175	191	44
Transfer agent fees	1,276	180	209	42
Custodian fees	47	9	9	2
Registration fees	31	28	30	20
Professional fees	39	34	37	33
Postage and printing fees	57	7	10	1
Directors' fees	18	8	9	7
Other expenses	21	12	12	10
Distribution and shareholder servicing fees – Class A	193	44	8	2
Distribution and shareholder servicing fees – Class B	80	34	—	—
Distribution and shareholder servicing fees – Class C	32	60	4	—
Distribution and shareholder servicing fees – Class R	— (1)	— (1)	— (1)	—
Total expenses	7,712	1,498	1,256	314
Less: Fee waivers (note 3)	(804)	(256)	(358)	(129)
Less: Indirect payments from custodian (note 3)	(52)	(2)	(1)	(2)
Total net expenses	6,856	1,240	897	183
Investment income – net	38,710	9,130	6,531	1,117
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND SWAP AGREEMENTS – NET (note 5):
Net realized gain (loss) on investments	(8,557)	2,316	(2,465)	(760)
Net realized gain (loss) on futures contracts	824	207	(69)	—
Net realized gain (loss) on options written	—	—	—	—
Net realized gain (loss) on swap agreements	(437)	15	(6)	—
Net change in unrealized appreciation or depreciation of investments	(32,561)	(2,263)	(9,998)	(250)
Net change in unrealized appreciation or depreciation of futures contracts	27	21	(42)	—
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	(1)	—
Net change in unrealized appreciation or depreciation of swap agreements	(154)	285	(194)	—
Net gain (loss) on investments, futures contracts, written options, foreign currency transactions and swap agreements	(40,858)	581	(12,775)	(1,010)
Net increase (decrease) in net assets resulting from operations	$(2,148)	$9,711	$(6,244)	$107

	Intermediate Term Bond Fund	Short Term Bond Fund	Total Return Bond Fund	U.S. Government Mortgage Fund
INVESTMENT INCOME:
Interest income from unaffiliated securities	$23,283	$12,413	$8,197	$4,759
Dividends from affiliated money market fund	43	224	362	53
Dividends from unaffiliated securities	—	—	—	—
Securities lending income	558	78	101	17
Total investment income	23,884	12,715	8,660	4,829
EXPENSES (note 3):
Investment advisory fees	2,635	1,650	1,030	468
Administration fees	676	425	227	125
Transfer agent fees	707	435	243	127
Custodian fees	26	17	16	6
Registration fees	22	21	35	30
Professional fees	32	28	42	33
Postage and printing fees	28	15	10	5
Directors' fees	13	9	9	8
Other expenses	16	14	12	12
Distribution and shareholder servicing fees – Class A	56	114	23	27
Distribution and shareholder servicing fees – Class B	—	—	20	38
Distribution and shareholder servicing fees – Class C	—	—	14	30
Distribution and shareholder servicing fees – Class R	—	—	— (1)	— (1)
Total expenses	4,211	2,728	1,681	909
Less: Fee waivers (note 3)	(1,013)	(676)	(331)	(159)
Less: Indirect payments from custodian (note 3)	(45)	(12)	(5)	— (1)
Total net expenses	3,153	2,040	1,345	750
Investment income – net	20,731	10,675	7,315	4,079
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, FUTURES CONTRACTS, WRITTEN OPTIONS, FOREIGN CURRENCY TRANSACTIONS AND SWAP AGREEMENTS – NET (note 5):
Net realized gain (loss) on investments	(9,882)	(4,044)	(2,020)	(985)
Net realized gain (loss) on futures contracts	258	1,277	82	334
Net realized gain (loss) on options written	—	—	8	—
Net realized gain (loss) on swap agreements	(253)	—	(45)	(33)
Net change in unrealized appreciation or depreciation of investments	(9,128)	485	(5,274)	(2,892)
Net change in unrealized appreciation or depreciation of futures contracts	299	(417)	260	(7)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	(266)	(365)	(268)	5
Net gain (loss) on investments, futures contracts, written options, foreign currency transactions and swap agreements	(18,972)	(3,064)	(7,257)	(3,578)
Net increase (decrease) in net assets resulting from operations	$1,759	$7,611	$58	$501

  (1)   Due to presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets, in thousands

	Core Bond Fund		High Income Bond Fund		Inflation Protected Securities Fund		Intermediate Government Bond Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
OPERATIONS:
Investment income (loss) – net	$38,710	$71,560	$9,130	$19,572	$6,531	$8,605	$1,117	$3,080
Net realized gain (loss) on investments	(8,557)	13,556	2,316	7,856	(2,465)	(139)	(760)	54
Net realized gain (loss) on futures contracts	824	(4,532)	207	573	(69)	11	—	64
Net realized gain (loss) on options written	—	1,881	—	—	—	94	—	63
Net realized gain (loss) on swap agreements	(437)	727	15	272	(6)	133	—	—
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(32,561)	(28,161)	(2,263)	(9,575)	(9,998)	(1,405)	(250)	(2,006)
Net change in unrealized appreciation or depreciation of futures contracts	27	1,442	21	27	(42)	(64)	—	53
Net change in unrealized appreciation or depreciation of written options	—	—	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—	—	(1)	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	(154)	(49)	285	90	(194)	90
Net increase (decrease) in net assets resulting from operations	(2,148)	56,424	9,711	18,815	(6,244)	7,325	107	1,308
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(3,181)	(6,383)	(1,210)	(2,729)	(239)	(138)	(31)	(64)
Class B	(271)	(572)	(209)	(494)	—	—	—	—
Class C	(109)	(240)	(362)	(929)	(26)	(17)	—	—
Class R	(1)	—	(1)	(1)	—	—	—	—
Class Y	(37,462)	(68,228)	(7,284)	(15,519)	(10,241)	(7,166)	(1,160)	(3,114)
Net realized gain on investments:
Class A	(961)	(120)	—	—	(5)	—	(11)	(84)
Class B	(98)	(14)	—	—	—	—	—	—
Class C	(39)	(6)	—	—	(1)	—	—	—
Class R	—	—	—	—	—	—	—	—
Class Y	(10,418)	(1,148)	—	—	(194)	(6)	(393)	(4,844)
Return of capital:
Class A	—	—	—	(3)	—	—	—	—
Class B	—	—	—	(1)	—	—	—	—
Class C	—	—	—	(1)	—	—	—	—
Class R	—	—	—	— (1)	—	—	—	—
Class Y	—	—	—	(15)	—	—	—	—
Total distributions	(52,540)	(76,711)	(9,066)	(19,692)	(10,706)	(7,327)	(1,595)	(8,106)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	9,540	23,283	6,535	6,693	671	7,676	130	1,284
Reinvestment of distributions	3,027	5,127	832	2,001	175	100	34	134
Payments for redemptions	(26,437)	(50,134)	(7,345)	(18,399)	(1,530)	(869)	(488)	(1,194)
Increase (decrease) in net assets from Class A transactions	(13,870)	(21,724)	22	(9,705)	(684)	6,907	(324)	224
Class B:
Proceeds from sales	255	1,003	433	760	—	—	—	—
Reinvestment of distributions	336	514	128	310	—	—	—	—
Payments for redemptions	(2,094)	(5,294)	(954)	(2,383)	—	—	—	—
Increase (decrease) in net assets from Class B transactions	(1,503)	(3,777)	(393)	(1,313)	—	—	—	—
Class C:
Proceeds from sales	415	884	335	521	159	886	—	—
Reinvestment of distributions	144	239	319	828	26	17	—	—
Payments for redemptions	(1,563)	(2,913)	(3,534)	(5,303)	(111)	(44)	—	—
Increase (decrease) in net assets from Class C transactions	(1,004)	(1,790)	(2,880)	(3,954)	74	859	—	—
Class R:
Proceeds from sales	12	15	70	45	—	1	—	—
Reinvestment of distributions	1	—	—	1	—	—	—	—
Payments for redemptions	—	—	(3)	(43)	—	—	—	—
Increase (decrease) in net assets from Class R transactions	13	15	67	3	—	1	—	—

	Intermediate Term Bond Fund		Short Term Bond Fund		Total Return Bond Fund		U.S. Government Mortgage Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
OPERATIONS:
Investment income (loss) – net	$20,731	$42,144	$10,675	$25,989	$7,315	$12,422	$4,079	$8,223
Net realized gain (loss) on investments	(9,882)	(2,596)	(4,044)	(6,244)	(2,020)	5,824	(985)	696
Net realized gain (loss) on futures contracts	258	(730)	1,277	(2,529)	82	(465)	334	43
Net realized gain (loss) on options written	—	1,217	—	142	8	157	—	(102)
Net realized gain (loss) on swap agreements	(253)	639	—	783	(45)	857	(33)	—
Net realized gain (loss) on forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—	—	—	(6)	—	—
Net change in unrealized appreciation or depreciation of investments	(9,128)	(18,673)	485	(7,121)	(5,274)	(8,750)	(2,892)	(3,451)
Net change in unrealized appreciation or depreciation of futures contracts	299	624	(417)	1,494	260	165	(7)	112
Net change in unrealized appreciation or depreciation of written options	—	—	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	—	—	—	—	—	(2)	—	—
Net change in unrealized appreciation or depreciation of swap agreements	(266)	(27)	(365)	(2,149)	(268)	(7)	5	—
Net increase (decrease) in net assets resulting from operations	1,759	22,598	7,611	10,365	58	10,195	501	5,521
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(898)	(1,797)	(1,773)	(3,144)	(357)	(841)	(515)	(1,230)
Class B	—	—	—	—	(66)	(167)	(149)	(312)
Class C	—	—	—	—	(45)	(118)	(119)	(300)
Class R	—	—	—	—	—	—	—	—
Class Y	(21,021)	(40,236)	(11,492)	(23,671)	(6,791)	(11,336)	(3,784)	(7,495)
Net realized gain on investments:
Class A	(166)	(561)	—	—	—	—	—	—
Class B	—	—	—	—	—	—	—	—
Class C	—	—	—	—	—	—	—	—
Class R	—	—	—	—	—	—	—	—
Class Y	(3,712)	(11,243)	—	—	—	—	—	—
Return of capital:
Class A	—	—	—	(43)	—	—	—	—
Class B	—	—	—	— (1)	—	—	—	—
Class C	—	—	—	— (1)	—	—	—	—
Class R	—	—	—	— (1)	—	—	—	—
Class Y	—	—	—	(328)	—	—	—	—
Total distributions	(25,797)	(53,837)	(13,265)	(27,186)	(7,259)	(12,462)	(4,567)	(9,337)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	3,491	8,671	1,612	6,342	1,484	2,495	773	5,292
Reinvestment of distributions	948	2,041	1,411	2,512	295	686	444	1,097
Payments for redemptions	(11,204)	(24,078)	(16,519)	(39,475)	(4,052)	(4,969)	(7,211)	(14,192)
Increase (decrease) in net assets from Class A transactions	(6,765)	(13,366)	(13,496)	(30,621)	(2,273)	(1,788)	(5,994)	(7,803)
Class B:
Proceeds from sales	—	—	—	—	94	240	279	742
Reinvestment of distributions	—	—	—	—	51	125	131	275
Payments for redemptions	—	—	—	—	(609)	(1,417)	(1,127)	(2,090)
Increase (decrease) in net assets from Class B transactions	—	—	—	—	(464)	(1,052)	(717)	(1,073)
Class C:
Proceeds from sales	—	—	—	—	57	90	29	309
Reinvestment of distributions	—	—	—	—	39	105	111	284
Payments for redemptions	—	—	—	—	(246)	(1,107)	(1,103)	(4,390)
Increase (decrease) in net assets from Class C transactions	—	—	—	—	(150)	(912)	(963)	(3,797)
Class R:
Proceeds from sales	—	—	—	—	1	2	4	1
Reinvestment of distributions	—	—	—	—	—	—	—	—
Payments for redemptions	—	—	—	—	—	—	(1)	—
Increase (decrease) in net assets from Class R transactions	—	—	—	—	1	2	3	1

  (1)   Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets, in thousands (continued)

	Core Bond Fund		High Income Bond Fund		Inflation Protected Securities Fund		Intermediate Government Bond Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
Class Y:
Proceeds from sales	$258,947	$403,595	$36,033	$75,166	$73,270	$294,003	$5,792	$14,803
Reinvestment of distributions	16,171	22,339	947	1,986	2,908	2,104	550	4,328
Payments for redemptions	(235,602)	(422,205)	(31,318)	(103,437)	(23,689)	(26,687)	(22,916)	(72,879)
Increase (decrease) in net assets from Class Y transactions	39,516	3,729	5,662	(26,285)	52,489	269,420	(16,574)	(53,748)
Increase (decrease) in net assets from capital share transactions	23,152	(23,547)	2,478	(41,254)	51,879	277,187	(16,898)	(53,524)
Total increase (decrease) in net assets	(31,536)	(43,834)	3,123	(42,131)	34,929	277,185	(18,386)	(60,322)
Net assets at beginning of period	1,911,620	1,955,454	262,352	304,483	277,185	—	71,319	131,641
Net assets at end of period	$1,880,084	$1,911,620	$265,475	$262,352	$312,114	$277,185	$52,933	$71,319
Undistributed (distributions in excess of) net investment income	$(1,446)	$868	$83	$19	$(2,683)	$1,292	$3	$77

	Intermediate Term Bond Fund		Short Term Bond Fund		Total Return Bond Fund		U.S. Government Mortgage Fund
	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05	Six-Month Period Ended 3/31/06 (unaudited)	Year Ended 9/30/05
Class Y:
Proceeds from sales	$90,809	$245,371	$54,938	$149,034	$156,987	$94,268	$15,327	$35,129
Reinvestment of distributions	9,590	20,576	4,149	7,911	1,060	1,633	578	960
Payments for redemptions	(228,013)	(381,218)	(168,474)	(459,960)	(72,585)	(58,054)	(23,139)	(45,987)
Increase (decrease) in net assets from Class Y transactions	(127,614)	(115,271)	(109,387)	(303,015)	85,462	37,847	(7,234)	(9,898)
Increase (decrease) in net assets from capital share transactions	(134,379)	(128,637)	(122,883)	(333,636)	82,576	34,097	(14,905)	(22,570)
Total increase (decrease) in net assets	(158,417)	(159,876)	(128,537)	(350,457)	75,375	31,830	(18,971)	(26,386)
Net assets at beginning of period	1,123,050	1,282,926	723,255	1,073,712	305,146	273,316	197,248	223,634
Net assets at end of period	$964,633	$1,123,050	$594,718	$723,255	$380,521	$305,146	$178,277	$197,248
Undistributed (distributions in excess of) net investment income	$259	$1,447	$(442)	$2,148	$173	$117	$(356)	$132

  (1)  Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

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56

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57

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (5)
Core Bond Fund
Class A
2006	(1) (2)	$11.15	$0.21	$(0.23)	$(0.23)	$(0.07)	$10.83	(0.24)%
2005	(2)	11.27	0.40	(0.09)	(0.42)	(0.01)	11.15	2.75
2004	(2)	11.56	0.38	(0.09)	(0.41)	(0.17)	11.27	2.60
2003		11.45	0.42	0.15	(0.46)	—	11.56	5.08
2002		11.37	0.55	0.08	(0.55)	—	11.45	5.77
2001	(2)	10.69	0.61	0.69	(0.62)	—	11.37	12.50
Class B
2006	(1) (2)	$11.07	$0.17	$(0.24)	$(0.18)	$(0.07)	$10.75	(0.61)%
2005	(2)	11.19	0.31	(0.09)	(0.33)	(0.01)	11.07	2.00
2004	(2)	11.48	0.29	(0.09)	(0.32)	(0.17)	11.19	1.83
2003		11.38	0.35	0.12	(0.37)	—	11.48	4.23
2002		11.29	0.47	0.09	(0.47)	—	11.38	5.12
2001	(2)	10.63	0.52	0.68	(0.54)	—	11.29	11.59
Class C
2006	(1) (2)	$11.12	$0.17	$(0.24)	$(0.18)	$(0.07)	$10.80	(0.62)%
2005	(2)	11.24	0.31	(0.09)	(0.33)	(0.01)	11.12	1.99
2004	(2)	11.53	0.29	(0.09)	(0.32)	(0.17)	11.24	1.81
2003		11.42	0.34	0.14	(0.37)	—	11.53	4.30
2002		11.34	0.47	0.08	(0.47)	—	11.42	5.02
2001	(2)	10.66	0.52	0.70	(0.54)	—	11.34	11.68
Class R (3)
2006	(1) (2)	$11.17	$0.20	$(0.24)	$(0.21)	$(0.07)	$10.85	(0.34)%
2005	(2)	11.30	0.38	(0.10)	(0.40)	(0.01)	11.17	2.51
2004	(2)	11.56	0.38	(0.10)	(0.37)	(0.17)	11.30	2.53
2003		11.45	0.42	0.15	(0.46)	—	11.56	5.08
2002		11.37	0.55	0.08	(0.55)	—	11.45	5.77
2001	(2) (4)	11.28	0.01	0.08	—	—	11.37	0.80
Class Y
2006	(1) (2)	$11.15	$0.23	$(0.24)	$(0.24)	$(0.07)	$10.83	(0.11)%
2005	(2)	11.27	0.42	(0.08)	(0.45)	(0.01)	11.15	3.01
2004	(2)	11.56	0.40	(0.08)	(0.44)	(0.17)	11.27	2.87
2003		11.45	0.45	0.15	(0.49)	—	11.56	5.34
2002		11.37	0.58	0.08	(0.58)	—	11.45	6.04
2001	(2)	10.69	0.63	0.70	(0.65)	—	11.37	12.76

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Core Bond Fund
Class A
2006	(1) (2)	$143,149	0.95%	3.89%	1.04%	3.80%	101%
2005	(2)	161,410	0.95	3.51	1.05	3.41	208
2004	(2)	184,805	0.95	3.30	1.05	3.20	182
2003		191,754	0.95	3.58	1.05	3.48	196
2002		122,354	0.95	4.93	1.03	4.85	115
2001	(2)	119,067	0.95	5.50	1.13	5.32	81
Class B
2006	(1) (2)	$15,112	1.70%	3.14%	1.79%	3.05%	101%
2005	(2)	17,078	1.70	2.76	1.80	2.66	208
2004	(2)	21,046	1.70	2.58	1.80	2.48	182
2003		28,096	1.70	2.83	1.80	2.73	196
2002		16,741	1.70	4.17	1.78	4.09	115
2001	(2)	15,071	1.70	4.75	1.88	4.57	81
Class C
2006	(1) (2)	$6,073	1.70%	3.14%	1.79%	3.05%	101%
2005	(2)	7,266	1.70	2.76	1.80	2.66	208
2004	(2)	9,132	1.70	2.58	1.80	2.48	182
2003		13,424	1.70	2.85	1.80	2.75	196
2002		9,672	1.70	4.18	1.78	4.10	115
2001	(2)	7,148	1.70	4.65	1.88	4.47	81
Class R (3)
2006	(1) (2)	$28	1.20%	3.67%	1.44%	3.43%	101%
2005	(2)	16	1.20	3.37	1.45	3.12	208
2004	(2)	1	0.95	3.37	1.05	3.27	182
2003		39,236	0.95	3.58	1.05	3.48	196
2002		33,270	0.95	4.93	1.03	4.85	115
2001	(2) (4)	35,062	1.58	6.36	1.76	6.18	81
Class Y
2006	(1) (2)	$1,715,722	0.70%	4.15%	0.79%	4.06%	101%
2005	(2)	1,725,850	0.70	3.77	0.80	3.67	208
2004	(2)	1,740,470	0.70	3.58	0.80	3.48	182
2003		1,955,909	0.70	3.83	0.80	3.73	196
2002		1,204,555	0.70	5.18	0.78	5.10	115
2001	(2)	1,368,812	0.70	5.76	0.88	5.58	81

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (4)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Semiannual Report 2006

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FIRST AMERICAN FUNDS Semiannual Report 2006

59

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital		Net Asset Value End of Period
High Income Bond Fund (1)
Class A
2006	(2) (3)	$9.41	$0.32	$0.02	$(0.32)	$—	$—		$9.43
2005	(3)	9.45	0.66	(0.04)	(0.66)	—	—	(8)	9.41
2004	(3)	9.13	0.68	0.32	(0.68)	—	—		9.45
2003	(3)	7.90	0.68	1.24	(0.69)	—	—		9.13
2002		9.23	0.65	(1.21)	(0.70)	—	(0.07)		7.90
2001	(3) (4)	9.93	0.02	(0.68)	(0.04)	—	—		9.23
Class B
2006	(2) (3)	$9.37	$0.29	$0.02	$(0.29)	$—	$—		$9.39
2005	(3)	9.41	0.58	(0.03)	(0.59)	—	—	(8)	9.37
2004	(3)	9.09	0.61	0.32	(0.61)	—	—		9.41
2003	(3)	7.87	0.61	1.24	(0.63)	—	—		9.09
2002		9.19	0.69	(1.31)	(0.63)	—	(0.07)		7.87
2001	(3) (4)	9.88	0.02	(0.67)	(0.04)	—	—		9.19
Class C
2006	(2) (3)	$9.38	$0.29	$0.02	$(0.29)	$—	$—		$9.40
2005	(3)	9.42	0.58	(0.03)	(0.59)	—	—	(8)	9.38
2004	(3)	9.10	0.61	0.32	(0.61)	—	—		9.42
2003	(3)	7.89	0.61	1.23	(0.63)	—	—		9.10
2002		9.21	0.64	(1.27)	(0.62)	—	(0.07)		7.89
2001	(3) (4)	9.90	0.05	(0.70)	(0.04)	—	—		9.21
Class R (5)
2006	(2) (3)	$9.53	$0.33	$0.02	$(0.32)	$—	$—		$9.56
2005	(3)	9.60	0.62	(0.04)	(0.65)	—	—	(8)	9.53
2004	(3)	9.21	0.69	0.32	(0.62)	—	—		9.60
2003	(3)	7.98	0.71	1.22	(0.70)	—	—		9.21
2002		9.32	0.73	(1.30)	(0.70)	—	(0.07)		7.98
2001	(3) (6)	9.50	0.01	(0.19)	—	—	—		9.32
Class Y
2006	(2) (3)	$9.42	$0.33	$0.02	$(0.33)	$—	$—		$9.44
2005	(3)	9.46	0.68	(0.03)	(0.69)	—	—	(8)	9.42
2004	(3)	9.13	0.70	0.34	(0.71)	—	—		9.46
2003	(3)	7.92	0.69	1.24	(0.72)	—	—		9.13
2002		9.24	0.74	(1.28)	(0.71)	—	(0.07)		7.92
2001	(3) (4)	9.92	0.05	(0.69)	(0.04)	—	—		9.24
Inflation Protected Securities Fund (3)
Class A
2006	(2)	$10.12	$0.21	$(0.42)	$(0.34)	$(0.01)	$—		$9.56
2005	(7)	10.00	0.51	(0.02)	(0.37)	—	—		10.12
Class C
2006	(2)	$10.11	$0.16	$(0.41)	$(0.30)	$(0.01)	$—		$9.55
2005	(7)	10.00	0.40	0.02	(0.31)	—	—		10.11
Class R
2006	(2)	$10.13	$0.17	$(0.40)	$(0.33)	$(0.01)	$—		$9.56
2005	(7)	10.00	0.43	0.05	(0.35)	—	—		10.13
Class Y
2006	(2)	$10.13	$0.22	$(0.42)	$(0.35)	$(0.01)	$—		$9.57
2005	(7)	10.00	0.51	0.01	(0.39)	—	—		10.13

		Total Return (9)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
High Income Bond Fund (1)
Class A
2006	(2) (3)	3.71%	$34,285	1.10%	6.90%	1.30%	6.70%	50%
2005	(3)	6.74	34,144	1.02	6.88	1.27	6.63	77
2004	(3)	11.30	43,842	1.00	7.25	1.26	6.99	80
2003	(3)	25.30	42,013	1.06	7.72	1.24	7.54	122
2002		(6.66)	23,900	1.10	7.64	1.47	7.27	86
2001	(3) (4)	(6.55)	161	1.10	6.53	1.33	6.30	53
Class B
2006	(2) (3)	3.33%	$6,811	1.85%	6.15%	2.05%	5.95%	50%
2005	(3)	5.97	7,191	1.77	6.13	2.02	5.88	77
2004	(3)	10.52	8,521	1.75	6.50	2.01	6.24	80
2003	(3)	24.33	8,939	1.81	7.00	1.99	6.82	122
2002		(7.26)	774	1.80	7.49	2.28	7.01	86
2001	(3) (4)	(6.47)	40	1.77	6.02	2.02	5.77	53
Class C
2006	(2) (3)	3.32%	$10,538	1.85%	6.15%	2.05%	5.95%	50%
2005	(3)	5.96	13,403	1.77	6.13	2.02	5.88	77
2004	(3)	10.51	17,349	1.75	6.50	2.01	6.24	80
2003	(3)	24.14	19,685	1.80	7.01	1.98	6.83	122
2002		(7.34)	7,213	1.83	7.08	2.26	6.65	86
2001	(3) (4)	(6.50)	3,749	1.94	5.53	2.21	5.26	53
Class R (5)
2006	(2) (3)	3.70%	$71	1.35%	7.00%	1.70%	6.65%	50%
2005	(3)	6.23	4	1.33	6.31	1.73	5.91	77
2004	(3)	11.29	1	1.00	7.33	1.26	7.07	80
2003	(3)	25.11	777	1.00	7.86	1.18	7.68	122
2002		(6.66)	87	1.01	8.46	1.57	7.90	86
2001	(3) (6)	(1.90)	—	—	1.23	—	1.23	53
Class Y
2006	(2) (3)	3.84%	$213,770	0.85%	7.15%	1.05%	6.95%	50%
2005	(3)	7.01	207,610	0.77	7.13	1.02	6.88	77
2004	(3)	11.69	234,770	0.75	7.49	1.01	7.23	80
2003	(3)	25.29	179,416	0.83	7.97	1.01	7.79	122
2002		(6.33)	21,157	0.82	8.19	1.27	7.74	86
2001	(3) (4)	(6.47)	8,308	0.96	6.06	1.23	5.79	53
Inflation Protected Securities Fund (3)
Class A
2006	(2)	(2.14)%	$5,853	0.85%	4.24%	1.09%	4.00%	64%
2005	(7)	4.93	6,917	0.85	5.04	1.09	4.80	23
Class C
2006	(2)	(2.50)%	$879	1.60%	3.35%	1.84%	3.11%	64%
2005	(7)	4.18	855	1.60	3.98	1.84	3.74	23
Class R
2006	(2)	(2.31)%	$1	1.10%	3.56%	1.49%	3.17%	64%
2005	(7)	4.81	1	1.10	4.22	1.49	3.83	23
Class Y
2006	(2)	(2.01)%	$305,381	0.60%	4.44%	0.84%	4.20%	64%
2005	(7)	5.24	269,412	0.60	5.05	0.84	4.81	23

  (1)  The financial highlights for the High Income Bond Fund as set forth herein include the historical financial highlights of the First American High Yield Bond Fund Class A shares,
Class B shares Class C shares, Class S shares, and Class Y shares. The assets of the First American High Yield Bond Fund were acquired by High Income Bond Fund on
March 14, 2003. In connection with such acquisition, Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of the First American High Yield Bond
Fund were exchanged for Class A shares, Class B shares, Class C shares, Class S shares, and Class Y shares of High Income Bond Fund respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the High Income Bond Fund and the First American High Yield Bond Fund.

  (2)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  Commenced operations on August 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (6)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Commenced operations on October 1, 2004. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Includes a tax return of capital of less than $0.01.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period
Intermediate Government Bond Fund
Class A
2006	(1) (2)	$8.26	$0.14	$(0.14)	$(0.16)	$(0.05)	$—	$8.05
2005	(2)	8.82	0.27	(0.15)	(0.28)	(0.40)	—	8.26
2004	(2)	10.01	0.24	(0.16)	(0.24)	(1.03)	—	8.82
2003	(3)	10.00	0.32	0.02	(0.33)	—	—	10.01
Class Y
2006	(1) (2)	$8.25	$0.15	$(0.14)	$(0.16)	$(0.05)	$—	$8.05
2005	(2)	8.82	0.28	(0.16)	(0.29)	(0.40)	—	8.25
2004	(2)	10.01	0.26	(0.17)	(0.25)	(1.03)	—	8.82
2003	(3)	10.00	0.34	0.01	(0.34)	—	—	10.01
Intermediate Term Bond Fund (4)
Class A
2006	(1) (2)	$9.99	$0.19	$(0.19)	$(0.20)	$(0.03)	$—	$9.76
2005	(2)	10.25	0.34	(0.17)	(0.33)	(0.10)	—	9.99
2004	(2)	10.46	0.31	(0.10)	(0.31)	(0.11)	—	10.25
2003		10.35	0.39	0.12	(0.40)	—	—	10.46
2002		10.26	0.50	0.10	(0.50)	—	(0.01)	10.35
2001	(2) (5)	9.70	0.54	0.55	(0.51)	(0.02)	—	10.26
Class Y
2006	(1) (2)	$9.96	$0.19	$(0.18)	$(0.21)	$(0.03)	$—	$9.73
2005	(2)	10.22	0.36	(0.17)	(0.35)	(0.10)	—	9.96
2004	(2)	10.43	0.33	(0.11)	(0.32)	(0.11)	—	10.22
2003		10.32	0.41	0.12	(0.42)	—	—	10.43
2002		10.23	0.52	0.10	(0.52)	—	(0.01)	10.32
2001	(2) (5)	9.68	0.56	0.54	(0.53)	(0.02)	—	10.23

		Total Return (6)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Intermediate Government Bond Fund
Class A
2006	(1) (2)	(0.06)%	$1,603	0.75%	3.51%	1.28%	2.98%	41%
2005	(2)	1.40	1,970	0.75	3.21	1.09	2.87	161
2004	(2)	0.98	1,872	0.75	2.69	1.03	2.41	53
2003	(3)	3.53	2,502	0.75	3.22	1.05	2.92	74
Class Y
2006	(1) (2)	0.15%	$51,330	0.60%	3.66%	1.03%	3.23%	41%
2005	(2)	1.43	69,349	0.60	3.34	0.84	3.10	161
2004	(2)	1.14	129,769	0.60	2.84	0.78	2.66	53
2003	(3)	3.64	334,869	0.60	3.68	0.80	3.48	74
Intermediate Term Bond Fund (4)
Class A
2006	(1) (2)	0.04%	$40,644	0.75%	3.79%	1.04%	3.50%	91%
2005	(2)	1.69	48,426	0.75	3.39	1.05	3.09	118
2004	(2)	2.06	63,219	0.75	2.97	1.04	2.68	169
2003		5.09	78,682	0.75	3.89	1.05	3.59	133
2002		6.11	65,291	0.75	4.96	1.02	4.69	40
2001	(2) (5)	11.46	61,225	0.85	5.62	0.96	5.51	30
Class Y
2006	(1) (2)	0.12%	$923,989	0.60%	3.94%	0.79%	3.75%	91%
2005	(2)	1.85	1,074,624	0.60	3.55	0.80	3.35	118
2004	(2)	2.22	1,219,707	0.60	3.12	0.79	2.93	169
2003		5.25	1,296,529	0.60	4.05	0.80	3.85	133
2002		6.29	978,406	0.60	5.11	0.77	4.94	40
2001	(2) (5)	11.61	878,695	0.60	5.83	0.70	5.73	30

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Commenced operations on October 25, 2002. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  The financial highlights for the Intermediate Term Bond Fund prior to September 24, 2001, are those of the Firstar Intermediate Bond Fund Class A shares, Class Y shares, and Class I shares. The assets of the Firstar Intermediate Bond Fund were acquired by Intermediate Term Bond Fund on September 24, 2001. In connection with such acquisition, Class A shares, Class Y shares, and Class I shares of the Firstar Intermediate Bond Fund were exchanged for Class A shares, Class S shares (subsequently merged into Class A), and Class Y shares of Intermediate Term Bond Fund, respectively. Historical per-share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the Intermediate Term Bond Fund and the Firstar Intermediate Bond Fund.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

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FIRST AMERICAN FUNDS Semiannual Report 2006

63

Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distribtutions from Return of Capital		Net Asset Value End of Period
Short Term Bond Fund
Class A
2006	(1) (2)	$9.93	$0.15	$(0.05)	$(0.19)	$—	$—		$9.84
2005	(2)	10.11	0.27	(0.16)	(0.29)	—	—	(5)	9.93
2004	(2)	10.26	0.23	(0.15)	(0.23)	—	—		10.11
2003		10.29	0.28	(0.01)	(0.30)	—	—		10.26
2002		10.27	0.42	0.04	(0.43)	—	(0.01)		10.29
2001	(2)	9.91	0.61	0.40	(0.65)	—	—		10.27
Class Y
2006	(1) (2)	$9.93	$0.16	$(0.04)	$(0.20)	$—	$—		$9.85
2005	(2)	10.11	0.28	(0.16)	(0.29)	—	(0.01)		9.93
2004	(2)	10.26	0.25	(0.16)	(0.24)	—	—		10.11
2003		10.30	0.30	(0.02)	(0.32)	—	—		10.26
2002		10.27	0.43	0.05	(0.44)	—	(0.01)		10.30
2001	(2)	9.91	0.63	0.39	(0.66)	—	—		10.27
Total Return Bond Fund
Class A
2006	(1) (2)	$10.18	$0.20	$(0.21)	$(0.20)	$—	$—		$9.97
2005	(2)	10.25	0.43	(0.07)	(0.43)	—	—		10.18
2004	(2)	10.23	0.46	0.03	(0.47)	—	—	(5)	10.25
2003		9.60	0.51	0.63	(0.51)	—	—		10.23
2002		10.01	0.57	(0.39)	(0.58)	(0.01)	—		9.60
2001	(2)	10.03	0.72	0.35	(0.73)	(0.36)	—		10.01
Class B
2006	(1) (2)	$10.14	$0.16	$(0.21)	$(0.16)	$—	$—		$9.93
2005	(2)	10.21	0.35	(0.07)	(0.35)	—	—		10.14
2004	(2)	10.20	0.39	0.01	(0.39)	—	—	(5)	10.21
2003		9.57	0.44	0.63	(0.44)	—	—		10.20
2002		9.98	0.49	(0.38)	(0.51)	(0.01)	—		9.57
2001	(2)	10.02	0.66	0.32	(0.66)	(0.36)	—		9.98
Class C
2006	(1) (2)	$10.12	$0.16	$(0.20)	$(0.16)	$—	$—		$9.92
2005	(2)	10.20	0.35	(0.07)	(0.36)	—	—		10.12
2004	(2)	10.18	0.39	0.02	(0.39)	—	—	(5)	10.20
2003		9.55	0.44	0.63	(0.44)	—	—		10.18
2002		9.97	0.49	(0.40)	(0.50)	(0.01)	—		9.55
2001	(2)	10.01	0.63	0.35	(0.66)	(0.36)	—		9.97
Class R
2006	(1) (2)	$10.23	$0.19	$(0.21)	$(0.19)	$—	$—		$10.02
2005	(2)	10.29	0.41	(0.07)	(0.40)	—	—		10.23
2004	(2) (3)	10.23	0.48	—	(0.42)	—	—	(5)	10.29
2003		9.60	0.51	0.63	(0.51)	—	—		10.23
2002		10.01	0.56	(0.38)	(0.58)	(0.01)	—		9.60
2001	(2) (4)	9.93	0.01	0.07	—	—	—		10.01
Class Y
2006	(1) (2)	$10.17	$0.22	$(0.21)	$(0.21)	$—	$—		$9.97
2005	(2)	10.24	0.46	(0.07)	(0.46)	—	—		10.17
2004	(2)	10.23	0.49	0.01	(0.49)	—	—	(5)	10.24
2003		9.59	0.54	0.64	(0.54)	—	—		10.23
2002		10.00	0.59	(0.39)	(0.60)	(0.01)	—		9.59
2001	(2)	10.03	0.75	0.33	(0.75)	(0.36)	—		10.00

		Total Return (6)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Short Term Bond Fund
Class A
2006	(1) (2)	1.05%	$83,594	0.75%	3.11%	1.04%	2.82%	43%
2005	(2)	1.08	97,863	0.75	2.68	1.05	2.38	64
2004	(2)	0.76	130,531	0.75	2.28	1.05	1.98	89
2003		2.71	159,451	0.75	2.75	1.05	2.45	60
2002		4.59	163,358	0.75	4.06	1.04	3.77	59
2001	(2)	10.48	133,177	0.60	6.04	1.15	5.49	69
Class Y
2006	(1) (2)	1.23%	$511,124	0.60%	3.26%	0.79%	3.07%	43%
2005	(2)	1.23	625,392	0.60	2.83	0.80	2.63	64
2004	(2)	0.91	943,181	0.60	2.43	0.80	2.23	89
2003		2.76	832,266	0.60	2.84	0.80	2.64	60
2002		4.85	484,583	0.60	4.18	0.79	3.99	59
2001	(2)	10.64	277,244	0.46	6.24	1.02	5.68	69
Total Return Bond Fund
Class A
2006	(1) (2)	(0.09)%	$16,485	1.00%	4.03%	1.19%	3.84%	129%
2005	(2)	3.57	19,113	1.00	4.20	1.25	3.95	304
2004	(2)	4.89	21,034	1.00	4.54	1.25	4.29	132
2003		12.26	13,522	1.00	5.15	1.26	4.89	91
2002		1.83	8,663	1.00	5.77	1.27	5.50	117
2001	(2)	10.94	9,820	0.75	6.95	1.20	6.50	187
Class B
2006	(1) (2)	(0.47)%	$3,846	1.75%	3.28%	1.94%	3.09%	129%
2005	(2)	2.81	4,395	1.75	3.45	2.00	3.20	304
2004	(2)	3.97	5,474	1.75	3.83	2.00	3.58	132
2003		11.46	13,576	1.75	4.46	2.01	4.20	91
2002		1.07	18,728	1.75	5.02	2.02	4.75	117
2001	(2)	10.06	22,608	1.65	6.45	2.11	5.99	187
Class C
2006	(1) (2)	(0.36)%	$2,653	1.75%	3.28%	1.94%	3.09%	129%
2005	(2)	2.71	2,858	1.75	3.46	2.00	3.21	304
2004	(2)	4.11	3,789	1.75	3.81	2.00	3.56	132
2003		11.50	5,752	1.75	4.43	2.01	4.17	91
2002		0.98	5,283	1.75	5.02	2.02	4.75	117
2001	(2)	10.10	5,209	1.50	6.07	1.94	5.63	187
Class R
2006	(1) (2)	(0.20)%	$4	1.25%	3.80%	1.59%	3.46%	129%
2005	(2)	3.40	3	1.25	3.98	1.65	3.58	304
2004	(2) (3)	4.83	1	1.00	4.64	1.25	4.39	132
2003		12.25	2,668	1.00	5.21	1.26	4.95	91
2002		1.84	3,557	1.00	5.77	1.27	5.50	117
2001	(2) (4)	0.81	3,237	0.89	7.60	1.36	7.13	187
Class Y
2006	(1) (2)	0.13%	$357,533	0.75%	4.30%	0.94%	4.11%	129%
2005	(2)	3.83	278,777	0.75	4.43	1.00	4.18	304
2004	(2)	5.05	243,018	0.75	4.80	1.00	4.55	132
2003		12.65	245,877	0.75	5.42	1.01	5.16	91
2002		2.08	204,801	0.75	6.03	1.02	5.76	117
2001	(2)	11.09	185,392	0.51	7.26	0.95	6.82	187

  (1)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (4)  Class of shares have been offered since September, 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (5)  Includes a tax return of capital of less than $0.01.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights For a share outstanding throughout the periods ended September 30, unless otherwise indicated.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (7)
U.S. Government Mortgage Fund
Class A (1)
2006	(2) (3)	$10.53	$0.22	$(0.20)	$(0.25)	$—	$10.30	0.16%
2005	(3)	10.72	0.41	(0.14)	(0.46)	—	10.53	2.59
2004	(3)	10.89	0.38	(0.09)	(0.46)	—	10.72	2.74
2003		11.16	0.35	(0.05)	(0.45)	(0.12)	10.89	2.79
2002		11.01	0.50	0.20	(0.55)	—	11.16	6.53
2001	(3) (4)	10.44	0.51	0.60	(0.54)	—	11.01	10.88
Class B (1)
2006	(2) (3)	$10.54	$0.18	$(0.19)	$(0.21)	$—	$10.32	(0.12)%
2005	(3)	10.74	0.33	(0.15)	(0.38)	—	10.54	1.72
2004	(3)	10.90	0.30	(0.08)	(0.38)	—	10.74	2.02
2003		11.18	0.28	(0.06)	(0.38)	(0.12)	10.90	1.96
2002		11.03	0.42	0.20	(0.47)	—	11.18	5.79
2001	(3) (4)	10.45	0.43	0.62	(0.47)	—	11.03	10.25
Class C
2006	(2) (3)	$10.49	$0.18	$(0.20)	$(0.21)	$—	$10.26	(0.22)%
2005	(3)	10.68	0.33	(0.14)	(0.38)	—	10.49	1.82
2004	(3)	10.84	0.30	(0.09)	(0.37)	—	10.68	2.02
2003		11.13	0.29	(0.08)	(0.38)	(0.12)	10.84	1.91
2002		11.00	0.46	0.15	(0.48)	—	11.13	5.78
2001	(3) (5)	10.98	0.05	(0.03)	—	—	11.00	0.18
Class R (1) (6)
2006	(2) (3)	$10.51	$0.21	$(0.19)	$(0.24)	$—	$10.29	0.15%
2005	(3)	10.72	0.37	(0.14)	(0.44)	—	10.51	2.18
2004	(3)	10.85	0.39	(0.10)	(0.42)	—	10.72	2.74
2003		11.12	0.30	—	(0.45)	(0.12)	10.85	2.79
2002		10.97	0.49	0.20	(0.54)	—	11.12	6.55
2001	(3) (4)	10.40	0.62	0.49	(0.54)	—	10.97	10.94
Class Y (1)
2006	(2) (3)	$10.53	$0.23	$(0.20)	$(0.26)	$—	$10.30	0.28%
2005	(3)	10.73	0.43	(0.14)	(0.49)	—	10.53	2.75
2004	(3)	10.89	0.41	(0.08)	(0.49)	—	10.73	3.09
2003		11.16	0.37	(0.04)	(0.48)	(0.12)	10.89	3.03
2002		11.01	0.53	0.19	(0.57)	—	11.16	6.79
2001	(3) (4)	10.44	0.53	0.60	(0.56)	—	11.01	11.14

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
U.S. Government Mortgage Fund
Class A (1)
2006	(2) (3)	$18,075	0.95%	4.21%	1.12%	4.04%	173%
2005	(3)	24,504	0.95	3.80	1.08	3.67	251
2004	(3)	32,815	0.95	3.53	1.05	3.43	127
2003		24,667	0.95	2.98	1.06	2.87	175
2002		16,985	0.95	4.61	1.08	4.48	197
2001	(3) (4)	7,751	1.04	5.15	1.19	5.00	22
Class B (1)
2006	(2) (3)	$7,050	1.70%	3.46%	1.87%	3.29%	173%
2005	(3)	7,926	1.70	3.05	1.83	2.92	251
2004	(3)	9,155	1.70	2.79	1.80	2.69	127
2003		11,397	1.70	2.22	1.81	2.11	175
2002		6,235	1.70	3.85	1.83	3.72	197
2001	(3) (4)	2,039	1.71	4.37	1.86	4.22	22
Class C
2006	(2) (3)	$5,494	1.70%	3.46%	1.87%	3.29%	173%
2005	(3)	6,585	1.70	3.05	1.83	2.92	251
2004	(3)	10,520	1.70	2.79	1.80	2.69	127
2003		18,801	1.70	2.19	1.81	2.08	175
2002		5,834	1.70	3.92	1.83	3.79	197
2001	(3) (5)	105	0.82	5.26	1.12	4.96	22
Class R (1) (6)
2006	(2) (3)	$6	1.20%	3.99%	1.52%	3.67%	173%
2005	(3)	3	1.20	3.42	1.48	3.14	251
2004	(3)	1	0.95	3.58	1.05	3.48	127
2003		17,296	0.95	3.04	1.06	2.93	175
2002		21,355	0.95	4.59	1.08	4.46	197
2001	(3) (4)	19,092	0.97	6.52	1.15	6.34	22
Class Y (1)
2006	(2) (3)	$147,652	0.70%	4.46%	0.87%	4.29%	173%
2005	(3)	158,230	0.70	4.05	0.83	3.92	251
2004	(3)	171,143	0.70	3.79	0.80	3.69	127
2003		214,531	0.70	3.27	0.81	3.16	175
2002		181,046	0.70	4.84	0.83	4.71	197
2001	(3) (4)	183,883	0.71	5.37	0.85	5.23	22

  (1)  The financial highlights for the U.S. Government Mortgage Fund prior to September 24, 2001, are those of the Firstar U.S. Government Securities Fund Class A shares,
Class B shares, Class Y shares, and Class I shares. The assets of the Firstar U.S. Government Securities Fund were acquired by the U.S. Government Mortgage Fund on
September 24, 2001. In connection with such acquisition, Class A shares, Class B shares, Class Y shares, and Class I shares of the Firstar U.S. Government Securities Fund were exchanged for Class A shares, Class B shares, Class S shares (now designated Class R shares), and Class Y shares of U.S. Government Mortgage Fund, respectively.

  (2)  For the six-month period ended March 31, 2006 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portofolio turnover.

  (5)  Class of shares has been offered since September 24, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements (unaudited as of March 31, 2006)

1 >  Organization

The Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. As of March 31, 2006, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the funds' board of directors to create additional funds in the future. Each fund is a diversified open-end management investment company.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class B, Class C, and Class R shares are not offered by Intermediate Government Bond Fund, Intermediate Term Bond Fund, or Short Term Bond Fund. Class B shares are not offered by Inflation Protected Securities Fund.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by an independent pricing service that has been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York

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Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of March 31, 2006, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund held fair value securities with a value of $434,224, $0, and $0, respectively, or 0.0%, 0.0%, and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly and are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to deferred wash sale losses, paydowns on pass through obligations, return of capital distributions and tax mark to market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal year that the differences arise.

The tax character of distributions made during the six-month period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended March 31, 2006 (estimated) and the fiscal year ended September 30, 2005, were as follows (000):

	2006
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Core Bond Fund	$41,024	$11,516	$—	$52,540
High Income Bond Fund	9,066	—	—	9,066
Inflation Protected Securities Fund	10,506	200	—	10,706
Intermediate Government Bond Fund	1,191	404	—	1,595
Intermediate Term Bond Fund	21,919	3,878	—	25,797
Short Term Bond Fund	13,265	—	—	13,625
Total Return Bond Fund	7,259	—	—	7,259
U.S. Government Mortgage Fund	4,567	—	—	4,567
	2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Core Bond Fund	$75,437	$1,274	$—	$76,711
High Income Bond Fund	19,672	—	20	19,692
Inflation Protected Securities Fund	7,327	—	—	7,327
Intermediate Government Bond Fund	3,179	4,927	—	8,106
Intermediate Term Bond Fund	42,052	11,785	—	53,837
Short Term Bond Fund	26,815	—	371	27,186
Total Return Bond Fund	12,462	—	—	12,462
U.S. Government Mortgage Fund	9,337	—	—	9,337

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Notes to Financial Statements continued

As of September 30, 2005, the funds' most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were (000):

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation (Depreciation)	Other Accumulated Gains (Losses)	Total Accumulated Earnings (Deficit)
Core Bond Fund	$12,336	$—	$(354)	$(18,997)	$(517)	$(7,532)
High Income Bond Fund	—	—	(9,644)	2,862	—	(6,782)
Inflation Protected Securities Fund	1,622	—	(99)	(1,450)	(75)	(2)
Intermediate Government Bond Fund	295	186	—	(1,303)	(190)	(1,012)
Intermediate Term Bond Fund	5,299	—	(3,873)	(11,922)	(316)	(10,812)
Short Term Bond Fund	—	—	(11,950)	(9,927)	(195)	(22,072)
Total Return Bond Fund	174	—	(19,946)	(2,369)	(9)	(22,150)
U.S. Government Mortgage Fund	132	—	(4,888)	(2,011)	—	(6,767)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales, tax mark to market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark to market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

As of September 30, 2005, the following funds had capital loss carryforwards (000), which, if not offset by subsequent capital gains, will expire on the funds' fiscal year-ends as follows:

	Expiration Year
Fund	2006	2007	2008	2009	2010	2011	2012	2013	Total
High Income Bond Fund	$—	$—	$—	$—	$149	$9,495	$—	$—	$9,644
Short Term Bond Fund	604	135	642	—	—	4	—	2,223	3,608
Total Return Bond Fund	8,799	7,439	—	—	—	3,708	—	—	19,946
U.S. Government Mortgage Fund	—	—	—	—	—	—	3,145	1,293	4,438

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for Total Return Bond Fund to $6,352,310 per tax year for a portion of their capital loss carryover.

Certain funds incurred a loss for tax purposes for the period from November 1, 2004 to September 30, 2005. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2006. The following funds had deferred losses (000):

Fund	Amount
Core Bond Fund	$354
Inflation Protected Securities Fund	100
Intermediate Term Bond Fund	3,873
Short Term Bond Fund	8,342
U.S. Government Mortgage Fund	450

FUTURES TRANSACTIONS – In order to protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin).

Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

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OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance their yield. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that is purchased upon exercise of the option.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

INFLATION-INDEXED BONDS – The funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

FOREIGN CURRENCY TRANSLATION – The books and records of the Inflation Protected Securities Fund and the Total Return Bond Fund relating to the funds' non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•  market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•  purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The funds do not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

For the six-month period ended March 31, 2006, the Inflation Protected Securities Fund and Total Return Bond Fund did not have any non-U.S. dollar denominated investments.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction date. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of that fund's purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund's net asset value if the fund makes such purchases while remaining substantially fully invested. At March 31, 2006, the following funds had outstanding commitments to purchase securities on a when-issued or forward-commitment basis (000):

Fund	Cost	Segregated Assets
Core Bond Fund	$69,901	$440,397
Total Return Bond Fund	14,096	237,847
U.S. Government Mortgage Fund	24,035	94,147

In connection with the ability to purchase securities on a when-issued or forward-commitment basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "rollover" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of March 31, 2006, the funds had no outstanding dollar roll transactions.

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Notes to Financial Statements continued

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds' board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds' board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. At March 31, 2006, Core Bond Fund, High Income Bond Fund, and Short Term Bond Fund had investments in illiquid securities with a total value of $438,224, $11,113, and $0, respectively, or 0.0%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows (000):

Core Bond Fund
Security	Par	Dates Acquired	Cost Basis
Duty Free International	$2,191	1/99-7/99	$2,187
High Income Bond Fund
Security	Shares/Par (000)	Dates Acquired	Cost Basis
Glenoit	$100	3/97-8/97	$100
Green Tree Financial	11	5/99	11
Mid America Waste Systems	250	3/03	—
Pegasus Communications, Fractional Shares	15,109	10/97	—
Sullivan Broadcast Holdings, Escrow Shares	400	3/03	—
Short Term Bond Fund
Security	Par	Dates Acquired	Cost Basis
Auto Bond Receivables Trust	$106	11/98-11/00	$106

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked to market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Investment Company Act Rule 2a-7. As of March 31, 2006, cash collateral was invested as follows (000):

	Commercial Paper	Corporate Obligations	Repurchase Agreements	Other Short-Term Securities	Total
Core Bond Fund	$117,065	$200,487	$242,259	$12,053	$571,864
High Income Bond Fund	9,867	16,898	20,418	1,016	48,199
Inflation Protected Securities Fund	32,030	54,855	66,285	3,298	156,468
Intermediate Term Bond Fund	54,849	93,935	113,506	5,647	267,937
Short Term Bond Fund	33,777	57,846	69,898	3,477	164,998
Total Return Bond Fund	17,467	29,914	36,147	1,798	85,326
U.S. Government Mortgage Fund	7,659	13,117	15,850	789	37,415

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FAF Advisors, Inc. ("FAF Advisors"), formerly U.S. Bancorp Asset Management, Inc., serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. FAF Advisors acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in an exemptive order issued by the Securities and Exchange Commission ("SEC"). Effective January 1, 2006, FAF Advisors receives fees equal to 32% of each fund's income from securities lending transactions. Prior to January 1, 2006, such fees were 35% of each fund's income from security lending transactions. Fees paid to FAF Advisors by the funds for the six-month period ended March 31, 2006 were as follows (000):

Fund	Amount
Core Bond Fund	$354
High Income Bond Fund	24
Inflation Protected Securities Fund	37
Intermediate Term Bond Fund	252
Short Term Bond Fund	37
Total Return Bond Fund	48
U.S. Government Mortgage Fund	8

SWAP AGREEMENTS – The funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into interest rate and credit default swap agreements to manage exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest, (i.e., an exchange of floating rate payments for fixed rate payments) with respect to the notional amount of principal.

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified issuer on its obligation (typically corporate issues or sovereign issues of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended March 31, 2006.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the Directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting

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Notes to Financial Statements continued

principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), FAF Advisors, manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund
Core Bond Fund	0.50%
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
Total Return Bond Fund	0.60
U.S. Government Mortgage Fund	0.50

FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
Core Bond Fund	0.95%	1.70%	1.70%	1.20%	0.70%
High Income Bond Fund	1.10	1.85	1.85	1.35	0.85
Inflation Protected Securities Fund	0.85	NA	1.60	1.10	0.60
Intermediate Government Bond Fund	0.75	NA	NA	NA	0.60
Intermediate Term Bond Fund	0.75	NA	NA	NA	0.60
Short Term Bond Fund	0.75	NA	NA	NA	0.60
Total Return Bond Fund	1.00	1.75	1.75	1.25	0.75
U.S. Government Mortgage Fund	0.95	1.70	1.70	1.20	0.70

NA = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors' investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

ADMINISTRATION FEES – FAF Advisors serves as the funds' administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC ("USBFS") serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association ("U.S. Bank"). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. The funds pay FAF Advisors administration fees which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

For the six-month period ended March 31, 2006, administration fees paid to FAF Advisors by the funds included in this semiannual report were as follows (000):

Fund	Amount
Core Bond Fund	$1,193
High Income Bond Fund	164
Inflation Protected Securities Fund	187
Intermediate Government Bond Fund	39
Intermediate Term Bond Fund	668
Short Term Bond Fund	418
Total Return Bond Fund	218
U.S. Government Mortgage Fund	119

TRANSFER AGENT FEES – USBFS serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FAIF. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the transfer agent and shareholder

FIRST AMERICAN FUNDS Semiannual Report 2006

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servicing agreement, FAIF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

For the six-month period ended March 31, 2006, transfer agent fees paid to USBFS by the funds included in this semiannual report were as follows (000):

Fund	Amount
Core Bond Fund	$1,279
High Income Bond Fund	176
Inflation Protected Securities Fund	200
Intermediate Government Bond Fund	42
Intermediate Term Bond Fund	716
Short Term Bond Fund	449
Total Return Bond Fund	233
U.S. Government Mortgage Fund	127

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. These credits, if any, are disclosed as "Indirect payments from custodian" in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred which will increase the fund's custodian expenses. For the six-month period ended March 31, 2006, custodian fees for the Core Bond Fund, High Income Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund were increased by $0, $2,212, $1,526, $15, $0, $0, $7,122, and $1,218 as a result of overdrafts and reduced by $51,999, $1,534, $1,423, $1,819, $44,766, $12,056, $5,738, and $495 as a result of interest earned, respectively.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees. For Class A shares, Quasar is limiting its fees to 0.15% of average daily net assets for the Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund.

For the six-month period ended March 31, 2006, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows (000):

Fund	Amount
Intermediate Government Bond Fund	$1
Intermediate Term Bond Fund	22
Short Term Bond Fund	46

FAIF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors with respect to the Class R shares. Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U. S. Government Mortgage Fund pay FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets of the Class R shares. FAF Advisors is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the six–month period ended March 31, 2006 (000):

Fund	Amount
Core Bond Fund	$176
High Income Bond Fund	32
Inflation Protected Securities Fund	19
Intermediate Government Bond Fund	1
Intermediate Term Bond Fund	26
Short Term Bond Fund	48
Total Return Bond Fund	27
U.S. Government Mortgage Fund	42

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund

FIRST AMERICAN FUNDS Semiannual Report 2006

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Notes to Financial Statements continued

is responsible for paying other operating expenses, including: registration fees, legal, auditing, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended March 31, 2006, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	Contingent Deferred Sales Charge as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	0.00
Eighth	0.00

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended March 31, 2006, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds' shares were as follows (000):

Fund	Amount
Core Bond Fund	$50
High Income Bond Fund	40
Inflation Protected Securities Fund	7
Intermediate Government Bond Fund	0
Intermediate Term Bond Fund	5
Short Term Bond Fund	8
Total Return Bond Fund	21
U.S. Government Mortgage Fund	44

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4 >  Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Core Bond Fund		High Income Bond Fund		Inflation Protected Securities Fund		Intermediate Government Bond Fund
	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05
Class A:
Shares issued	867	2,069	701	702	68	759	16	154
Shares issued in lieu of cash distributions	275	456	89	210	18	10	4	16
Shares redeemed	(2,404)	(4,450)	(782)	(1,924)	(157)	(86)	(60)	(143)
Total Class A transactions	(1,262)	(1,925)	8	(1,012)	(71)	683	(40)	27
Class B:
Shares issued	23	90	47	80	—	—	—	—
Shares issued in lieu of cash distributions	31	46	14	32	—	—	—	—
Shares redeemed	(192)	(474)	(102)	(250)	—	—	—	—
Total Class B transactions	(138)	(338)	(41)	(138)	—	—	—	—
Class C:
Shares issued	38	79	36	55	16	87	—	—
Shares issued in lieu of cash distributions	13	21	34	87	2	2	—	—
Shares redeemed	(143)	(259)	(378)	(555)	(11)	(4)	—	—
Total Class C transactions	(92)	(159)	(308)	(413)	7	85	—	—
Class R:
Shares issued	1	1	7	4	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	(5)	—	—	—	—
Total Class R transactions	1	1	7	(1)	—	—	—	—
Class Y:
Shares issued	23,539	35,837	3,841	7,861	7,444	29,019	710	1,733
Shares issued in lieu of cash distributions	1,472	1,987	101	209	296	207	67	514
Shares redeemed	(21,410)	(37,508)	(3,336)	(10,853)	(2,412)	(2,631)	(2,805)	(8559)
Total Class Y transactions	3,601	316	606	(2,783)	5,328	26,595	(2,028)	(6,312)
Net increase (decrease) in capital shares	2,110	(2,105)	272	(4,347)	5,264	27,363	(2,068)	(6,285)

	Intermediate Term Bond Fund		Short Term Bond Fund		Total Return Bond Fund		U.S. Government Mortgage Fund
	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05	Six-Month Period Ended 3/31/06	Year Ended 9/30/05
Class A:
Shares issued	352	856	163	632	147	243	74	496
Shares issued in lieu of cash distributions	96	202	143	251	29	67	43	103
Shares redeemed	(1,133)	(2,379)	(1,670)	(3,940)	(401)	(484)	(690)	(1,331)
Total Class A transactions	(685)	(1,321)	(1,364)	(3,057)	(225)	(174)	(573)	(732)
Class B:
Shares issued	—	—	—	—	9	24	27	69
Shares issued in lieu of cash distributions	—	—	—	—	5	12	12	26
Shares redeemed	—	—	—	—	(61)	(138)	(108)	(196)
Total Class B transactions	—	—		—	(47)	(102)	(69)	(101)
Class C:
Shares issued	—	—	—	—	6	9	3	29
Shares issued in lieu of cash distributions	—	—	—	—	4	10	10	27
Shares redeemed	—	—	—	—	(25)	(108)	(106)	(413)
Total Class C transactions	—	—		—	(15)	(89)	(93)	(357)
Class R:
Shares issued	—	—	—	—	—	—	1	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—	—	—
Total Class R transactions	—	—	—	—	—	—	1	—
Class Y:
Shares issued	9,208	24,296	5,553	14,851	15,540	9,193	1,468	3,291
Shares issued in lieu of cash distributions	974	2,038	420	791	106	159	56	91
Shares redeemed	(23,145)	(37,799)	(17,034)	(45,948)	(7,177)	(5,666)	(2,221)	(4,309)
Total Class Y transactions	(12,963)	(11,465)	(11,061)	(30,306)	8,469	3,686	(697)	(927)
Net increase (decrease) in capital shares	(13,648)	(12,786)	(12,425)	(33,363)	8,182	3,321	(1,431)	(2,117)

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended March 31, 2006, and the fiscal year ended September 30, 2005, were as follows:

FIRST AMERICAN FUNDS Semiannual Report 2006

77

Notes to Financial Statements continued

Fund	Six-Month Period Ended 3/31/06	Year Ended 9/30/05
Core Bond Fund	55,399	134,061
High Income Bond Fund	13,080	16,407
Total Return Bond Fund	30,893	52,107
U.S. Government Mortgage Fund	14,399	42,004

5 >  Investment Security Transactions

During the six-month period ended March 31, 2006, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Core Bond Fund	$1,481,988	$1,642,577	$497,175	$230,957
High Income Bond Fund	228	135	127,378	125,803
Inflation Protected Securities Fund	211,088	171,640	22,084	15,283
Intermediate Government Bond Fund	24,716	41,431	—	—
Intermediate Term Bond Fund	608,672	807,499	341,199	286,192
Short Term Bond Fund	191,624	166,736	86,229	175,740
Total Return Bond Fund	380,066	361,617	148,514	72,047
U.S. Government Mortgage Fund	308,476	305,907	15,415	15,288

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at March 31, 2006, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Core Bond Fund	$3,059	$(54,645)	$(51,586)	$2,561,857
High Income Bond Fund	5,720	(5,231)	489	312,371
Inflation Protected Securities Fund	551	(11,959)	(11,408)	478,675
Intermediate Government Bond Fund	65	(1,618)	(1,553)	53,827
Intermediate Term Bond Fund	572	(21,634)	(21,062)	1,246,761
Short Term Bond Fund	1,373	(10,836)	(9,463)	770,028
Total Return Bond Fund	1,215	(8,747)	(7,532)	482,942
U.S. Government Mortgage Fund	144	(5,028)	(4,884)	244,069

6 >  Options Written

Put Options Written

Transactions in written options for the six-month period ended March 31, 2006 were as follows (000):

	Put Options Written		Call Options Written
	Number of Contracts	Premium Amount	Number of Contracts	Premium Amount
Total Return Bond Fund
Balance at September 30, 2005	—	$—	—	$—
Opened	300	8	—	—
Expired	(300)	(8)	—	—
Closed	—	—	—	—
Balance at March 31, 2006	—	$—	—	$—

7 >  Concentration of Risks

Each fund (other than Intermediate Government Bond Fund and U.S. Government Mortgage Fund) may invest in foreign securities. A fund's investment in foreign securities subjects it to special risks associated with foreign investing and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. Because of the special risks associated with foreign investing, a fund investing in foreign securities may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

Core Bond Fund, High Income Bond Fund, and Total Return Bond Fund invest in lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's or Fitch) corporate and foreign debt obligations, which are commonly referred to as "junk bonds." Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

The rating of long-term securities as a percentage of total value of investments at March 31, 2006, were as follows (unaudited):

Ratings	Core Bond Fund	High Income Bond Fund	Total Return Bond Fund
AAA	86.8%	5.1%	81.1%
AA	1.7	—	1.4
A	3.9	—	4.6
BBB	7.6	0.8	8.9
BB	—	30.6	2.5
B	—	46.2	1.5
CCC	—	13.9	—
CC	—	—	—
D	—	0.4	—
Non-Rated	—	3.0	—
	100.0%	100.0%	100.0%

FIRST AMERICAN FUNDS Semiannual Report 2006

78

Individual security ratings are based on information from Moody's Investors Service, Standard & Poor's, and/or Fitch. In the case of split ratings,the middle rating is used. If ratings are provided by only two rating agencies, the lower rating is used. If only one rating agency provides a rating, that rating is used.

8 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9 >  Fiscal Year-End Change

On February 23, 2006, the funds' board of directors approved a change in the funds' fiscal year-end from September 30 to June 30, effective with the nine-month period ending June 30, 2006.

FIRST AMERICAN FUNDS Semiannual Report 2006

79

NOTICE TO SHAREHOLDERS March 31, 2006 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter end.

FIRST AMERICAN FUNDS Semiannual Report 2006

80

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Board of Directors First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Vice President, Chief Financial Officer,

and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

FIRST AMERICAN FUNDS ®

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus which contains information concerning investment objectives, risks, and charges and expenses of the funds.  Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55107

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0128-06  5/2006  SAR-INCOME

Item 2—Code of Ethics

Not applicable to semi-annual report.

Item 3—Audit Committee Financial Expert

Not applicable to semi-annual report.

Item 4—Principal Accountant Fees and Services

Not applicable to semi-annual report.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

Item 11—Controls and Procedures

(a)   The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)  Not applicable.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: June 9, 2006

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: June 9, 2006